As filed with the SEC on April 29, 2016

Registration No. 333-127346

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 15	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT

COMPANY ACT OF 1940

Amendment No. 73	☒

EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A

(Exact name of registrant)

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(name of depositor)

640 Fifth Ave

New York, New York 10019

(Address of depositor’s principal executive offices)

Depositor’s telephone number: 1-800-544-8888

WILLIAM J. JOHNSON, JR.

President

Empire Fidelity Investments Life Insurance Company

640 Fifth Avenue

New York, New York 10019

(Name and address of agent for service)

Copy to:

MICHAEL BERENSON

MORGAN, LEWIS & BOCKIUS LLP

1111 Pennsylvania Avenue, N.W.

Washington, D.C. 20004

Individual Variable Annuity Contracts — Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, the Registrant has registered an indefinite number of securities.

It is proposed that this filing will become effective (check appropriate space):

☐                      immediately upon filing pursuant to paragraph (b) of rule 485

☒                    on April 30, 2016, pursuant to paragraph (b) (1) (iii) of rule 485

☐                      60 days after filing pursuant to paragraph (a) (1) of rule 485

☐                      on          , pursuant to paragraph (a) (1) of rule 485

☐                      75 days after filing pursuant to paragraph (a) (2) of rule 485                     Page   of

☐                      on            , pursuant to paragraph (a) (2) of rule 485                                           Exhibit Index Appears on Page

Prospectus

Personal Retirement Annuity

Introduction

This prospectus describes a variable annuity contract (the "Contract") offered by Empire Fidelity Investments Life Insurance Company® ("EFILI", "we", or "us"). We are a life insurance company that is one of the group of financial service companies known as Fidelity Investments. The Contract is designed for individual investors who desire to accumulate capital on a tax-deferred basis for retirement or other long-term purposes.

The Contract may be owned by one or two individuals. A Contract may also be owned under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act. See Contracts Owned Under UGMA/UTMA Arrangements. It may also be owned by a trust that exists for the benefit of one or two individuals or is established as a charitable remainder trust under the Internal Revenue Service Code and regulations. Special provisions apply to Contracts owned by Trusts. See Contracts Owned by Trusts. Except for the discussion in those sections, the remainder of this prospectus assumes that the Contract is owned by one or two individuals.

You, the Owner or Owners, may purchase a Contract on a non-qualified basis. The Contracts are not offered in connection with IRAs or qualified plans of any kind.

You may choose to take money from a Contract by making withdrawals. You may also choose for us to make monthly annuity income payments to you or to one or two other individuals you name. Each person you designate to receive annuity income payments is called an Annuitant. Annuity income payments are fixed in amount and are guaranteed to last for the life or lives of the Annuitant(s) or for 120 monthly payments, whichever is longer.

Investment Options

You may direct your money to one or more of the 57 variable subaccounts (the "Investment Options") of Empire Fidelity Investments Variable Annuity Account A (the "Variable Account"). The value of the money you invest in any Investment Option will vary with the investment performance of the single mutual fund portfolio (the "Fund") in which the Investment Option invests. We may add additional Investment Options in the future.

Some of the Funds are managed by Fidelity Management & Research Company ("FMR"): Fidelity VIP Asset Manager, Fidelity VIP Asset Manager: Growth, Fidelity VIP Balanced, Fidelity VIP Consumer Discretionary, Fidelity VIP Consumer Staples, Fidelity VIP Contrafund®, Fidelity VIP Disciplined Small Cap (sub-advised by Geode Capital Management, LLC ("Geode")), Fidelity VIP Dynamic Capital Appreciation, Fidelity VIP Emerging Markets, Fidelity VIP Energy, Fidelity VIP Equity Income, Fidelity VIP Financial Services, Fidelity VIP Floating Rate High Income, Fidelity VIP Government Money Market, Fidelity VIP Growth, Fidelity VIP Growth & Income, Fidelity VIP Growth Opportunities, Fidelity VIP Health Care, Fidelity VIP High Income, Fidelity VIP Index 500 (sub-advised by Geode), Fidelity VIP Industrials, Fidelity VIP International Capital Appreciation, Fidelity VIP Investment Grade Bond, Fidelity VIP Materials, Fidelity VIP Mid Cap, Fidelity VIP Overseas, Fidelity VIP Real Estate, Fidelity VIP Strategic Income, Fidelity VIP Technology, Fidelity VIP Telecommunications, Fidelity VIP Utilities, Fidelity VIP Value, and Fidelity VIP Value Strategies

Others are managed by FMR Co., Inc., an affiliate of FMR: Fidelity VIP FundsManager® 20%, Fidelity VIP FundsManager® 50%, Fidelity VIP FundsManager® 60%, Fidelity VIP FundsManager® 70%, Fidelity VIP FundsManager® 85%, Fidelity VIP Investor Freedom® 2005, Fidelity VIP Investor Freedom® 2010, Fidelity VIP Investor Freedom® 2015, Fidelity VIP Investor Freedom® 2020, Fidelity VIP Investor Freedom® 2025, Fidelity VIP Investor Freedom® 2030, and Fidelity VIP Investor Freedom Income®

Other funds are managed by:

BlackRock Advisors, LLC ("BlackRock"): BlackRock Global Allocation V.I. Fund

Franklin Advisers, Inc. ("Franklin Templeton"): Franklin U.S. Government Securities VIP Fund and Templeton Global Bond VIP Fund

Invesco Advisers, Inc. ("Invesco"): Invesco V.I. Global Core Equity Fund

Lazard Asset Management LLC ("Lazard"): Lazard Retirement Emerging Markets Equity Portfolio

Morgan Stanley Investment Management Inc. ("Morgan Stanley"): Emerging Markets Debt Portfolio, Emerging Markets Equity Portfolio, and Global Strategist Portfolio

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Pacific Investment Management Company LLC ("PIMCO"): PIMCO VIT CommodityRealReturn® Strategy Portfolio, PIMCO VIT Low Duration Portfolio, PIMCO VIT Real Return Portfolio, and PIMCO VIT Total Return Portfolio

Legal Information

This prospectus provides information that a prospective investor should know before investing. We have filed additional information about the Contract and the Variable Account with the U.S. Securities and Exchange Commission in a Statement of Additional Information dated April 30, 2016. The Statement of Additional Information is incorporated by reference in this prospectus and is available without charge by calling us at 1-800-544-2442 or by accessing the SEC Internet website (at http://www.sec.gov). The table of contents of the Statement of Additional Information appears on page 77.

Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Please read this prospectus and keep it for future reference. It does not constitute an offering unless accompanied by either the current prospectus for the Government Money Market Investment Option or the current prospectuses for all the Investment Options.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

FOR FURTHER INFORMATION CALL US:  1-800-544-2442

Date: April 30, 2016

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Prospectus Contents

Glossary	iv
Summary of the Contract	1
Facts About Empire Fidelity Investments Life, the Variable Account, and the Funds
Empire Fidelity Investments Life	4
The Variable Account	4
Financial Statements	4
The Funds	4
Facts About The Contract
Purchase of a Contract	8
Free Look Privilege	10
Investment Allocation of Your Purchase Payment	10
Making Exchanges Among Investment Options	11
Accumulation Units	13
Withdrawals	13
Systematic Withdrawal Program	14
Postponement of Payment	14
Signature Guarantee or Customer Authentication	14
Charges	14
Certain Funds Impose a Short-Term Redemption Fee	15
Automatic Transfer to the Government Money Market Investment Option Upon Due Proof of Death	16
Required Distributions on Death of Owner	16
Annuity Date	16
Annuity Income	16
Contracts Owned by Trusts	18
Contracts Owned Under UGMA/UTMA Arrangements	18
Abandoned Property	18
Reports to Owners	18
Tax Considerations	18
Other Contract Provisions
Selling the Contracts	24
Automatic Annuity Builder	24
Dollar Cost Averaging	24
Automatic Rebalancing	24
Special Provisions for Sales Under Sponsored Arrangements	25
More About the Investment Options and the Funds
Changes in Investment Options	25
Total Return for an Investment Option	25
Voting Rights	26
Resolving Material Conflicts	26
Litigation	26
Appendix A: Table of Accumulation Unit Values	27
Appendix B: Table of Accumulation Unit Values	46
Appendix C: Table of Accumulation Unit Values	61
Table of Contents of the Statement of Additional Information	77

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Glossary

Accumulation Unit - A unit of interest in an Investment Option.

Accumulation Unit Value - The value of a particular Accumulation Unit at a particular time.

Annuitant or Annuitants - The person(s) designated by the Owner(s) to receive monthly annuity income payments.

Annuity Date - A date selected by the Owner(s) for annuity income payments to begin. This date can be as late as the first day of the calendar month following the oldest Owner's 90th birthday. Once annuity income payments begin, Owners have no rights in the Contract.

Beneficiary or Beneficiaries - The person or persons who receive proceeds from the Contract if all the Owners die before the Annuity Date.

Code - The Internal Revenue Code of 1986, as amended.

Contract - The annuity contract described in this prospectus.

Contract Anniversary - The same month and day as the Contract Date in each later year.

Contract Charges - The Total Separate Account Annual Fees which consist of the Mortality and Expense Risk Charge and the Administrative Charge.

Contract Date - The date your Contract becomes effective. We show this date in your Contract.

Contract Value - The total amount attributable to a Contract at any time before annuity income payments begin.

Contract Year - A year that starts on the Contract Date or a Contract Anniversary and ends at the close of business on the day before the next Contract Anniversary.

Exchanges - Transfers of values among the Investment Options.

Funds - The mutual fund portfolios in which the Investment Options invest.

Investment Options - The Subaccounts of the Variable Account to which you may allocate Contract Value. Each Subaccount invests exclusively in the shares of one Fund.

Non-qualified - Funds other than funds from an IRA or a qualified plan such as a 401(a), or a 401(k) plan, 403(b) plan, or a governmental 457(b) plan.

Owner(s) - also "You" or "you" - The one or two persons who have the ownership rights and privileges under the Contract before the Annuity Date. In general, two people may purchase a Contract only if they are spouses.

Purchase Payment(s) - The amount(s) you invest in a Contract before any deduction for premium taxes. This term includes the Initial Purchase Payment in return for which we issue your Contract and any additional Purchase Payments you make later.

Subaccounts - The divisions of the Variable Account, each of which invests exclusively in the shares of one Fund.

Total Return - A measure of the investment performance for an Investment Option from one Valuation Period to the next.

Valuation Period - The period of time between one determination of the value of Accumulation Units to the next determination. We make determinations as of the close of business of the New York Stock Exchange (normally 4 p.m. Eastern Time) each day that the Exchange is open for trading.

Variable Account - Empire Fidelity Investments Variable Annuity Account A.

You or you - The one or two persons who own a Contract. Once the Contract is issued, the Owner(s) may not be changed, except that if a Contract has one Owner at the time of issue, that Owner may add a second Owner.

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Summary of the Contract

Purpose

This variable annuity Contract allows you, the Owner(s), to accumulate money on a tax-deferred basis before the Annuity Date. For Contracts owned by individuals, all Owners must be age 80 or younger upon purchase, except that if the Contract is purchased in an exchange under section 1035 of the Internal Revenue Code all Owners must be age 85 or younger. For Contracts owned by a trust, the Annuitant(s) must be age 80 or younger upon purchase, except that if the Contract is purchased in an exchange under section 1035 of the Internal Revenue Code the Annuitant(s) must be age 85 or younger. We designed the Contract to provide income for retirement or to meet other long-term goals.

You may invest in one or more of the 57 Investment Options available under the Contract. Each Investment Option invests exclusively in shares of one Fund. Values invested in the Investment Options may increase, decrease or stay the same. You bear the investment risk.

A Contract may be purchased with money from any source, but you should generally not purchase a Contract with money from a qualified plan or other tax-deferred account (except for a deferred annuity contract).

The Contract provides for fixed annuity income payments to the Annuitant(s) each month beginning on the Annuity Date. You select the Annuity Date and the Annuitant(s). You can change the Annuitant(s) before annuity income payments begin.

Before the Annuity Date, you may exchange all of your Contract Value to any immediate annuity contract we then offer.

Minimum Initial and Additional Purchase Payment Amounts

To purchase a Contract, you must generally make an Initial Purchase Payment of at least $10,000. Also, if you are purchasing a Contract by exchanging one or more annuity contracts or life insurance policies, you may purchase the Contract with a combination of (1) a check or other form of immediate payment of at least $250 and (2) assignment of your existing annuity contract or life insurance policy. The total value of the immediate payment and the existing annuity contract or life insurance policy must be at least $10,000.

You will be eligible for lower Contract Charges if (1) you purchase a Contract on or after September 7, 2010 with an Initial Purchase Payment of $1,000,000 or more, or (2) your Contract Value equals $1,000,000 or more on or after September 7, 2010 and at that time we are offering the Contract to new applicants at the lower Contract Charges (The lower Contract Charges will be applied as specified in the Automatic Contract Charge Reduction section.). Please note that if you are funding your Contract with Purchase Payments from different sources (e.g. other annuity contracts or investments), your Contract will be issued with the lower Contract Charges only if the amount of the Initial Purchase Payment that is applied to your Contract on the Contract Date is $1,000,000 or more. See Application and Initial Purchase Payment and Additional Purchase Payments.

We may limit the amount of any Purchase Payment or reject any Purchase Payment. We reserve the right to reject Purchase Payments made with cash-like instruments including, but not limited to money orders, cashier's checks, bank drafts, postal money orders and Traveler's Express international money orders.

Withdrawals

You may withdraw part or all of your Contract Value at any time before the Annuity Date. If you withdraw all of your Contract Value the Contract will end.

You may not make a partial withdrawal from a Contract that would reduce your Contract Value to less than $5,000. The Contract Value is before any deductions for any charges we may impose, any Fund short-term redemption fees, and any taxes withheld, so the amount you receive may be less than the amount you withdraw.

Certain withdrawals may be subject to a federal penalty tax as well as federal income tax. See Tax Considerations.

Termination

To help protect us against administrative expense risks, we include a provision in the Contracts that allows us to cancel smaller, inactive Contracts before the Annuity Date. We have the right to cancel your Contract if all of the following conditions exist at the same time: (1) no Purchase Payments have been made during the previous 36 months; (2) the total Purchase Payments credited to the Contract minus total withdrawals are less than $2,000; and (3) the Contract Value is less than $2,000. We will give you 30 days' notice

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before canceling your Contract, during which you may make an additional Purchase Payment to bring your Contract Value to $2,000 or more. If we cancel your Contract under this provision, we will pay you your Contract Value in a lump sum.

Annuity Income

For a Contract issued to one Owner, we pay monthly fixed annuity income to the Annuitant(s) beginning on the Annuity Date if the Owner is still alive on the Annuity Date. For a Contract issued to two Owners, we pay monthly fixed annuity income if either (1) both the Owners are alive on the Annuity Date or (2) one Owner is still alive on the Annuity Date and the surviving Owner was the deceased Owner's spouse at the time of death and elected to continue the contract as his or her own. However, Owners have no rights once annuity income payments begin.

Income payments continue until all the Annuitants are no longer living, or for 120 monthly payments, whichever is longer. If there are two Annuitants when annuity income payments begin, payments will be made jointly to both Annuitants. If one Annuitant dies before the other, the remaining payments will be made solely to the surviving Annuitant. If there is one Annuitant receiving annuity income and that Annuitant dies before 120 monthly payments are made, the remaining payments will be made to that Annuitant's estate.

Death Of Owner(s)

If all the Owners die before the Annuity Date, then at the close of the Valuation Period in which we receive due proof of death of the last surviving Owner, we will transfer any portion of the Contract Value that is in the other Investment Options to the Government Money Market Investment Option. See Automatic Transfer to Government Money Market Investment Option Upon Due Proof Of Death.

Once we have determined the number of Beneficiaries who will share in the Contract Value, a Beneficiary who has returned all required documentation to us (including tax withholding and other forms) will be able to transfer his or her share of the Contract Value among the Investment Options. If the Contract Value for any one Beneficiary is less than $5,000, then we will send that Beneficiary their entire portion of the Contract Value as soon as we have received all required documentation. See Required Distributions On Death of Owner.

Required Distributions On Death of Owner

If any Owner dies before the Annuity Date, the Contract must be distributed according to the requirements of the Code in order for the Contract to qualify as an annuity for tax purposes. If the Contract is owned by a trust, then the death of an Annuitant will be treated as a death of an Owner.

Accordingly, we will not make annuity income payments to the Annuitants even if the Contract Value has not been distributed by the Annuity Date unless (1) the Contract was owned jointly by spouses, and (2) the surviving spouse elected to continue the Contract as his or her own.

Surviving Owner

If a Contract has two Owners and one Owner dies, the surviving Owner, not the Beneficiary(ies), has the right to the Contract Value. If all the Owners die before the Annuity Date, then the Beneficiary(ies) have the right to the Contract Value.

A surviving spouse who is the surviving Owner will be able to continue the Contract as his or her own and will be treated as having been the sole Owner from the Contract Date, except that he or she will not be able to add a second Owner. Such a surviving spouse will be able to change the Annuity Date to a date as late as the first day of the calendar month following his or her 90th birthday. (Please note federal tax law does not allow a civil union partner to continue the Contract as his or her own.) Otherwise the Contract Value must be distributed in accordance with the applicable provisions of the Code. See Required Distributions on Death of Owner.

Charges

You will incur the charges shown in the Fee Table in connection with the contract.

Free Look Period

When this Contract is issued, you have 10 days after you receive it from us to examine it (the "free look period"). Unless it is a replacement Contract, in which case you have 60 days after you receive it from us to examine it. You can return the Contract to us at our Annuity Service Center for any reason during the free look period. If you do, the Contract will be canceled and will be void from the beginning. We will promptly refund the amount of your Initial Purchase Payment, plus or minus the investment performance of the Contract. If your free look period ends on a non-business day, the next business day will be used. See Free Look Privilege.

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Important

The summary above provides only an overview of the more significant aspects of a Contract. You can find more detailed information in the rest of this Prospectus and in your Contract. Your Contract is the entire agreement between us and you, and you should retain your Contract.

FEE TABLE

The following tables describe the fees and expenses that you will pay while you own your Contract. The first table describes the fees and expenses you will pay at the time you buy the contract or transfer cash value between Investment Options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses	Current Charge	Maximum Charge
Exchange Fee	None	$15.00	A

A  Although we do not currently intend to charge for Exchanges, we reserve the right to impose a charge if you make Exchanges on more than six days during a calendar year. The charge will be not more than $15 for each additional day on which you make an Exchange.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Separate Account Annual Expenses (as a percentage of average account value)	Maximum Charge
Mortality and Expense Risk Charge	0.20	%B
Administrative Charge	0.05%
Total Separate Account Annual Fees	0.25	%B

B  You will be assessed an M&E Charge of 0.05% and Total Separate Account Annual Fees of 0.10% (hereafter referred to as "lower Contract Charges") if (1) you purchase a Contract on or after September 7, 2010 with an Initial Purchase Payment of $1,000,000 or more, or (2) your Contract Value equals $1,000,000 or more on or after September 7, 2010 and at that time we are offering the Contract to new applicants at the lower Contract Charges (The lower Contract Charges will be applied as specified in the Automatic Contract Charge Reduction section.).

The next table describes the fees and expenses associated with the Funds that you will pay periodically during the time that you own a Contract. The table shows the minimum and maximum fees and expenses charged by any of the Funds. More detail concerning each Fund's fees and expenses is contained in its prospectus.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund's assets including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.10%	1.47%

Some Funds impose a 1% short-term redemption fee on interests held in the corresponding Investment Option for less than 60 days. The fee applies both to amounts withdrawn from the Contract and to amounts transferred to another Investment Option. The Funds that impose this fee are: Fidelity VIP Consumer Discretionary Portfolio, Fidelity VIP Consumer Staples Portfolio, Fidelity Fidelity VIP Energy Portfolio, Fidelity VIP Industrials Portfolio, Fidelity VIP Financial Services Portfolio, Fidelity VIP Health Care Portfolio, Fidelity VIP Materials Portfolio, Fidelity VIP Technology Portfolio, Fidelity VIP Telecommunications Portfolio and Fidelity VIP Utilities Portfolio. Any short-term redemption fees are retained by the Funds and are part of the Funds' assets.

For more details about the fee, please see "Certain Funds Impose a Short-Term Redemption Fee". The annual operating expenses provided are based on estimated expenses.

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Example

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts.

The example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the 0.25% total separate account annual fees and the maximum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions your costs would be as shown immediately below, regardless of whether you annuitize, make a full withdrawal, or continue your contract at the end of each of the time periods shown:

1 year	3 years	5 years	10 years
$175	$542	$933	$2,030

Facts About Empire Fidelity Investments Life, the Variable Account, and the Funds

EMPIRE FIDELITY INVESTMENTS LIFE

Empire Fidelity Investments Life is a stock life insurance company that was organized under the laws of the State of New York on May 1, 1991, and commenced operations on June 1, 1992. Empire Fidelity Investments Life is part of Fidelity Investments, a group of companies that provides investment management and other financial services. Empire Fidelity Investments Life is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company. Fidelity Investments Life Insurance Company is a wholly-owned subsidiary of FMR LLC, the parent company of the Fidelity companies. Edward C. Johnson 3d, the Johnson family members, and various key employees of FMR LLC own the voting common stock of FMR LLC. EFILI's principal executive offices are located at 640 Fifth Ave, New York, New York 10019. Our Annuity Service Center address is P.O. Box 770001, Cincinnati, Ohio 45277-0051.

THE VARIABLE ACCOUNT

The Empire Fidelity Investments Variable Annuity Account A is a separate investment account of Empire Fidelity Investments Life established pursuant to New York law on July 15, 1991. The Variable Account commenced operations on June 3, 1992. It is used to support the variable annuity contracts described herein, and for other purposes permitted by law.

The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act").

We are the legal owner of the assets in the Variable Account. As required by law, however, the assets of the Variable Account are kept separate from our general account assets and from any other separate accounts we may have, and may not be charged with liabilities from any other business we conduct. The assets in the Variable Account will always be at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the Contracts.

FINANCIAL STATEMENTS

Financial statements for EFILI appear in the Statement of Additional Information ("SAI").

THE FUNDS

There are currently 57 Investment Options in the Variable Account. Each Investment Option invests exclusively in a single Fund. Each Fund is part of a trust that is registered with the SEC as an open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC. Each Fund's assets are held separate from the assets of the other Funds, and each Fund has investment objectives and policies that are different from those of the other Funds. Thus, each Fund operates as a separate investment fund, and the income and losses of one Fund have no effect on the investment performance of any other Fund.

The following table describes the Funds' investment objective and lists each Fund's investment adviser or principal sub-adviser. This information is just a summary for each underlying Fund. There is, of course, no assurance that any Fund will meet its investment objective. You should read the Fund's prospectus for more information about that particular Fund. Each Fidelity Investment Option,

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except for VIP Index 500 Portfolio, invests in Investor Class shares of each Fund. VIP Index 500 invests in Initial Class shares of VIP Index 500 fund.

The names and investment objectives of the below Funds may be similar to those of other funds available through the same Investment Adviser; however, the performance of such funds may differ significantly.

Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
FIDELITY
Fidelity VIP Asset Manager Portfolio	Seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments	Fidelity Management & Research Company
Fidelity VIP Asset Manager: Growth Portfolio	Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments	Fidelity Management & Research Company
Fidelity VIP Balanced Portfolio	Seeks income and capital growth consistent with reasonable risk	Fidelity Management & Research Company
Fidelity VIP Consumer Discretionary Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Consumer Staples Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Contrafund® Portfolio	Seeks long-term capital appreciation	Fidelity Management & Research Company
Fidelity VIP Disciplined Small Cap Portfolio	Seeks capital appreciation	Fidelity Management & Research Company/Geode Capital Management, LLC
Fidelity VIP Dynamic Capital Appreciation Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Emerging Markets Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Energy Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Equity-Income Portfolio

Seeks reasonable income while also considering the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index

Fidelity Management & Research Company
Fidelity VIP Financial Services Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Floating Rate High Income Portfolio	Seeks a high level of current income	Fidelity Management & Research Company
Fidelity VIP FundsManager® 20% Portfolio*	Seeks high current income and, as a secondary objective, capital appreciation	FMR Co., Inc.
Fidelity VIP FundsManager® 50% Portfolio*	Seeks high total return	FMR Co., Inc.
Fidelity VIP FundsManager® 60% Portfolio*	Seeks high total return	FMR Co., Inc.
Fidelity VIP FundsManager® 70% Portfolio*	Seeks high total return	FMR Co., Inc.
Fidelity VIP FundsManager® 85% Portfolio*	Seeks high total return	FMR Co., Inc.

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Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
Fidelity VIP Government Money Market Portfolio**	Seeks as high a level of current income as is consistent with the preservation of capital and liquidity	Fidelity Management & Research Company
Fidelity VIP Growth Portfolio	Seeks to achieve capital appreciation	Fidelity Management & Research Company
Fidelity VIP Growth & Income Portfolio	Seeks high total return through a combination of current income and capital appreciation	Fidelity Management & Research Company
Fidelity VIP Growth Opportunities Portfolio	Seeks to provide capital growth	Fidelity Management & Research Company
Fidelity VIP Health Care Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP High Income Portfolio	Seeks a high level of current income, while also considering growth of capital	Fidelity Management & Research Company
Fidelity VIP Index 500 Portfolio	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index	Fidelity Management & Research Company/Geode Capital Management, LLC
Fidelity VIP Industrials Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP International Capital Appreciation Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Investment Grade Bond Portfolio	Seeks as high a level of current income as is consistent with the preservation of capital	Fidelity Management & Research Company
Fidelity VIP Investor Freedom® 2005 Portfolio*	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	FMR Co., Inc.
Fidelity VIP Investor Freedom® 2010 Portfolio*	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	FMR Co., Inc.
Fidelity VIP Investor Freedom® 2015 Portfolio*	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	FMR Co., Inc.
Fidelity VIP Investor Freedom® 2020 Portfolio*	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	FMR Co., Inc.
Fidelity VIP Investor Freedom® 2025 Portfolio*	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	FMR Co., Inc.
Fidelity VIP Investor Freedom® 2030 Portfolio*	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	FMR Co., Inc.
Fidelity VIP Investor Freedom Income® Portfolio*	Seeks high total return with a secondary objective of principal preservation	FMR Co., Inc.
Fidelity VIP Materials Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Mid Cap Portfolio	Seeks long-term growth of capital	Fidelity Management & Research Company
Fidelity VIP Overseas Portfolio	Seeks long-term growth of capital	Fidelity Management & Research Company

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Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
Fidelity VIP Real Estate Portfolio	Seeks above average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index	Fidelity Management & Research Company
Fidelity VIP Strategic Income Portfolio	Seeks a high level of current income. The fund may also seek capital appreciation	Fidelity Management & Research Company
Fidelity VIP Technology Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Telecommunications Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Utilities Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Value Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Value Strategies Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
BLACKROCK
BlackRock Global Allocation V.I. Fund	Seeks high total investment return	BlackRock Advisors, LLC
FRANKLIN TEMPLETON
Franklin U.S. Government Securities VIP Fund	Seeks income	Franklin Advisers, Inc.
Templeton Global Bond VIP Fund	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Franklin Advisers, Inc.
INVESCO
Invesco V.I. Global Core Equity Fund	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.	Invesco Advisers, Inc.
LAZARD
Lazard Retirement Emerging Markets Equity Portfolio	Seeks long-term capital appreciation	Lazard Asset Management LLC
MORGAN STANLEY
Morgan Stanley Emerging Markets Debt Portfolio	Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries	Morgan Stanley Investment Management Inc.
Morgan Stanley Emerging Markets Equity Portfolio	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries	Morgan Stanley Investment Management Inc.
Morgan Stanley Global Strategist Portfolio	Seeks total return	Morgan Stanley Investment Management Inc.

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Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
PIMCO
PIMCO VIT CommodityRealReturn® Strategy Portfolio	Seeks maximum real return consistent with prudent investment management	Pacific Investment Management Company LLC
PIMCO VIT Low Duration Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management	Pacific Investment Management Company LLC
PIMCO VIT Real Return Portfolio	Seeks maximum real return, consistent with preservation of real capital and prudent investment management	Pacific Investment Management Company LLC
PIMCO VIT Total Return Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management	Pacific Investment Management Company LLC

VIT refers to Variable Insurance Trust

*  Prior to October 22, 2015, the portfolio's investment adviser was Strategic Advisers®, Inc

**  Prior to December 1, 2015, the portfolio was known as Fidelity VIP Money Market.

Important: You will find more complete information about the Funds, including the risks associated with each Fund, in their respective prospectuses, and if available, summary prospectuses. You should read them in conjunction with this prospectus. You can obtain a prospectus for any underlying Fund by calling 800-544-2442 or visit Fidelity.com.

Facts About The Contract

PURCHASE OF A CONTRACT

We offer the Contracts only in states in which we have obtained the necessary approval. You must complete an application to purchase any Contract.

You may purchase a Contract with money from any source, but you should generally not purchase a Contract with money from a plan qualified under section 401(a) of the Code, a 403(b) mutual fund account or a 403(b) tax sheltered annuity, a governmental 457(b) plan or an IRA.

To purchase a Contract, you must generally make an Initial Purchase Payment of at least $10,000. A smaller Initial Purchase Payment is available under some sponsored arrangements. Also, if you are purchasing a Contract by exchanging one or more annuity contracts or life insurance policies, you may purchase the Contract with a combination of (1) a check or other form of immediate payment of at least $250 and (2) assignment of your existing annuity contract or life insurance policy. The total value of the immediate payment and the existing annuity contract or life insurance policy must be at least $10,000. For Contracts owned by individuals, all Owners must be age 80 or younger upon purchase, except that if the Contract is purchased in an exchange under section 1035 of the Internal Revenue Code all Owners must be age 85 or younger. For Contracts owned by either a revocable grantor trust or a charitable remainder trust, the oldest Annuitant must be age 80 or younger upon purchase, except that if the Contract is purchased in an exchange under section 1035 of the Internal Revenue Code the oldest Annuitant must be age 85 or younger.

You will be eligible for lower Contract Charges if (1) you purchase a Contract on or after September 7, 2010 with an Initial Purchase Payment of $1,000,000 or more, or (2) your Contract Value equals $1,000,000 or more on or after September 7, 2010 and at that time we are offering the Contract to new applicants at the lower Contract Charges (The lower Contract Charges will be applied as specified in the Automatic Contract Charge Reduction section.). Please note that if you are funding your Contract with Purchase Payments from different sources (e.g. other annuity contracts or investments), your Contract will be issued with the lower Contract Charges only if the amount of the Initial Purchase Payment that is applied to your Contract on the Contract Date is $1,000,000 or more, and is received by us on or after September 7, 2010. See Charges.

To help the government fight the funding of terrorism and money-laundering activities, federal law requires Fidelity to verify your identity by obtaining your name, date of birth, legal address, and a government-issued identification number before opening your contract. In certain circumstances, Fidelity may obtain and verify this information with respect to any person(s) authorized to effect transactions in a contract. For certain entities, such as trusts, estates, corporations, partnerships, or other organizations, identifying documentation

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is also required. Your contract may not be issued if Fidelity cannot verify this information. Fidelity will not be responsible for any losses or damages (including but not limited to lost opportunities) resulting from any failure to provide this information.

•  Application and Initial Purchase Payment

Once we receive your completed application in a form acceptable to us, we will apply the Initial Purchase Payment to the purchase of a Contract within two business days after we receive the application and Initial Purchase Payment at our Annuity Service Center. The address of our Annuity Service Center is P.O. Box 770001, Cincinnati, OH 45277-0051. The date that we credit your Initial Purchase Payment and your Contract becomes effective is called the Contract Date.

You will be eligible for lower Contract Charges if (1) your Initial Purchase Payment is $1,000,000 or more and is received by us on or after September 7, 2010, or (2) your Contract Value reaches $1,000,000 or more on or after September 7, 2010 and at that time we are offering the Contract to new applicants at the lower Contract Charges (The lower Contract Charges will be applied as specified in the Automatic Contract Charge Reduction section.). Please note that if you are funding your Contract with Purchase Payments from different sources (e.g. other annuity contracts or investments), your Contract will be issued with the lower Contract Charges only if the amount of the Initial Purchase Payment that is applied to your Contract on the Contract Date is $1,000,000 or more and is received by us on or after September 7, 2010.

We reserve the right to terminate the lower Contract Charges for new applicants at any time. We also reserve the right to terminate the availability of the lower Contract Charges to existing Owners in the event we decide to cease offering the lower Contract Charges to new applicants. You should not purchase a Contract based on the expectation that we will still be offering new Contracts at the lower Contract Charges if your Contract Value reaches $1,000,000 or more at some time in the future.

If we receive an incomplete application, or one that is not in an acceptable form, we will request the information needed to complete the application. If your application remains incomplete or otherwise unacceptable for five business days, we will return your Initial Purchase Payment unless we obtain your specific permission to retain it pending completion or revision of your application.

•  Automatic Contract Charge Reduction

If your Contract Value equals or exceeds $1,000,000 on any Valuation Period on or after September 7, 2010 and if at that time we are offering the Contract to new applicants at the lower Contract Charges, your Contract will be automatically converted to the lower Contract Charges ("Automatic Contract Charge Reduction"). The Automatic Contract Charge Reduction applies to any Contract that was issued at higher Contract Charges and that had a Contract Value that was equal to or greater than $1,000,000 on or after September 7, 2010 subject to the following conditions:

•  The Contract at the lower Contract Charges must be available to new applicants at the time we implement the Automatic Contract Charge Reduction for all eligible contract owners; and

•  The Automatic Contract Charge Reduction is not retroactive. It only applies to Valuation Periods following the implementation date of the Automatic Contract Charge Reduction to your Contract.

•  We will convert the number of Accumulation Units that were credited to your Contract prior to the Automatic Contract Charge Reduction to a new number of Accumulation Units to reflect the lower Contract Charges that will apply to your Contract after the Automatic Charge Reduction. See Accumulation Units.

The Automatic Contract Charge Reduction will be applied to your Contract as long as we continue to offer the lower Contract Charges to new applicants on the later of (i) the Valuation Period ending on December 13, 2010 or (ii) the Valuation Period following the Valuation Period in which your Contract Value equaled or exceeded $1,000,000.

•  Additional Purchase Payments

You may add money to a Contract before the Annuity Date if all the Owners are still living. The smallest additional Purchase Payment we will accept is generally $250. If your Contract is issued to two Owners and one Owner dies before the Annuity Date, we will not accept additional Purchase Payments unless the surviving Owner was the spouse of the deceased Owner at the time of death and elected to continue the Contract as his or her own.

If on or after September 7, 2010 your Contract Value reaches $1,000,000 or more due to your additional Purchase Payment(s) or the earnings of your selected Investment Option(s) and we are offering the lower Contract Charges to new applicants at that time, your Contract will be converted to the lower Contract Charges as described in the Automatic Contract Charge Reduction paragraph above. See also Application and Initial Purchase Payment.

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You may also make regular monthly additional Purchase Payments of at least $100 by authorizing your bank to make regular transfers to us from your checking or savings account, or by authorizing regular transfers from your Fidelity Investments brokerage account. See Automatic Annuity Builder.

You may make a telephone, mail or Internet request to make an additional Purchase Payment by moving money from your Fidelity mutual fund or Fidelity brokerage "core" account, or other eligible Fidelity Investments account. You may also request to make an additional Purchase Payment by moving money from your bank account. Any Contracts and accounts between which money will be transferred must have at least one owner's name in common.

An additional Purchase Payment that you invest in any Investment Option(s) will be credited to your contract based on the next computed Accumulation Unit Value(s) for those Investment Option(s) after we receive your payment at our Annuity Service Center. See Accumulation Units.

We reserve the right to reject Purchase Payments made with cash-like instruments including, but not limited to money orders, cashier's checks, bank drafts, postal money orders and Traveler's Express international money orders.

•  Purchase Payments Made With Returned Checks Or Unfunded Electronic Funds Transfers

If you make a Purchase Payment with a check that is returned to us unpaid due to insufficient funds or for any other reason, or if your Purchase Payment is made by an electronic funds transfer that is later reversed due to lack of funds in the bank account from which the transfer was made or for any other reason, we will (1) reverse the transaction; and (2) if the reversal results in a loss of more than $1,000 to us, redeem a sufficient number of Accumulation Units from the Investment Options at the current Accumulation Unit Values to provide us with an amount equal to the loss. Money will be taken proportionately from all of the Investment Options in which you are invested. If there is not sufficient value in the Investment Options we may take legal action against you to recover any remaining losses we have incurred.

Any redemption we make under this provision may result in a taxable event to you, just as for any other withdrawal.

FREE LOOK PRIVILEGE

When this Contract is issued, you have 10 days after you receive it from us to examine it (the "free look period"). Unless it is a replacement Contract, in which case you have 60 days after you receive it from us to examine it. You can return the Contract to us at our Annuity Service Center for any reason during the free look period. If you do, the Contract will be canceled and will be void from the beginning. We will promptly refund the amount of your Initial Purchase Payment, plus or minus the investment performance of the Contract. If your free look period ends on a non-business day, the next business day will be used.

INVESTMENT ALLOCATION OF YOUR PURCHASE PAYMENT

You choose how to allocate your Purchase Payments among the Investment Options and the percentage to be allocated to each.

For the Initial Purchase Payment, you choose the allocation on the application.

For any additional Purchase Payment, you may send written allocation instructions to us at our Annuity Service Center. You may also provide instructions through our website, www.fidelity.com, but only if they are in accordance with our then current rules. We do not accept instructions by fax. You may indicate whether your allocation instructions apply (1) only to the current additional Purchase Payment or (2) to the current additional Purchase Payment and all future additional Purchase Payments. If you do not indicate that your instructions apply to all future additional Purchase Payments then we will apply them only to the current additional Purchase Payment.

Instructions may be expressed in dollars or in percentages. All percentages must be in whole numbers, not decimals or fractions. If you give us instructions that in our judgment are unclear or incomplete, your Purchase Payment and any future Purchase Payments to which those instructions apply will be allocated to the Government Money Market Investment Option until we receive instructions that are clear and complete. Instructions may be unclear or incomplete if percentage allocations do not total 100% or for some other reason. You will be notified in the case of incomplete or unclear instructions and we will not be responsible for changes in unit values or for lost market opportunities.

At the time any Purchase Payment is invested in an Investment Option, we credit a number of Accumulation Units to your Contract based on each Investment Option's current Accumulation Unit Value. See Accumulation Units.

You should verify the accuracy of your transaction confirmations and statements immediately after you receive them. If you find a discrepancy with regard to a particular transaction you should notify the Annuity Service Center promptly. We will not be responsible for losses unless you notify us within fifteen calendar days from the first time we mail a confirmation or statement with details of the transaction.

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MAKING EXCHANGES AMONG INVESTMENT OPTIONS

•  In General

Before the Annuity Date, you may make transfers of money ("Exchanges") among the Investment Options by providing instructions to the Annuity Service Center. We do not accept instructions by fax or electronic mail.

We do not currently impose any charges when you make an Exchange but we reserve the right to impose a charge if you make Exchanges on more than six days during a calendar year.

Excessive Exchanges can disrupt the ability of a Fund to achieve its investment objective and increase the Fund's expenses. We reserve the right to limit the number of days on which you can make Exchanges, but you will always be able to make Exchanges on at least five days each calendar year.

Your request to make an Exchange may be expressed in terms of dollars, such as a request to move $5,000 from one Investment Option to another. You may also request a percentage reallocation among Investment Options. Percentage requests must be made in whole numbers. You cannot move less than $250 from any Investment Option except that if you have less than $250 in an Investment Option you may move the entire amount.

•  Making Exchanges by Telephone or Internet

Currently you may make Exchanges by telephone and/or Internet on up to 18 days in each calendar year. You may make Exchanges on additional days only by a letter to our Annuity Service Center.

We will not be responsible for any losses resulting from unauthorized telephone or Internet Exchanges if we follow reasonable procedures designed to verify the identity of the caller or Internet user. We may record telephone calls. You should verify the accuracy of your Exchanges by checking the confirmations and statements we send to you as soon as you receive them. Notify the Annuity Service Center immediately if you find any discrepancies. We will not be responsible for losses unless you notify us within ten calendar days from the first time we mail a confirmation or statement containing details of the transaction.

•  Effective Date of Exchanges Among Investment Options

Any redemption from an Investment Option that is part of an Exchange among Investment Options will be effected as of the end of the Valuation Period in which we receive the request at our Annuity Service Center. Generally the purchase of Accumulation Units in other Investment Options with the proceeds of the redemption will occur at the same time. However, if your Exchange involves (1) moving from an Investment Option that invests in an equity Fund that is in an illiquid position due to substantial redemptions or exchanges that require it to sell portfolio securities in order to make funds available, and (2) moving to an Investment Option that invests in a Fund that accrues dividends on a daily basis and requires federal funds before accepting a purchase order, then there may be a delay in crediting the amount that is moving to the new Investment Option. The delay will last until the Investment Option from which the Exchange is being made obtains liquidity, or for seven days, whichever is shorter. During this period, the amount to be transferred from the illiquid Investment Option will be uninvested.

•  Market Timing

Some Owners use firms or individuals who engage in market timing. Such firms or individuals usually obtain authorization from Owners to make Exchanges among the Investment Options on the basis of perceived market trends. Large Exchanges resulting from market timing activity may disrupt the management of the Funds and become a detriment to other Owners.

To protect Owners not engaging in market timing, we reserve the right to reject Exchanges communicated to us by anyone acting under a power of attorney on behalf of more than one Owner. We will exercise this right only if we believe that doing so will prevent harm to other Owners.

•  Short-Term Trading Risk

Frequent Exchanges among Investment Options by Contract Owners can reduce the long-term returns of the Funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the Fund. Frequent Exchanges may reduce a Fund's performance by increasing costs paid by the Fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the Fund's net asset value.

The Funds are also available in products issued by other insurance companies. There is a significant risk that short-term trading in the Funds may go undetected. The Funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts.

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Accordingly, the Funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners. As a result of the adoption of Rule 22c-2 of the Investment Company Act of 1940, all Funds have entered into information sharing agreements with EFILI that will require EFILI, upon request, to (i) provide the funds with specific information about Contract Owner transfer activity, and, if so requested by a Fund, (ii) prohibit future transfers into such Fund.

As outlined below, EFILI has adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. Please review the Funds' prospectus for specific information about the Funds' short-term trading policies and risks.

•  Effective Date of Exchanges Among Variable Subaccounts

When you exchange among the variable Subaccounts, we will redeem shares of the appropriate Portfolios at their prices as of the end of the current Valuation Period. Generally, we will credit any Subaccount you transfer to at the same time.

However, we may wait to credit the amount to a new Subaccount until a Subaccount you exchange from becomes liquid. This will happen only if (1) the Subaccount you exchange to invests in a Portfolio that accrues dividends on a daily basis and requires Federal funds before accepting a purchase order, and (2) the Subaccount you exchange from is investing in an equity Portfolio in an illiquid position due to substantial redemptions or exchanges that require it to sell Portfolio securities in order to make funds available.

The Subaccount you exchange from will be liquid when it receives proceeds from sales of Portfolio securities, the purchase of new Contracts, or otherwise. During any period that we wait to credit a Subaccount for this reason, the amount you exchange will be uninvested. After seven days the exchange will be made even if the Investment Option you exchange from is not liquid.

•  EFILI Policies Regarding Frequent Trading

EFILI does not authorize market timing. EFILI has adopted policies and procedures designed to discourage frequent Exchanges as described below. If requested by a Fund, EFILI will consider additional steps to discourage frequent Exchanges in that Fund, not inconsistent with the policies and procedures described below.

Contract Owners who engage in frequent Exchanges may be subjected to temporary or permanent restrictions on future purchases or Exchanges in a Fund, and potentially in all funds managed by FMR. Further, Contract Owners who have engaged in frequent trading in the Funds, or in other mutual funds managed by FMR, may be subjected to temporary or permanent restrictions on purchases or exchanges in those funds.

Although there is no minimum holding period and Contract Owners can make withdrawals or Exchanges out of any Investment Option at any time, Contract Owners may comply with EFILI's policies regarding frequent trading by allowing 90 days to pass after each purchase or allocation into an Investment Option before they withdraw or make an Exchange out of that Investment Option.

In addition, each Fund reserves the right to reject the Variable Account's entire purchase or exchange transaction at any time, which would make EFILI unable to execute Contract Owner purchase, withdrawal or exchange transactions involving that Fund on that trading day. EFILI's policies and procedures are separate and independent from any policies and procedures of the Funds, and do not guarantee that the Funds will not reject orders placed by the Variable Account.

Frequent Trading Monitoring and Restriction Procedures

EFILI has adopted policies and procedures related to Exchanges among Investment Options that are set out below. Frequent trading activity is measured by the number of roundtrip transactions by an Owner. A roundtrip transaction occurs when an Owner makes an allocation or Exchange into an Investment Option followed by a withdrawal or Exchange out of the same Investment Option within 30 days. Owners are limited to one roundtrip transaction per Investment Option within any rolling 90 day period, subject to an overall limit of four roundtrip transactions in the Contract over a rolling 12 month period.

Owners with two or more roundtrip transactions in one Investment Option within a rolling 90 day period will be blocked from making additional allocations or exchanges into that Investment Option, through any means, for 85 days.

In addition, Owners who complete a fourth (or higher) roundtrip transaction within any rolling 12 month period, at least two of which are completed on different business days, will have a U.S. Mail-Only Trade Restriction imposed on all contracts/policies they own that are issued by EFILI or its affiliates. This rule will apply even if the four or more round trips occur in two or more different Investment Options. This restriction will stay in effect for 12 months. If the Owner makes another round trip in a contract that is currently subject to a U.S. Mail-Only Trade Restriction, then the U.S. Mail-Only Trade Restriction period (12 months) is restarted and all purchase transactions will be permanently blocked in the violated Investment Option across all contracts with common ownership. "U.S. Mail-Only" for purposes of the U.S. Mail-Only Trade Restriction is defined as First-Class Mail delivered via the U.S. Postal Service. Expedited delivery or courier services, including such services performed by the U.S. Postal Service, will not be accepted.

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EFILI further reserves the right to reject specific transactions or impose restrictions as described above in respect of any Contract owned or controlled commonly with a Contract subject to the above restrictions, or in respect of any Contract owned or controlled commonly by a person who is the subject of a complex-wide block.

Exceptions. EFILI has approved the following exceptions to the frequent trading policy:

(1) Transactions in the Government Money Market Investment Option;

(2) Dollar Cost Averaging, Automatic Rebalancing, Automatic Annuity Builder, Systematic Withdrawal Program, and annuity payments will not count toward an Investment Option's roundtrip limits;

(3) Transactions of $1,000 or less, within an investment option, will not count toward the roundtrip limits;

(4) EFILI may suspend the frequent trading policy and make exceptions to the policy for transactions made during periods of severe market turbulence or national emergency. There is no assurance that EFILI will do so or that, if it does so, the underlying mutual funds will make any necessary exceptions to their frequent trading policies.

No other exceptions will be allowed. The frequent trading procedures will be applied consistently to all Owners.

ACCUMULATION UNITS

When a Purchase Payment is invested in an Investment Option we credit a number of Accumulation Units to your Contract. An Accumulation Unit is a unit of measure used before the Annuity Date to calculate the value of your Contract in the Investment Option. The Accumulation Unit Value for an Investment Option is the value of one Accumulation Unit of that Investment Option at a particular time.

We determine the number of Accumulation Units to credit by dividing the dollar amount allocated to an Investment Option by the value of one Accumulation Unit for that Investment Option as of the end of the Valuation Period in which the Purchase Payment is received at our Annuity Service Center. The value of each Investment Option's Accumulation Units changes with the Total Return of the Investment Option each day that there is trading on the New York Stock Exchange. The Total Return reflects the investment performance of the Investment Option for the Valuation Period and is net of the asset charges to the Investment Option. See Total Return for an Investment Option.

For administrative purposes, if your Contract qualifies for an Automatic Contract Charge Reduction, we will recalculate the number of Accumulation Units in your Contract on the later of (i) the Valuation Period ending on December 13, 2010 or (ii) the Valuation Period following the Valuation Period in which your Contract qualified for the Automatic Contract Charge Reduction. We do this because the Accumulation Units that were credited to your Contract prior to the Automatic Contract Charge Reduction were determined using the higher Contract Charges. When you qualify for an Automatic Contract Charge Reduction, we will convert the number of Accumulation Units that were credited to your Contract prior to the Automatic Contract Charge Reduction to a new number of Accumulation Units to reflect the lower Contract Charges that will apply to your Contract after the Automatic Charge Reduction.

WITHDRAWALS

Any time before the Annuity Date, you may make a complete withdrawal of your entire Contract Value. We will send you the Contract Value less any taxes withheld and any applicable Fund short-term redemption fee. You must send us written instructions from all the Owners to make a complete withdrawal. Your Contract will terminate once the withdrawal has been processed.

You may also make partial withdrawals of $500 or more before the Annuity Date. You may not make a partial withdrawal that would reduce your Contract Value to less than $5,000.

If you request a partial withdrawal in an amount that is less than the total you have in all the Investment Options, you may choose the dollar amount or percentage to be withdrawn from each Investment Option. If you do not specify where we should take the money for a partial withdrawal, we will take it proportionately from all the Investment Options.

You may request partial withdrawals by providing instructions to the Annuity Service Center.

For jointly owned Contracts, all checks will be made payable to both Owners. You may have the money transferred to your Fidelity Investments brokerage or mutual fund account. You may have the money transferred to your bank account if you provide us with the necessary information about the account. Any Contracts and accounts between which money will be transferred must have at least one owner's name in common.

Some withdrawals are subject to a federal penalty tax equal to 10% of the gain withdrawn. See Tax Considerations.

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EFILI reserves the right to restrict your Contract from withdrawals and/or exchanges if there is reasonable suspicion of fraud, diminished capacity, or inappropriate activity. EFILI also reserves the right to restrict your Contract from withdrawals and/or exchanges if EFILI is put on reasonable notice that the ownership of the Contract is in dispute.

We will normally pay you the net amount of any complete or partial withdrawal within seven days after we receive the withdrawal request at the Annuity Service Center. The net amount is the amount of the withdrawal less any taxes withheld and any applicable Fund short-term redemption fee.

We may defer payment from the Investment Options for longer than seven days under certain limited circumstances. See Postponement of Payment.

SYSTEMATIC WITHDRAWAL PROGRAM

You may use our Systematic Withdrawal Program form to elect to take periodic withdrawals of at least $100 on a monthly, quarterly, semi-annual or annual basis. Your Contract Value must be at least $10,000 to begin this program. Withdrawals under the program will be taken from the Investment Options in accordance with EFILI's administrative rules, which we may change from time to time. Currently, withdrawals under the program will be taken proportionately from all the Investment Options.

If a systematic withdrawal would bring the Contract Value below $5,000, the systematic withdrawal will be made only for the amount that will reduce the Contract Value to $5,000, and the systematic withdrawal option will automatically terminate.

You may select any day of the month from the 1st to the 28th as the day your Systematic Withdrawal Program transactions will take place each period. If the New York Stock Exchange is not open on the scheduled day in a particular month, the withdrawal will take place on the next day the New York Stock Exchange is open for trading.

Each systematic withdrawal is subject to Fund short-term redemption fees and federal income taxes, including any penalty tax that may apply, the same as for any other withdrawal. We reserve the right to modify or discontinue the Systematic Withdrawal Program.

POSTPONEMENT OF PAYMENT

In conformity with the Investment Company Act of 1940, we will generally pay any withdrawal within seven days after we receive the request. We may delay payment if (a) the disposal or valuation of the assets in an Investment Option is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (b) the SEC by order permits the postponement of payment to protect our Owners.

We will generally send: (1) any withdrawal amount on the first business day after the end of the Valuation Period during which we receive the withdrawal request; (2) each annuity income payment on the first business day after the Annuity Income Date; and (3) any lump sum distributions to Beneficiaries within seven days of the day we receive proper notice. Payments delayed for 10 days or longer will be credited with interest at a rate at least equal to the minimum rate required by applicable law.

SIGNATURE GUARANTEE OR CUSTOMER AUTHENTICATION

Certain requests may require a signature guarantee or customer authentication. A signature guarantee or customer authentication is designed to protect you and us from fraud. Your request must be in writing and may require a signature guarantee if any of the following situations apply:

1.  Loss of account ownership;

2.  Any circumstances where we deem it necessary for your protection.

You should be able to obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. A customer authentication can be obtained only at a Fidelity Investments Investor Center.

CHARGES

The following are all the charges we make under your Contract.

(1)  Mortality and Expense Risk Charge. We assess a daily charge against each Contract's assets at an effective annual rate of 0.20%1. The risks we bear are mortality and expense risks.

1  The M&E Charge is 0.05% for Contracts that were either purchased on or after September 7, 2010 with an Initial Purchase Payment of $1,000,000 or more, or Contracts that attain a Contract Value of $1,000,000 or more on or after September 7, 2010 if we are offering the Contract to new applicants at the lower Contract Charges at the time the Contract Value equals or exceeds $1,000,000 (The lower Contract Charges will be applied as specified in the Automatic Contract Charge Reduction section.).

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We bear the mortality risk under a Contract, which is that Annuitants who receive annuity income payments guaranteed to last for their lifetimes will live longer than we project.

The expense risk we bear is the risk that the costs of issuing and administering the Contracts will be greater than we can collect through the Administrative Charge.

(2)  Administrative Charge. We assess a daily charge against each Contract's assets at an effective annual rate of 0.05%. The administrative charge compensates us for the expenses we incur in administering the Contracts. These expenses include the cost of issuing the Contract, making electronic funds transfers to your bank account or issuing checks, maintaining necessary systems and records, and providing reports. These expenses are covered by a daily administrative charge. We guarantee this charge will never increase.

(3)  Premium Taxes. We deduct a charge equal to any premium taxes we are required to pay in connection with your Contract. Currently, New York does not impose a premium tax.

(4)  Funds' Expenses. The expenses and charges incurred by the Funds are described in their respective prospectuses.

(5)  Fund Short-Term Redemption Fees and Expenses. Ten Investment Options invest in Funds that impose a short-term redemption fee. See Certain Funds Impose a Short-Term Redemption Fee. Any short-term redemption fees are retained by the Funds and are part of the Funds' assets. In addition, the Funds are subject to investment management fees and other expenses. See the prospectuses for the Funds for discussions of their expenses and fees.

(6)  Charge for Exchanging Among Investment Options. We reserve the right to charge you if you make Exchanges among the Investment Options on more than six days during a calendar year. The charge will be not more than $15 for each additional day on which you make an Exchange. If your only Exchange on a given day results from Dollar Cost Averaging or Automatic Rebalancing, or because of a transfer from the Government Money Market Investment Option at the end of the Free Look Period, this will not count against the six day limit.

(7)  Other Taxes. We reserve the right to charge for any other taxes (in addition to premium taxes) that we may have to pay. See EFILI's Tax Status.

EFILI or its insurance agency affiliate receives annual compensation of up to 0.45% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds' advisors or their affiliates. These payments are not contract charges, and do not increase the fund or contract charges described in this section or in the fee table.

CERTAIN FUNDS IMPOSE A SHORT-TERM REDEMPTION FEE

Ten Investment Options invest in Funds that impose a short-term redemption fee. Any short-term redemption fees that we pay are retained by the Funds and are part of the Funds' assets. The ten Funds that impose this fee are: Fidelity VIP Consumer Discretionary Portfolio, Fidelity VIP Consumer Staples Portfolio, Fidelity VIP Energy Portfolio, Fidelity VIP Industrials Portfolio, Fidelity VIP Financial Services Portfolio, Fidelity VIP Health Care Portfolio, Fidelity VIP Materials Portfolio, Fidelity VIP Technology Portfolio, Fidelity VIP Telecommunications Portfolio and Fidelity VIP Utilities Portfolio.

An Owner who chooses to redeem an interest in an Investment Option that invests in a Fund that charges a redemption fee will be subject to a 1.0% Fund short-term redemption fee if and to the extent the interest in the Investment Option has been held for less than 60 days. For this purpose, interests held longest will be treated as being redeemed first and interests held shortest as being redeemed last.

Redemption from a particular Investment Option occurs when you withdraw money from your Contract from that Investment Option or transfer from that Investment Option to another Investment Option. The fee will apply to all redemptions you request. The fee applies both to one time transactions and to periodic transactions such as Automatic Rebalancing.

Here are two examples to help you understand the application of the fee.

Example 1: On Day One, you purchase 100 units of an Investment Option that invests in a Fund that imposes a short-term redemption fee. On Day 58, you redeem 50 units from the Investment Option, when the value of those units is $500.

The fee applies to the entire amount redeemed. The fee is $5 (1% of $500).

Example 2: On Day One, you purchase 100 units in an Investment Option that invests in a Fund that imposes a short-term redemption fee. On Day 58 you purchase an additional 50 units of the same Investment Option. On Day 65 you redeem 125 units of that Investment Option at $10 each.

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The first step is to determine which units are redeemed. Using the first in, first out rule, all 100 units purchased on Day One are redeemed, and 25 of the 50 units purchased on Day 58 are redeemed. The 100 units purchase on Day One are not subject to the redemption fee because they have been held for 60 days or longer, but the 25 units purchased on Day 58 are subject to the fee because they have been held for less than 60 days. The value of the units subject to the redemption fee is $250 (25 units at $10 each), so the fee is $2.50 (1% of $250).

AUTOMATIC TRANSFER TO GOVERNMENT MONEY MARKET INVESTMENT OPTION UPON DUE PROOF OF DEATH

At the close of the Valuation Period in which we receive due proof of death of the last surviving Owner (or Annuitant in the case of a trust owned contract), we will transfer to the Government Money Market Investment Option any portion of the Contract Value in the other Investment Options. Once we have determined the number of Beneficiaries who will share in the Contract Value, a Beneficiary who has returned all required documentation to us (including tax withholding and other forms) will be able to transfer his or her share of the Contract Value among the Investment Options. If the Contract Value for any one Beneficiary is less than $5,000, then we will send that Beneficiary their entire portion of the Contract Value as soon as we have received all required documentation.

REQUIRED DISTRIBUTIONS ON DEATH OF OWNER

Federal tax law requires that if any Owner dies before the Annuity Date, the entire interest in the Contract must be distributed within five years after the Owner's death. If the Contract is owned by a trust, the death of an Annuitant will be treated as a death of an Owner. However, this requirement does not apply to a surviving Owner or to Beneficiaries designated by the Owner if (1) the Beneficiary's or surviving Owner's entire interest is payable over the Beneficiary's or surviving Owner's lifetime (or a period not extending beyond the life expectancy of the Beneficiary or surviving Owner) by electing annuitization within 60 days of the date of death with distributions beginning within one year of the date of death, (2) the Beneficiary or surviving Owner is not a spouse of the deceased Owner, in which case the Beneficiary/surviving Owner may elect to have their entire interest paid over their lifetime in systematic withdrawals with distributions beginning within one year of the date of death (under this option, referred to as the Stretch Benefit Option, the Beneficiary/surviving Owner can not make ad hoc partial withdrawals but can make a complete withdrawal of the remaining Contract Value at any time), or (3) the Beneficiary or surviving Owner is the surviving spouse of the deceased Owner, in which case the surviving spouse may elect to continue the Contract, or their portion of the Contract, as the Owner.

In the event of the death of an Owner who is also an Annuitant, the provisions of the Contract regarding the death of the Owner control and override any inconsistent provisions regarding the death of the Annuitant. Federal tax law does not extend the spousal continuation right described in (3) to civil union partners. The Owner's designated beneficiary is the person to whom proceeds of the Contract pass by reason of the death of the Owner. Please note that in the event state escheatment laws require escheatment to the state before five years from the date of death of the Owner, a Beneficiary may not have a full five year distribution period to withdraw the Contract Value as described in the Contract. See Abandoned Property.

ANNUITY DATE

When your Contract is issued we will set the Annuity Date to be the first day of the calendar month following the oldest Owner's 90th birthday. If after your Contract is issued there is a change in ownership resulting in a new oldest Owner, we reserve the right to reset the Annuity Date to be the first day of the calendar month following the new, oldest Owner's 90th birthday. You may change the Annuity Date to an earlier date by sending written notice to the Annuity Service Center. We must receive the notice at least 30 days before the Annuity Date you select. Any Annuity Date you choose must be the first day of a month.

ANNUITY INCOME

Annuity income payments begin on the Annuity Date if no Owner has died before then. Annuity income will also begin on the Annuity Date if an Owner dies before the Annuity Date if (1) the Contract was jointly owned by spouses, and (2) the surviving spouse/Beneficiary elected to continue the Contract as his or her own. A surviving spouse who elects to continue the Contract as his or her own may change the Annuity Date to be as late as the first day of the calendar month following his or her 90th birthday.

In all other cases involving the death of an Owner, the Contract must be distributed in accordance with the applicable provisions of the Code described in Required Distributions on Death of Owner, and the Annuitant(s) will not receive annuity income even if the Contract Value has not been distributed by the Annuity Date.

Annuity income payments continue until all Annuitants have died, or for 120 monthly payments, whichever is longer.

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The Owner(s) may change the Annuitant(s) before the Annuity Date. If the Owner is a trust, the Annuitant may not be changed but the Owner may add a second Annuitant.

Before the Annuity Date you may withdraw all of your Contract Value to make a tax-free exchange in which you purchase any immediate annuity contract we then offer. See Tax Considerations.

If no Owner dies before the Annuity Date and there has not been a complete withdrawal, we will provide monthly fixed annuity income payments to the Annuitant or Annuitants who are living on the Annuity Date unless the Contract Value on the Annuity Date is not enough to provide an initial monthly annuity income payment of at least $20. In that case we may pay you the Contract Value in a lump sum instead of providing monthly annuity income.

To provide annuity income, on the Annuity Date, all Accumulation Units in the Investment Options will be redeemed and the money will be transferred to our general account. All money used to support annuity income payments will be held in our general account thereafter.

The first monthly annuity income payment will be made on the Annuity Date, unless the Contract has been inactive and under applicable state law could be considered abandoned property, in which case we will surrender the Contract on the Annuity Date and turn the proceeds over to the state in accordance with applicable state laws. We will determine the amount of monthly annuity income based upon the age(s) and sex(es) of the Annuitant(s) living on the Annuity Date and the annuity income purchase rate. The annuity income purchase rate will be the greater of:

(a)  The guaranteed annuity income purchase rates set forth in your Contract; and

(b)  The annuity rates in effect on the Annuity Date for the same payment option.

The monthly annuity income is determined by applying the applicable annuity income purchase rate to the Contract Value after deductions for any applicable taxes and any applicable Fund short-term redemption fees.

•  Contracts with No Annuitants on the Annuity Date

If no Annuitant is living on the Annuity Date, the oldest Owner will be the Annuitant and the Contract will be administered according to the rules for Contracts with one Annuitant immediately below, unless the Owner is not a natural person.

•  Contracts with One Annuitant on the Annuity Date

If there is one Annuitant living on the Annuity Date, all annuity income payments will be made to the Annuitant. Annuity income payments will stop at the death of the Annuitant or after 120 monthly payments, whichever is longer. The estate of the Annuitant will be responsible to notify us of the Annuitant's death and to repay any annuity income payments we have made after that date and before we have been notified of the death of the Annuitant.

If the Annuitant dies before receiving all annuity income due under the Contract, the remaining monthly annuity income payments will be paid to the Annuitant's estate. The estate may choose instead to receive the present value of the remaining annuity income payments in a lump sum. The lump sum amount will generally be the present value of the remaining guaranteed annuity income payments, if any.

•  Contracts with Two Annuitants on the Annuity Date

If there are two living Annuitants on the Annuity Date, we will make annuity income payments jointly to both Annuitants while they are both alive. After the death of one of the Annuitants we will continue to make monthly annuity income payments in the same amount to the surviving Annuitant. The surviving Annuitant is responsible to notify us of the death of the first Annuitant.

Annuity income payments will stop at the death of the surviving Annuitant, or after we have made 120 monthly payments, whichever is longer.

The estate of the last surviving Annuitant will be responsible to notify us of the death of the last surviving Annuitant and to repay any annuity income payments we have made after that date and before we have been notified of the death of the last surviving Annuitant.

If the surviving Annuitant dies before we have made all annuity income payments due under the Contract, any remaining annuity income will be paid to the surviving Annuitant's estate. The estate may choose instead to receive the present value of the remaining annuity income payments in a lump sum. The lump sum amount will generally be the present value of the remaining guaranteed annuity income payments, if any.

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CONTRACTS OWNED BY TRUSTS

As a general rule, Contracts owned by "nonnatural persons" such as trusts, are not treated as annuity contracts for federal tax purposes. See the "Nonnatural Owner" paragraph in "Tax Considerations".

If you apply to have the Contract owned by a trust, you should only do so after consulting with a tax advisor to make sure that the trust will be owning the Contract as an agent for a natural person. If, after purchasing the Contract, the trust is changed so that the trust no longer owns the Contract as agent for a natural person, the Contract will no longer be treated as an annuity under the Internal Revenue Code and any income earned by the Contract will be taxable to the trust as ordinary income.

We will issue Contracts to trusts if the trustee represents to us in writing that the trust holds the Contract as agent for one or more natural persons and that the beneficiaries of the trust are natural persons. We will require the trustee to agree in writing to (i) notify us if there are any changes to the trust that would cause the trust to no longer hold the Contract as agent for a natural person or if the trust beneficiaries are changed so that not all trust beneficiaries are natural persons and (ii) authorize us to surrender the Contract since the Contract will no longer be treated as an annuity contract under section 72 of the Internal Revenue Code.

The only other kind of trust we will issue the Contract to is a charitable remainder trust that is established under the Internal Revenue Code and regulations.

CONTRACTS OWNED UNDER UGMA/UTMA ARRANGEMENTS

A Contract may be purchased pursuant to the provisions of the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act. For such Contracts, at issue (1) the minor must be the sole Owner, (2) the minor must be the only Annuitant, and (3) the sole Beneficiary must be the minor's estate. While the custodial arrangement is still in effect, the Annuitant may not be changed and an additional Annuitant may not be added.

When the minor reaches the age at which the applicable UGMA or UTMA statute provides that custodianship terminates, it is the custodian's responsibility to reregister the Contract, changing the ownership from the custodial arrangement to ownership in the name of the former minor.

ABANDONED PROPERTY

State regulations, which can vary, require abandoned property to be escheated to state municipalities. Unclaimed property could come in the form of an outstanding check, unclaimed death benefit, or a matured Contract where the policyholder cannot be located. Please note that some state municipalities require unclaimed property to be escheated to the state within three to five years of the date of death of the Owner. To avoid escheatment we advise that you promptly respond to requests to contact the insurance company. In the event of the Owner's death we advise Beneficiaries to promptly contact the insurance company and provide whatever paperwork the insurance company requests. Beneficiaries who wait too long after the Owner's death to contact the insurance company run the risk of not having sufficient time to make a distribution election before the company is required to escheat the proceeds to the state municipality. In the event the state escheatment laws require escheatment before five years from date of death, a Beneficiary may not have a full five year distribution period as described in the Contract to withdraw the Contract Value.

REPORTS TO OWNERS

Before the Annuity Date, we will send you a statement showing your Contract Value four times each year. Each quarterly statement will also contain a summary of all transactions in your Contract since the previous statement.

You should immediately verify the accuracy of the information contained in these statements, and in the confirmations you may receive for individual transactions. If you find a discrepancy with respect to any transaction, you should notify us at our Annuity Service Center immediately. We will not be responsible for losses after fifteen calendar days from the first time we mail any statement or confirmation containing details of the transaction.

Also, twice each year we will send you semiannual reports for the Variable Account containing financial information for the Variable Account and lists of securities held by the Funds, as required by the Investment Company Act of 1940.

Contract owners have access to their contract information online at Fidelity.com.

TAX CONSIDERATIONS

•  Introduction

The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of the Contract is unclear in certain circumstances, and you should

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always consult a qualified tax advisor regarding the application of the law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the "Code"), Treasury Department regulations, and interpretations existing on the date of this Prospectus. Although the discussion is based on our understanding of federal income tax laws as currently interpreted, there is no guarantee that those laws or interpretations will not be changed by Congress, the Treasury Department, and judicial decisions.

This discussion does not address federal gift tax, state or local income tax, or other considerations which may be involved in the purchase, operation, or exercise of any rights or options under the Contract. Also, this discussion does not address estate tax issues that might arise due to the death of an Owner or Annuitant. The particular situation of each Owner, Annuitant, and Beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due. You should seek competent tax advice on such matters pertaining to you.

In addition, we make no guarantee regarding any tax treatment - federal, state, or local - of any Contract or of any transaction involving a Contract.

Taxation of Non-Qualified Annuities in General

•  Tax Deferral During Accumulation Period

Under existing provisions of the Internal Revenue Code, provided the below conditions are met, any increase in an Owner's Contract Value is generally not taxable to the Owner until received, either in the form of annuity income payments or in some other form of distribution. However, as discussed below, this rule applies only if:

(1)  the investments of the Variable Account are "adequately diversified" in accordance with Treasury Department regulations;

(2)  the Company, rather than the Owner, is considered the owner of the assets of the Variable Account for federal income tax purposes; and

(3)  the Owner is an individual (or an individual is treated as the Owner for tax purposes).

•  Diversification Requirements

The Internal Revenue Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the Subaccount of the Variable Account, are to be "adequately diversified." If the Variable Account fails to comply with these diversification standards, the Contract will not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxed currently on the excess of the Contract Value over the Purchase Payments paid for the Contract. The Subaccounts of the Variable Account intend to comply with the diversification requirements. In this regard, we have entered into agreements with the Funds under the Subaccounts that require the Funds to be "adequately diversified" in accordance with the Internal Revenue Code and Treasury Department regulations.

•  Ownership Treatment

In certain circumstances, variable annuity contract owners may be considered the owners, for federal income tax purposes of the assets of a segregated asset account, such as the Variable Account, used to support their contracts. In those circumstances, income and gains from the segregated asset account would be includible in the contract owners' gross income. The Internal Revenue Service (the "IRS") has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. As of the date of this Prospectus, no comprehensive guidance has been issued by the IRS clarifying the circumstances when such investment control by a variable contract owner would exist. As a result, your right to make Exchanges among the Investment Options may cause you to be considered the owner of the assets of the Variable Account. We therefore reserve the right to modify the Contract as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the Variable Account. However, there is no assurance such efforts would be successful.

We do not know what limits might be set forth in any guidance that the IRS may issue, or whether any such limits would apply to existing Contracts.

•  Nonnatural Owner

As a general rule, Contracts held by "nonnatural persons" such as a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The income on such Contracts (as defined in the tax law) is taxed as ordinary income that is received or accrued by the Owner of the Contract during the taxable year. There are several exceptions to this rule for nonnatural Owners. Under one exception, a Contract will generally be treated as held by a natural person if the nominal owner is a trust or other entity that holds the Contract as an agent for a natural person. We do not intend to offer the Contracts to "nonnatural" persons. However, we will offer the Contracts to trusts where a trustee represents that the trust is for the benefit of natural persons such as the grantor of the trust. We will also require the trustee to certify that the Beneficiaries of the trust are natural

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persons. We will also offer the contracts to charitable remainder trusts. The following discussion assumes that a Contract will be owned by an individual.

•  Delayed Annuity Commencement Dates

On the Contract Date, the Annuity Date is automatically set to be the first day of the calendar month following the oldest Owner's 90th birthday. Federal income tax rules do not expressly identify a particular age by which annuity income payments must begin. However, if the Contract's Annuity Date occurs (or is scheduled to occur) at too advanced an age, it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in the Owner's income.

The following discussion assumes that the Contract will be treated as an annuity contract for federal income tax purposes.

•  Taxation of Partial and Complete Withdrawals

Partial withdrawals under a Contract are generally includible in income to the extent your Contract Value before the withdrawal exceeds your "investment in the contract." Amounts received under the Systematic Withdrawal Program are treated as partial withdrawals. In case of a complete withdrawal, amounts received are includible in income to the extent they exceed the "investment in the contract." For these purposes, the investment in the contract at any time generally equals the total of the Purchase Payments made under the Contract to that time less any amounts previously received from the Contract, which were not included in income. In the case of a Contract purchased in a non-taxable exchange under section 1035 of the Code, the investment in the exchanged Contract will be carried over to your Contract and will be reduced by the amount of investment gain in the exchanged contract.

If you take a partial withdrawal within 180 days of any prior partial exchange under section 1035 of the Code ("Partial 1035") from either of the contracts that were involved in the Partial 1035 exchange, the Internal Revenue Service may apply general tax principals to determine if the prior Partial 1035 should be recharacterized as a distribution under section 72(e) of the Code or "boot" under section 1035(d)(1) and 1031(c) of the Code. The only exception to this rule is where the partial withdrawal is used to fund an annuity income option for a period of 10 years or more.

Partial and complete withdrawals may be subject to a 10% penalty tax. See Penalty Tax on Premature Distributions. Partial and complete withdrawals also may be subject to federal income tax withholding requirements.

•  Taxation of Annuity Income Payments

Normally, the portion of each annuity income payment taxable as ordinary income equals the excess of the payment over the exclusion amount. In the case of fixed income payments, like the annuity income payments provided under the Contract, the exclusion amount is determined by multiplying (1) the annuity income payment by (2) the ratio of the investment in the contract, adjusted for any period certain or refund feature, to the total expected amount of annuity income payments for the term of the Contract (as determined under Treasury Department regulations). Once the total amount of the investment in the contract is excluded, annuity income payments will be fully taxable. If annuity income payments cease because of the death of the Annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction.

Where the Owner and the Annuitant are not the same person and are not married to one another, there are special income tax issues, such as who will be taxed on amounts under the Contract and when such amounts will be taxed. You should consult a tax advisor in those situations.

Annuity income payments may be subject to federal income tax withholding requirements.

•  Distribution and Taxation of Proceeds

Prior to the Annuity Date, we may distribute amounts from a Contract because of the death of an Owner, or because of the death of the Annuitant in the case of a contract issued to a non-natural person. Such proceeds are includible in income as follows:

(1)  if distributed in a lump sum, they are taxed in the same manner as a complete withdrawal, as described above; or

(2)  if distributed under an Annuity Income Option, or as systematic withdrawals under the Stretch Benefit Option described in Required Distributions on Death of Owner, they are taxed generally in the same manner as annuity income payments, as described above.

After the Annuity Date, where a guaranteed period exists under an Annuity Income Option, and all the Annuitants die before the end of that period, payments we make to the estate of the last surviving Annuitant for the remainder of that period are includible in income as follows:

(1)  if received in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the contract at that time; or

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(2)  if distributed in accordance with the existing Annuity Income Option selected, they are fully excluded from income until the remaining investment in the contract is deemed to be recovered, and all annuity income payments thereafter are fully includible in income.

Proceeds payable on death may be subject to federal income tax withholding requirements.

•  3.8% Tax on Net Investment Income

Federal tax law imposes a 3.8% Medicare tax on the lesser of

(1)  the taxpayer's "net investment income," (from nonqualified annuities, interest, dividends, etc., offset by specified allowable deductions), or

(2)  the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).

"Net investment income" in item 1 does not include distributions from tax-qualified plans (i.e., IRAs, Roth IRAs, or arrangements described in Code Sections 401(a), 403(b), or 457(b)) but such income will increase "modified adjusted gross income" in item 2.

You should consult your tax advisor regarding the applicability of this tax to income you would receive under this annuity contract.

•  Penalty Tax on Premature Distributions

In general, in the case of a distribution from a Contract, a penalty tax equal to 10% of the portion of the distribution that is includible in gross income may be imposed unless the distribution:

(1)  is made on or after the taxpayer attains age 59 1/2;

(2)  is made on or after the death of the Owner or, if the Owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

(3)  is attributable to the Owner's becoming disabled (as defined in the tax law);

(4)  is part of a series of substantially equal periodic payments (no less frequently than annually) for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and his or her designated beneficiary (as defined in the tax law);

(5)  is made under an immediate annuity contract (as defined in the tax law); or

(6)  satisfies some other exception to this 10% penalty tax.

We believe that systematic withdrawals under the Systematic Withdrawal Program would not satisfy the exception to the 10 percent penalty tax described in (4) above. You should consult your tax advisor before electing to take systematic withdrawals commencing prior to age 59 1/2.

•  Aggregation of Contracts

In certain circumstances, the IRS may determine the amount of an annuity income payment or a withdrawal from a Contract that is includible in income by combining some or all of the annuity contracts a person owns. For example, if a person purchases a Contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity issued by us, the IRS might in certain circumstances treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining the portion of the distribution that is includible in income. The effects of such aggregation are not always clear; however, it could affect the amount of a withdrawal or an annuity income payment that is taxable and the amount which might be subject to the 10% penalty tax described above.

•  Exchanges of Contracts

We may issue the Contract in exchange for all or part of another annuity or life insurance contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the contract immediately after the exchange will generally be the same as that of the contract exchanged, increased by any additional Purchase Payments made as part of the exchange. Your Contract Value immediately after the exchange may exceed your investment in the contract. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the Contract (e.g. as a partial surrender, full surrender, annuity income payment or death benefit). If you exchange part of an existing contract for a Contract, the IRS might treat the two contracts as one annuity contract in certain circumstances. See Aggregation of Contracts.

In addition, before the Annuity Date, you may exchange all or a portion of your Contract Value for another annuity contract we then offer. Such an exchange will be tax free if certain requirements are satisfied. You should consult your tax advisor in connection with an exchange for or of a Contract.

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After the Contract Date and before annuity income payments begin, you may assign the Contract. There may be special income tax issues if you make an assignment to a person who is not your spouse. You should consult your tax advisor before assigning your Contract.

•  Transfers of a Contract

A Contract that is transferred by assignment to another person or entity may result in taxable income to the Owner in the year the contract is transferred. You should consult your tax advisor before making such a transfer.

•  Taxation of Contracts Owned Under UGMA/UTMA Arrangements

In the case of a Contract held in custody for a minor under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, a distribution under the Contract ordinarily is taxable to the minor. Whether the 10% penalty tax applies to such a distribution ordinarily is determined by the circumstance or characteristics of the minor, not the custodian. Thus, for example, a distribution taxable to a minor will not qualify for the exception to the penalty tax for distributions made on or after age 59 1/2, even if the custodian is 59 1/2 or older.

•  EFILI's Tax Status

EFILI is taxed as a life insurance company under the Internal Revenue Code. The earnings of the Variable Account are taxed as part of our operations, and thus the Variable Account is not separately taxed as a "regulated investment company" under the Internal Revenue Code. Under the existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied under a Contract. Therefore, we do not expect to incur federal income taxes on earnings of the Variable Account to the extent the earnings are credited under the Contracts. Based on this, no charge is being made currently to the Variable Account for our federal income taxes. We will periodically review the need for a charge to the Variable Account for company federal income taxes. If EFILI is taxed on investment income or capital gains of the Variable Account, then EFILI may impose a charge against the Variable Account in order to provide for such taxes.

Under current laws we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, we may make charges for such taxes against the Variable Account.

OTHER CONTRACT PROVISIONS

You should be aware of the following important provisions of your Contract.

1.  Owner. Owners have rights and privileges as specified in the Contract. Owners own the Contract in accordance with all of its terms. The following forms of ownership, and others, are inconsistent with the terms of the Contract and will not be accepted: "joint tenants in common", "tenancy by the entirety", "joint tenants with rights of survivorship" and "joint ownership by husband and wife".

Before the Contract is issued, the Owners have the right on the application to (a) name the Annuitant(s) and Beneficiary(ies); and (b) allocate the Initial Purchase Payment among the Investment Options. The Owner(s) can change the Annuitant(s) before annuity income payments begin. If the Owner is a trust, the Annuitant may not be changed.

After the Contract Date and before annuity income payments begin, the Owners have the right to (a) cancel the Contract during the Free Look Period; (b) allocate Purchase Payments among the Investment Options; (c) reallocate the Contract Value among the Investment Options; (d) make withdrawals; (e) assign the Contract; (f) change Annuitant(s) and Beneficiary(ies) (except that a Beneficiary designated as irrevocable may not be changed without the Beneficiary's consent); and (g) instruct us how to vote shares of the Funds attributable to the Contract.

For Contracts with two Owners, after the Contract Date and before annuity income payments begin, withdrawals, assignments, changes of the Annuity Date, changes of Owners, Annuitants and Beneficiaries can be made only by both Owners acting together. Either Owner may exercise any other right under the Contract.

There may be special income tax issues if you make an assignment to a person who is not your spouse.

Beginning on the first day we provide annuity income to the Annuitant(s), the Owners have no rights.

If a Contract has two Owners who are not spouses, and one dies before the Annuity Date, federal tax law requires that the Contract Value be distributed to the remaining Owner within certain time limits. See Required Distributions on Death of Owner.

2.  Annuitant(s). You name one or two Annuitants in the application for the Contract. You may change the Annuitant(s) by sending us a written notice. A deceased Annuitant may be replaced. You may also add an Annuitant, but there can never be more than two

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Annuitants at the same time. We must receive any notice adding or changing the Annuitant(s) at our Annuity Service Center at least 30 days before the Annuity Date.

If the Contract is owned by a trust, the Annuitant(s) may not be changed. If there is only one Annuitant on the Contract Date, an additional Annuitant may be added until the Annuity Date.

Annuitants have no rights before the Annuity Date. Annuitants have the right to receive monthly annuity income payments beginning on the Annuity Date, unless an Owner has died before the Annuity Date, or unless the amount of annuity income would be less than $20 per month.

The amount of monthly annuity income payments depends on a number of factors, including each Annuitant's age and sex. If an Annuitant's age or sex has been misstated we will adjust the amount of monthly annuity income to reflect the actual age and/or sex. If we have previously overpaid monthly annuity income, we will withhold monthly annuity income until we have recovered the amount of the overpayment. If annuity income payments have ended, we will recover the amount of any overpayment from the estate(s) of the Annuitant(s). If we have previously underpaid monthly annuity income, we will make a lump sum payment equal to the amount previously underpaid, plus interest at 6% per annum, compounded annually.

If a Contract has one Owner and that Owner dies before the Annuity Date, then the Beneficiary(ies), not the Annuitant(s), will have the right to the Contract Value, and the Annuitant(s) will not receive any monthly annuity income.

If a Contract has two Owners and one Owner dies before the Annuity Date, then the surviving Owner, not the Annuitants, will have the right to the Contract Value. When the Annuity Date is later reached, the Annuitant(s) will not receive any monthly annuity income, subject to one exception. The exception is that if a surviving spouse/Beneficiary continues the Contract as his or her own, and the Annuity Date is reached, then the Annuitant(s) will receive monthly annuity income.

3.  Beneficiary(ies). The Owner(s) name(s) a Beneficiary or Beneficiaries in the application, and can change Beneficiaries later. If all the Owners die before the Annuity Date, we will pay the Contract Value, less any applicable taxes, to the Beneficiary or Beneficiaries who survive all the Owners. If a Beneficiary survives all the Owners but does not live long enough to receive payment from us, we will pay the Beneficiary's estate.

Owner(s) must indicate in percentages what portion of the Contract each Beneficiary is to receive. If the total does not equal 100%, each Beneficiary's share will be determined by using a fraction, the numerator of which is the stated percentage for that Beneficiary, and the denominator of which is the total of the percentages indicated by the Owner(s).

Beneficiary designations must be in a form acceptable to us.

After the death of all the Owners, each Beneficiary has the right to withdraw their share of the Contract Value, as detailed below.

Before we make a payment to any Beneficiary, we must receive at our Annuity Service Center due proof of death (generally a death certificate) for each Owner and any required tax withholding and other forms. We may seek to obtain a death certificate directly from the appropriate governmental body if we believe that any Owner may have died.

At the close of the Valuation Period in which we receive the death certificate(s), we will transfer any portion of the Contract Value that is in the Investment Options to the Government Money Market Investment Option. Once we have determined the number of Beneficiaries who will share in the Contract Value, a Beneficiary who has returned all required documentation to us (including tax withholding and other forms) will be able to transfer his or her share of the Contract Value among the Investment Options.

We will not pay any Beneficiary until we have determined the number of Beneficiaries entitled to receive payment. This is to prevent us from overpaying one Beneficiary before making payment to other Beneficiaries.

Once we have received due proof of death and have determined the number of Beneficiaries to be paid, we will, upon request, pay any Beneficiary who has provided us with required tax withholding and/or any other forms we may require. We will then have no further obligations to that Beneficiary. If a Beneficiary has been designated to receive a specified fraction of the Contract Value, we will pay that fraction as determined on the date of payment. For example, if there are two Beneficiaries and each is designated to receive 50%, the first Beneficiary to receive payment would receive 50% of the Contract Value on the date the payment is made, and the other Beneficiary would later receive the remainder, which might be worth more or less than what was paid to the first Beneficiary.

4.  Assignment. You may assign the Contract at any time during the lifetime of the Owner and before the Annuity Date. Assignments will be subject to all payments made and actions taken by the Company before a signed copy of the assignment form is received by the Company at the Annuity Service Center. Assignments may result in a taxable distribution to the transferor. You should consult your tax advisor before making such a transfer.

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5.  Non-Participating Contract. The Contract is "non-participating", meaning there are no dividends. Investment results of the Investment Options are reflected in the Contract Value and the other benefits under the Contract.

6.  Notification of Death. If there are two Owners, the survivor is responsible for informing us of the other Owner's death. Both owners are responsible for notifying us of the death of any Annuitant if the Annuitant's death occurs before the Annuity Date. If all the Owners die, the Beneficiaries are responsible for notifying us of the death(s). If there are two Annuitants, each is responsible for notifying us of the death of the other if death occurs after the Annuity Date. The executor of the estate of the last surviving Annuitant is responsible for notifying us of that Annuitant's death, and to return any overpayment. If we provide too much annuity income because we are not notified of a death, we may take legal action to recover the overpayment.

7.  Proof of Survival. If any payment under this Contract depends on an Annuitant or other recipient being alive on a given date, we may require proof of survival before making the payment.

SELLING THE CONTRACTS

Fidelity Brokerage Services LLC ("FBS") and Fidelity Insurance Agency, Inc. ("FIA") distribute the Contracts. FBS is the principal underwriter. Both FBS and FIA are affiliates of us and of FMR LLC, our parent company. Fidelity Distributors Corporation ("FDC") is the distributor of the Fidelity family of funds, including the Funds. The principal business address of FBS is 900 Salem Street, Smithfield, Rhode Island 02917, and FDC is 100 Salem Street, Smithfield, RI 02917.

We pay FIA first year sales compensation of not more than 3% of Purchase Payments received.

AUTOMATIC ANNUITY BUILDER

You may use our Automatic Annuity Builder to make periodic, pre-authorized Purchase Payments by electronic funds transfers from your checking or savings account, or by transfers from your Fidelity Investments brokerage account. Your bank account must be at a banking institution which is a member of the Automated Clearing House. The minimum amount for each periodic transfer is $100. We may reduce this minimum for Contracts issued under certain sponsored arrangements. We will send you quarterly statements showing all transactions you make using Automatic Annuity Builder. We reserve the right to restrict your participation in Automatic Annuity Builder if on the scheduled date of any pre-authorized transfer there is not enough money in your checking or brokerage account to complete the transfer. You may select any day of the month from the 1st to the 28th as the day your automatic deductions will take place. If the New York Stock Exchange is not open on a day that is scheduled for an automatic deduction, the transaction will take place on the next day the New York Stock Exchange is open for trading.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly Exchanges at no charge from either the Government Money Market Investment Option or the Investment Grade Bond Investment Option (the "Source Option"), but not both, to any of the other Investment Options you select (the "Destination Options"). The minimum monthly transfer to each Destination Option is $250. You may change your Source Option and your Destination Options at any time, by calling us or by sending written notice to our Annuity Service Center.

You may select any day of the month from the 1st to the 28th as the day your Dollar Cost Averaging transactions will take place each month. If the New York Stock Exchange is not open on the scheduled day in a particular month, the Exchange will take place on the next day the New York Stock Exchange is open for trading.

If your balance in the Source Option on a transfer date is less than the amount to be transferred to the Destination Option(s), we will transfer all the money in the Source Option to the Destination Options proportionately, and your participation in the program will automatically terminate.

You may cancel Dollar Cost Averaging at any time by calling us or sending written notice to the Annuity Service Center.

You cannot use Dollar Cost Averaging at the same time that you use Automatic Rebalancing, which is described immediately below. We reserve the right to modify or terminate Dollar Cost Averaging.

AUTOMATIC REBALANCING

You can use Automatic Rebalancing at no charge to help you maintain your specified allocation mix among the Investment Options. You direct us to readjust your allocations on a quarterly, semi-annual or annual basis to return to the allocations you select on the Automatic Rebalancing instruction form.

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You choose one day of the month from the 1st to the 28th for Automatic Rebalancing. If the New York Stock Exchange is not open on the scheduled day, the reallocation will take place on the next day the New York Stock Exchange is open for trading.

Automatic Rebalancing will continue until you notify us to cancel it. We reserve the right to modify or terminate Automatic Rebalancing. You may not use Automatic Rebalancing at the same time you use Dollar Cost Averaging, which is described immediately above.

Please note that Automatic Rebalancing may result in a Fund short-term redemption fee. For more details about this fee, including a list of the Funds that impose it, please see Certain Funds Impose a Short-Term Redemption Fee.

SPECIAL PROVISIONS FOR SALES UNDER SPONSORED ARRANGEMENTS

•  Reductions of Minimum Purchase Payments

We may reduce the minimum Purchase Payment requirements for Contracts issued under sponsored arrangements. We determine the eligibility of a group for such reduced minimum Purchase Payments, and the minimum Purchase Payment amount for individuals in a particular group, by considering the following factors: (1) the size of the group; (2) the total amount of Purchase Payments we expect group members to make; (3) the nature of the group and the persistency we expect from the group; (4) the purpose for which the Contracts will be purchased; and (5) any other circumstances which we believe to be relevant in determining the level of expected administrative expenses we will incur.

More About the Investment Options and the Funds

CHANGES IN INVESTMENT OPTIONS

We may make additional Investment Options available to you from time to time. These Investment Options will invest in mutual funds that we find suitable for the Contracts.

We also have the right to eliminate Investment Options, to combine two or more Investment Options, or to substitute a new mutual fund for the mutual fund in which an Investment Option invests.

A substitution may become necessary if, in our judgment, a Fund no longer suits the purposes of the Contracts. This may happen due to a change in laws or regulations, a change in a Fund's investment objectives or restrictions, because the Fund is no longer available for investment, or for some other reason. We would obtain prior approval from the SEC and any other required approvals before making such a substitution.

We also reserve the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.

TOTAL RETURN FOR AN INVESTMENT OPTION

The Total Return for an Investment Option is a measure of the investment performance for an Investment Option from one Valuation Period to the next.

An Investment Option's Total Return depends on the performance of the Fund in which the Investment Option invests. We determine the Total Return for an Investment Option at the end of each Valuation Period. Such determinations are made as of the close of business each day the New York Stock Exchange is open for business. The Total Return reflects the investment performance for the Investment Option for the Valuation Period and is net of the asset charges to the Investment Option.

The Total Return for an Investment Option can be greater or less than one. Therefore, the value of a unit in an Investment Option may increase or decrease.

The Total Return for an Investment Option for a Valuation Period is determined by adding (a) and (b), subtracting (c) and dividing the result by (a) where:

(a)  is the value of the assets of the Investment Option at the end of the preceding Valuation Period;

(b)  is the investment income and capital gains, realized or unrealized, credited to the Investment Option during the current Valuation Period;

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(c)  is the sum of:

(1)  the capital losses, realized or unrealized, charged during the current Valuation Period plus any amount charged or set aside for taxes during the current Valuation Period;

PLUS

(2) the deduction from the Investment Option during the current Valuation Period representing a daily charge equivalent to an effective annual rate of the Total Separate Account Fees as shown on page 3 of the Fee Table.

Shares of the Funds are valued at their net asset values. Any dividends or capital gains distributions from a Fund are reinvested in that Fund.

VOTING RIGHTS

We currently vote shares of the Funds owned by the Variable Account according to your instructions. However, if the Investment Company Act of 1940 or any related regulations or interpretations should change, and we decide that we are permitted to vote the shares of the Funds in our own right, we will do so.

Before the Annuity Date, we calculate the number of shares that you may instruct us to vote by dividing your Contract Value in an Investment Option by the net asset value of one share of the corresponding Fund. Fractional votes are counted. We reserve the right to modify the manner in which we calculate the weight to be given to your voting instructions where such a change is necessary to comply with then current federal regulations or interpretations of those regulations.

We will determine the number of shares you can instruct us to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting we will send you material by mail for providing us with your voting instructions.

If we do not receive your voting instructions in time, we will vote the shares in the same proportion as the instructions we receive from other Owners. We will also vote in the same proportionate manner any shares we hold in the Variable Account that are not attributable to Owners.

Under certain circumstances, we may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of a Fund, or result in the approval or disapproval of an investment advisory contract.

Under federal regulations, we may also disregard instructions to vote for Owner-initiated changes in investment policies or the investment advisor if we disapprove of the proposed changes. We would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if we decided that the change would result in overly speculative or unsound investments. If we ever disregard voting instructions, we will include a summary of our actions in the next semiannual report.

RESOLVING MATERIAL CONFLICTS

The Funds are available to separate accounts of insurance companies offering variable annuity contracts and variable life insurance policies issued by other insurance companies, as well as to our Variable Account and other separate accounts we may establish.

Although we do not anticipate any disadvantages due to these arrangements, there is a possibility that a material conflict could arise between the interest of the Variable Account and one or more of the other separate accounts or qualified plans that hold shares of the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of our Owners and those of other insurance companies, or for some other reason. In the event of a conflict, we will take any steps necessary to protect our Owners and their Beneficiaries.

LITIGATION

No litigation is pending that would have a material effect on us or the Variable Account.

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Appendix A: Table of Accumulation Unit Values

Accumulation Unit Values
Empire Fidelity Investments Variable Annuity Account A
Condensed Financial Information

Accumulation Unit Values below reflect Total Separate Account Annual Fees of 0.25%

Fidelity VIP Asset Manager Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	17.33	17.30	671,851
2014	16.43	17.33	584,819
2013	14.25	16.43	500,718
2012	12.70	14.25	459,012
2011	13.09	12.70	492,789
2010	11.49	13.09	487,950
2009	8.93	11.49	405,699
2008	12.58	8.93	485,806
2007	10.93	12.58	332,799
2006	10.22	10.93	156,502
2005	9.87	10.22	26,998

Fidelity VIP Asset Manager: Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	17.58	17.54	305,255
2014	16.66	17.58	232,315
2013	13.66	16.66	190,982
2012	11.86	13.66	183,392
2011	12.69	11.86	191,584
2010	10.94	12.69	181,484
2009	8.27	10.94	252,402
2008	12.92	8.27	266,307
2007	10.90	12.92	129,328
2006	10.24	10.90	55,811
2005	9.82	10.24	13,935

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Fidelity VIP Balanced Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	19.48	19.53	3,195,089
2014	17.72	19.48	2,304,078
2013	14.86	17.72	1,784,255
2012	12.96	14.86	1,343,512
2011	13.49	12.96	1,117,002
2010	11.46	13.49	1,144,131
2009	8.30	11.46	1,359,362
2008	12.60	8.30	1,481,376
2007	11.60	12.60	1,522,153
2006	10.43	11.60	638,659
2005	9.80	10.43	67,011

Fidelity VIP Consumer Discretionary Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	22.38	23.36	312,442
2014	20.47	22.38	158,705
2013	14.55	20.47	254,873
2012	12.01	14.55	113,540
2011	12.26	12.01	67,656
2010	9.37	12.26	91,096
2009	6.80	9.37	34,526
2008	10.34	6.80	16,472
2007	11.30	10.34	19,256
2006	10.06	11.30	14,370
2005	9.48	10.06	2,487

Fidelity VIP Consumer Staples Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		20.91	22.82	404,182
2014		18.14	20.91	385,753
2013		14.94	18.14	348,569
2012		12.99	14.94	293,914
2011		12.05	12.99	205,182
2010		10.49	12.05	72,649
2009		8.72	10.49	85,385
2008		11.12	8.72	129,422
2007	*	10.00	11.12	44,674

*  Period from 05/01/2007 to 12/31/2007

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Fidelity VIP Contrafund Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	20.73	20.80	3,329,952
2014	18.58	20.73	3,162,833
2013	14.20	18.58	2,993,753
2012	12.24	14.20	2,979,190
2011	12.60	12.24	2,832,730
2010	10.79	12.60	2,874,419
2009	7.97	10.79	3,109,567
2008	13.92	7.97	3,208,159
2007	11.88	13.92	3,011,563
2006	10.67	11.88	1,693,574
2005	9.98	10.67	294,926

Fidelity VIP Disciplined Small Cap Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		16.75	16.38	478,723
2014		15.97	16.75	434,053
2013		11.59	15.97	496,502
2012		9.77	11.59	330,290
2011		9.92	9.77	326,561
2010		7.93	9.92	277,713
2009		6.51	7.93	240,231
2008		9.87	6.51	228,438
2007		10.14	9.87	177,661
2006	*	10.00	10.14	92,747

*  Period from 5/01/2006 to 12/31/2006

Fidelity VIP Dynamic Capital Appreciation Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	22.48	22.70	275,802
2014	20.34	22.48	276,890
2013	14.72	20.34	221,320
2012	12.05	14.72	145,304
2011	12.40	12.05	103,803
2010	10.51	12.40	106,366
2009	7.75	10.51	103,319
2008	13.22	7.75	95,345
2007	12.40	13.22	182,458
2006	10.92	12.40	136,292
2005	10.05	10.92	2,490

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Fidelity VIP Emerging Markets Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		8.59	7.71	188,071
2014		8.50	8.59	145,995
2013		8.21	8.50	152,509
2012		7.21	8.21	170,433
2011		9.15	7.21	218,046
2010		7.79	9.15	231,236
2009		4.45	7.79	368,382
2008	*	10.00	4.45	75,934

*  Period from 5/01/08 to 12/31/08

Fidelity VIP Energy Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	15.84	12.55	410,783
2014	18.18	15.84	302,201
2013	14.66	18.18	240,918
2012	14.01	14.66	300,225
2011	14.79	14.01	387,562
2010	12.43	14.79	389,296
2009	8.43	12.43	494,209
2008	18.50	8.43	546,388
2007	12.71	18.50	700,881
2006	10.92	12.71	212,552
2005	10.05	10.92	47,777

Fidelity VIP Equity-Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	17.21	16.47	1,038,879
2014	15.88	17.21	997,584
2013	12.44	15.88	1,029,400
2012	10.63	12.44	975,138
2011	10.57	10.63	898,183
2010	9.21	10.57	851,325
2009	7.10	9.21	950,336
2008	12.42	7.10	1,157,234
2007	12.28	12.42	1,354,444
2006	10.25	12.28	941,683
2005	9.73	10.25	200,358

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Fidelity VIP Financial Services Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	10.80	10.38	414,497
2014	9.78	10.80	358,119
2013	7.33	9.78	335,790
2012	5.73	7.33	253,554
2011	7.22	5.73	161,298
2010	6.75	7.22	179,835
2009	5.31	6.75	180,299
2008	10.69	5.31	187,111
2007	12.40	10.69	78,780
2006	10.71	12.40	87,694
2005	10.05	10.71	12,780

Fidelity VIP Floating Rate High Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	9.93	9.90	488,740
2014	10.00	9.93	386,681

Fidelity VIP FundsManager 20% Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		14.04	14.00	2,522,479
2014		13.52	14.04	2,635,453
2013		12.83	13.52	2,488,845
2012		12.18	12.83	2,558,921
2011		11.94	12.18	2,408,197
2010		11.13	11.94	1,609,732
2009		10.12	11.13	1,548,871
2008		11.06	10.12	1,306,461
2007		10.45	11.06	968,589
2006	*	10.00	10.45	239,659

*  Period from 5/01/2006 to 12/31/2006

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Fidelity VIP FundsManager 50% Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		15.17	15.15	4,212,340
2014		14.47	15.17	4,105,859
2013		12.62	14.47	3,768,016
2012		11.49	12.62	3,274,891
2011		11.57	11.49	3,187,643
2010		10.36	11.57	2,809,470
2009		8.73	10.36	3,476,459
2008		11.31	8.73	3,380,380
2007		10.59	11.31	3,356,976
2006	*	10.00	10.59	1,532,122

*  Period from 5/01/2006 to 12/31/2006

Fidelity VIP FundsManager 60% Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		14.09	14.12	2,762,791
2014		13.40	14.09	2,594,035
2013		11.33	13.40	2,052,278
2012		10.18	11.33	1,675,436
2011		10.41	10.18	1,559,976
2010		9.19	10.41	1,192,273
2009		7.52	9.19	990,680
2008	*	10.00	7.52	329,489

*  Period from 5/01/08 to 12/31/08

Fidelity VIP FundsManager 70% Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		15.35	15.39	3,492,661
2014		14.64	15.35	3,283,553
2013		12.05	14.64	3,017,302
2012		10.67	12.05	2,946,582
2011		11.02	10.67	2,990,278
2010		9.66	11.02	2,834,303
2009		7.78	9.66	3,706,653
2008		11.48	7.78	3,825,596
2007		10.68	11.48	3,770,169
2006	*	10.00	10.68	1,473,869

*  Period from 5/01/2006 to 12/31/2006

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Fidelity VIP FundsManager 85% Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		15.28	15.31	1,100,499
2014		14.55	15.28	995,448
2013		11.42	14.55	1,082,955
2012		10.04	11.42	1,092,946
2011		10.62	10.04	1,307,899
2010		9.16	10.62	1,394,467
2009		7.15	9.16	1,696,646
2008		11.59	7.15	1,850,064
2007		10.70	11.59	1,522,082
2006	*	10.00	10.70	550,682

*  Period from 5/01/2006 to 12/31/2006

Fidelity VIP Government Money Market Subaccount*

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	11.37	11.34	3,245,626
2014	11.39	11.37	3,062,117
2013	11.42	11.39	3,745,046
2012	11.44	11.42	3,242,057
2011	11.46	11.44	3,672,407
2010	11.46	11.46	3,953,780
2009	11.41	11.46	7,477,379
2008	11.10	11.41	14,965,093
2007	10.59	11.10	10,722,885
2006	10.13	10.59	4,566,400
2005	10.06	10.13	485,409

*  Prior to December 1, 2015, the portfolio was known as Fidelity VIP Money Market

Fidelity VIP Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	19.81	21.16	621,533
2014	17.86	19.81	612,196
2013	13.14	17.86	522,427
2012	11.50	13.14	564,761
2011	11.51	11.50	563,915
2010	9.30	11.51	489,246
2009	7.28	9.30	543,926
2008	13.82	7.28	699,136
2007	10.93	13.82	752,915
2006	10.27	10.93	377,392
2005	9.69	10.27	93,852

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Fidelity VIP Growth & Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	19.54	19.04	592,783
2014	17.75	19.54	595,231
2013	13.33	17.75	465,740
2012	11.28	13.33	341,146
2011	11.14	11.28	306,794
2010	9.73	11.14	216,374
2009	7.67	9.73	217,585
2008	13.22	7.67	274,153
2007	11.83	13.22	189,791
2006	10.50	11.83	126,379
2005	9.94	10.50	18,298

Fidelity VIP Growth Opportunities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	20.55	21.63	535,481
2014	18.38	20.55	240,478
2013	13.37	18.38	296,783
2012	11.21	13.37	350,576
2011	11.00	11.21	286,628
2010	8.92	11.00	184,379
2009	6.14	8.92	203,459
2008	13.70	6.14	93,405
2007	11.16	13.70	109,729
2006	10.63	11.16	41,383
2005	9.86	10.63	4,036

Fidelity VIP Health Care Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	33.72	35.75	1,055,910
2014	25.47	33.72	957,559
2013	16.37	25.47	780,433
2012	13.60	16.37	351,246
2011	12.59	13.60	317,692
2010	10.77	12.59	174,751
2009	8.15	10.77	181,944
2008	12.06	8.15	195,795
2007	10.99	12.06	349,571
2006	10.38	10.99	102,064
2005	9.83	10.38	27,100

PRA

34

Fidelity VIP High Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	17.66	16.96	1,011,722
2014	17.50	17.66	1,028,285
2013	16.56	17.50	1,224,367
2012	14.53	16.56	1,145,383
2011	14.03	14.53	806,025
2010	12.33	14.03	677,362
2009	8.60	12.33	866,758
2008	11.49	8.60	719,184
2007	11.23	11.49	660,058
2006	10.12	11.23	402,175
2005	9.95	10.12	85,326

Fidelity VIP Index 500 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	19.79	20.00	2,686,377
2014	17.47	19.79	2,188,431
2013	13.24	17.47	1,849,317
2012	11.45	13.24	1,517,265
2011	11.25	11.45	1,302,306
2010	9.81	11.25	1,351,965
2009	7.76	9.81	1,543,250
2008	12.36	7.76	1,691,167
2007	11.75	12.36	1,490,341
2006	10.18	11.75	819,948
2005	9.74	10.18	191,759

Fidelity VIP Industrials Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	26.10	25.52	220,014
2014	24.65	26.10	217,999
2013	17.68	24.65	264,569
2012	14.82	17.68	142,384
2011	15.59	14.82	172,395
2010	11.93	15.59	190,438
2009	8.54	11.93	196,409
2008	14.24	8.54	216,140
2007	12.09	14.24	168,294
2006	10.50	12.09	74,720
2005	9.58	10.50	3,392

PRA

35

Fidelity VIP International Capital Appreciation Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	15.43	15.88	402,078
2014	15.04	15.43	279,483
2013	12.41	15.04	174,963
2012	9.89	12.41	145,803
2011	11.34	9.89	142,623
2010	9.83	11.34	178,481
2009	6.33	9.83	238,525
2008	12.86	6.33	211,817
2007	12.28	12.86	316,741
2006	10.77	12.28	182,411
2005	9.60	10.77	38,690

Fidelity VIP Investment Grade Bond Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	15.23	15.08	1,656,938
2014	14.42	15.23	1,485,744
2013	14.72	14.42	1,409,215
2012	13.95	14.72	1,988,347
2011	13.04	13.95	1,859,505
2010	12.12	13.04	1,789,979
2009	10.50	12.12	2,837,827
2008	10.88	10.50	1,912,270
2007	10.46	10.88	1,462,588
2006	10.05	10.46	754,635
2005	9.92	10.05	166,595

Fidelity VIP Investor Freedom 2005 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	15.56	15.47	101,024
2014	14.96	15.56	101,126
2013	13.67	14.96	131,067
2012	12.50	13.67	87,410
2011	12.53	12.50	87,682
2010	11.27	12.53	113,895
2009	9.21	11.27	104,387
2008	12.14	9.21	141,900
2007	11.21	12.14	88,291
2006	10.24	11.21	38,329
2005	9.86	10.24	10,368
PRA

36

Fidelity VIP Investor Freedom 2010 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	16.57	16.47	195,989
2014	15.88	16.57	246,791
2013	14.04	15.88	282,377
2012	12.59	14.04	347,879
2011	12.66	12.59	345,940
2010	11.25	12.66	374,841
2009	9.09	11.25	350,862
2008	12.14	9.09	418,021
2007	11.21	12.14	384,549
2006	10.26	11.21	227,801
2005	9.86	10.26	13,678

Fidelity VIP Investor Freedom 2015 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	16.87	16.77	284,143
2014	16.16	16.87	306,382
2013	14.17	16.16	323,494
2012	12.67	14.17	342,141
2011	12.75	12.67	313,644
2010	11.30	12.75	388,353
2009	9.05	11.30	440,597
2008	12.44	9.05	441,833
2007	11.42	12.44	445,710
2006	10.32	11.42	271,779
2005	9.83	10.32	11,116

Fidelity VIP Investor Freedom 2020 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	16.88	16.78	673,877
2014	16.16	16.88	738,008
2013	13.97	16.16	806,455
2012	12.36	13.97	647,317
2011	12.53	12.36	560,000
2010	10.97	12.53	557,435
2009	8.54	10.97	658,665
2008	12.72	8.54	681,464
2007	11.57	12.72	587,422
2006	10.37	11.57	339,788
2005	9.83	10.37	16,374

PRA

37

Fidelity VIP Investor Freedom 2025 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	17.67	17.57	445,776
2014	16.87	17.67	461,770
2013	14.10	16.87	331,992
2012	12.28	14.10	298,240
2011	12.60	12.28	236,422
2010	10.91	12.60	152,231
2009	8.42	10.91	159,540
2008	12.83	8.42	149,527
2007	11.65	12.83	179,643
2006	10.40	11.65	71,627
2005	9.82	10.40	16,908

Fidelity VIP Investor Freedom 2030 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	17.39	17.29	519,399
2014	16.63	17.39	510,658
2013	13.70	16.63	454,387
2012	11.89	13.70	340,619
2011	12.26	11.89	291,112
2010	10.58	12.26	250,310
2009	8.06	10.58	257,195
2008	13.06	8.06	227,747
2007	11.77	13.06	210,019
2006	10.43	11.77	91,725
2005	9.81	10.43	730

Fidelity VIP Investor Freedom Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	14.69	14.60	182,279
2014	14.19	14.69	231,814
2013	13.49	14.19	245,883
2012	12.70	13.49	222,437
2011	12.53	12.70	131,092
2010	11.69	12.53	132,369
2009	10.20	11.69	136,988
2008	11.43	10.20	178,181
2007	10.81	11.43	103,811
2006	10.14	10.81	76,036
2005	9.93	10.14	45,091

PRA

38

Fidelity VIP Materials Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		18.31	16.61	117,186
2014		18.30	18.31	135,766
2013		15.03	18.30	147,248
2012		12.55	15.03	159,551
2011		13.72	12.55	188,252
2010		10.71	13.72	228,051
2009		6.03	10.71	270,772
2008		11.40	6.03	121,750
2007	*	10.00	11.40	55,720

*  Period from 05/01/2007 to 12/31/2007

Fidelity VIP Mid Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	21.90	21.53	1,117,257
2014	20.68	21.90	1,027,358
2013	15.23	20.68	1,122,543
2012	13.31	15.23	1,069,589
2011	14.94	13.31	1,128,299
2010	11.63	14.94	1,284,840
2009	8.33	11.63	1,199,127
2008	13.80	8.33	1,252,379
2007	11.99	13.80	1,222,520
2006	10.67	11.99	735,637
2005	9.80	10.67	180,901

Fidelity VIP Overseas Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	14.36	14.83	655,457
2014	15.68	14.36	592,423
2013	12.05	15.68	643,468
2012	10.02	12.05	572,943
2011	12.14	10.02	628,038
2010	10.76	12.14	606,635
2009	8.53	10.76	736,145
2008	15.24	8.53	828,659
2007	13.04	15.24	946,172
2006	11.08	13.04	515,855
2005	9.78	11.08	106,654

PRA

39

Fidelity VIP Real Estate Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	20.90	21.61	420,792
2014	16.12	20.90	399,973
2013	15.87	16.12	331,356
2012	13.44	15.87	348,751
2011	12.47	13.44	271,652
2010	9.60	12.47	292,248
2009	6.99	9.60	240,396
2008	11.67	6.99	235,913
2007	14.23	11.67	183,948
2006	10.45	14.23	431,622
2005	9.77	10.45	16,862

Fidelity VIP Strategic Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	17.23	16.90	1,902,656
2014	16.68	17.23	1,981,215
2013	16.68	16.68	2,102,215
2012	15.13	16.68	2,577,377
2011	14.51	15.13	2,305,237
2010	13.27	14.51	2,004,403
2009	10.22	13.27	2,269,372
2008	11.43	10.22	1,912,911
2007	10.86	11.43	1,643,725
2006	10.09	10.86	976,639
2005	9.95	10.09	84,373

Fidelity VIP Technology Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	24.40	25.82	411,289
2014	21.87	24.40	330,878
2013	17.16	21.87	232,840
2012	14.64	17.16	255,040
2011	16.30	14.64	292,635
2010	12.80	16.30	306,784
2009	6.55	12.80	320,583
2008	13.36	6.55	179,660
2007	11.63	13.36	205,623
2006	10.78	11.63	61,306
2005	9.96	10.78	20,495

PRA

40

Fidelity VIP Telecommunications Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		13.12	13.39	113,727
2014		12.71	13.12	67,781
2013		10.50	12.71	76,489
2012		8.78	10.50	33,944
2011		8.98	8.78	37,130
2010		7.66	8.98	39,786
2009		5.20	7.66	23,856
2008		9.91	5.20	13,017
2007	*	10.00	9.91	10,311

*  Period from 05/01/2007 to 12/31/2007

Fidelity VIP Utilities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	22.87	20.35	142,365
2014	18.85	22.87	213,741
2013	15.62	18.85	154,399
2012	14.59	15.62	142,729
2011	12.93	14.59	188,688
2010	11.67	12.93	115,471
2009	10.16	11.67	134,384
2008	15.82	10.16	149,948
2007	13.16	15.82	563,898
2006	10.03	13.16	230,312
2005	9.75	10.03	25

Fidelity VIP Value Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	18.26	18.07	355,575
2014	16.45	18.26	300,205
2013	12.45	16.45	250,788
2012	10.33	12.45	190,076
2011	10.63	10.33	236,142
2010	9.05	10.63	221,820
2009	6.37	9.05	291,394
2008	11.95	6.37	286,883
2007	11.74	11.95	315,692
2006	10.28	11.74	161,135
2005	9.78	10.28	14,677

PRA

41

Fidelity VIP Value Strategies Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	19.30	18.66	250,722
2014	18.14	19.30	233,920
2013	13.94	18.14	277,931
2012	10.98	13.94	281,430
2011	12.09	10.98	242,927
2010	9.58	12.09	269,418
2009	6.10	9.58	279,191
2008	12.53	6.10	267,481
2007	11.90	12.53	394,666
2006	10.27	11.90	162,036
2005	9.36	10.27	76,815

BlackRock Global Allocation V.I. Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		11.82	11.69	1,649,454
2014		11.62	11.82	1,582,407
2013		10.17	11.62	1,410,281
2012	*	9.90	10.17	397,598

*  Period from 4/30/2012 to 12/31/2012

Franklin U.S. Government Securities VIP Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		10.20	10.23	199,872
2014		9.89	10.20	184,437
2013		10.15	9.89	152,817
2012	*	10.05	10.15	274,923

*  Period from 4/30/2012 to 12/31/2012

Templeton Global Bond VIP Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		11.10	10.60	737,936
2014		10.93	11.10	816,459
2013		10.78	10.93	685,263
2012	*	10.00	10.78	377,768

*  Period from 4/30/2012 to 12/31/2012

PRA

42

Invesco V.I. Global Value Core Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		11.19	11.00	135,633
2014		11.14	11.19	134,532
2013		9.12	11.14	131,868
2012		8.03	9.12	122,449
2011		9.04	8.03	137,672
2010		8.17	9.04	130,700
2009		7.06	8.17	196,948
2008		11.82	7.06	163,649
2007		11.11	11.82	213,746
2006	*	10.00	11.11	93,446

*  Period from 05/01/2006 to 12/31/2006

Lazard Retirement Emerging Markets Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		14.83	11.85	283,101
2014		15.55	14.83	329,458
2013		15.75	15.55	373,977
2012		12.90	15.75	429,076
2011		15.74	12.90	454,695
2010		12.82	15.74	535,686
2009		7.55	12.82	522,571
2008		14.72	7.55	349,099
2007		11.05	14.72	432,227
2006	*	10.00	11.05	124,437

*  Period from 5/01/2006 to 12/31/2006

Morgan Stanley Emerging Markets Debt Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		16.32	16.09	310,985
2014		15.89	16.32	363,223
2013		17.46	15.89	449,018
2012		14.84	17.46	600,159
2011		13.90	14.84	351,783
2010		12.70	13.90	302,699
2009		9.78	12.70	245,128
2008		11.53	9.78	178,721
2007		10.85	11.53	155,462
2006	*	10.00	10.85	45,361

*  Period from 05/01/2006 to 12/31/2006

PRA

43

Morgan Stanley Emerging Markets Equity Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		12.53	11.16	137,508
2014		13.15	12.53	166,864
2013		13.32	13.15	177,754
2012		11.13	13.32	263,160
2011		13.65	11.13	306,952
2010		11.49	13.65	322,326
2009		6.78	11.49	435,667
2008		15.68	6.78	414,757
2007		11.19	15.68	719,421
2006	*	10.00	11.19	773,849

*  Period from 05/01/2006 to 12/31/2006

Morgan Stanley Global Strategist Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		12.40	11.58	83,313
2014		12.17	12.40	129,594
2013		10.52	12.17	111,018
2012		9.27	10.52	136,982
2011		9.64	9.27	147,632
2010		9.15	9.64	159,691
2009		6.92	9.15	259,322
2008		12.53	6.92	319,330
2007		10.96	12.53	359,634
2006	*	10.00	10.96	246,015

*  Period from 05/01/2006 to 12/31/2006

PIMCO VIT CommodityRealReturn Strategy Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		7.07	5.24	75.497
2014		8.68	7.07	67,759
2013		10.20	8.68	92,091
2012	*	10.01	10.20	68,588

*  Period from 4/30/2012 to 12/31/2012

PRA

44

PIMCO VIT Low Duration Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		11.38	11.39	1,626,160
2014		11.32	11.38	1,648,438
2013		11.36	11.32	1,758,880
2012		10.76	11.36	1,826,794
2011		10.67	10.76	1,711,624
2010		10.15	10.67	1,461,388
2009	*	10.00	10.15	700,545

*  Period from 09/30/2009 to 12/31/2009

PIMCO VIT Real Return Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		12.49	12.13	589,151
2014		12.15	12.49	729,366
2013		13.42	12.15	953,742
2012		12.37	13.42	1,695,675
2011		11.10	12.37	1,246,203
2010		10.29	11.10	703,568
2009	*	10.00	10.29	416,044

*  Period from 09/30/2009 to 12/31/2009

PIMCO VIT Total Return Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		12.56	12.58	1,602,958
2014		12.07	12.56	1,812,848
2013		12.35	12.07	2,338,627
2012		11.29	12.35	2,811,419
2011		10.93	11.29	1,929,343
2010		10.13	10.93	1,623,752
2009	*	10.00	10.13	809,004

*  Period from 09/30/2009 to 12/31/2009

Any Subaccounts that were not part of the Variable Account in 2015 are not reported in the above table.

Accumulation Unit Values shown above are rounded to two decimal places. Percentage changes in Accumulation Unit Values were calculated using exact Accumulation Unit Values (six decimal places). The percentage changes shown in the financial statements are therefore more precise than the figures that would be obtained using the rounded Accumulation Unit Values shown for the beginning and end of each period.

The financial statements of the Variable Account appear in the Statement of Additional Information.

PRA

45

Appendix B: Table of Accumulation Unit Values

Accumulation Unit Values
Empire Fidelity Investments Variable Annuity Account A
Condensed Financial Information

Accumulation unit values below reflect Total Separate Account Annual Fees of 0.35% prior to 9/7/10 and 0.25% thereafter

Fidelity VIP Asset Manager Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	20.90	20.86	125,065
2014	19.82	20.90	156,611
2013	17.18	19.82	207,495
2012	15.32	17.18	230,515
2011	15.79	15.32	274,397
2010	13.87	15.79	252,235
2009	10.79	13.87	102,087

Fidelity VIP Asset Manager: Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	23.40	23.34	21,800
2014	22.17	23.40	25,335
2013	18.17	22.17	23,863
2012	15.79	18.17	23,514
2011	16.88	15.79	31,956
2010	14.57	16.88	33,083
2009	11.02	14.57	8,926

Fidelity VIP Balanced Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	26.83	26.91	272,178
2014	24.41	26.83	265,067
2013	20.47	24.41	232,002
2012	17.85	20.47	181,757
2011	18.58	17.85	165,651
2010	15.80	18.58	155,776
2009	11.45	15.80	85,470

PRA

46

Fidelity VIP Consumer Discretionary Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	40.45	42.23	15,119
2014	37.01	40.45	11,490
2013	26.30	37.01	12,557
2012	21.71	26.30	2,480
2011	22.16	21.71	8,087
2010	16.95	22.16	16,865
2009	12.31	16.95	1,920

Fidelity VIP Consumer Staples Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	26.16	28.55	27,762
2014	22.71	26.16	22,040
2013	18.69	22.71	25,106
2012	16.25	18.69	30,264
2011	15.07	16.25	24,376
2010	13.14	15.07	7,482
2009	10.93	13.14	1,174

Fidelity VIP Contrafund Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	29.87	29.97	313,206
2014	26.77	29.87	355,281
2013	20.46	26.77	406,819
2012	17.63	20.46	411,143
2011	18.15	17.63	417,535
2010	15.55	18.15	437,973
2009	11.50	15.55	263,260

Fidelity VIP Disciplined Small Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	31.08	30.38	41,255
2014	29.63	31.08	40,749
2013	21.50	29.63	49,327
2012	18.12	21.50	42,489
2011	18.41	18.12	49,881
2010	14.72	18.41	57,066
2009	12.10	14.72	24,620

PRA

47

Fidelity VIP Dynamic Capital Appreciation Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	33.96	34.29	22,465
2014	30.73	33.96	19,861
2013	22.24	30.73	22,472
2012	18.20	22.24	11,593
2011	18.74	18.20	14,152
2010	15.90	18.74	14,231
2009	11.73	15.90	3,340

Fidelity VIP Emerging Markets Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	22.92	20.56	21,177
2014	22.68	22.92	15,855
2013	21.89	22.68	19,854
2012	19.22	21.89	21,935
2011	24.41	19.22	29,682
2010	20.79	24.41	39,335
2009	11.88	20.79	19,594

Fidelity VIP Energy Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	21.09	16.71	26,442
2014	24.21	21.09	21,661
2013	19.51	24.21	22,949
2012	18.64	19.51	28,206
2011	19.69	18.64	44,000
2010	16.56	19.69	36,449
2009	11.24	16.56	21,810

Fidelity VIP Equity-Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	28.41	27.20	70,660
2014	26.22	28.41	83,836
2013	20.53	26.22	77,003
2012	17.56	20.53	78,402
2011	17.44	17.56	76,956
2010	15.21	17.44	70,595
2009	11.73	15.21	38,033

PRA

48

Fidelity VIP Financial Services Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	27.12	26.06	26,157
2014	24.55	27.12	15,832
2013	18.40	24.55	23,602
2012	14.37	18.40	10,294
2011	18.12	14.37	9,284
2010	16.95	18.12	20,686
2009	13.36	16.95	5,470

Fidelity VIP Floating Rate High Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	9.93	9.90	134,318
2014	10.00	9.93	89,870

Fidelity VIP FundsManager 20% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	14.55	14.51	710,451
2014	14.01	14.55	732,711
2013	13.30	14.01	787,318
2012	12.63	13.30	791,174
2011	12.37	12.63	811,793
2010	11.55	12.37	830,086
2009	10.51	11.55	852,461

Fidelity VIP FundsManager 50% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	18.95	18.93	693,998
2014	18.07	18.95	766,413
2013	15.77	18.07	741,811
2012	14.36	15.77	762,922
2011	14.45	14.36	823,447
2010	12.96	14.45	876,458
2009	10.93	12.96	552,112

PRA

49

Fidelity VIP FundsManager 60% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	20.72	20.76	453,140
2014	19.71	20.72	490,426
2013	16.66	19.71	510,480
2012	14.97	16.66	453,269
2011	15.31	14.97	487,831
2010	13.52	15.31	418,733
2009	11.08	13.52	199,052

Fidelity VIP FundsManager 70% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	22.02	22.07	342,622
2014	20.99	22.02	374,409
2013	17.29	20.99	351,484
2012	15.31	17.29	327,216
2011	15.80	15.31	365,822
2010	13.87	15.80	418,551
2009	11.18	13.87	279,189

Fidelity VIP FundsManager 85% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	24.39	24.42	198,808
2014	23.22	24.39	183,069
2013	18.22	23.22	185,733
2012	16.01	18.22	181,931
2011	16.95	16.01	205,685
2010	14.63	16.95	171,497
2009	11.42	14.63	79,552

Fidelity VIP Government Money Market Subaccount*

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	9.97	9.94	608,834
2014	9.99	9.97	500,044
2013	10.01	9.99	756,817
2012	10.03	10.01	681,446
2011	10.04	10.03	750,093
2010	10.05	10.04	584,762
2009	10.02	10.05	981,184

*  Prior to December 1, 2015, the portfolio was known as Fidelity VIP Money Market

PRA

50

Fidelity VIP Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	30.65	32.74	32,037
2014	27.63	30.65	36,791
2013	20.34	27.63	37,039
2012	17.79	20.34	38,143
2011	17.81	17.79	47,935
2010	14.40	17.81	44,947
2009	11.28	14.40	18,864

Fidelity VIP Growth & Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	28.72	27.99	31,928
2014	26.10	28.72	42,090
2013	19.60	26.10	39,986
2012	16.58	19.60	26,961
2011	16.38	16.58	22,204
2010	14.32	16.38	19,552
2009	11.30	14.32	10,412

Fidelity VIP Growth Opportunities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	38.05	40.06	42,285
2014	34.03	38.05	16,612
2013	24.76	34.03	12,272
2012	20.77	24.76	20,151
2011	20.37	20.77	18,469
2010	16.52	20.37	11,272
2009	11.39	16.52	5,277

Fidelity VIP Health Care Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	47.29	50.14	100,863
2014	35.72	47.29	114,722
2013	22.95	35.72	94,898
2012	19.07	22.95	46,910
2011	17.66	19.07	35,627
2010	15.11	17.66	26,894
2009	11.44	15.11	10,185
PRA

51

Fidelity VIP High Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	21.12	20.29	140,104
2014	20.93	21.12	182,968
2013	19.81	20.93	236,479
2012	17.38	19.81	211,134
2011	16.78	17.38	192,272
2010	14.76	16.78	230,575
2009	10.30	14.76	114,298

Fidelity VIP Index 500 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	28.83	29.14	322,267
2014	25.45	28.83	271,683
2013	19.29	25.45	242,552
2012	16.68	19.29	209,010
2011	16.39	16.68	190,029
2010	14.30	16.39	177,059
2009	11.33	14.30	101,807

Fidelity VIP Industrials Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	36.20	35.40	17,526
2014	34.19	36.20	20,865
2013	24.53	34.19	15,888
2012	20.55	24.53	8,190
2011	21.62	20.55	28,890
2010	16.56	21.62	26,032
2009	11.87	16.56	6,439

Fidelity VIP International Capital Appreciation Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	31.09	32.00	35,387
2014	30.29	31.09	29,721
2013	24.99	30.29	24,449
2012	19.92	24.99	18,386
2011	22.85	19.92	12,356
2010	19.82	22.85	12,763
2009	12.78	19.82	13,093

PRA

52

Fidelity VIP Investment Grade Bond Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	15.07	14.93	378,677
2014	14.28	15.07	446,757
2013	14.57	14.28	424,067
2012	13.80	14.57	728,850
2011	12.90	13.80	773,196
2010	12.01	12.90	730,958
2009	10.41	12.01	907,440

Fidelity VIP Investor Freedom 2005 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	18.42	18.31	5,395
2014	17.71	18.42	5,395
2013	16.18	17.71	5,395
2012	14.80	16.18	2,332
2011	14.83	14.80	4,269
2010	13.36	14.83	1,561
2009	10.92	13.36	0

Fidelity VIP Investor Freedom 2010 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	20.00	19.88	55,026
2014	19.17	20.00	56,922
2013	16.95	19.17	56,845
2012	15.19	16.95	43,391
2011	15.29	15.19	38,503
2010	13.58	15.29	38,503
2009	10.99	13.58	14,602

Fidelity VIP Investor Freedom 2015 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	20.54	20.41	86,177
2014	19.67	20.54	90,641
2013	17.25	19.67	91,100
2012	15.42	17.25	83,821
2011	15.51	15.42	79,471
2010	13.77	15.51	74,886
2009	11.03	13.77	21,587

PRA

53

Fidelity VIP Investor Freedom 2020 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	22.12	21.99	77,691
2014	21.17	22.12	109,834
2013	18.30	21.17	96,424
2012	16.19	18.30	78,234
2011	16.42	16.19	83,456
2010	14.39	16.42	93,542
2009	11.21	14.39	102,231

Fidelity VIP Investor Freedom 2025 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	23.65	23.51	72,893
2014	22.57	23.65	65,794
2013	18.86	22.57	66,981
2012	16.44	18.86	53,670
2011	16.86	16.44	52,932
2010	14.61	16.86	52,728
2009	11.28	14.61	24,255

Fidelity VIP Investor Freedom 2030 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	24.56	24.43	13.809
2014	23.49	24.56	35,987
2013	19.35	23.49	30,262
2012	16.79	19.35	27,888
2011	17.32	16.79	24,153
2010	14.96	17.32	21,957
2009	11.41	14.96	319

Fidelity VIP Investor Freedom Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	15.07	14.98	26.445
2014	14.56	15.07	37,721
2013	13.84	14.56	40,155
2012	13.03	13.84	35,723
2011	12.86	13.03	43,972
2010	12.00	12.86	42,733
2009	10.49	12.00	22,503

PRA

54

Fidelity VIP Materials Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	37.13	33.67	14,362
2014	37.11	37.13	15,162
2013	30.47	37.11	16,524
2012	25.44	30.47	21,804
2011	27.81	25.44	27,231
2010	21.72	27.81	27,355
2009	12.25	21.72	11,841

Fidelity VIP Mid Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	30.58	30.05	142,687
2014	28.86	30.58	156,804
2013	21.26	28.86	169,123
2012	18.58	21.26	186,583
2011	20.85	18.58	230,870
2010	16.25	20.85	244,990
2009	11.65	16.25	92,492

Fidelity VIP Overseas Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	19.54	20.18	49,376
2014	21.33	19.54	44,327
2013	16.40	21.33	63,338
2012	13.63	16.40	46,015
2011	16.52	13.63	63,481
2010	14.65	16.52	63,384
2009	11.63	14.65	20,305

Fidelity VIP Real Estate Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	44.58	46.09	26,377
2014	34.37	44.58	30,554
2013	33.85	34.37	22,293
2012	28.65	33.85	27,751
2011	26.59	28.65	23,241
2010	20.48	26.59	28,197
2009	14.94	20.48	3,742

PRA

55

Fidelity VIP Strategic Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	17.82	17.48	449,004
2014	17.25	17.82	517,493
2013	17.24	17.25	521,381
2012	15.64	17.24	668,424
2011	15.00	15.64	686,451
2010	13.73	15.00	669,004
2009	10.59	13.73	496,355

Fidelity VIP Technology Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	43.53	46.06	34,023
2014	39.01	43.53	28,409
2013	30.62	39.01	33,455
2012	26.12	30.62	23,391
2011	29.07	26.12	33,219
2010	22.85	29.07	38,112
2009	11.70	22.85	23,211

Fidelity VIP Telecommunications Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	31.81	32.49	5,467
2014	30.82	31.81	5,652
2013	25.48	30.82	5,545
2012	21.28	25.48	4,858
2011	21.78	21.28	6,382
2010	18.60	21.78	4,584
2009	12.62	18.60	349

Fidelity VIP Utilities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	23.30	20.73	12,645
2014	19.20	23.30	19,347
2013	15.92	19.20	10,336
2012	14.86	15.92	9,223
2011	13.17	14.86	30,070
2010	11.90	13.17	6,497
2009	10.36	11.90	4,427

PRA

56

Fidelity VIP Value Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	35.33	34.98	38,797
2014	31.83	35.33	26,874
2013	24.10	31.83	25,267
2012	19.99	24.10	23,485
2011	20.58	19.99	23,618
2010	17.53	20.58	22,589
2009	12.36	17.53	18,639

Fidelity VIP Value Strategies Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	40.36	39.02	18,807
2014	37.93	40.36	19,410
2013	29.15	37.93	26,298
2012	22.97	29.15	18,339
2011	25.29	22.97	17,632
2010	20.05	25.29	24,249
2009	12.77	20.05	8,292

BlackRock Global Allocation V.I. Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		11.82	11.69	226,083
2014		11.62	11.82	179,836
2013		10.17	11.62	143,397
2012	*	9.90	10.17	46,382

*  Period from 4/30/2012 to 12/31/2012

Franklin U.S. Government Securities VIP Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		10.20	10.23	14.551
2014		9.89	10.20	12,790
2013		10.15	9.89	24,269
2012	*	10.05	10.15	56,574

*  Period from 4/30/2012 to 12/31/2012

Templeton Global Bond VIP Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		11.10	10.60	83,736
2014		10.93	11.10	126,758
2013		10.78	10.93	92,492
2012	*	10.00	10.78	48,543

*  Period from 4/30/2012 to 12/31/2012

PRA

57

Invesco V.I. Global Core Equity Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		17.95	17.65	11,148
2014		17.87	17.95	11,148
2013		14.62	17.87	11,148
2012		12.89	14.62	10,604
2011		14.50	12.89	10,260
2010		13.11	14.50	13,618
2009	*	11.34	13.11	6,133

Lazard Retirement Emerging Markets Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	23.38	18.68	26,417
2014	24.51	23.38	39,218
2013	24.82	24.51	47,675
2012	20.34	24.82	65,120
2011	24.80	20.34	72,973
2010	20.22	24.80	88,572
2009	11.92	20.22	61,712

Morgan Stanley Emerging Markets Debt Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	18.52	18.27	74,610
2014	18.04	18.52	79,127
2013	19.82	18.04	111,604
2012	16.84	19.82	172,371
2011	15.77	16.84	147,557
2010	14.42	15.77	168,634
2009	11.11	14.42	76,021

Morgan Stanley Emerging Markets Equity Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	21.68	19.32	12,329
2014	22.76	21.68	13,650
2013	23.05	22.76	14,319
2012	19.27	23.05	17,301
2011	23.62	19.27	37,323
2010	19.91	23.62	44,911
2009	11.76	19.91	28,407

PRA

58

Morgan Stanley Global Strategist Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	21.12	19.72	14,484
2014	20.72	21.12	20,322
2013	17.92	20.72	15,529
2012	15.78	17.92	14,593
2011	16.42	15.78	22,517
2010	15.59	16.42	23,917
2009	11.80	15.59	14,246

PIMCO VIT CommodityRealReturn Strategy Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		7.07	5.24	5,816
2014		8.68	7.07	2,339
2013		10.20	8.68	6,142
2012	*	10.01	10.20	10,653

*  Period from 4/30/2012 to 12/31/2012

PIMCO VIT Low Duration Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		11.37	11.38	641,940
2014		11.31	11.37	963,849
2013		11.35	11.31	1,055,858
2012		10.75	11.35	1,156,435
2011		10.66	10.75	1,249,830
2010		10.15	10.66	1,447,034
2009	*	10.00	10.15	671,980

*  Period from 09/30/2009 to 12/31/2009

PIMCO VIT Real Return Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		12.48	12.11	257,619
2014		12.14	12.48	339,589
2013		13.40	12.14	475,702
2012		12.36	13.40	923,663
2011		11.09	12.36	923,600
2010		10.29	11.09	898,839
2009	*	10.00	10.29	279,117

*  Period from 09/30/2009 to 12/31/2009

PRA

59

PIMCO VIT Total Return Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		12.55	12.57	633,791
2014		12.06	12.55	725,180
2013		12.33	12.06	920,929
2012		11.28	12.33	1,548,980
2011		10.92	11.28	1,499,718
2010		10.13	10.92	1,534,951
2009	*	10.00	10.13	551,979

*  Period from 09/30/2009 to 12/31/2009

Any Subaccounts that were not part of the Variable Account in 2015 are not reported in the above table.

Accumulation Unit Values shown above are rounded to two decimal places. Percentage changes in Accumulation Unit Values were calculated using exact Accumulation Unit Values (six decimal places). The percentage changes shown in the financial statements are therefore more precise than the figures that would be obtained using the rounded Accumulation Unit Values shown for the beginning and end of each period.

The financial statements of the Variable Account appear in the Statement of Additional Information.

PRA

60

Appendix C: Table of Accumulation Unit Values

Accumulation Unit Values
Fidelity Investments Variable Annuity Account I
Condensed Financial Information

Accumulation unit values below reflect Total Separate Account Annual Fees of 0.10% for contracts issued at 0.10% on or after 9/7/10 or converted to 0.10% on or after 12/13/10

Fidelity VIP Asset Manager Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		14.78	14.77	648,172
2014		13.99	14.78	544,670
2013		12.11	13.99	405,530
2012		10.78	12.11	167,004
2011		11.10	10.78	190,512
2010	*	10.00	11.10	105,043

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Asset Manager: Growth Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		16.04	16.02	89,347
2014		15.17	16.04	58,655
2013		12.42	15.17	52,981
2012		10.77	12.42	59,688
2011		11.50	10.77	101,871
2010	*	10.00	11.50	89,217

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Balanced Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		16.80	16.87	1,468,631
2014		15.26	16.80	1,087,806
2013		12.78	15.26	715,473
2012		11.13	12.78	298,064
2011		11.57	11.13	223,751
2010	*	10.00	11.57	125,667

*  Period from 09/7/2010 to 12/31/2010

PRA

61

Fidelity VIP Consumer Discretionary Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		22.23	23.24	318,379
2014		20.30	22.23	167,803
2013		14.41	20.30	248,523
2012		11.88	14.41	61,586
2011		12.10	11.88	25,250
2010	*	10.00	12.10	25,014

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Consumer Staples Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		19.55	21.37	434,664
2014		16.94	19.55	346,323
2013		13.93	16.94	383,293
2012		12.09	13.93	226,055
2011		11.20	12.09	116,494
2010	*	10.00	11.20	78,436

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Contrafund Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		19.55	19.65	1,787,359
2014		17.49	19.55	1,647,307
2013		13.35	17.49	1,400,035
2012		11.49	13.35	979,589
2011		11.81	11.49	761,506
2010	*	10.00	11.81	445,634

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Disciplined Small Cap Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		21.03	20.59	353,596
2014		20.02	21.03	275,347
2013		14.51	20.02	290,527
2012		12.21	14.51	89,725
2011		12.39	12.21	78,416
2010	*	10.00	12.39	23,378

*  Period from 09/7/2010 to 12/31/2010

PRA

62

Fidelity VIP Dynamic Capital Appreciation Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		21.36	21.59	356,181
2014		19.29	21.36	297,595
2013		13.94	19.29	150,869
2012		11.39	13.94	27,122
2011		11.71	11.39	7,664
2010	*	10.00	11.71	5,102

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Emerging Markets Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		10.99	9.87	88,994
2014		10.86	10.99	100,710
2013		10.46	10.86	64,549
2012		9.18	10.46	43,648
2011		11.63	9.18	104,766
2010	*	10.00	11.63	89,926

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Energy Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		14.16	11.23	314,005
2014		16.22	14.16	257,632
2013		13.06	16.22	217,387
2012		12.46	13.06	163,817
2011		13.14	12.46	138,715
2010	*	10.00	13.14	147,500

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Equity-Income Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		19.16	18.37	652,485
2014		17.66	19.16	681,333
2013		13.81	17.66	624,252
2012		11.79	13.81	243,773
2011		11.70	11.79	126,112
2010	*	10.00	11.70	63,903

*  Period from 09/7/2010 to 12/31/2010

PRA

63

Fidelity VIP Financial Services Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		17.27	16.62	315,811
2014		15.61	17.27	204,731
2013		11.68	15.61	151,811
2012		9.11	11.68	81,346
2011		11.47	9.11	60,727
2010	*	10.00	11.47	52,164

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Floating Rate High Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	9.94	9.92	681,456
2014	10.00	9.94	1,610,075

Fidelity VIP FundsManager 20% Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		12.27	12.26	1,250,855
2014		11.80	12.27	1,359,146
2013		11.18	11.80	1,317,376
2012		10.60	11.18	1,444,791
2011		10.37	10.60	1,177,326
2010	*	10.00	10.37	1,225,567

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP FundsManager 50% Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		14.38	14.38	1,217,069
2014		13.69	14.38	1,015,391
2013		11.93	13.69	1,119,787
2012		10.84	11.93	933,426
2011		10.90	10.84	529,430
2010	*	10.00	10.90	599,669

*  Period from 09/7/2010 to 12/31/2010

PRA

64

Fidelity VIP FundsManager 60% Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		15.12	15.17	1,225,116
2014		14.36	15.12	735,036
2013		12.12	14.36	837,054
2012		10.87	12.12	568,776
2011		11.11	10.87	516,174
2010	*	10.00	11.11	14,593

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP FundsManager 70% Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		15.82	15.88	765,577
2014		15.05	15.82	633,145
2013		12.38	15.05	1,020,741
2012		10.94	12.38	896,446
2011		11.28	10.94	911,381
2010	*	10.00	11.28	704,697

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP FundsManager 85% Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		16.70	16.75	515,615
2014		15.88	16.70	442,782
2013		12.44	15.88	174,692
2012		10.92	12.44	166,086
2011		11.54	10.92	169,540
2010	*	10.00	11.54	325,533

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Government Money Market Subaccount**

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		9.99	9.98	2,630,314
2014		10.00	9.99	2,720,461
2013		10.01	10.00	2,121,605
2012		10.01	10.01	1,319,399
2011		10.01	10.01	1,026,077
2010	*	10.00	10.01	977,526

*  Period from 09/7/2010 to 12/31/2010

**  Prior to December 1, 2015, the portfolio was known as Fidelity VIP Money Market

PRA

65

Fidelity VIP Growth Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		21.17	22.65	297,396
2014		19.06	21.17	260,140
2013		14.00	19.06	164,109
2012		12.23	14.00	80,301
2011		12.23	12.23	37,941
2010	*	10.00	12.23	35,255

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Growth & Income Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		20.91	20.40	309,051
2014		18.97	20.91	308,217
2013		14.22	18.97	184,215
2012		12.02	14.22	45,638
2011		11.85	12.02	48,357
2010	*	10.00	11.85	36,742

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Growth Opportunities Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		22.92	24.16	296,750
2014		20.46	22.92	157,537
2013		14.87	20.46	120,688
2012		12.45	14.87	67,545
2011		12.20	12.45	21,320
2010	*	10.00	12.20	16,610

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Health Care Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		32.24	34.23	724,325
2014		24.31	32.24	664,631
2013		15.60	24.31	516,549
2012		12.94	15.60	189,554
2011		11.96	12.94	138,048
2010	*	10.00	11.96	37,617

*  Period from 09/7/2010 to 12/31/2010

PRA

66

Fidelity VIP High Income Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		13.37	12.86	1,265,434
2014		13.23	13.37	1,241,307
2013		12.50	13.23	1,491,612
2012		10.95	12.50	1,645,436
2011		10.56	10.95	622,482
2010	*	10.00	10.56	394,869

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Index 500 Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		20.50	20.75	1,923,648
2014		18.07	20.50	1,791,385
2013		13.68	18.07	1,246,652
2012		11.81	13.68	607,455
2011		11.59	11.81	449,665
2010	*	10.00	11.59	241,441

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Industrials Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		20.55	20.12	447,790
2014		19.37	20.55	512,954
2013		13.88	19.37	531,051
2012		11.61	13.88	269,145
2011		12.20	11.61	295,949
2010	*	10.00	12.20	80,901

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP International Capital Appreciation Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		16.26	16.76	411,339
2014		15.82	16.26	309,410
2013		13.03	15.82	184,050
2012		10.37	13.03	79,179
2011		11.88	10.37	84,235
2010	*	10.00	11.88	65,777

*  Period from 09/7/2010 to 12/31/2010

PRA

67

Fidelity VIP Investment Grade Bond Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		11.72	11.63	1,380,540
2014		11.09	11.72	1,042,804
2013		11.30	11.09	939,934
2012		10.69	11.30	1,348,502
2011		9.97	10.69	883,175
2010	*	10.00	9.97	720,800

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Investor Freedom 2005 Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		13.48	13.42	87,341
2014		12.94	13.48	68,447
2013		11.81	12.94	50,932
2012		10.78	11.81	44,798
2011		10.79	10.78	0
2010	*	10.00	10.79	0

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Investor Freedom 2010 Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		14.36	14.30	91,612
2014		13.75	14.36	79,856
2013		12.14	13.75	79,856
2012		10.87	12.14	0
2011		10.91	10.87	0
2010	*	10.00	10.91	0

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Investor Freedom 2015 Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		14.57	14.51	42,964
2014		13.94	14.57	106,338
2013		12.20	13.94	92,843
2012		10.90	12.20	88,854
2011		10.94	10.90	80,411
2010	*	10.00	10.94	80,411

*  Period from 09/7/2010 to 12/31/2010
PRA

68

Fidelity VIP Investor Freedom 2020 Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		15.10	15.03	464,292
2014		14.43	15.10	343,017
2013		12.46	14.43	235,595
2012		11.01	12.46	171,784
2011		11.14	11.01	171,784
2010	*	10.00	11.14	171,784

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Investor Freedom 2025 Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		15.95	15.88	33,929
2014		15.20	15.95	33,929
2013		12.68	15.20	33,929
2012		11.03	12.68	0
2011		11.30	11.03	0
2010	*	10.00	11.30	0

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Investor Freedom 2030 Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		16.28	16.21	49,718
2014		15.55	16.28	8,445
2013		12.78	15.55	0
2012		11.08	12.78	0
2011		11.41	11.08	0
2010	*	10.00	11.41	0

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Investor Freedom Income Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		12.24	12.18	14,038
2014		11.80	12.24	7,242
2013		11.20	11.80	9,757
2012		10.53	11.20	0
2011		10.38	10.53	0
2010	*	10.00	10.38	0

*  Period from 09/7/2010 to 12/31/2010

PRA

69

Fidelity VIP Materials Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		16.99	15.43	160,509
2014		16.96	16.99	205,294
2013		13.90	16.96	134,893
2012		11.59	13.90	107,781
2011		12.65	11.59	85,587
2010	*	10.00	12.65	63,137

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Mid Cap Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		17.13	16.87	1,011,282
2014		16.15	17.13	939,697
2013		11.88	16.15	754,214
2012		10.36	11.88	524,710
2011		11.62	10.36	435,418
2010	*	10.00	11.62	276,144

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Overseas Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		14.10	14.59	590,576
2014		15.37	14.10	304,420
2013		11.80	15.37	316,613
2012		9.79	11.80	175,372
2011		11.85	9.79	158,171
2010	*	10.00	11.85	107,189

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Real Estate Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		18.31	18.96	519,655
2014		14.10	18.31	555,024
2013		13.86	14.10	401,277
2012		11.72	13.86	243,282
2011		10.86	11.72	169,971
2010	*	10.00	10.86	91,562

*  Period from 09/7/2010 to 12/31/2010

PRA

70

Fidelity VIP Strategic Income Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		12.25	12.04	2,060,999
2014		11.84	12.25	2,129,367
2013		11.82	11.84	1,878,863
2012		10.71	11.82	2,421,587
2011		10.25	10.71	1,589,711
2010	*	10.00	10.25	941,622

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Technology Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		18.73	19.85	429,478
2014		16.76	18.73	370,247
2013		13.14	16.76	210,081
2012		11.19	13.14	162,912
2011		12.44	11.19	145,140
2010	*	10.00	12.44	88,451

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Telecommunications Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		16.80	17.18	55,104
2014		16.25	16.80	55,002
2013		13.41	16.25	44,157
2012		11.19	13.41	20,956
2011		11.43	11.19	25,803
2010	*	10.00	11.43	14,842

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Utilities Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		18.66	16.63	120,099
2014		15.36	18.66	166,685
2013		12.71	15.36	86,634
2012		11.85	12.71	84,427
2011		10.49	11.85	78,964
2010	*	10.00	10.49	31,360

*  Period from 09/7/2010 to 12/31/2010

PRA

71

Fidelity VIP Value Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		20.16	19.99	210,485
2014		18.14	20.16	151,192
2013		13.71	18.14	92,498
2012		11.36	13.71	83,895
2011		11.67	11.36	59,434
2010	*	10.00	11.67	65,587

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Value Strategies Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		19.47	18.86	186,781
2014		18.28	19.47	152,389
2013		14.02	18.28	177,970
2012		11.04	14.02	107,502
2011		12.13	11.04	77,803
2010	*	10.00	12.13	62,392

*  Period from 09/7/2010 to 12/31/2010

BlackRock Global Allocation V.I. Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		11.87	11.76	1,277,624
2014		11.65	11.87	1,291,938
2013		10.18	11.65	1,199,966
2012	*	9.90	10.18	342,907

*  Period from 04/30/2012 to 12/31/2012

Franklin U.S. Government Securities VIP Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		10.25	10.28	404,798
2014		9.92	10.25	195,001
2013		10.16	9.92	131,921
2012	*	10.05	10.16	231,788

*  Period from 04/30/2012 to 12/31/2012

Templeton Global Bond VIP Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		11.15	10.66	598,471
2014		10.96	11.15	815,558
2013		10.80	10.96	716,034
2012	*	10.00	10.80	321,803

*  Period from 04/30/2012 to 12/31/2012

PRA

72

Invesco V.I. Global Core Equity Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		14.08	13.86	29,633
2014		13.99	14.08	23,605
2013		11.44	13.99	49,169
2012		10.06	11.44	49,082
2011		11.30	10.06	8,410
2010	*	10.00	11.30	51,027

*  Period from 09/7/2010 to 12/31/2010

Lazard Retirement Emerging Markets Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2014		10.85	8.68	448,700
2014		11.36	10.85	424,474
2013		11.49	11.36	484,818
2012		9.40	11.49	371,509
2011		11.45	9.40	342,731
2010	*	10.00	11.45	258,043

*  Period from 09/7/2010 to 12/31/2010

Morgan Stanley Emerging Markets Debt Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		11.68	11.54	340,504
2014		11.36	11.68	438,085
2013		12.46	11.36	553,647
2012		10.57	12.46	846,408
2011		9.89	10.57	471,211
2010	*	10.00	9.89	244,925

*  Period from 09/7/2010 to 12/31/2010

Morgan Stanley Emerging Markets Equity Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		10.54	9.41	137,600
2014		11.05	10.54	175,642
2013		11.18	11.05	213,402
2012		9.33	11.18	156,675
2011		11.41	9.33	162,324
2010	*	10.00	11.41	174,542

*  Period from 09/7/2010 to 12/31/2010

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73

Morgan Stanley Global Strategist Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		14.60	13.65	206,027
2014		14.31	14.60	259,262
2013		12.35	14.31	115,599
2012		10.86	12.35	45,396
2011		11.29	10.86	19,857
2010	*	10.00	11.29	19,857

*  Period from 09/7/2010 to 12/31/2010

PIMCO VIT CommodityRealReturn Strategy Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		7.09	5.27	151,333
2014		8.71	7.09	175,645
2013		10.22	8.71	130,252
2012	*	10.01	10.22	80,571

*  Period from 04/30/2012 to 12/31/2012

PIMCO VIT Low Duration Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		10.82	10.85	1,601,798
2014		10.74	10.82	1,605,988
2013		10.77	10.74	2,184,940
2012		10.18	10.77	1,702,321
2011		10.08	10.18	1,564,771
2010	*	10.00	10.08	895,745

*  Period from 09/7/2010 to 12/31/2010

PIMCO VIT Real Return Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		11.33	11.01	646,096
2014		11.00	11.33	849,829
2013		12.13	11.00	979,181
2012		11.17	12.13	1,584,953
2011		10.01	11.17	1,076,441
2010	*	10.00	10.01	791,280

*  Period from 09/7/2010 to 12/31/2010

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74

PIMCO VIT Total Return Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		11.55	11.59	1,567,848
2014		11.08	11.55	1,525,075
2013		11.32	11.08	1,703,439
2012		10.34	11.32	2,648,989
2011		9.99	10.34	1,554,695
2010	*	10.00	9.99	807,901

*  Period from 09/7/2010 to 12/31/2010

Any Subaccounts that were not part of the Variable Account in 2015 are not reported in the above table.

Accumulation Unit Values shown above are rounded to two decimal places. Percentage changes in Accumulation Unit Values were calculated using exact Accumulation Unit Values (six decimal places). The percentage changes shown in the financial statements are therefore more precise than the figures that would be obtained using the rounded Accumulation Unit Values shown for the beginning and end of each period.

The financial statements of the Variable Account appear in the Statement of Additional Information.

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Table of Contents of the Statement of Additional Information

Accumulation Units	2
Unavailability of Annuity Income Options in Certain Circumstances	2
IRS Required Distributions	2
Safekeeping of Variable Account Assets	2
Distribution of the Contracts	3
State Regulation	3
Legal Matters	3
Registration Statement	3
Experts	3
Financial Statements	3
Variable Account (enclosed)
Empire Fidelity Investments Life Insurance Company (enclosed)

Investment Company Act of 1940 File No. 811-06388

PRA-PRO-0416
1.819863.116

PRA

77

PART B

INFORMATION REQUIRED IN A STATEMENT

OF ADDITIONAL INFORMATION

PERSONAL RETIREMENT ANNUITY
STATEMENT OF ADDITIONAL INFORMATION
April 30, 2016

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts ("Contracts") offered by Empire Fidelity Investments Life Insurance Company through its Variable Annuity Account A (the "Variable Account"). You may obtain a copy of the Prospectus dated April 30, 2016 without charge by calling 1-800-544-2442, or by accessing the SEC Internet website at (http://www.sec.gov).

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THE CONTRACT.

Table of Contents
PAGE
Accumulation Units	2
Unavailability of Annuity Income Options in Certain Circumstances	2
IRS Required Distributions	2
Safekeeping of Variable Account Assets	3
Distribution of the Contracts	3
State Regulation	3
Legal Matters	3
Registration Statement	3
Experts	3
Financial Statements	3
Variable Account (enclosed)
Empire Fidelity Investments Life Insurance Company (enclosed)

PRA-PTB-0416
1.819864.114

ACCUMULATION UNITS

We credit your payments allocated to the variable Subaccounts in the form of Accumulation Units. The number of Accumulation Units credited to each Subaccount is determined by dividing the net payment allocated to that Subaccount by the Accumulation Unit Value for that Subaccount for the Valuation Period during which the payment is received. In the case of the initial payment, we credit Accumulation Units as explained in the prospectus. Accumulation Units are adjusted for any exchanges or transfers into or out of a Subaccount.

For each variable Subaccount the Accumulation Unit Value for the first Valuation Period of the Subaccount was set at $10. The Accumulation Unit Value for each subsequent Valuation Period is the Net Investment Factor for that period, multiplied by the Accumulation Unit Value for the immediately preceding Valuation Period. The Accumulation Unit Value may increase or decrease from one Valuation Period to the next.

Each variable Subaccount has a Net Investment Factor (also referred to as the "Total Return"). The Net Investment Factor is an index that measures the investment performance of a Subaccount from one Valuation Period to the next. The Net Investment Factor for each Subaccount for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where:

(a)  Is the value of the assets at the end of the preceding Valuation Period;

(b)  Is the investment income and capital gains, realized or unrealized, credited during the current valuation period;

(c)  Is the sum of:

(1)  The capital losses, realized or unrealized, charged during the current valuation period plus any amount charged or set aside for taxes during the current Valuation Period; plus

(2)  The deduction from the Subaccount during the current Valuation Period representing a daily charge equivalent to an effective annual rate of the Total Separate Account Fees as shown on page 3 of the Fee Table in the Prospectus.

The Net Investment Factor may be greater than or less than one. If it is greater than one, the Accumulation Unit Value will increase; if less than one, the Accumulation Unit Value will decrease.

UNAVAILABILITY OF ANNUITY INCOME OPTIONS IN CERTAIN CIRCUMSTANCES

We do not offer annuity income options to any corporate beneficiary, partnership or trustee; any assignee, or the executors or administrators of the Annuitant's estate.

IRS REQUIRED DISTRIBUTIONS

If the Owner of the Contract dies (or either Joint Owner if the Contract is owned jointly) before the entire interest in the Contract is distributed, the value of the Contract must be distributed to the person entitled to the proceeds as described in this section so that the Contract qualifies as an annuity under the Internal Revenue Code.

If the death occurs on or after the Annuity Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If the death occurs before the Annuity Date, the entire interest in the Contract must be distributed within five years after the date of death, unless the following conditions are met: (1) The Beneficiaries' or surviving Owner's entire interest is payable over the Beneficiaries or surviving Owner's lifetime (or a period not extending beyond the life expectancy of the Beneficiaries or surviving Owner) by electing annuitization within 60 days of the date of death with distributions beginning within one year of the date of death, (2) the Beneficiary or surviving Owner is not a spouse of the deceased Owner, in which case the Beneficiary/surviving Owner may elect to have their entire interest paid over their lifetime in systematic withdrawals with distributions beginning within one year of the date of death (under this option, referred to as the Stretch Benefit Option, the Beneficiary/surviving Owner cannot make ad hoc partial withdrawals but can make a complete withdrawal of the remaining Contract Value at any time), or (3) the surviving Owner or Beneficiary is the surviving spouse of the deceased Owner, in which case the spouse may elect to continue the Contract, or their portion of the Contract, as the Owner. Federal tax law does not extend the spousal continuation right described in (3) to civil union partners. The Owner's designated beneficiary is the person to whom proceeds of the Contract pass by reason of the death of the Owner. Please note that in the event state escheatment laws require escheatment to the state before five years from the date of death of the Owner, a Beneficiary may not have a full five year distribution period to withdraw the Contract Value as described in the Contract.

If the Contract Owner is a trust or other "non-natural person," and the Annuitant dies before the Annuity Date, the required distribution upon death rules will apply.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by Empire Fidelity Investments Life. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the variable Subaccounts. We maintain fidelity bond coverage for the acts of our officers and employees.

DISTRIBUTION OF THE CONTRACTS

As explained in the Prospectus, the Contract is distributed through Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc., which are affiliated with FMR LLC and Empire Fidelity Investments Life. The offering of the contract is continuous, and we do not anticipate discontinuing offering the Contract. However, we reserve the right to discontinue offering the Contract.

STATE REGULATION

Empire Fidelity Investments Life is subject to regulation by the Department of Insurance of the State of New York, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contracts described in the Prospectus and Statement of Additional Information have been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by Lance A. Warrick, General Counsel of Empire Fidelity Investments Life Insurance Company.

REGISTRATION STATEMENT

We have filed a Registration Statement under the Securities Act of 1933 with the SEC relating to the Contract. The Prospectus and Statement of Additional Information do not include all the information in the Registration Statement. We have omitted certain portions pursuant to SEC rules. You may obtain the omitted information from the SEC's main office in Washington, D.C. by paying the SEC's prescribed fees.

EXPERTS

The financial statements of the Company as of December 31, 2015 and 2014 and for each of the three years in the period ended December 31, 2015, and the financial statements of Empire Fidelity Investments Variable Annuity Account A of the Company as of December 31, 2015 and for each of the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address for PricewaterhouseCoopers LLP is 101 Seaport Boulevard, Boston, MA 02110.

FINANCIAL STATEMENTS

The financial statements of Empire Fidelity Investments Life Insurance Company included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts. Please note that Empire Fidelity Investments Life Insurance Company is relying on the exemption provided by SEC Rule 12h-7 in its preparation of the financial statements of Empire Fidelity Investments Life Insurance Company provided herein.

3

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Empire Fidelity® Investments

Variable Annuity Account A

Annual Report

December 31, 2015

This report and the financial statements contained herein are submitted for the general information of Empire Fidelity Investments Life Insurance Company variable annuity owners. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Neither Empire Fidelity Investments Life Insurance Company nor Fidelity Brokerage Services LLC is a bank, and neither the annuities nor mutual fund shares are backed or guaranteed by any bank or insured by the FDIC.

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Government Money Market (b)	VIP – Government Money Market Investor Class (b)	VIP – High Income	VIP – High Income Investor Class	VIP – Equity-Income	VIP – Equity-Income Investor Class	VIP – Growth	VIP – Growth Investor Class
Assets:
Investments at market value	$22,692	$69,679	$8,123	$36,282	$43,245	$31,025	$42,874	$20,936
Receivable from EFILI	0	0	4	0	17	0	9	0
Total assets	22,692	69,679	8,127	36,282	43,262	31,025	42,883	20,936
Liabilities:
Payable to EFILI	6	1	0	0	0	0	0	0
Total net assets	$22,686	$69,678	$8,127	$36,282	$43,262	$31,025	$42,883	$20,936
Net Assets:
Fidelity Retirement Reserves	$21,622	$0	$6,640	$0	$38,564	$0	$39,712	$0
Fidelity Income Advantage	1,064	0	1,487	0	4,698	0	3,171	0
Fidelity Personal Retirement	0	69,118	0	36,282	0	31,025	0	20,936
Fidelity Freedom Lifetime Income	0	245	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	315	0	0	0	0	0	0
Total net assets	$22,686	$69,678	$8,127	$36,282	$43,262	$31,025	$42,883	$20,936
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,032	0	146	0	435	0	352	0
Unit Value	$20.94	$0	$45.42	$0	$88.60	$0	$112.69	$0
Fidelity Income Advantage:
Units Outstanding	53	0	34	0	55	0	29	0
Unit Value	$20.25	$0	$43.92	$0	$85.68	$0	$108.98	$0
Fidelity Personal Retirement:
Units Outstanding	0	6,485	0	2,417	0	1,762	0	951
Highest Unit Value	$0	$11.34	$0	$20.29	$0	$27.20	$0	$32.74
Lowest Unit Value	$0	$9.94	$0	$12.86	$0	$16.47	$0	$21.16
Fidelity Freedom Lifetime Income:
Units Outstanding	0	22	0	0	0	0	0	0
Unit Value	$0	$10.93	$0	$0	$0	$0	$0	$0

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	0	31	0	0	0	0	0	0
Highest Unit Value	$0	$9.66	$0	$0	$0	$0	$0	$0
Lowest Unit Value	$0	$9.27	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	2	0	0	0	0	0	0
Highest Unit Value	$0	$9.53	$0	$0	$0	$0	$0	$0
Lowest Unit Value	$0	$9.17	$0	$0	$0	$0	$0	$0

(b)  Fund Name Change. See Note 1.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Overseas	VIP – Overseas, Investor Class (b)	VIP – Investment Grade Bond	VIP – Investment Grade Bond Investor Class	VIP – Asset Manager	VIP – Asset Manager Investor Class
Assets:
Investments at market value	$9,568	$19,332	$21,991	$46,694	$29,597	$23,806
Receivable from EFILI	1	0	10	0	5	0
Total assets	9,569	19,332	22,001	46,694	29,602	23,806
Liabilities:
Payable to EFILI	0	0	0	0	0	0
Total net assets	$9,569	$19,332	$22,001	$46,694	$29,602	$23,806
Net Assets:
Fidelity Retirement Reserves	$8,957	$0	$18,536	$0	$27,819	$0
Fidelity Income Advantage	612	0	3,465	0	1,783	0
Fidelity Personal Retirement	0	19,332	0	46,694	0	23,806
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$9,569	$19,332	$22,001	$46,694	$29,602	$23,806
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	200	0	460	0	532	0
Unit Value	$44.68	$0	$40.31	$0	$52.32	$0
Fidelity Income Advantage:
Units Outstanding	14	0	89	0	35	0
Unit Value	$43.21	$0	$38.99	$0	$50.59	$0
Fidelity Personal Retirement:
Units Outstanding	0	1,295	0	3,416	0	1,445
Highest Value	$0	$20.18	$0	$15.08	$0	$20.86
Lowest Value	$0	$14.59	$0	$11.63	$0	$14.77
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0

(b)  Fund Name Change. See Note 1.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Index 500	VIP – Asset Manager: Growth	VIP – Asset Manager: Growth Investor Class	VIP – Contrafund	VIP – Contrafund Investor Class	VIP – Balanced	VIP – Balanced Investor Class
Assets:
Investments at market value	$151,827	$8,125	$7,294	$103,109	$113,767	$13,675	$162,069
Receivable from EFILI	3	4	0	0	0	5	1
Total assets	151,830	8,129	7,294	103,109	113,767	13,680	162,070
Liabilities:
Payable to EFILI	0	0	0	7	0	0	0
Total net assets	$151,830	$8,129	$7,294	$103,102	$113,767	$13,680	$162,070
Net Assets:
Fidelity Retirement Reserves	$44,452	$7,455	$0	$95,140	$0	$12,098	$0
Fidelity Income Advantage	4,337	674	0	7,962	0	1,582	0
Fidelity Personal Retirement	103,041	0	7,294	0	113,767	0	94,501
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	67,569
Total net assets	$151,830	$8,129	$7,294	$103,102	$113,767	$13,680	$162,070
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	719	215	0	1,279	0	434	0
Unit Value	$61.79	$34.74	$0	$74.36	$0	$27.90	$0
Fidelity Income Advantage:
Units Outstanding	73	20	0	111	0	58	0
Unit Value	$59.75	$33.59	$0	$71.91	$0	$26.98	$0
Fidelity Personal Retirement:
Units Outstanding	4,932	0	416	0	5,431	0	4,936
Highest Value	$29.14	$0	$23.34	$0	$29.97	$0	$26.91
Lowest Value	$20.00	$0	$16.02	$0	$19.65	$0	$16.87
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	3,063
Highest Value	$0	$0	$0	$0	$0	$0	$25.09
Lowest Value	$0	$0	$0	$0	$0	$0	$14.52
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	1,298
Highest Value	$0	$0	$0	$0	$0	$0	$24.82
Lowest Value	$0	$0	$0	$0	$0	$0	$14.33

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Dynamic Capital Appreciation	VIP – Dynamic Capital Appreciation Investor Class	VIP – Growth & Income	VIP – Growth & Income Investor Class	VIP – Growth Opportunities	VIP – Growth Opportunities Investor Class	VIP – Mid Cap	VIP – Mid Cap Investor Class
Assets:
Investments at market value	$4,331	$14,721	$15,674	$18,484	$12,923	$20,448	$31,002	$45,395
Receivable from EFILI	2	0	9	0	9	0	0	0
Total assets	4,333	14,721	15,683	18,484	12,932	20,448	31,002	45,395
Liabilities:
Payable to EFILI	0	0	0	0	0	0	29	0
Total net assets	$4,333	$14,721	$15,683	$18,484	$12,932	$20,448	$30,973	$45,395
Net Assets:
Fidelity Retirement Reserves	$3,962	$0	$13,689	$0	$11,702	$0	$27,210	$0
Fidelity Income Advantage	371	0	1,994	0	1,230	0	3,763	0
Fidelity Personal Retirement	0	14,721	0	18,484	0	20,448	0	45,395
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$4,333	$14,721	$15,683	$18,484	$12,932	$20,448	$30,973	$45,395
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	150	0	454	0	465	0	734	0
Unit Value	$26.47	$0	$30.12	$0	$25.18	$0	$37.09	$0
Fidelity Income Advantage:
Units Outstanding	14	0	68	0	50	0	106	0
Unit Value	$25.82	$0	$29.13	$0	$24.35	$0	$35.93	$0
Fidelity Personal Retirement:
Units Outstanding	0	654	0	934	0	875	0	2,271
Highest Value	$0	$34.29	$0	$27.99	$0	$40.06	$0	$30.05
Lowest Value	$0	$21.59	$0	$19.04	$0	$21.63	$0	$16.87
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0	$0

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Value Strategies	VIP – Value Strategies Investor Class	VIP – Utilities	VIP – Utilities Investor Class	VIP – Technology	VIP – Technology Investor Class	VIP – Energy	VIP – Energy Investor Class
Assets:
Investments at market value	$4,261	$8,934	$1,545	$5,156	$7,612	$20,713	$3,651	$9,125
Receivable from EFILI	1	0	0	0	3	0	3	0
Total assets	4,262	8,934	1,545	5,156	7,615	20,713	3,654	9,125
Liabilities:
Payable to EFILI	0	0	20	0	0	0	0	0
Total net assets	$4,262	$8,934	$1,525	$5,156	$7,615	$20,713	$3,654	$9,125
Net Assets:
Fidelity Retirement Reserves	$3,768	$0	$1,474	$0	$6,933	$0	$3,463	$0
Fidelity Income Advantage	494	0	51	0	682	0	191	0
Fidelity Personal Retirement	0	8,934	0	5,156	0	20,713	0	9,125
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$4,262	$8,934	$1,525	$5,156	$7,615	$20,713	$3,654	$9,125
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	165	0	75	0	300	0	166	0
Unit Value	$22.78	$0	$19.70	$0	$23.12	$0	$20.87	$0
Fidelity Income Advantage:
Units Outstanding	22	0	4	0	30	0	9	0
Unit Value	$22.22	$0	$19.13	$0	$22.46	$0	$20.27	$0
Fidelity Personal Retirement:
Units Outstanding	0	456	0	275	0	875	0	751
Highest Value	$0	$39.02	$0	$20.73	$0	$46.06	$0	$16.71
Lowest Value	$0	$18.66	$0	$16.63	$0	$19.85	$0	$11.23
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0	$0
Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Health Care	VIP – Health Care Investor Class	VIP – Financial Services	VIP – Financial Services Investor Class	VIP – Industrials	VIP – Industrials Investor Class	VIP – Consumer Discretionary	VIP – Consumer Discretionary Investor Class
Assets:
Investments at market value	$21,651	$67,602	$1,719	$10,233	$2,821	$15,246	$4,980	$15,336
Receivable from EFILI	4	0	0	0	1	0	5	0
Total assets	21,655	67,602	1,719	10,233	2,822	15,246	4,985	15,336
Liabilities:
Payable to EFILI	0	0	1	0	0	0	0	0
Total net assets	$21,655	$67,602	$1,718	$10,233	$2,822	$15,246	$4,985	$15,336
Net Assets:
Fidelity Retirement Reserves	$20,166	$0	$1,702	$0	$2,709	$0	$4,777	$0
Fidelity Income Advantage	1,489	0	16	0	113	0	208	0
Fidelity Personal Retirement	0	67,602	0	10,233	0	15,246	0	15,336
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$21,655	$67,602	$1,718	$10,233	$2,822	$15,246	$4,985	$15,336
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	506	0	140	0	76	0	193	0
Unit Value	$39.82	$0	$12.16	$0	$35.44	$0	$24.70	$0
Fidelity Income Advantage:
Units Outstanding	38	0	1	0	3	0	9	0
Unit Value	$38.68	$0	$11.81	$0	$34.42	$0	$23.99	$0
Fidelity Personal Retirement:
Units Outstanding	0	1,881	0	756	0	685	0	646
Unit Value	$0	$50.14	$0	$26.06	$0	$35.40	$0	$42.23
Highest Value	$0	$34.23	$0	$10.38	$0	$20.12	$0	$23.24
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Lowest Value	$0	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0	$0

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Real Estate	VIP – Real Estate Investor Class	VIP – Strategic Income	VIP – Strategic Income Investor Class	VIP – International Capital Appreciation (a)	VIP – International Capital Appreciation, Investor Class (b)
Assets:
Investments at market value	$4,692	$20,163	$6,869	$64,816	$1,903	$14,412
Receivable from EFILI	2	0	0	0	1	0
Total assets	4,694	20,163	6,869	64,816	1,904	14,412
Liabilities:
Payable to EFILI	0	0	30	0	0	0
Total net assets	$4,694	$20,163	$6,839	$64,816	$1,904	$14,412
Net Assets:
Fidelity Retirement Reserves	$4,198	$0	$5,683	$0	$1,789	$0
Fidelity Income Advantage	496	0	1,156	0	115	0
Fidelity Personal Retirement	0	20,163	0	64,816	0	14,412
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$4,694	$20,163	$6,839	$64,816	$1,904	$14,412
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	127	0	321	0	112	0
Unit Value	$33.00	$0	$17.71	$0	$16.03	$0
Fidelity Income Advantage:
Units Outstanding	15	0	69	0	7	0
Unit Value	$32.19	$0	$17.30	$0	$15.70	$0
Fidelity Personal Retirement:
Units Outstanding	0	967	0	4,413	0	849
Highest Value	$0	$46.09	$0	$17.48	$0.00	$32.00
Lowest Value	$0	$18.96	$0	$12.04	$0	$15.88
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Value	VIP – Value Investor Class	VIP – Freedom Income	VIP – Freedom Income Investor Class
Assets:
Investments at market value	$2,543	$11,990	$1,002	$3,228
Receivable from EFILI	0	0	0	0
Total assets	2,543	11,990	1,002	3,228
Liabilities:
Payable to EFILI	0	0	0	0
Total net assets	$2,543	$11,990	$1,002	$3,228
Net Assets:
Fidelity Retirement Reserves	$2,101	$0	$1,002	$0
Fidelity Income Advantage	442	0	0	0
Fidelity Personal Retirement	0	11,990	0	3,228
Fidelity Freedom Lifetime Income	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0
Total net assets	$2,543	$11,990	$1,002	$3,228
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	118	0	71	0
Unit Value	$17.88	$0	$14.02	$0
Fidelity Income Advantage:
Units Outstanding	25	0	0	0
Unit Value	$17.50	$0	$0	$0
Fidelity Personal Retirement:
Units Outstanding	0	605	0	223
Highest Value	$0	$34.98	$0	$14.98
Lowest Value	$0	$18.07	$0	$12.18
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0
Unit Value	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0
Highest Value	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0
Highest Value	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom 2005	VIP – Freedom 2005 Investor Class	VIP – Freedom 2010	VIP – Freedom 2010 Investor Class	VIP – Freedom 2015	VIP – Freedom 2015 Investor Class
Assets:
Investments at market value	$384	$2,834	$1,211	$5,631	$3,052	$7,148
Receivable from EFILI	0	0	0	0	0	0
Total assets	384	2,834	1,211	5,631	3,052	7,148
Liabilities:
Payable to EFILI	0	0	0	0	0	0
Total net assets	$384	$2,834	$1,211	$5,631	$3,052	$7,148
Net Assets:
Fidelity Retirement Reserves	$384	$0	$1,211	$0	$3,052	$0
Fidelity Income Advantage	0	0	0	0	0	0
Fidelity Personal Retirement	0	2,834	0	5,631	0	7,148
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$384	$2,834	$1,211	$5,631	$3,052	$7,148
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	26	0	75	0	186	0
Unit Value	$15.06	$0	$16.07	$0	$16.45	$0
Fidelity Income Advantage:
Units Outstanding	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0
Fidelity Personal Retirement:
Units Outstanding	0	194	0	343	0	413
Highest Value	$0	$18.31	$0	$19.88	$0	$20.41
Lowest Value	$0	$13.42	$0	$14.30	$0	$14.51
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom 2020	VIP – Freedom 2020 Investor Class	VIP – Freedom 2025	VIP – Freedom 2025 Investor Class	VIP – Freedom 2030	VIP – Freedom 2030 Investor Class
Assets:
Investments at market value	$2,788	$19,997	$1,109	$10,086	$1,107	$10,123
Receivable from EFILI	0	1	0	0	0	0
Total assets	2,788	19,998	1,109	10,086	1,107	10,123
Liabilities:
Payable to EFILI	0	0	0	0	0	0
Total net assets	$2,788	$19,998	$1,109	$10,086	$1,107	$10,123
Net Assets:
Fidelity Retirement Reserves	$2,788	$0	$1,109	$0	$1,107	$0
Fidelity Income Advantage	0	0	0	0	0	0
Fidelity Personal Retirement	0	19,998	0	10,086	0	10,123
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$2,788	$19,998	$1,109	$10,086	$1,107	$10,123
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	168	0	64	0	64	0
Unit Value	$16.56	$0	$17.41	$0	$17.20	$0
Fidelity Income Advantage:
Units Outstanding	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0
Fidelity Personal Retirement:
Units Outstanding	0	1,216	0	553	0	583
Highest Value	$0	$21.99	$0	$23.51	$0	$24.43
Lowest Value	$0	$15.03	$0	$15.88	$0	$16.21
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I	VIP – Freedom Lifetime Income II	VIP – Freedom Lifetime Income III	VIP – Disciplined Small Cap	VIP – Disciplined Small Cap Investor Class	VIP – FundsManager 20%	VIP – FundsManager 50%
Assets:
Investments at market value	$2,005	$720	$2,206	$1,769	$16,375	$66,642	$112,662
Receivable from EFILI	3	1	1	1	0	3	18
Total assets	2,008	721	2,207	1,770	16,375	66,645	112,680
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0
Total net assets	$2,008	$721	$2,207	$1,770	$16,375	$66,645	$112,680
Net Assets:
Fidelity Retirement Reserves	$0	$0	$0	$1,558	$0	$4,092	$10,237
Fidelity Income Advantage	0	0	0	212	0	998	4,359
Fidelity Personal Retirement	0	0	0	0	16,375	60,953	94,458
Fidelity Freedom Lifetime Income	2,008	721	2,207	0	0	602	3,626
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$2,008	$721	$2,207	$1,770	$16,375	$66,645	$112,680
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	0	0	0	100	0	308	713
Unit Value	$0	$0	$0	$15.65	$0	$13.27	$14.36
Fidelity Income Advantage:
Units Outstanding	0	0	0	14	0	76	308
Unit Value	$0	$0	$0	$15.34	$0	$13.01	$14.08
Fidelity Personal Retirement:
Units Outstanding	0	0	0	0	874	4,484	6,123
Highest Value	$0	$0	$0	$0	$30.38	$14.51	$18.93
Lowest Value	$0	$0	$0	$0	$16.38	$12.26	$14.38
Fidelity Freedom Lifetime Income:
Units Outstanding	130	45	129	0	0	49	271
Unit Value	$15.39	$16.06	$17.08	$0	$0	$12.35	$13.37
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – FundsManager 60%	VIP – FundsManager 70%	VIP – FundsManager 85%	VIP – Consumer Staples	VIP – Consumer Staples Investor Class	VIP – Materials	VIP – Materials Investor Class
Investments at market value	$162,637	$81,742	$33,905	$2,396	$19,305	$780	$4,906
Receivable from EFILI	3	9	1	2	0	1	0
Total assets	162,640	81,751	33,906	2,398	19,305	781	4,906
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0
Total net assets	$162,640	$81,751	$33,906	$2,398	$19,305	$781	$4,906
Net Assets:
Fidelity Retirement Reserves	$3,704	$5,121	$2,156	$1,976	$0	$775	$0
Fidelity Income Advantage	856	2,063	619	422	0	6	0
Fidelity Personal Retirement	66,992	73,475	30,336	0	19,305	0	4,906
Fidelity Freedom Lifetime Income	5,665	1,092	795	0	0	0	0
Fidelity Growth and Guaranteed Income	85,423	0	0	0	0	0	0
Total net assets	$162,640	$81,751	$33,906	$2,398	$19,305	$781	$4,906
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	274	351	149	90	0	49	0
Unit Value	$13.53	$14.59	$14.51	$21.90	$0	$15.94	$0
Fidelity Income Advantage:
Units Outstanding	64	144	43	20	0	0	0
Unit Value	$13.32	$14.31	$14.23	$21.52	$0	$15.67	$0
Fidelity Personal Retirement:
Units Outstanding	4,441	4,601	1,815	0	867	0	292
Highest Value	$20.76	$22.07	$24.42	$0	$28.55	$0	$33.67
Lowest Value	$14.12	$15.39	$15.31	$0	$21.37	$0	$15.43
Fidelity Freedom Lifetime Income:
Units Outstanding	412	80	59	0	0	0	0
Unit Value	$13.74	$13.62	$13.58	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	4,779	0	0	0	0	0	0
Highest Value	$19.36	$0	$0	$0	$0	$0	$0
Lowest Value	$13.00	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	1,055	0	0	0	0	0	0
Highest Value	$19.15	$0	$0	$0	$0	$0	$0
Lowest Value	$12.84	$0	$0	$0	$0	$0	$0

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Telecommunications	VIP – Telecommunications Investor Class	VIP – Emerging Markets (a)	VIP – Emerging Markets Investor Class (b)	VIP – Floating Rate High Income	VIP – Floating Rate High Income Investor Class	UIF – Emerging Markets Equity
Assets:
Investments at market value	$694	$2,648	$340	$2,764	$189	$12,927	$5,789
Receivable from EFILI	0	0	0	0	0	0	1
Total assets	694	2,648	340	2,764	189	12,927	5,790
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0
Total net assets	$694	$2,648	$340	$2,764	$189	$12,927	$5,790
Net Assets:
Fidelity Retirement Reserves	$690	$0	$323	$0	$189	$0	$2,534
Fidelity Income Advantage	4	0	17	0	0	0	189
Fidelity Personal Retirement	0	2,648	0	2,764	0	12,927	3,067
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$694	$2,648	$340	$2,764	$189	$12,927	$5,790
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	54	0	43	0	19	0	110
Unit Value	$12.85	$0	$7	$0	$10.00	$0	$23.06
Fidelity Income Advantage:
Units Outstanding	0	0	2	0	0	0	8
Unit Value	$12.63	$0	$7.32	$0	$0	$0	$22.30
Fidelity Personal Retirement:
Units Outstanding	0	174	0	298	0	1,305	287
Highest Value	$0	$32.49	$0.00	$20.56	$0	$9.92	$19.32
Lowest Value	$0	$13.39	$0	$7.71	$0	$9.90	$9.41
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	UIF – Emerging Markets Debt	UIF – Global Strategist (b)	Invesco – Van Kampen Global Core Equity	WFAF – Advantage VT Discovery	WFAF – Advantage VT Opportunity	Lazard – Retirement Emerging Markets	PVIT – Commodity Real Return
Assets:
Investments at market value	$12,227	$5,021	$3,165	$3,270	$1,499	$8,927	$1,251
Receivable from EFILI	0	0	1	1	2	0	1
Total assets	12,227	5,021	3,166	3,271	1,501	8,927	1,252
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0
Total net assets	$12,227	$5,021	$3,166	$3,271	$1,501	$8,927	$1,252
Net Assets:
Fidelity Retirement Reserves	$1,797	$766	$944	$2,948	$1,270	$1,133	$29
Fidelity Income Advantage	134	192	122	323	231	50	0
Fidelity Personal Retirement	10,296	4,063	2,100	0	0	7,744	1,223
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$12,227	$5,021	$3,166	$3,271	$1,501	$8,927	$1,252
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	60	50	55	84	36	101	6
Unit Value	$29.89	$15.36	$17.16	$34.90	$35.31	$11.23	$5.13
Fidelity Income Advantage:
Units Outstanding	5	13	7	10	7	5	0
Unit Value	$28.91	$14.85	$16.60	$33.74	$34.15	$11.01	$0
Fidelity Personal Retirement:
Units Outstanding	726	304	176	0	0	758	233
Highest Value	$18.27	$19.72	$17.65	$0	$0	$18.68	$5.27
Lowest Value	$11.54	$11.58	$11.00	$0	$0	$8.68	$5.24
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0

(b)  Fund Name Change. See Note 1.
Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	PVIT – Low Duration	PVIT – Real Return	PVIT – Total Return	Blackrock – Global Allocation V.I.	FTVIP – Templeton Global Bond	FTVIP – Franklin U.S. Gov't Securities
Assets:
Investments at market value	$45,985	$19,153	$48,411	$38,481	$15,499	$6,588
Receivable from EFILI	0	0	1	0	0	0
Total assets	45,985	19,153	48,412	38,481	15,499	6,588
Liabilities:
Payable to EFILI	0	0	0	0	1	0
Total net assets	$45,985	$19,153	$48,412	$38,481	$15,498	$6,588
Net Assets:
Fidelity Retirement Reserves	$2,771	$1,739	$2,030	$1,282	$409	$232
Fidelity Income Advantage	13	34	78	256	0	0
Fidelity Personal Retirement	43,201	17,380	46,304	36,943	15,089	6,356
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$45,985	$19,153	$48,412	$38,481	$15,498	$6,588
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	252	148	167	112	39	23
Unit Value	$11.00	$11.71	$12.15	$11.45	$10.38	$10.02
Fidelity Income Advantage:
Units Outstanding	1	3	6	23	0	0
Unit Value	$10.86	$11.56	$12.00	$11.36	$0	$0
Fidelity Personal Retirement:
Units Outstanding	3,870	1,493	3,805	3,153	1,420	619
Highest Value	$11.39	$12.13	$12.58	$11.76	$10.66	$10.28
Lowest Value	$10.85	$11.01	$11.59	$11.69	$10.60	$10.23
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Government Money Market (b)	VIP – Government Money Market Investor Class (b)	VIP – High Income	VIP – High Income Investor Class	VIP – Equity-Income	VIP – Equity-Income Investor Class
Income:
Dividends	$7	$7	$578	$2,537	$1,455	$1,018
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	181	0	60	0	320	0
Administrative and other charges	12	0	4	0	21	0
Total expenses	193	0	64	0	341	0
Fidelity Income Advantage:
Mortality and expense risk charges	9	0	13	0	39	0
Administrative and other charges	3	0	4	0	13	0
Total expenses	12	0	17	0	52	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	92	0	53	0	46
Administrative and other charges	0	31	0	20	0	16
Total expenses	0	123	0	73	0	62
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	1	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	1	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	3	0	0	0	0
Administrative and other charges	0	1	0	0	0	0
Total expenses	0	4	0	0	0	0
Total expenses	205	128	81	73	393	62
Net investment income (loss)	(198)	(121)	497	2,464	1,062	956
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	0	0	(1,182)	66	(249)	213
Realized gain distributions	0	0	0	0	4,672	2,941
Net realized gain (loss) on investments	0	0	(1,182)	66	4,423	3,154
Unrealized appreciation (depreciation)	0	0	342	(3,951)	(7,723)	(5,499)
Net increase (decrease) in net assets from operations	$(198)	$(121)	$(343)	$(1,421)	$(2,238)	$(1,389)

(b)  Fund Name Change. See Note 1.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Growth	VIP – Growth Investor Class	VIP – Overseas	VIP – Overseas, Class R (c)	VIP – Overseas, Investor Class (b)	VIP – Investment Grade Bond	VIP – Investment Grade Bond Investor Class
Income:
Dividends	$112	$40	$135	$0	$255	$586	$1,220
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	306	0	66	7	0	148	0
Administrative and other charges	20	0	4	0	0	10	0
Total expenses	326	0	70	7	0	158	0
Fidelity Income Advantage:
Mortality and expense risk charges	25	0	4	1	0	28	0
Administrative and other charges	8	0	1	0	0	10	0
Total expenses	33	0	5	1	0	38	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	30	0	0	25	0	69
Administrative and other charges	0	10	0	0	9	0	23
Total expenses	0	40	0	0	34	0	92
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	359	40	75	8	34	196	92
Net investment income (loss)	(247)	0	60	(8)	221	390	1,128
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,217	1,552	(79)	(639)	113	(59)	(6)
Realized gain distributions	1,361	560	10	0	20	19	35
Net realized gain (loss) on investments	2,578	2,112	(69)	(639)	133	(40)	29
Unrealized appreciation (depreciation)	377	(855)	18	922	(93)	(664)	(1,638)
Net increase (decrease) in net assets from operations	$2,708	$1,257	$9	$275	$261	$(314)	$(481)

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Asset Manager	VIP – Asset Manager Investor Class	VIP – Index 500	VIP – Asset Manager: Growth	VIP – Asset Manager: Growth Investor Class	VIP – Contrafund	VIP – Contrafund Investor Class
Income:
Dividends	$487	$373	$3,056	$102	$87	$1,110	$1,124
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	225	0	349	60	0	761	0
Administrative and other charges	15	0	23	4	0	51	0
Total expenses	240	0	372	64	0	812	0
Fidelity Income Advantage:
Mortality and expense risk charges	15	0	34	5	0	63	0
Administrative and other charges	5	0	12	2	0	21	0
Total expenses	20	0	46	7	0	84	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	34	136	0	13	0	173
Administrative and other charges	0	12	49	0	3	0	56
Total expenses	0	46	185	0	16	0	229
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	260	46	603	71	16	896	229
Net investment income (loss)	227	327	2,453	31	71	214	895
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	3	210	5,750	133	151	3,600	2,995
Realized gain distributions	2,215	1,574	93	5	5	10,121	9,745
Net realized gain (loss) on investments	2,218	1,784	5,843	138	156	13,721	12,740
Unrealized appreciation (depreciation)	(2,599)	(2,210)	(7,054)	(218)	(287)	(13,899)	(13,235)
Net increase (decrease) in net assets from operations	$(154)	$(99)	$1,242	$(49)	$(60)	$36	$400

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Balanced	VIP – Balanced Investor Class	VIP – Dynamic Capital Appreciation	VIP – Dynamic Capital Appreciation Investor Class	VIP – Growth & Income	VIP – Growth & Income Investor Class
Income:
Dividends	$214	$2,420	$38	$122	$349	$390
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	91	0	28	0	113	0
Administrative and other charges	6	0	2	0	8	0
Total expenses	97	0	30	0	121	0
Fidelity Income Advantage:
Mortality and expense risk charges	14	0	3	0	17	0
Administrative and other charges	4	0	1	0	6	0
Total expenses	18	0	4	0	23	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	138	0	19	0	28
Administrative and other charges	0	43	0	7	0	10
Total expenses	0	181	0	26	0	38
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	665	0	0	0	0
Administrative and other charges	0	181	0	0	0	0
Total expenses	0	846	0	0	0	0
Total expenses	115	1,027	34	26	144	38
Net investment income (loss)	99	1,393	4	96	205	352
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	133	2,044	126	498	479	948
Realized gain distributions	419	4,493	217	746	883	926
Net realized gain (loss) on investments	552	6,537	343	1,244	1,362	1,874
Unrealized appreciation (depreciation)	(653)	(8,474)	(343)	(1,327)	(2,090)	(2,832)
Net increase (decrease) in net assets from operations	$(2)	$(544)	$4	$13	$(523)	$(606)

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Growth Opportunities	VIP – Growth Opportunities Investor Class	VIP – Mid Cap	VIP – Mid Cap Investor Class	VIP – Value Strategies	VIP – Value Strategies Investor Class
Income:
Dividends	$24	$26	$164	$205	$53	$103
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	70	0	225	0	32	0
Administrative and other charges	5	0	15	0	2	0
Total expenses	75	0	240	0	34	0
Fidelity Income Advantage:
Mortality and expense risk charges	10	0	31	0	4	0
Administrative and other charges	3	0	10	0	1	0
Total expenses	13	0	41	0	5	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	23	0	68	0	11
Administrative and other charges	0	8	0	23	0	4
Total expenses	0	31	0	91	0	15
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	88	31	281	91	39	15
Net investment income (loss)	(64)	(5)	(117)	114	14	88
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,036	633	350	363	102	299
Realized gain distributions	1,270	1,908	4,169	5,122	4	6
Net realized gain (loss) on investments	2,306	2,541	4,519	5,485	106	305
Unrealized appreciation (depreciation)	(1,905)	(2,188)	(5,049)	(6,554)	(284)	(674)
Net increase (decrease) in net assets from operations	$337	$348	$(647)	$(955)	$(164)	$(281)

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Utilities	VIP – Utilities Investor Class	VIP – Technology	VIP – Technology Investor Class	VIP – Energy	VIP – Energy Investor Class
Income:
Dividends	$42	$140	$11	$17	$52	$129
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	15	0	55	0	33	0
Administrative and other charges	1	0	4	0	2	0
Total expenses	16	0	59	0	35	0
Fidelity Income Advantage:
Mortality and expense risk charges	1	0	5	0	2	0
Administrative and other charges	0	0	2	0	1	0
Total expenses	1	0	7	0	3	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	10	0	26	0	14
Administrative and other charges	0	3	0	9	0	5
Total expenses	0	13	0	35	0	19
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	17	13	66	35	38	19
Net investment income (loss)	25	127	(55)	(18)	14	110
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	71	176	129	112	(317)	(38)
Realized gain distributions	85	261	435	935	151	279
Net realized gain (loss) on investments	156	437	564	1,047	(166)	241
Unrealized appreciation (depreciation)	(458)	(1,424)	(51)	(131)	(898)	(2,591)
Net increase (decrease) in net assets from operations	$(277)	$(860)	$458	$898	$(1,050)	$(2,240)

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Health Care	VIP – Health Care Investor Class	VIP – Financial Services	VIP – Financial Services Investor Class	VIP – Industrials	VIP – Industrials Investor Class
Income:
Dividends	$0	$0	$19	$107	$25	$125
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	194	0	12	0	23	0
Administrative and other charges	13	0	1	0	1	0
Total expenses	207	0	13	0	24	0
Fidelity Income Advantage:
Mortality and expense risk charges	12	0	0	0	1	0
Administrative and other charges	4	0	0	0	0	0
Total expenses	16	0	0	0	1	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	103	0	11	0	16
Administrative and other charges	0	36	0	4	0	8
Total expenses	0	139	0	15	0	24
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	223	139	13	15	25	24
Net investment income (loss)	(223)	(139)	6	92	0	101
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	3,360	6,239	(10)	357	216	442
Realized gain distributions	3,110	8,133	0	0	315	1,469
Net realized gain (loss) on investments	6,470	14,372	(10)	357	531	1,911
Unrealized appreciation (depreciation)	(5,578)	(11,539)	(98)	(897)	(620)	(2,419)
Net increase (decrease) in net assets from operations	$669	$2,694	$(102)	$(448)	$(89)	$(407)

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Consumer Discretionary	VIP – Consumer Discretionary Investor Class	VIP – Real Estate	VIP – Real Estate Investor Class	VIP – Strategic Income	VIP – Strategic Income Investor Class
Income:
Dividends	$24	$64	$89	$365	$199	$1,856
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	18	0	35	0	46	0
Administrative and other charges	1	0	2	0	3	0
Total expenses	19	0	37	0	49	0
Fidelity Income Advantage:
Mortality and expense risk charges	2	0	4	0	10	0
Administrative and other charges	0	0	1	0	3	0
Total expenses	2	0	5	0	13	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	14	0	26	0	98
Administrative and other charges	0	6	0	10	0	34
Total expenses	0	20	0	36	0	132
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	21	20	42	36	62	132
Net investment income (loss)	3	44	47	329	137	1,724
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	44	80	(88)	635	(9)	(35)
Realized gain distributions	222	884	110	446	16	149
Net realized gain (loss) on investments	266	964	22	1,081	7	114
Unrealized appreciation (depreciation)	(278)	(687)	(16)	(881)	(316)	(3,032)
Net increase (decrease) in net assets from operations	$(9)	$321	$53	$529	$(172)	$(1,194)

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Growth Strategies (c)	VIP – Growth Strategies Investor Class (c)	VIP – International Capital Appreciation (a)	VIP – International Capital Appreciation, Class R (c)	VIP – International Capital Appreciation, Investor Class (b)	VIP – Value Leaders (c)	VIP – Value Leaders Investor Class (c)
Income:
Dividends	$0	$0	$12	$3	$99	$10	$41
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	0	0	9	5	0	1	0
Administrative and other charges	0	0	1	0	0	0	0
Total expenses	0	0	10	5	0	1	0
Fidelity Income Advantage:
Mortality and expense risk charges	2	0	1	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	2	0	1	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	1	0	0	17	0	1
Administrative and other charges	0	0	0	0	7	0	0
Total expenses	0	1	0	0	24	0	1
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	2	1	11	5	24	1	1
Net investment income (loss)	(2)	(1)	1	(2)	75	9	40
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	71	182	(6)	71	208	11	260
Realized gain distributions	71	195	0	0	0	0	0
Net realized gain (loss) on investments	142	377	(6)	71	208	11	260
Unrealized appreciation (depreciation)	(95)	(233)	(66)	31	(85)	4	(182)
Net increase (decrease) in net assets from operations	$45	$143	$(71)	$100	$198	$24	$118

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Value	VIP – Value Investor Class	VIP – Growth Stock (c)	VIP – Growth Stock Investor Class (c)	VIP – Freedom Income	VIP – Freedom Income Investor Class
Income:
Dividends	$36	$158	$7	$21	$18	$57
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	18	0	7	0	8	0
Administrative and other charges	1	0	0	0	1	0
Total expenses	19	0	7	0	9	0
Fidelity Income Advantage:
Mortality and expense risk charges	4	0	1	0	0	0
Administrative and other charges	1	0	0	0	0	0
Total expenses	5	0	1	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	18	0	5	0	8
Administrative and other charges	0	6	0	1	0	2
Total expenses	0	24	0	6	0	10
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	24	24	8	6	9	10
Net investment income (loss)	12	134	(1)	15	9	47
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	56	210	(28)	(73)	86	58
Realized gain distributions	397	1,670	306	954	1	5
Net realized gain (loss) on investments	453	1,880	278	881	87	63
Unrealized appreciation (depreciation)	(517)	(2,283)	(84)	(312)	(110)	(145)
Net increase (decrease) in net assets from operations	$(52)	$(269)	$193	$584	$(14)	$(35)

(c)  Fund Closed. See Note 1.
Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2005	VIP – Freedom 2005 Investor Class	VIP – Freedom 2010	VIP – Freedom 2010 Investor Class	VIP – Freedom 2015	VIP – Freedom 2015 Investor Class
Income:
Dividends	$7	$52	$22	$102	$58	$133
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	4	0	9	0	24	0
Administrative and other charges	0	0	1	0	2	0
Total expenses	4	0	10	0	26	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	4	0	10	0	15
Administrative and other charges	0	1	0	3	0	4
Total expenses	0	5	0	13	0	19
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	4	5	10	13	26	19
Net investment income (loss)	3	47	12	89	32	114
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	6	32	5	60	29	254
Realized gain distributions	1	6	4	14	16	23
Net realized gain (loss) on investments	7	38	9	74	45	277
Unrealized appreciation (depreciation)	(16)	(106)	(34)	(206)	(110)	(445)
Net increase (decrease) in net assets from operations	$(6)	$(21)	$(13)	$(43)	$(33)	$(54)

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2020	VIP – Freedom 2020 Investor Class	VIP – Freedom 2025	VIP – Freedom 2025 Investor Class	VIP – Freedom 2030	VIP – Freedom 2030 Investor Class
Income:
Dividends	$53	$370	$21	$186	$20	$171
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	22	0	9	0	9	0
Administrative and other charges	1	0	1	0	1	0
Total expenses	23	0	10	0	10	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	33	0	19	0	20
Administrative and other charges	0	10	0	5	0	5
Total expenses	0	43	0	24	0	25
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	23	43	10	24	10	25
Net investment income (loss)	30	327	11	162	10	146
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	17	270	37	614	6	301
Realized gain distributions	12	64	6	35	6	45
Net realized gain (loss) on investments	29	334	43	649	12	346
Unrealized appreciation (depreciation)	(93)	(763)	(62)	(886)	(39)	(554)
Net increase (decrease) in net assets from operations	$(34)	$(102)	$(8)	$(75)	$(17)	$(62)

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I	VIP – Freedom Lifetime Income II	VIP – Freedom Lifetime Income III	VIP – Disciplined Small Cap	VIP – Disciplined Small Cap Investor Class	VIP – FundsManager 20%
Income:
Dividends	$43	$15	$45	$11	$90	$801
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	0	0	0	12	0	33
Administrative and other charges	0	0	0	1	0	2
Total expenses	0	0	0	13	0	35
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	1	0	8
Administrative and other charges	0	0	0	1	0	2
Total expenses	0	0	0	2	0	10
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	0	23	103
Administrative and other charges	0	0	0	0	8	32
Total expenses	0	0	0	0	31	135
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	11	4	9	0	0	3
Administrative and other charges	2	1	2	0	0	1
Total expenses	13	5	11	0	0	4
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	13	5	11	15	31	184
Net investment income (loss)	30	10	34	(4)	59	617
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	6	1	4	4	383	563
Realized gain distributions	17	2	8	3	31	2,185
Net realized gain (loss) on investments	23	3	12	7	414	2,748
Unrealized appreciation (depreciation)	(71)	(19)	(49)	(90)	(962)	(3,551)
Net increase (decrease) in net assets from operations	$(18)	$(6)	$(3)	$(87)	$(489)	$(186)

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – FundsManager 50%	VIP – FundsManager 60%	VIP – FundsManager 70%	VIP – FundsManager 85%	VIP – Consumer Staples	VIP – Consumer Staples Investor Class
Income:
Dividends	$1,294	$1,810	$776	$492	$35	$265
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	77	30	44	19	12	0
Administrative and other charges	5	2	3	1	1	0
Total expenses	82	32	47	20	13	0
Fidelity Income Advantage:
Mortality and expense risk charges	36	7	17	5	3	0
Administrative and other charges	12	2	5	2	1	0
Total expenses	48	9	22	7	4	0
Fidelity Personal Retirement:
Mortality and expense risk charges	162	105	127	46	0	21
Administrative and other charges	46	33	36	15	0	8
Total expenses	208	138	163	61	0	29
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	17	26	5	4	0	0
Administrative and other charges	3	5	1	1	0	0
Total expenses	20	31	6	5	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	857	0	0	0	0
Administrative and other charges	0	229	0	0	0	0
Total expenses	0	1,086	0	0	0	0
Total expenses	358	1,296	238	93	17	29
Net investment income (loss)	936	514	538	399	18	236
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,940	4,091	1,592	597	103	681
Realized gain distributions	3,667	11,360	1,873	1,215	134	1,099
Net realized gain (loss) on investments	5,607	15,451	3,465	1,812	237	1,780
Unrealized appreciation (depreciation)	(6,726)	(16,517)	(3,917)	(2,254)	(82)	(452)
Net increase (decrease) in net assets from operations	$(183)	$(552)	$86	$(43)	$173	$1,564

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Materials	VIP – Materials Investor Class	VIP – Telecommunications	VIP – Telecommunications Investor Class	VIP – Emerging Markets (a)	VIP – Emerging Markets Class R (c)	VIP – Emerging Markets Investor Class (b)
Income:
Dividends	$12	$69	$9	$31	$2	$0	$15
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	7	0	6	0	2	1	0
Administrative and other charges	1	0	0	0	0	0	0
Total expenses	8	0	6	0	2	1	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	7	0	3	0	0	5
Administrative and other charges	0	3	0	1	0	0	1
Total expenses	0	10	0	4	0	0	6
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	8	10	6	4	2	1	6
Net investment income (loss)	4	59	3	27	0	(1)	9
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(13)	14	11	16	(6)	(40)	(15)
Realized gain distributions	103	532	0	0	0	0	0
Net realized gain (loss) on investments	90	546	11	16	(6)	(40)	(15)
Unrealized appreciation (depreciation)	(191)	(1,115)	(11)	(8)	(57)	60	(339)
Net increase (decrease) in net assets from operations	$(97)	$(510)	$3	$35	$(63)	$19	$(345)

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed See Note 1.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Floating Rate High Income	VIP – Floating Rate High Income Investor Class	UIF – Emerging Markets Equity	UIF – Emerging Markets Debt	UIF – Global Strategist (b)	Invesco – Van Kampen Global Core Equity
Income:
Dividends	$8	$513	$57	$746	$91	$46
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	2	0	22	15	7	7
Administrative and other charges	0	0	2	1	0	1
Total expenses	2	0	24	16	7	8
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	2	1	1	1
Administrative and other charges	0	0	1	0	1	0
Total expenses	0	0	3	1	2	1
Fidelity Personal Retirement:
Mortality and expense risk charges	0	16	5	17	4	5
Administrative and other charges	0	7	2	6	3	1
Total expenses	0	23	7	23	7	6
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	2	23	34	40	16	15
Net investment income (loss)	6	490	23	706	75	31
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(1)	(111)	(499)	(290)	(50)	134
Realized gain distributions	0	0	0	0	43	119
Net realized gain (loss) on investments	(1)	(111)	(499)	(290)	(7)	253
Unrealized appreciation (depreciation)	(10)	(306)	(287)	(562)	(412)	(363)
Net increase (decrease) in net assets from operations	$(5)	$73	$(763)	$(146)	$(344)	$(79)

(b)  Fund Name Change. See Note 1.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	WFAF – Advantage VT Discovery	WFAF – Advantage VT Opportunity	Lazard – Retirement Emerging Markets
Income:
Dividends	$0	$2	$144
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	25	10	13
Administrative and other charges	2	1	1
Total expenses	27	11	14
Fidelity Income Advantage:
Mortality and expense risk charges	2	1	1
Administrative and other charges	1	1	0
Total expenses	3	2	1
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	11
Administrative and other charges	0	0	5
Total expenses	0	0	16
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0
Administrative and other charges	0	0	0
Total expenses	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0
Administrative and other charges	0	0	0
Total expenses	0	0	0
Total expenses	30	13	31
Net investment income (loss)	(30)	(11)	113
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	7	1	(686)
Realized gain distributions	540	167	31
Net realized gain (loss) on investments	547	168	(655)
Unrealized appreciation (depreciation)	(578)	(219)	(1,922)
Net increase (decrease) in net assets from operations	$(61)	$(62)	$(2,464)

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	PVIT – Commodity Real Return	PVIT – Low Duration	PVIT – Real Return	PVIT – Total Return	Blackrock – Global Allocation V.I.	FTVIP – Templeton Global Bond	FTVIP – Franklin U.S. Gov't Securities
Income:
Dividends	$71	$1,619	$830	$2,470	$385	$1,474	$126
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	0	26	14	17	10	4	1
Administrative and other charges	0	2	1	1	1	0	0
Total expenses	0	28	15	18	11	4	1
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	1	2	0	0
Administrative and other charges	0	0	0	0	1	0	0
Total expenses	0	0	0	1	3	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	2	64	29	69	51	24	6
Administrative and other charges	1	22	10	24	18	9	2
Total expenses	3	86	39	93	69	33	8
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	3	114	54	112	83	37	9
Net investment income (loss)	68	1,505	776	2,358	302	1,437	117
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(52)	12	(532)	(99)	40	(277)	2
Realized gain distributions	0	0	0	516	2,055	96	0
Net realized gain (loss) on investments	(52)	12	(532)	417	2,095	(181)	2
Unrealized appreciation (depreciation)	(466)	(1,454)	(808)	(2,652)	(2,834)	(2,096)	(114)
Net increase (decrease) in net assets from operations	$(450)	$63	$(564)	$123	$(437)	$(840)	$5

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets

For the years ended December 31, 2015 and 2014

(In thousands)	Subaccounts Investing In:
	VIP – Government Money Market (b)		VIP – Government Money Market Investor Class (b)		VIP – High Income		VIP – High Income Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$(198)	$(240)	$(121)	$(136)	$497	$510	$2,464	$2,205
Net realized gain (loss) on investments	0	0	0	0	(1,182)	(397)	66	565
Unrealized appreciation (depreciation)	0	0	0	0	342	(22)	(3,951)	(2,056)
Net increase (decrease) in net assets from operations	(198)	(240)	(121)	(136)	(343)	91	(1,421)	714
Contract Transactions:
Payments received from contract owners	0	128	97,388	100,995	0	58	1,833	1,941
Transfers between sub-accounts and the fixed account, net	9,545	2,682	(59,928)	(79,078)	(987)	(1,257)	(656)	(8,342)
Contract benefits	(613)	(532)	(6,848)	(3,778)	(299)	(299)	0	0
Contract terminations	(13,989)	(7,482)	(28,124)	(22,861)	(510)	(590)	(2,086)	(1,818)
Contract maintenance charges	(7)	(7)	0	0	(1)	(2)	0	0
Other transfers (to) from EFILI, net	134	(102)	1	(2)	(35)	2	1	(1)
Net increase (decrease) in net assets from contract transactions	(4,930)	(5,313)	2,489	(4,724)	(1,832)	(2,088)	(908)	(8,220)
Total increase (decrease) in net assets	(5,128)	(5,553)	2,368	(4,860)	(2,175)	(1,997)	(2,329)	(7,506)
Net Assets:
Beginning of period	27,814	33,367	67,310	72,170	10,302	12,299	38,611	46,117
End of period	$22,686	$27,814	$69,678	$67,310	$8,127	$10,302	$36,282	$38,611
(In thousands)	Subaccounts Investing In:
	VIP – Equity-Income		VIP – Equity-Income Investor Class		VIP – Growth		VIP – Growth Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$1,062	$1,040	$956	$842	$(247)	$(287)	$0	$(11)
Net realized gain (loss) on investments	4,423	1,056	3,154	1,355	2,578	1,099	2,112	1,027
Unrealized appreciation (depreciation)	(7,723)	1,950	(5,499)	210	377	3,653	(855)	633
Net increase (decrease) in net assets from operations	(2,238)	4,046	(1,389)	2,407	2,708	4,465	1,257	1,649
Contract Transactions:
Payments received from contract owners	5	49	1,109	1,266	2	69	377	347
Transfers between sub-accounts and the fixed account, net	(3,738)	(3,127)	(903)	339	(1,286)	(3,163)	928	3,519
Contract benefits	(1,022)	(1,053)	(21)	0	(833)	(513)	0	0
Contract terminations	(2,221)	(1,866)	(373)	(796)	(2,240)	(1,523)	(387)	(233)
Contract maintenance charges	(7)	(8)	0	0	(8)	(9)	0	0
Other transfers (to) from EFILI, net	(38)	(53)	0	(1)	(27)	(6)	(1)	0
Net increase (decrease) in net assets from contract transactions	(7,021)	(6,058)	(188)	808	(4,392)	(5,145)	917	3,633
Total increase (decrease) in net assets	(9,259)	(2,012)	(1,577)	3,215	(1,684)	(680)	2,174	5,282
Net Assets:
Beginning of period	52,521	54,533	32,602	29,387	44,567	45,247	18,762	13,480
End of period	$43,262	$52,521	$31,025	$32,602	$42,883	$44,567	$20,936	$18,762

(b)  Fund Name Change. See Note 1.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2015 and 2014

(In thousands)	Subaccounts Investing In:
	VIP – Overseas		VIP – Overseas, Class R (c)		VIP – Overseas, Investor Class (b)
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$60	$38	$(8)	$16	$221	$155
Net realized gain (loss) on investments	(69)	(211)	(639)	(30)	133	449
Unrealized appreciation (depreciation)	18	(538)	922	(291)	(93)	(1,945)
Net increase (decrease) in net assets from operations	9	(711)	275	(305)	261	(1,341)
Contract Transactions:
Payments received from contract owners	1	0	0	9	1,940	587
Transfers between sub-accounts and the fixed account, net	3,068	(822)	(3,160)	(195)	3,861	(1,197)
Contract benefits	(172)	(43)	(17)	(39)	0	0
Contract terminations	(372)	(224)	(90)	(78)	(393)	(687)
Contract maintenance charges	(2)	(2)	0	0	0	(1)
Other transfers (to) from EFILI, net	4	5	0	(3)	(2)	0
Net increase (decrease) in net assets from contract transactions	2,527	(1,086)	(3,267)	(306)	5,406	(1,298)
Total increase (decrease) in net assets	2,536	(1,797)	(2,992)	(611)	5,667	(2,639)
Net Assets:
Beginning of period	7,033	8,830	2,992	3,603	13,665	16,304
End of period	$9,569	$7,033	$0	$2,992	$19,332	$13,665

(In thousands)	Subaccounts Investing In:
	VIP – Investment Grade Bond		VIP – Investment Grade Bond Investor Class		VIP – Asset Manager		VIP – Asset Manager Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$390	$321	$1,128	$821	$227	$215	$327	$274
Net realized gain (loss) on investments	(40)	(22)	29	(79)	2,218	1,901	1,784	1,277
Unrealized appreciation (depreciation)	(664)	925	(1,638)	1,249	(2,599)	(394)	(2,210)	(536)
Net increase (decrease) in net assets from operations	(314)	1,224	(481)	1,991	(154)	1,722	(99)	1,015
Contract Transactions:
Payments received from contract owners	0	34	1,643	1,182	4	24	1,437	837
Transfers between sub-accounts and the fixed account, net	(795)	(387)	5,616	3,218	(565)	(1,429)	2,138	2,325
Contract benefits	(600)	(618)	0	0	(751)	(889)	0	0
Contract terminations	(721)	(1,134)	(1,665)	(1,615)	(1,369)	(1,838)	(1,126)	(733)
Contract maintenance charges	(3)	(3)	0	0	(5)	(5)	0	0
Other transfers (to) from EFILI, net	(106)	(18)	0	2	(106)	(440)	0	0
Net increase (decrease) in net assets from contract transactions	(2,225)	(2,126)	5,594	2,787	(2,792)	(4,577)	2,449	2,429
Total increase (decrease) in net assets	(2,539)	(902)	5,113	4,778	(2,946)	(2,855)	2,350	3,444
Net Assets:
Beginning of period	24,540	25,442	41,581	36,803	32,548	35,403	21,456	18,012
End of period	$22,001	$24,540	$46,694	$41,581	$29,602	$32,548	$23,806	$21,456

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2015 and 2014

(In thousands)	Subaccounts Investing In:
	VIP – Index 500		VIP – Asset Manager: Growth		VIP – Asset Manager: Growth Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$2,453	$1,631	$31	$17	$71	$47
Net realized gain (loss) on investments	5,843	4,482	138	228	156	176
Unrealized appreciation (depreciation)	(7,054)	8,857	(218)	227	(287)	29
Net increase (decrease) in net assets from operations	1,242	14,970	(49)	472	(60)	252
Contract Transactions:
Payments received from contract owners	4,092	2,895	0	34	967	155
Transfers between sub-accounts and the fixed account, net	9,718	15,898	(60)	(882)	1,047	838
Contract benefits	(805)	(926)	(178)	(128)	0	0
Contract terminations	(3,644)	(2,629)	(280)	(240)	(277)	(142)
Contract maintenance charges	(9)	(9)	(2)	(2)	0	0
Other transfers (to) from EFILI, net	12	6	17	20	(1)	0
Net increase (decrease) in net assets from contract transactions	9,364	15,235	(503)	(1,198)	1,736	851
Total increase (decrease) in net assets	10,606	30,205	(552)	(726)	1,676	1,103
Net Assets:
Beginning of period	141,224	111,019	8,681	9,407	5,618	4,515
End of period	$151,830	$141,224	$8,129	$8,681	$7,294	$5,618

(In thousands)	Subaccounts Investing In:
	VIP – Contrafund		VIP – Contrafund Investor Class		VIP – Balanced		VIP – Balanced Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$214	$145	$895	$732	$99	$97	$1,393	$1,040
Net realized gain (loss) on investments	13,721	5,577	12,740	5,256	552	1,745	6,537	17,151
Unrealized appreciation (depreciation)	(13,899)	6,198	(13,235)	4,939	(653)	(656)	(8,474)	(6,425)
Net increase (decrease) in net assets from operations	36	11,920	400	10,927	(2)	1,186	(544)	11,766
Contract Transactions:
Payments received from contract owners	0	292	3,157	2,428	0	2	7,833	3,698
Transfers between sub-accounts and the fixed account, net	(6,842)	(3,796)	4,990	7,785	350	852	18,892	16,785
Contract benefits	(1,803)	(1,489)	0	(22)	(376)	(345)	(191)	0
Contract terminations	(4,506)	(4,023)	(3,162)	(3,746)	(397)	(629)	(8,519)	(7,528)
Contract maintenance charges	(22)	(23)	0	0	(2)	(2)	0	0
Other transfers (to) from EFILI, net	79	(61)	1	1	(119)	(80)	4	(1)
Net increase (decrease) in net assets from contract transactions	(13,094)	(9,100)	4,986	6,446	(544)	(202)	18,019	12,954
Total increase (decrease) in net assets	(13,058)	2,820	5,386	17,373	(546)	984	17,475	24,720
Net Assets:
Beginning of period	116,160	113,340	108,381	91,008	14,226	13,242	144,595	119,875
End of period	$103,102	$116,160	$113,767	$108,381	$13,680	$14,226	$162,070	$144,595
Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2015 and 2014

(In thousands)	Subaccounts Investing In:
	VIP – Dynamic Capital Appreciation		VIP – Dynamic Capital Appreciation Investor Class		VIP – Growth & Income		VIP – Growth & Income Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$4	$(10)	$96	$30	$205	$167	$352	$289
Net realized gain (loss) on investments	343	310	1,244	722	1,362	419	1,874	689
Unrealized appreciation (depreciation)	(343)	(63)	(1,327)	244	(2,090)	1,057	(2,832)	563
Net increase (decrease) in net assets from operations	4	237	13	996	(523)	1,643	(606)	1,541
Contract Transactions:
Payments received from contract owners	0	173	523	171	0	20	1,578	1,680
Transfers between sub-accounts and the fixed account, net	1,585	534	1,063	4,257	(1,290)	86	(1,664)	3,660
Contract benefits	(149)	(23)	0	0	(488)	(523)	0	0
Contract terminations	(31)	(579)	(133)	(273)	(421)	(245)	(107)	(404)
Contract maintenance charges	(1)	(1)	0	0	(2)	(3)	0	0
Other transfers (to) from EFILI, net	1	3	1	0	(85)	(109)	0	0
Net increase (decrease) in net assets from contract transactions	1,405	107	1,454	4,155	(2,286)	(774)	(193)	4,936
Total increase (decrease) in net assets	1,409	344	1,467	5,151	(2,809)	869	(799)	6,477
Net Assets:
Beginning of period	2,924	2,580	13,254	8,103	18,492	17,623	19,283	12,806
End of period	$4,333	$2,924	$14,721	$13,254	$15,683	$18,492	$18,484	$19,283
(In thousands)	Subaccounts Investing In:
	VIP – Growth Opportunities		VIP – Growth Opportunities Investor Class		VIP – Mid Cap		VIP – Mid Cap Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$(64)	$(58)	$(5)	$(4)	$(117)	$(227)	$114	$(5)
Net realized gain (loss) on investments	2,306	633	2,541	1,191	4,519	1,962	5,485	1,677
Unrealized appreciation (depreciation)	(1,905)	374	(2,188)	(239)	(5,049)	314	(6,554)	752
Net increase (decrease) in net assets from operations	337	949	348	948	(647)	2,049	(955)	2,424
Contract Transactions:
Payments received from contract owners	0	9	648	318	0	71	874	826
Transfers between sub-accounts and the fixed account, net	3,721	(718)	10,604	(321)	(2,361)	(5,069)	3,082	1,234
Contract benefits	(222)	(166)	0	0	(731)	(791)	0	(4)
Contract terminations	(327)	(162)	(335)	(102)	(1,170)	(1,491)	(1,003)	(1,353)
Contract maintenance charges	(1)	(1)	0	0	(7)	(7)	0	0
Other transfers (to) from EFILI, net	18	(22)	(1)	0	(74)	29	(1)	0
Net increase (decrease) in net assets from contract transactions	3,189	(1,060)	10,916	(105)	(4,343)	(7,258)	2,952	703
Total increase (decrease) in net assets	3,526	(111)	11,264	843	(4,990)	(5,209)	1,997	3,127
Net Assets:
Beginning of period	9,406	9,517	9,184	8,341	35,963	41,172	43,398	40,271
End of period	$12,932	$9,406	$20,448	$9,184	$30,973	$35,963	$45,395	$43,398

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2015 and 2014

(In thousands)	Subaccounts Investing In:
	VIP – Value Strategies		VIP – Value Strategies Investor Class		VIP – Utilities		VIP – Utilities Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$14	$10	$88	$63	$25	$27	$127	$123
Net realized gain (loss) on investments	106	82	305	669	156	188	437	663
Unrealized appreciation (depreciation)	(284)	194	(674)	(227)	(458)	273	(1,424)	410
Net increase (decrease) in net assets from operations	(164)	286	(281)	505	(277)	488	(860)	1,196
Contract Transactions:
Payments received from contract owners	0	14	174	130	0	3	85	421
Transfers between sub-accounts and the fixed account, net	(358)	(604)	850	(1,097)	(931)	430	(2,356)	2,444
Contract benefits	(82)	(74)	0	0	(20)	(30)	0	0
Contract terminations	(96)	(126)	(73)	(563)	(243)	(62)	(162)	(49)
Contract maintenance charges	(1)	(1)	0	0	(1)	(1)	(1)	(1)
Other transfers (to) from EFILI, net	5	(6)	(1)	(1)	4	(34)	1	0
Net increase (decrease) in net assets from contract transactions	(532)	(797)	950	(1,531)	(1,191)	306	(2,433)	2,815
Total increase (decrease) in net assets	(696)	(511)	669	(1,026)	(1,468)	794	(3,293)	4,011
Net Assets:
Beginning of period	4,958	5,469	8,265	9,291	2,993	2,199	8,449	4,438
End of period	$4,262	$4,958	$8,934	$8,265	$1,525	$2,993	$5,156	$8,449
(In thousands)	Subaccounts Investing In:
	VIP – Technology		VIP – Technology Investor Class		VIP – Energy		VIP – Energy Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$(55)	$(55)	$(18)	$(19)	$14	$(6)	$110	$69
Net realized gain (loss) on investments	564	1,214	1,047	2,162	(166)	(155)	241	369
Unrealized appreciation (depreciation)	(51)	(453)	(131)	(738)	(898)	(759)	(2,591)	(2,065)
Net increase (decrease) in net assets from operations	458	706	898	1,405	(1,050)	(920)	(2,240)	(1,627)
Contract Transactions:
Payments received from contract owners	0	30	832	535	0	10	807	345
Transfers between sub-accounts and the fixed account, net	(1,141)	1,915	2,928	4,464	(109)	(1,165)	1,738	1,812
Contract benefits	(229)	(111)	0	(4)	(63)	(138)	0	0
Contract terminations	(89)	(220)	(188)	(71)	(304)	(536)	(64)	(99)
Contract maintenance charges	(1)	(1)	(5)	(1)	(6)	(5)	(10)	0
Other transfers (to) from EFILI, net	13	7	2	(1)	16	(13)	1	(1)
Net increase (decrease) in net assets from contract transactions	(1,447)	1,620	3,569	4,922	(466)	(1,847)	2,472	2,057
Total increase (decrease) in net assets	(989)	2,326	4,467	6,327	(1,516)	(2,767)	232	430
Net Assets:
Beginning of period	8,604	6,278	16,246	9,919	5,170	7,937	8,893	8,463
End of period	$7,615	$8,604	$20,713	$16,246	$3,654	$5,170	$9,125	$8,893

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2015 and 2014

(In thousands)	Subaccounts Investing In:
	VIP – Health Care		VIP – Health Care Investor Class		VIP – Financial Services		VIP – Financial Services Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$(223)	$(173)	$(139)	$(90)	$6	$4	$92	$72
Net realized gain (loss) on investments	6,470	3,794	14,372	8,178	(10)	153	357	315
Unrealized appreciation (depreciation)	(5,578)	2,058	(11,539)	4,291	(98)	8	(897)	327
Net increase (decrease) in net assets from operations	669	5,679	2,694	12,379	(102)	165	(448)	714
Contract Transactions:
Payments received from contract owners	0	44	2,988	1,531	0	5	176	155
Transfers between sub-accounts and the fixed account, net	(2,235)	2,500	3,710	10,056	7	(704)	2,742	754
Contract benefits	(416)	(473)	(48)	0	(23)	(126)	0	(4)
Contract terminations	(1,105)	(759)	(878)	(645)	(49)	(112)	(70)	(16)
Contract maintenance charges	(6)	(13)	(9)	(8)	(1)	(1)	(1)	0
Other transfers (to) from EFILI, net	20	17	3	2	0	0	0	(2)
Net increase (decrease) in net assets from contract transactions	(3,742)	1,316	5,766	10,936	(66)	(938)	2,847	887
Total increase (decrease) in net assets	(3,073)	6,995	8,460	23,315	(168)	(773)	2,399	1,601
Net Assets:
Beginning of period	24,728	17,733	59,142	35,827	1,886	2,659	7,834	6,233
End of period	$21,655	$24,728	$67,602	$59,142	$1,718	$1,886	$10,233	$7,834
(In thousands)	Subaccounts Investing In:
	VIP – Industrials		VIP – Industrials Investor Class		VIP – Consumer Discretionary		VIP – Consumer Discretionary Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$0	$0	$101	$105	$3	$(10)	$44	$18
Net realized gain (loss) on investments	531	365	1,911	2,044	266	354	964	1,123
Unrealized appreciation (depreciation)	(620)	(176)	(2,419)	(1,141)	(278)	(200)	(687)	(523)
Net increase (decrease) in net assets from operations	(89)	189	(407)	1,008	(9)	144	321	618
Contract Transactions:
Payments received from contract owners	0	2	115	296	0	2	602	236
Transfers between sub-accounts and the fixed account, net	(662)	(609)	(1,357)	(1,468)	3,016	(864)	6,786	(3,698)
Contract benefits	(17)	(23)	0	0	(53)	(25)	0	0
Contract terminations	(149)	(185)	(89)	(206)	(54)	(137)	(110)	(138)
Contract maintenance charges	(1)	(1)	0	(1)	(3)	0	(8)	(1)
Other transfers (to) from EFILI, net	4	3	0	2	23	8	(1)	1
Net increase (decrease) in net assets from contract transactions	(825)	(813)	(1,331)	(1,377)	2,929	(1,016)	7,269	(3,600)
Total increase (decrease) in net assets	(914)	(624)	(1,738)	(369)	2,920	(872)	7,590	(2,982)
Net Assets:
Beginning of period	3,736	4,360	16,984	17,353	2,065	2,937	7,746	10,728
End of period	$2,822	$3,736	$15,246	$16,984	$4,985	$2,065	$15,336	$7,746

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2015 and 2014

(In thousands)	Subaccounts Investing In:
	VIP – Real Estate		VIP – Real Estate Investor Class		VIP – Strategic Income		VIP – Strategic Income Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$47	$47	$329	$278	$137	$165	$1,724	$1,954
Net realized gain (loss) on investments	22	276	1,081	1,314	7	103	114	968
Unrealized appreciation (depreciation)	(16)	796	(881)	2,215	(316)	(38)	(3,032)	(777)
Net increase (decrease) in net assets from operations	53	1,119	529	3,807	(172)	230	(1,194)	2,145
Contract Transactions:
Payments received from contract owners	0	41	638	1,016	0	36	1,794	2,646
Transfers between sub-accounts and the fixed account, net	(261)	115	(595)	3,638	(135)	(704)	(1,555)	1,131
Contract benefits	(69)	(70)	0	0	(140)	(215)	0	(9)
Contract terminations	(132)	(193)	(298)	(337)	(465)	(213)	(3,678)	(2,758)
Contract maintenance charges	(1)	(1)	0	0	(2)	(2)	0	0
Other transfers (to) from EFILI, net	(40)	14	1	(1)	9	(20)	1	(2)
Net increase (decrease) in net assets from contract transactions	(503)	(94)	(254)	4,316	(733)	(1,118)	(3,438)	1,008
Total increase (decrease) in net assets	(450)	1,025	275	8,123	(905)	(888)	(4,632)	3,153
Net Assets:
Beginning of period	5,144	4,119	19,888	11,765	7,744	8,632	69,448	66,295
End of period	$4,694	$5,144	$20,163	$19,888	$6,839	$7,744	$64,816	$69,448

(In thousands)	Subaccounts Investing In:
	VIP – Growth Strategies (c)		VIP – Growth Strategies Investor Class (c)		VIP – International Capital Appreciation (a)	VIP – International Capital Appreciation, Class R (c)		VIP – International Capital Appreciation, Investor Class (b)
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$(2)	$(5)	$(1)	$(2)	$1	$(2)	$(9)	$75	$21
Net realized gain (loss) on investments	142	41	377	120	(6)	71	50	208	197
Unrealized appreciation (depreciation)	(95)	32	(233)	69	(66)	31	(2)	(85)	(37)
Net increase (decrease) in net assets from operations	45	68	143	187	(71)	100	39	198	181
Contract Transactions:
Payments received from contract owners	0	0	20	11	0	0	19	702	775
Transfers between sub-accounts and the fixed account, net	(636)	(110)	(1,963)	384	2,036	(1,801)	496	3,395	3,090
Contract benefits	(3)	(10)	0	0	(11)	(33)	(52)	0	(5)
Contract terminations	0	(10)	(2)	(51)	(51)	(1)	(44)	(153)	(53)
Contract maintenance charges	0	0	0	0	0	0	0	0	0
Other transfers (to) from EFILI, net	0	1	0	0	1	1	(16)	0	(1)
Net increase (decrease) in net assets from contract transactions	(639)	(129)	(1,945)	344	1,975	(1,834)	403	3,944	3,806
Total increase (decrease) in net assets	(594)	(61)	(1,802)	531	1,904	(1,734)	442	4,142	3,987
Net Assets:
Beginning of period	594	655	1,802	1,271	0	1,734	1,292	10,270	6,283
End of period	$0	$594	$0	$1,802	$1,904	$0	$1,734	$14,412	$10,270

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2015 and 2014

(In thousands)	Subaccounts Investing In:
	VIP – Value Leaders (c)		VIP – Value Leaders Investor Class (c)		VIP – Value		VIP – Value Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$9	$2	$40	$23	$12	$15	$134	$106
Net realized gain (loss) on investments	11	20	260	92	453	143	1,880	549
Unrealized appreciation (depreciation)	4	36	(182)	149	(517)	83	(2,283)	217
Net increase (decrease) in net assets from operations	24	58	118	264	(52)	241	(269)	872
Contract Transactions:
Payments received from contract owners	0	14	3	1	0	0	484	136
Transfers between sub-accounts and the fixed account, net	(534)	(127)	(2,589)	(66)	23	784	2,439	2,103
Contract benefits	(4)	(9)	0	0	(47)	(29)	0	0
Contract terminations	0	(24)	(1)	(109)	(74)	(92)	(140)	(238)
Contract maintenance charges	0	0	0	0	(1)	(1)	0	0
Other transfers (to) from EFILI, net	(1)	0	(1)	(2)	(16)	4	(2)	(1)
Net increase (decrease) in net assets from contract transactions	(539)	(146)	(2,588)	(176)	(115)	666	2,781	2,000
Total increase (decrease) in net assets	(515)	(88)	(2,470)	88	(167)	907	2,512	2,872
Net Assets:
Beginning of period	515	603	2,470	2,382	2,710	1,803	9,478	6,606
End of period	$0	$515	$0	$2,470	$2,543	$2,710	$11,990	$9,478
(In thousands)	Subaccounts Investing In:
	VIP – Growth Stock (c)		VIP – Growth Stock Investor Class (c)		VIP – Freedom Income		VIP – Freedom Income Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$(1)	$3	$15	$45	$9	$24	$47	$53
Net realized gain (loss) on investments	278	332	881	1,097	87	45	63	103
Unrealized appreciation (depreciation)	(84)	(65)	(312)	(285)	(110)	34	(145)	(4)
Net increase (decrease) in net assets from operations	193	270	584	857	(14)	103	(35)	152
Contract Transactions:
Payments received from contract owners	0	0	209	445	0	0	173	141
Transfers between sub-accounts and the fixed account, net	(3,195)	1,783	(9,531)	1,694	(2,424)	(117)	(709)	486
Contract benefits	(98)	(96)	0	0	0	0	0	0
Contract terminations	(11)	(61)	(17)	(135)	(33)	(120)	(263)	(902)
Contract maintenance charges	0	0	0	0	0	0	0	0
Other transfers (to) from EFILI, net	0	(48)	0	1	0	(1)	(1)	(2)
Net increase (decrease) in net assets from contract transactions	(3,304)	1,578	(9,339)	2,005	(2,457)	(238)	(800)	(277)
Total increase (decrease) in net assets	(3,111)	1,848	(8,755)	2,862	(2,471)	(135)	(835)	(125)
Net Assets:
Beginning of period	3,111	1,263	8,755	5,893	3,473	3,608	4,063	4,188
End of period	$0	$3,111	$0	$8,755	$1,002	$3,473	$3,228	$4,063

(c)  Fund Closed. See Note 1.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2015 and 2014

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2005		VIP – Freedom 2005 Investor Class		VIP – Freedom 2010		VIP – Freedom 2010 Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$3	$6	$47	$36	$12	$8	$89	$86
Net realized gain (loss) on investments	7	13	38	120	9	76	74	192
Unrealized appreciation (depreciation)	(16)	(2)	(106)	(43)	(34)	(22)	(206)	10
Net increase (decrease) in net assets from operations	(6)	17	(21)	113	(13)	62	(43)	288
Contract Transactions:
Payments received from contract owners	0	0	26	135	0	1	1	52
Transfers between sub-accounts and the fixed account, net	(228)	173	261	42	(34)	(277)	(607)	(100)
Contract benefits	0	0	0	(17)	0	(100)	0	0
Contract terminations	(39)	(24)	(25)	(392)	(59)	(215)	(93)	(539)
Contract maintenance charges	0	0	0	0	(1)	(1)	0	0
Other transfers (to) from EFILI, net	0	1	(2)	(1)	1	1	0	(1)
Net increase (decrease) in net assets from contract transactions	(267)	150	260	(233)	(93)	(591)	(699)	(588)
Total increase (decrease) in net assets	(273)	167	239	(120)	(106)	(529)	(742)	(300)
Net Assets:
Beginning of period	657	490	2,595	2,715	1,317	1,846	6,373	6,673
End of period	$384	$657	$2,834	$2,595	$1,211	$1,317	$5,631	$6,373
(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2015		VIP – Freedom 2015 Investor Class		VIP – Freedom 2020		VIP – Freedom 2020 Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$32	$27	$114	$124	$30	$21	$327	$286
Net realized gain (loss) on investments	45	163	277	226	29	99	334	712
Unrealized appreciation (depreciation)	(110)	(47)	(445)	16	(93)	(3)	(763)	(170)
Net increase (decrease) in net assets from operations	(33)	143	(54)	366	(34)	117	(102)	828
Contract Transactions:
Payments received from contract owners	0	4	240	101	0	6	1,515	822
Transfers between sub-accounts and the fixed account, net	(193)	(276)	(1,456)	122	81	(188)	(1,041)	512
Contract benefits	(49)	(3)	0	(11)	0	0	0	0
Contract terminations	(80)	(193)	(162)	(314)	(65)	(54)	(444)	(564)
Contract maintenance charges	(1)	(1)	0	0	(1)	(1)	0	0
Other transfers (to) from EFILI, net	1	1	0	1	1	0	0	0
Net increase (decrease) in net assets from contract transactions	(322)	(468)	(1,378)	(101)	16	(237)	30	770
Total increase (decrease) in net assets	(355)	(325)	(1,432)	265	(18)	(120)	(72)	1,598
Net Assets:
Beginning of period	3,407	3,732	8,580	8,315	2,806	2,926	20,070	18,472
End of period	$3,052	$3,407	$7,148	$8,580	$2,788	$2,806	$19,998	$20,070

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2015 and 2014

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2025		VIP – Freedom 2025 Investor Class		VIP – Freedom 2030		VIP – Freedom 2030 Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$11	$11	$162	$142	$10	$8	$146	$121
Net realized gain (loss) on investments	43	37	649	220	12	70	346	237
Unrealized appreciation (depreciation)	(62)	2	(886)	56	(39)	(18)	(554)	40
Net increase (decrease) in net assets from operations	(8)	50	(75)	418	(17)	60	(62)	398
Contract Transactions:
Payments received from contract owners	0	9	249	229	0	0	745	338
Transfers between sub-accounts and the fixed account, net	(36)	60	(94)	2,048	26	(279)	(229)	1,040
Contract benefits	(7)	(4)	0	0	(2)	(10)	0	0
Contract terminations	(119)	(13)	(251)	(63)	(35)	(59)	(233)	(146)
Contract maintenance charges	0	0	0	0	0	0	0	0
Other transfers (to) from EFILI, net	(1)	1	0	(2)	0	0	2	4
Net increase (decrease) in net assets from contract transactions	(163)	53	(96)	2,212	(11)	(348)	285	1,236
Total increase (decrease) in net assets	(171)	103	(171)	2,630	(28)	(288)	223	1,634
Net Assets:
Beginning of period	1,280	1,177	10,257	7,627	1,135	1,423	9,900	8,266
End of period	$1,109	$1,280	$10,086	$10,257	$1,107	$1,135	$10,123	$9,900

(In thousands)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I		VIP – Freedom Lifetime Income II		VIP – Freedom Lifetime Income III		VIP – Disciplined Small Cap		VIP – Disciplined Small Cap Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$30	$25	$10	$10	$34	$21	$(4)	$(12)	$59	$21
Net realized gain (loss) on investments	23	57	3	6	12	27	7	308	414	2,038
Unrealized appreciation (depreciation)	(71)	7	(19)	16	(49)	3	(90)	(283)	(962)	(1,435)
Net increase (decrease) in net assets from operations	(18)	89	(6)	32	(3)	51	(87)	13	(489)	624
Contract Transactions:
Payments received from contract owners	0	0	0	0	0	0	0	17	708	750
Transfers between sub-accounts and the fixed account, net	0	0	0	223	635	568	423	(1,207)	2,096	(1,870)
Contract benefits	(153)	(153)	(61)	(50)	(91)	(68)	(21)	(20)	0	(4)
Contract terminations	0	0	0	0	0	0	(41)	(354)	(271)	(379)
Contract maintenance charges	0	0	0	0	0	0	0	0	0	0
Other transfers (to) from EFILI, net	(42)	14	8	6	4	6	(6)	(1)	0	0
Net increase (decrease) in net assets from contract transactions	(195)	(139)	(53)	179	548	506	355	(1,565)	2,533	(1,503)
Total increase (decrease) in net assets	(213)	(50)	(59)	211	545	557	268	(1,552)	2,044	(879)
Net Assets:
Beginning of period	2,221	2,271	780	569	1,662	1,105	1,502	3,054	14,331	15,210
End of period	$2,008	$2,221	$721	$780	$2,207	$1,662	$1,770	$1,502	$16,375	$14,331
Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2015 and 2014

(In thousands)	Subaccounts Investing In:
	VIP – FundsManager 20%		VIP – FundsManager 50%		VIP – FundsManager 60%		VIP – FundsManager 70%
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$617	$705	$936	$897	$514	$676	$538	$653
Net realized gain (loss) on investments	2,748	1,649	5,607	3,365	15,451	10,693	3,465	3,800
Unrealized appreciation (depreciation)	(3,551)	299	(6,726)	642	(16,517)	(4,167)	(3,917)	(647)
Net increase (decrease) in net assets from operations	(186)	2,653	(183)	4,904	(552)	7,202	86	3,806
Contract Transactions:
Payments received from contract owners	878	2,282	3,604	3,248	2,184	3,517	2,153	2,975
Transfers between sub-accounts and the fixed account, net	199	2,847	4,726	5,762	12,586	3,259	4,553	490
Contract benefits	(130)	(190)	(727)	(648)	(546)	(302)	(353)	(348)
Contract terminations	(5,083)	(4,600)	(3,904)	(4,319)	(13,780)	(11,745)	(3,171)	(5,897)
Contract maintenance charges	(2)	(2)	(2)	(2)	(3)	(3)	(1)	(1)
Other transfers (to) from EFILI, net	19	16	25	94	23	14	54	(59)
Net increase (decrease) in net assets from contract transactions	(4,119)	353	3,722	4,135	464	(5,260)	3,235	(2,840)
Total increase (decrease) in net assets	(4,305)	3,006	3,539	9,039	(88)	1,942	3,321	966
Net Assets:
Beginning of period	70,950	67,944	109,141	100,102	162,728	160,786	78,430	77,464
End of period	$66,645	$70,950	$112,680	$109,141	$162,640	$162,728	$81,751	$78,430
(In thousands)	Subaccounts Investing In:
	VIP – FundsManager 85%		VIP – Consumer Staples		VIP – Consumer Staples Investor Class		VIP – Materials
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$399	$219	$18	$9	$236	$169	$4	$2
Net realized gain (loss) on investments	1,812	1,249	237	172	1,780	1,133	90	86
Unrealized appreciation (depreciation)	(2,254)	4	(82)	19	(452)	529	(191)	(99)
Net increase (decrease) in net assets from operations	(43)	1,472	173	200	1,564	1,831	(97)	(11)
Contract Transactions:
Payments received from contract owners	1,399	827	0	1	728	332	0	0
Transfers between sub-accounts and the fixed account, net	1,931	4,270	658	(443)	2,115	13	(343)	(148)
Contract benefits	(154)	(157)	(47)	(43)	0	0	(2)	(2)
Contract terminations	(815)	(1,697)	(91)	(7)	(515)	(151)	(19)	(33)
Contract maintenance charges	(1)	(1)	0	0	0	0	0	0
Other transfers (to) from EFILI, net	6	6	11	5	(1)	(1)	1	1
Net increase (decrease) in net assets from contract transactions	2,366	3,248	531	(487)	2,327	193	(363)	(182)
Total increase (decrease) in net assets	2,323	4,720	704	(287)	3,891	2,024	(460)	(193)
Net Assets:
Beginning of period	31,583	26,863	1,694	1,981	15,414	13,390	1,241	1,434
End of period	$33,906	$31,583	$2,398	$1,694	$19,305	$15,414	$781	$1,241

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2015 and 2014

(In thousands)	Subaccounts Investing In:
	VIP – Materials Investor Class		VIP – Telecommunications		VIP – Telecommunications Investor Class		VIP – Emerging Markets (a)	VIP – Emerging Markets Class R (c)
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/15	12/31/14
Operations:
Net investment income (loss)	$59	$49	$3	$17	$27	$69	$0	$(1)	$(3)
Net realized gain (loss) on investments	546	448	11	23	16	58	(6)	(40)	(30)
Unrealized appreciation (depreciation)	(1,115)	(567)	(11)	(18)	(8)	(56)	(57)	60	13
Net increase (decrease) in net assets from operations	(510)	(70)	3	22	35	71	(63)	19	(20)
Contract Transactions:
Payments received from contract owners	38	43	0	0	37	36	0	0	10
Transfers between sub-accounts and the fixed account, net	(1,106)	1,067	162	183	624	68	435	(445)	(40)
Contract benefits	0	(4)	(1)	(2)	0	0	(1)	(1)	(13)
Contract terminations	(52)	(94)	(46)	(2)	(42)	(42)	(31)	(1)	(14)
Contract maintenance charges	(2)	(1)	0	0	0	0	0	0	0
Other transfers (to) from EFILI, net	0	2	1	0	1	0	0	(1)	2
Net increase (decrease) in net assets from contract transactions	(1,122)	1,013	116	179	620	62	403	(448)	(55)
Total increase (decrease) in net assets	(1,632)	943	119	201	655	133	340	(429)	(75)
Net Assets:
Beginning of period	6,538	5,595	575	374	1,993	1,860	0	429	504
End of period	$4,906	$6,538	$694	$575	$2,648	$1,993	$340	$0	$429

(In thousands)	Subaccounts Investing In:
	VIP – Emerging Markets Investor Class (b)		VIP – Floating Rate High Income (a)		VIP – Floating Rate High Income Investor Class (a)		UIF – Emerging Markets Equity		UIF – Emerging Markets Debt
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$9	$4	$6	$1	$490	$396	$23	$(11)	$706	$848
Net realized gain (loss) on investments	(15)	35	(1)	0	(111)	(21)	(499)	(791)	(290)	(85)
Unrealized appreciation (depreciation)	(339)	8	(10)	(3)	(306)	(619)	(287)	355	(562)	(284)
Net increase (decrease) in net assets from operations	(345)	47	(5)	(2)	73	(244)	(763)	(447)	(146)	479
Contract Transactions:
Payments received from contract owners	152	146	0	25	1,797	3,945	68	105	112	192
Transfers between sub-accounts and the fixed account, net	248	193	109	71	(9,587)	17,037	(1,039)	(1,247)	(2,086)	(2,969)
Contract benefits	0	0	(4)	(1)	0	0	(39)	(56)	(18)	(23)
Contract terminations	(16)	(107)	(2)	(3)	(93)	0	(224)	(240)	(550)	(969)
Contract maintenance charges	0	0	0	0	0	0	(1)	(1)	0	0
Other transfers (to) from EFILI, net	0	(2)	1	0	1	(2)	5	(10)	0	(2)
Net increase (decrease) in net assets from contract transactions	384	230	104	92	(7,882)	20,980	(1,230)	(1,449)	(2,542)	(3,771)
Total increase (decrease) in net assets	39	277	99	90	(7,809)	20,736	(1,993)	(1,896)	(2,688)	(3,292)
Net Assets:
Beginning of period	2,725	2,448	90	0	20,736	0	7,783	9,679	14,915	18,207
End of period	$2,764	$2,725	$189	$90	$12,927	$20,736	$5,790	$7,783	$12,227	$14,915

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2015 and 2014

(In thousands)	Subaccounts Investing In:
	UIF – Global Strategist (b)		Invesco – Van Kampen Global Core Equity		WFAF – Advantage VT Discovery
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$75	$32	$31	$51	$(30)	$(32)
Net realized gain (loss) on investments	(7)	537	253	164	547	519
Unrealized appreciation (depreciation)	(412)	(488)	(363)	(194)	(578)	(519)
Net increase (decrease) in net assets from operations	(344)	81	(79)	21	(61)	(32)
Contract Transactions:
Payments received from contract owners	46	596	37	26	0	0
Transfers between sub-accounts and the fixed account, net	(1,518)	1,958	84	(441)	(228)	(152)
Contract benefits	(25)	(55)	(24)	(33)	(84)	(52)
Contract terminations	(110)	(194)	(56)	(12)	(91)	(193)
Contract maintenance charges	0	0	0	0	(1)	(1)
Other transfers (to) from EFILI, net	0	0	2	4	(2)	6
Net increase (decrease) in net assets from contract transactions	(1,607)	2,305	43	(456)	(406)	(392)
Total increase (decrease) in net asset	(1,951)	2,386	(36)	(435)	(467)	(424)
Net Assets:
Beginning of period	6,972	4,586	3,202	3,637	3,738	4,162
End of period	$5,021	$6,972	$3,166	$3,202	$3,271	$3,738

(In thousands)	Subaccounts Investing In:
	WFAF – Advantage VT Opportunity		Lazard – Retirement Emerging Markets
	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$(11)	$(13)	$113	$234
Net realized gain (loss) on investments	168	(2)	(655)	(148)
Unrealized appreciation (depreciation)	(219)	168	(1,922)	(1,031)
Net increase (decrease) in net assets from operations	(62)	153	(2,464)	(945)
Contract Transactions:
Payments received from contract owners	0	0	296	413
Transfers between sub-accounts and the fixed account, net	(32)	(128)	(2,125)	(645)
Contract benefits	(42)	(28)	(21)	(35)
Contract terminations	(40)	(53)	(228)	(256)
Contract maintenance charges	0	(1)	(1)	(1)
Other transfers (to) from EFILI, net	5	6	0	5
Net increase (decrease) in net assets from contract transactions	(109)	(204)	(2,079)	(519)
Total increase (decrease) in net assets	(171)	(51)	(4,543)	(1,464)
Net Assets:
Beginning of period	1,672	1,723	13,470	14,934
End of period	$1,501	$1,672	$8,927	$13,470

(b)  Fund Name Change. See Note 1.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2015 and 2014

(In thousands)	Subaccounts Investing In:
	PVIT – Commodity Real Return		PVIT – Low Duration		PVIT – Real Return		PVIT – Total Return
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$68	$4	$1,505	$493	$776	$332	$2,358	$1,088
Net realized gain (loss) on investments	(52)	(50)	12	227	(532)	(573)	417	(181)
Unrealized appreciation (depreciation)	(466)	(370)	(1,454)	(331)	(808)	1,123	(2,652)	1,357
Net increase (decrease) in net assets from operations	(450)	(416)	63	389	(564)	882	123	2,264
Contract Transactions:
Payments received from contract owners	56	33	2,257	823	263	345	663	776
Transfers between sub-accounts and the fixed account, net	(42)	240	(3,382)	(7,430)	(3,988)	(5,552)	(694)	(9,748)
Contract benefits	0	0	(103)	(8)	(3)	(9)	(12)	(20)
Contract terminations	(122)	(123)	(4,039)	(2,881)	(1,575)	(1,082)	(4,022)	(3,079)
Contract maintenance charges	0	0	(1)	(1)	0	0	0	0
Other transfers (to) from EFILI, net	3	(1)	0	0	1	(1)	5	5
Net increase (decrease) in net assets from contract transactions	(105)	149	(5,268)	(9,497)	(5,302)	(6,299)	(4,060)	(12,066)
Total increase (decrease) in net assets	(555)	(267)	(5,205)	(9,108)	(5,866)	(5,417)	(3,937)	(9,802)
Net Assets:
Beginning of period	1,807	2,074	51,190	60,298	25,019	30,436	52,349	62,151
End of period	$1,252	$1,807	$45,985	$51,190	$19,153	$25,019	$48,412	$52,349

(In thousands)	Subaccounts Investing In:
	Blackrock – Global Allocation V.I.		FTVIP – Templeton Global Bond (b)		FTVIP – Franklin U.S. Gov't Securities (b)
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$302	$705	$1,437	$884	$117	$82
Net realized gain (loss) on investments	2,095	3,528	(181)	(8)	2	(13)
Unrealized appreciation (depreciation)	(2,834)	(3,631)	(2,096)	(640)	(114)	39
Net increase (decrease) in net assets from operations	(437)	602	(840)	236	5	108
Contract Transactions:
Payments received from contract owners	1,360	3,194	248	1,426	143	54
Transfers between sub-accounts and the fixed account, net	1,512	593	(3,346)	1,915	2,415	892
Contract benefits	(21)	(21)	(2)	(1)	0	0
Contract terminations	(1,755)	(391)	(618)	(314)	(68)	(160)
Contract maintenance charges	0	0	0	0	0	0
Other transfers (to) from EFILI, net	1	(2)	(1)	(1)	0	1
Net increase (decrease) in net assets from contract transactions	1,097	3,373	(3,719)	3,025	2,490	787
Total increase (decrease) in net assets	660	3,975	(4,559)	3,261	2,495	895
Net Assets:
Beginning of period	37,821	33,846	20,057	16,796	4,093	3,198
End of period	$38,481	$37,821	$15,498	$20,057	$6,588	$4,093

(b)  Fund Name Change. See Note 1.

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

1. Organization

Empire Fidelity Investments Variable Annuity Account A (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Empire Fidelity Investments Life Insurance Company ("EFILI"), a wholly-owned subsidiary of Fidelity Investments Life Insurance Company ("FILI") which is a wholly-owned subsidiary of FMR LLC, on July 15, 1991 and exists in accordance with the regulations of the New York State Department of Financial Services ("Insurance Department"). The Account is a funding vehicle of individual Fidelity Retirement Reserves, Fidelity Personal Retirement, Fidelity Income Advantage, Fidelity Freedom Lifetime Income and Fidelity Growth and Guaranteed Income variable annuity contracts. Fidelity Retirement Reserves, Fidelity Growth and Guaranteed Income, which offered a guaranteed minimum withdrawal benefit, and Fidelity Income Advantage were closed to new business. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of EFILI. The Account cannot be charged with liabilities arising out of any other business of EFILI.

Each subaccount invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

Fund Groups

Fidelity Variable Insurance Product Funds ("VIP")

Fidelity Variable Insurance Product Funds (Investor Class) ("VIP Investor Class")

The Universal Institutional Funds ("UIF")

Wells Fargo Advantage Variable Trust Funds ("WFAF")

Lazard Retirement Series, Inc. ("Lazard")

PIMCO Variable Insurance Trust Funds ("PVIT")

Invesco Advisers, Inc. (Invesco)

Franklin Templeton Variable Insurance Products Trust Funds ("FTVIP")

Blackrock Variable Series Funds ("Blackrock")

During 2014 the following underlying funds were added and commenced operations effective April 30, 2014:

VIP - Floating Rate High Income

VIP - Floating Rate High Income Investor Class

During 2015, the following underlying funds were renamed:

Old Name

VIP - Money Market

VIP - Money Market Investor Class

UIF - Global Tactical Asset Allocation

New Name

VIP - Government Money Market

VIP - Government Money Market Investor Class

UIF - Global Strategist

During 2014, the following underlying funds were renamed:

Old Name

FTVIP Global Bond Securities

FTVIP U.S. Government

New Name

Templeton Global Bond VIP Fund

Franklin U.S. Government Securities VIP Fund

Effective April 24, 2015, the VIP Growth Stock, VIP Growth Stock Investor Class, VIP Growth Strategies, VIP Growth Strategies Investor Class, VIP Value Leaders, and VIP Value Leaders Investor Class were merged into the VIP Growth Opportunities, VIP Growth Opportunities Investor Class, VIP Mid Cap, VIP Mid Cap Investor Class, VIP Value, and VIP Value Investor Class funds respectively. Any policyholders with remaining shares in the funds were transferred to the successor funds.

Effective April 30, 2015, the VIP Emerging Markets Class R, VIP International Capital Appreciation Class R, and VIP Overseas Class R funds eliminated the redemption fee. Any policyholders with remaining shares in the funds were transferred to the VIP Emerging Markets, VIP International Capital Appreciation, and VIP Overseas funds respectively.

Effective April 30, 2015, the VIP Emerging Markets Class R Investor Class, VIP International Capital Appreciation Class R Investor Class, and VIP Overseas Class R Investor Class funds eliminated the redemption fee.

Effective December 1, 2015, VIP Money Market and VIP Money Market Investor Class transitioned to a government money market fund and changed their names to the VIP Government Money Market and VIP Government Money Market Investor Class respectively.

As of December 31, 2015, the net assets and units of Fidelity Retirement Reserve contracts that have annuitized were $18,237,000 and 597,000 respectively.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The Financial Accounting Standards Board ("FASB") established the FASB Accounting Standards Codification ("the Codification") as the source of authoritative GAAP. All guidance contained in the Codification carries an equal level of authority.

Investments

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Receivable from/Payable to EFILI

Receivable from/payable to EFILI represents adjustments for contract guarantees which are the responsibility of EFILI.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of EFILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the "Code").

Under the current provisions of the Code, EFILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. EFILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by EFILI when the difference reverses. As such, no charge is being made currently to the Account for federal income taxes. EFILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the Code, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the Code. EFILI believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Estimates

The preparation of the Financial Statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Fair Value Measurements

The Financial Accounting Standards Board issued guidance on fair value measurements that establishes a framework for measuring fair value under U.S. GAAP and disclosures about fair value measurements. The definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable market price existed (an exit price). In addition, the guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2, and 3").

The Account carries investments which are made by the subaccounts in their corresponding mutual funds at fair value in the financial statements. The mutual funds are valued at the reported net asset values of such portfolios. The Account categorized the financial assets carried at fair value in the Statement of Assets and Liabilities based upon the guidance's three-level valuation hierarchy. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. The assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

•  Level 1 – Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market (e.g., active exchange-traded equities).

•  Level 2 – Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•  Level 3 – Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect judgments about the assumptions that a market participant would use in pricing the asset or liability, and are based on the best available information, some of which is internally developed.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

2. Significant Accounting Policies - continued

All subaccounts are invested in mutual funds whose value is based on the underlying net asset value of those funds. Open ended mutual funds in the subaccounts produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1. There were no transfers between Level 1 and Level 2 during 2015 or 2014. The Account had no Level 3 activity during 2015 and 2014.

3. Expenses and Related Party Transactions

EFILI deducts a daily charge, through a reduction in unit values, from the net assets of the Account for the assumption of mortality and expense risks and for administrative charges. EFILI also deducts an annual maintenance charge, through a redemption of units, for the Fidelity Retirement Reserves. The maintenance charge, which is waived on certain contracts, is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

EFILI previously offered Fidelity Retirement Reserves contract holders the opportunity to elect a death benefit rider. The rider allowed the contract holder to lock in their death benefit at the highest contract value at any contract anniversary date before the annuitant reached age 80. Effective January 1, 2003, the rider was no longer available to new contracts. For those contract holders who had elected the rider, EFILI continues to deduct a quarterly charge, through a redemption of units. There will be no charges made once the annuitants reach their 85th birthday. The death benefit rider is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

Effective September 7, 2010, the annual mortality and expense and administrative charge for certain contract holders in Personal Retirement is .20% and .05%, respectively. In addition, certain Personal Retirement contract holders are eligible for a lower annual mortality and expense and administration charge of .05% and .05%, respectively, with an initial purchase or contract value of $1 million or greater.

Effective January 1, 2009 through September 6, 2010, the annual mortality and expense and administrative charges for new contract holders in Fidelity Personal Retirement was .25% and .10%, respectively. The annual mortality and expense and administrative charge for contract holders in Fidelity Personal Retirement prior to January 1, 2009 was .20% and .05%, respectively.

Effective January 1, 2009, the annual mortality and expense and administrative charges for new contract holders in Fidelity Growth and Guaranteed Income is 1.00% and .25%, respectively for single annuitants and 1.15% and .25%, respectively for joint annuitants. The annual mortality and expense and administrative charge for contract holders in Fidelity Growth and Guaranteed Income prior to January 1, 2009 is .85% and .25%, respectively for single annuitants and 1.00% and .25%, respectively for joint annuitants.

The annual rates of mortality and expense risk fees, administrative expense fees, death benefit fees, and the maximum dollar amount of the contract fee for the year ended are displayed in the table below.

	Fidelity Retirement Reserves	Fidelity Income Advantage	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income	Fidelity Growth and Guaranteed Income
Variable Account Deductions:
Mortality and Expense Risk (Annual Rate)	0.75%	0.75%	0.05	% - 0.20%	0.50%	0.85	% - 1.15%
Administrative Expense (Annual Rate)	0.05%	0.25%	0.05%		0.10%	0.25%
Contract Deductions:
Death Benefit Fees (Annual Rate)	0.20%	—	—		—	—
Annual Maintenance Charge (Maximum)	$30	—	—		—	—

The following Underlying Funds impose a 1.0% redemption fee for interests held for less than 60 days:

VIP - Industrials

VIP - Industrials Investor Class

VIP - Utilities

VIP - Utilities Investor Class

VIP - Technology

VIP - Technology Investor Class

VIP - Energy

VIP - Energy Investor Class

VIP - Health Care

VIP - Health Care Investor Class

VIP - Consumer Discretionary

VIP - Consumer Discretionary Investor Class

VIP - Consumer Staples

VIP - Consumer Staples Investor Class

VIP - Materials

VIP - Materials Investor Class

VIP - Telecommunications

VIP - Telecommunications Investor Class

VIP - Financial Services

VIP - Financial Services Investor Class

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

3. Expenses and Related Party Transactions - continued

EFILI collects these fees on behalf of these VIP portfolios through a redemption of units, but the fees are retained by the portfolios, not by EFILI, and are part of the portfolios' assets. The redemption fee is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

The disclosures above include charges currently assessed to the contractholder. There are certain other additional charges, such as exchange charges and other taxes, which may be assessed in accordance with the terms of the contract in future periods.

The contracts are distributed through Fidelity Brokerage Services LLC ("FBS"), Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc. ("FIIS"), all of which are affiliated with FMR LLC. FBS, FIA and FIIS are the distributors, FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, Inc. ("FIIOC"), an affiliate of FMR LLC, is the transfer and shareholder servicing agent for the VIP portfolios.

Management fees are paid by certain funds to Fidelity Management & Research Company, an affiliate of FMR LLC, in its capacity as advisor to the VIP mutual fund portfolios. The total management fees, as a percentage of a fund's average net assets, for the year ended December 31, 2015 were 0.045% to 0.80% depending on the fund.

4. Investments

Purchases and Sales

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the year ended December 31, 2015:

	Purchases (000s)	Sales (000s)
VIP - Government Money Market (b)	$18,381	$23,503
VIP - Government Money Market Investor Class (b)	79,523	77,155
VIP - High Income	1,383	2,722
VIP - High Income Investor Class	12,727	11,172
VIP - Equity Income	6,286	7,594
VIP - Equity Income Investor Class	8,985	5,276
VIP - Growth	2,165	5,451
VIP - Growth Investor Class	6,682	5,204
VIP - Overseas	3,986	1,389
VIP - Overseas, Class R (c)	202	3,477
VIP - Overseas, Investor Class (b)	8,369	2,722
VIP - Investment Grade Bond	2,239	4,063
VIP - Investment Grade Bond Investor Class	14,181	7,425
VIP - Asset Manager	2,781	3,139
VIP - Asset Manager Investor Class	6,761	2,411
VIP - Index 500	32,113	20,219
VIP - Asset Manager: Growth	302	772
VIP - Asset Manager: Growth Investor Class	2,479	667
VIP - Contrafund	13,216	16,005
VIP - Contrafund Investor Class	27,059	11,433
VIP - Balanced	2,207	2,236
VIP - Balanced Investor Class	41,682	17,777
VIP - Dynamic Capital Appreciation	2,235	610
VIP - Dynamic Capital Appreciation Investor Class	5,532	3,237
VIP - Growth & Income	1,478	2,683
VIP - Growth & Income Investor Class	6,456	5,371
VIP - Growth Opportunities	7,315	2,928
VIP - Growth Opportunities Investor Class	15,418	2,599
VIP - Mid Cap	5,577	5,871
VIP - Mid Cap Investor Class	14,630	6,442
VIP - Value Strategies	551	1,066
VIP - Value Strategies Investor Class	3,261	2,216
VIP - Utilities	460	1,542
VIP - Utilities Investor Class	2,875	4,921
VIP - Technology	1,687	2,758
VIP - Technology Investor Class	8,214	3,729
VIP - Energy	1,668	1,972

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Energy Investor Class	$7,626	$4,765
VIP - Health Care	8,934	9,803
VIP - Heath Care Investor Class	33,879	20,120
VIP - Financial Services	794	854
VIP - Financial Services Investor Class	4,840	1,902
VIP - Industrials	461	972
VIP - Industrials Investor Class	3,921	3,683
VIP - Consumer Discretionary	4,077	928
VIP - Consumer Discretionary Investor Class	10,077	1,879
VIP - Real Estate	2,139	2,487
VIP - Real Estate Investor Class	8,434	7,913
VIP - Strategic Income	681	1,259
VIP - Strategic Income Investor Class	9,090	10,656
VIP - Growth Strategies (c)	337	907
VIP - Growth Strategies Investor Class (c)	1,487	3,238
VIP - International Capital Appreciation (a)	2,291	316
VIP - International Capital Appreciation, Class R (c)	283	2,119
VIP - International Capital Appreciation Investor Class (b)	5,649	1,630
VIP - Value Leaders (c)	52	581
VIP - Value Leaders Investor Class (c)	685	3,232
VIP - Value	1,216	922
VIP - Value Investor Class	7,021	2,436
VIP - Growth Stock (c)	449	3,447
VIP - Growth Stock Investor Class (c)	1,980	10,349
VIP - Freedom Income	125	2,572
VIP - Freedom Income Investor Class	1,192	1,940
VIP - Freedom 2005	8	272
VIP - Freedom 2005 Investor Class	631	317
VIP - Freedom 2010	37	115
VIP - Freedom 2010 Investor Class	312	909
VIP - Freedom 2015	77	350
VIP - Freedom 2015 Investor Class	1,305	2,546
VIP - Freedom 2020	220	163
VIP - Freedom 2020 Investor Class	4,077	3,657
VIP - Freedom 2025	138	283
VIP - Freedom 2025 Investor Class	3,165	3,063
VIP - Freedom 2030	126	121
VIP - Freedom 2030 Investor Class	1,786	1,310
VIP - Freedom Lifetime Income I	60	212
VIP - Freedom Lifetime Income II	23	65
VIP - Freedom Lifetime Income III	692	103
VIP - Disciplined Small Cap	772	419
VIP - Disciplined Small Cap Investor Class	5,840	3,216
VIP - Funds Manager 20%	10,462	11,782
VIP - Funds Manager 50%	20,904	12,597
VIP - Funds Manager 60%	33,112	20,778
VIP - Funds Manager 70%	14,235	8,596
VIP - Funds Manager 85%	8,717	4,738
VIP - Consumer Staples	1,242	562
VIP - Consumer Staples Investor Class	8,774	5,112
VIP - Materials	197	455
VIP - Materials Investor Class	1,626	2,156
VIP - Telecommunications	233	116
VIP - Telecommunications Investor Class	1,065	419
VIP - Emerging Markets (a)	6	454
VIP - Emerging Markets, Class R (c)	469	66
VIP - Emerging Markets Investor (b)	1,537	1,145

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Floating Rate High Income	$345	$235
VIP - Floating Rate High Income Investor Class	5,567	12,960
UIF - Emerging Markets Equity	703	1,911
UIF - Emerging Markets Debt	1,567	3,402
UIF - Global Strategist (b)	739	2,228
Invesco - Van Kampen Global Core Equity	1,046	854
WFAF - Advantage VT Discovery	647	544
WFAF - Advantage VT Opportunity	175	127
Lazard - Retirement Emerging Markets	2,014	3,949
PVIT - Commodity Real Return	316	355
PVIT - Low Duration	10,802	14,565
PVIT - Real Return Portfolio	2,328	6,855
PVIT - Total Return Portfolio	10,412	11,599
Blackrock - Global Allocation V.I.	8,568	5,114
FTVIP - Templeton Global Bond	2,917	5,102
FTVIP - Franklin U.S. Gov't Securities	4,151	1,545

(b)  Fund Name Change. See Note 1.

Shares, Aggregate Cost and Net Asset Value

The following table shows the number of shares owned, aggregate cost and net asset value per share of each portfolio at December 31, 2015:

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Government Money Market (b)	22,692	$22,692	$1.00
VIP - Government Money Market Investor Class (b)	69,679	69,679	1.00
VIP - High Income	1,641	19,115	4.95
VIP - High Income Investor Class	7,360	44,043	4.93
VIP - Equity Income	2,114	53,242	20.46
VIP - Equity Income Investor Class	1,522	37,097	20.38
VIP - Growth	652	34,340	65.75
VIP - Growth Investor Class	319	18,484	65.55
VIP - Overseas	501	12,034	19.08
VIP - Overseas, Investor Class (b)	1,016	21,808	19.02
VIP - Investment Grade Bond	1,778	24,100	12.37
VIP - Investment Grade Bond Investor Class	3,790	49,866	12.32
VIP - Asset Manager	1,878	31,881	15.76
VIP - Asset Manager Investor Class	1,518	24,782	15.68
VIP - Index 500	735	134,279	206.43
VIP - Asset Manager: Growth	430	7,363	18.91
VIP - Asset Manager Growth Investor Class	388	6,906	18.82
VIP - Contrafund	3,040	92,805	33.92
VIP - Contrafund Investor Class	3,369	109,998	33.77
VIP - Balanced	840	13,760	16.27
VIP - Balanced Investor Class	10,029	160,481	16.16
VIP - Dynamic Capital Appreciation	337	4,377	12.85
VIP - Dynamic Capital Appreciation Investor Class	1,147	14,933	12.83
VIP - Growth & Income	830	14,429	18.88
VIP - Growth & Income Investor Class	982	18,959	18.82
VIP - Growth Opportunities	407	12,195	31.75
VIP - Growth Opportunities Investor Class	647	21,454	31.60
VIP - Mid Cap	950	32,433	32.65
VIP - Mid Cap Investor Class	1,397	48,819	32.50
VIP - Value Strategies	293	4,213	14.54
VIP - Value Strategies Investor Class	617	8,853	14.47

(b)  Fund Name Change. See Note 1.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Utilities	117	$1,785	$13.18
VIP - Utilities Investor Class	393	6,119	13.11
VIP - Technology	639	7,768	11.91
VIP - Technology Investor Class	1,757	20,972	11.79
VIP - Energy	234	6,445	15.57
VIP - Energy Investor Class	587	14,105	15.55
VIP - Health Care	835	21,090	25.92
VIP - Heath Care Investor Class	2,627	67,857	25.73
VIP - Financial Services	176	2,391	9.74
VIP - Financial Services Investor Class	1,054	10,580	9.71
VIP - Industrials	139	2,781	20.25
VIP - Industrials Investor Class	757	16,151	20.15
VIP - Consumer Discretionary	279	5,093	17.88
VIP - Consumer Discretionary Investor Class	860	15,607	17.84
VIP - Real Estate	239	5,734	19.61
VIP - Real Estate Investor Class	1,033	20,880	19.52
VIP - Strategic Income	648	7,584	10.60
VIP - Strategic Income Investor Class	6,132	72,131	10.57
VIP - International Capital Appreciation (a)	143	1970	13.32
VIP - International Capital Appreciation Investor Class (b)	1,090	14,242	13.22
VIP - Value	190	2,909	13.36
VIP - Value Investor Class	898	13,569	13.35
VIP - Freedom Income	93	1,013	10.78
VIP - Freedom Income Investor Class	297	3,301	10.86
VIP - Freedom 2005	34	400	11.29
VIP - Freedom 2005 Investor Class	263	2,944	10.79
VIP - Freedom 2010	100	1,227	12.15
VIP - Freedom 2010 Investor Class	490	5,479	11.49
VIP - Freedom 2015	249	3,073	12.24
VIP - Freedom 2015 Investor Class	630	7,086	11.34
VIP - Freedom 2020	224	2,739	12.44
VIP - Freedom 2020 Investor Class	1,763	20,003	11.34
VIP - Freedom 2025	86	1,102	12.82
VIP - Freedom 2025 Investor Class	838	10,098	12.04
VIP - Freedom 2030	87	1,134	12.68
VIP - Freedom 2030 Investor Class	867	9,931	11.68
VIP - Freedom Lifetime Income I	188	2,114	10.65
VIP - Freedom Lifetime Income II	63	742	11.47
VIP - Freedom Lifetime Income III	190	2,267	11.59
VIP - Disciplined Small Cap	122	1,894	14.52
VIP - Disciplined Small Cap Investor Class	1,131	17,041	14.48
VIP - Funds Manager 20%	6,053	67,775	11.01
VIP - Funds Manager 50%	9,507	108,538	11.85
VIP - Funds Manager 60%	14,705	151,852	11.06
VIP - Funds Manager 70%	6,784	77,810	12.05
VIP - Funds Manager 85%	2,856	33,267	11.87
VIP - Consumer Staples	131	2,223	18.25
VIP - Consumer Staples Investor Class	1,061	18,314	18.19
VIP - Materials	64	934	12.18
VIP - Materials Investor Class	403	5,928	12.18
VIP - Telecommunications	64	693	10.85
VIP - Telecommunications Investor Class	245	2,670	10.79
VIP - Emerging Markets (a)	42	397	8.14
VIP - Emerging Markets Investor Class (b)	341	3,299	8.11
VIP - Floating Rate High Income	20	202	9.34
VIP - Floating Rate High Income Investor Class	1,384	13,851	9.34

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
UIF - Emerging Markets Equity	467	$10,542	$12.39
UIF - Emerging Markets Debt	1,641	15,289	7.45
UIF - Global Strategist	535	6,665	9.39
Invesco - Van Kampen Global Core Equity	379	3,127	8.35
WFAF - Advantage VT Discovery	126	3,988	25.99
WFAF - Advantage VT Opportunity	60	1,679	25.05
Lazard - Retirement Emerging Markets	576	14,373	15.51
PVIT - Commodity Real Return	181	2,569	6.91
PVIT - Low Duration	4,486	47,909	10.25
PVIT - Real Return Portfolio	1,605	23,237	11.93
PVIT - Total Return Portfolio	4,576	52,775	10.58
Blackrock - Global Allocation V.I.	2,559	43,849	15.04
FTVIP - Templeton Global Bond	981	19,109	15.80
FTVIP - Franklin U.S. Gov't Securities	528	6,844	12.47

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

5. Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2015 and 2014 were as follows:

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2015	2014	2015	2014
VIP - Government Money Market (b)
Units Issued	1,049	774	0	7
Units Redeemed	(1,276)	(1,005)	(8)	(27)
Net Increase (Decrease)	(227)	(231)	(8)	(20)
VIP - High Income
Units Issued	18	22	0	2
Units Redeemed	(51)	(61)	(5)	(6)
Net Increase (Decrease)	(33)	(39)	(5)	(4)
VIP - Equity-Income
Units Issued	3	5	0	0
Units Redeemed	(72)	(63)	(7)	(10)
Net Increase (Decrease)	(69)	(58)	(7)	(10)
VIP - Growth
Units Issued	11	12	0	0
Units Redeemed	(48)	(59)	(3)	(4)
Net Increase (Decrease)	(37)	(47)	(3)	(4)
VIP - Overseas
Units Issued	74	0	9	0
Units Redeemed	(29)	(23)	(2)	(1)
Net Increase (Decrease)	45	(23)	7	(1)
VIP - Overseas, Class R (c)
Units Issued	10	11	2	0
Units Redeemed	(173)	(27)	(23)	(1)
Net Increase (Decrease)	(163)	(16)	(21)	(1)
VIP - Investment Grade Bond
Units Issued	45	59	0	1
Units Redeemed	(85)	(100)	(14)	(14)
Net Increase (Decrease)	(40)	(41)	(14)	(13)

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2015	2014	2015	2014
VIP - Asset Manager
Units Issued	2	9	0	0
Units Redeemed	(47)	(87)	(7)	(9)
Net Increase (Decrease)	(45)	(78)	(7)	(9)
VIP - Index 500
Units Issued	39	57	0	1
Units Redeemed	(108)	(95)	(10)	(11)
Net Increase (Decrease)	(69)	(38)	(10)	(10)
VIP - Asset Manager: Growth
Units Issued	6	5	0	0
Units Redeemed	(17)	(37)	(2)	(2)
Net Increase (Decrease)	(11)	(32)	(2)	(2)
VIP - Contrafund
Units Issued	40	49	2	6
Units Redeemed	(204)	(171)	(13)	(13)
Net Increase (Decrease)	(164)	(122)	(11)	(7)
VIP - Balanced
Units Issued	64	68	0	0
Units Redeemed	(70)	(66)	(13)	(11)
Net Increase (Decrease)	(6)	2	(13)	(11)
VIP - Dynamic Capital Appreciation
Units Issued	74	39	3	7
Units Redeemed	(23)	(40)	(2)	(2)
Net Increase (Decrease)	51	(1)	1	5
VIP - Growth & Income
Units Issued	10	42	0	13
Units Redeemed	(70)	(59)	(16)	(22)
Net Increase (Decrease)	(60)	(17)	(16)	(9)
VIP - Growth Opportunities
Units Issued	233	43	8	3
Units Redeemed	(109)	(86)	(10)	(9)
Net Increase (Decrease)	124	(43)	(2)	(6)
VIP - Mid Cap
Units Issued	33	35	7	2
Units Redeemed	(140)	(219)	(13)	(13)
Net Increase (Decrease)	(107)	(184)	(6)	(11)
VIP - Value Strategies
Units Issued	20	21	1	5
Units Redeemed	(42)	(59)	(2)	(2)
Net Increase (Decrease)	(22)	(38)	(1)	3
VIP - Utilities
Units Issued	15	55	0	2
Units Redeemed	(70)	(39)	(2)	(2)
Net Increase (Decrease)	(55)	16	(2)	0
VIP - Technology
Units Issued	57	137	2	12
Units Redeemed	(115)	(70)	(8)	(3)
Net Increase (Decrease)	(58)	67	(6)	9
Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2015	2014	2015	2014
VIP - Energy
Units Issued	66	44	1	4
Units Redeemed	(78)	(100)	(10)	(12)
Net Increase (Decrease)	(12)	(56)	(9)	(8)
VIP - Health Care
Units Issued	171	197	4	24
Units Redeemed	(280)	(181)	(7)	(3)
Net Increase (Decrease)	(109)	16	(3)	21
VIP - Financial Services
Units Issued	62	43	0	1
Units Redeemed	(69)	(116)	(1)	(9)
Net Increase (Decrease)	(7)	(73)	(1)	(8)
VIP - Industrials
Units Issued	9	11	1	1
Units Redeemed	(32)	(32)	(2)	(3)
Net Increase (Decrease)	(23)	(21)	(1)	(2)
VIP - Consumer Discretionary
Units Issued	151	13	3	1
Units Redeemed	(38)	(59)	(1)	(3)
Net Increase (Decrease)	113	(46)	2	(2)
VIP - Real Estate
Units Issued	64	42	5	3
Units Redeemed	(82)	(43)	(6)	(8)
Net Increase (Decrease)	(18)	(1)	(1)	(5)
VIP - Strategic Income
Units Issued	29	53	0	0
Units Redeemed	(63)	(102)	(6)	(11)
Net Increase (Decrease)	(34)	(49)	(6)	(11)
VIP - Growth Strategies (c)
Units Issued	9	10	5	0
Units Redeemed	(35)	(16)	(11)	(3)
Net Increase (Decrease)	(26)	(6)	(6)	(3)
VIP - International Capital Appreciation (a)
Units Issued	112		7
Units Redeemed	0		0
Net Increase (Decrease)	112		7
VIP - International Capital Appreciation, Class R (c)
Units Issued	0	48	0	14
Units Redeemed	(103)	(21)	(8)	(15)
Net Increase (Decrease)	(103)	27	(8)	(1)
VIP - Value Leaders (c)
Units Issued	2	7	1	0
Units Redeemed	(28)	(17)	(9)	(1)
Net Increase (Decrease)	(26)	(10)	(8)	(1)
VIP - Value
Units Issued	36	54	7	17
Units Redeemed	(44)	(30)	(6)	(2)
Net Increase (Decrease)	(8)	24	1	15

(a)  New Fund. See Note 1.

(c)  Fund Closed. See Note 1.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2015	2014	2015	2014
VIP - Growth Stock (c)
Units Issued	11	100	0	5
Units Redeemed	(149)	(23)	(8)	(2)
Net Increase (Decrease)	(138)	77	(8)	3
VIP - Freedom Income
Units Issued	7	7	0	0
Units Redeemed	(181)	(24)	0	0
Net Increase (Decrease)	(174)	(17)	0	0
VIP - Freedom 2005
Units Issued	0	19	0	0
Units Redeemed	(17)	(9)	0	0
Net Increase (Decrease)	(17)	10	0	0
VIP - Freedom 2010
Units Issued	1	14	0	0
Units Redeemed	(7)	(51)	0	0
Net Increase (Decrease)	(6)	(37)	0	0
VIP - Freedom 2015
Units Issued	0	34	0	0
Units Redeemed	(19)	(62)	0	0
Net Increase (Decrease)	(19)	(28)	0	0
VIP - Freedom 2020
Units Issued	9	9	0	0
Units Redeemed	(9)	(23)	0	0
Net Increase (Decrease)	0	(14)	0	0
VIP - Freedom 2025
Units Issued	9	8	0	0
Units Redeemed	(18)	(5)	0	0
Net Increase (Decrease)	(9)	3	0	0
VIP - Freedom 2030
Units Issued	6	2	0	0
Units Redeemed	(7)	(22)	0	0
Net Increase (Decrease)	(1)	(20)	0	0
VIP - Disciplined Small Cap
Units Issued	40	36	6	3
Units Redeemed	(23)	(136)	(3)	(8)
Net Increase (Decrease)	17	(100)	3	(5)
VIP - FundsManager 20%
Units Issued	28	27	12	1
Units Redeemed	(101)	(75)	(13)	(53)
Net Increase (Decrease)	(73)	(48)	(1)	(52)
VIP - FundsManager 50%
Units Issued	66	48	0	16
Units Redeemed	(35)	(88)	(44)	(34)
Net Increase (Decrease)	31	(40)	(44)	18
VIP - FundsManager 60%
Units Issued	2	22	1	0
Units Redeemed	(41)	(39)	(7)	(9)
Net Increase (Decrease)	(39)	(17)	(6)	(9)

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2015	2014	2015	2014
VIP - FundsManager 70%
Units Issued	16	32	4	0
Units Redeemed	(113)	(128)	(18)	(53)
Net Increase (Decrease)	(97)	(96)	(14)	(53)
VIP - FundsManager 85%
Units Issued	14	56	0	2
Units Redeemed	(66)	(25)	(7)	(8)
Net Increase (Decrease)	(52)	31	(7)	(6)
VIP - Consumer Staples
Units Issued	50	9	2	2
Units Redeemed	(24)	(33)	(3)	(7)
Net Increase (Decrease)	26	(24)	(1)	(5)
VIP - Materials
Units Issued	5	18	0	0
Units Redeemed	(26)	(26)	(1)	(2)
Net Increase (Decrease)	(21)	(8)	(1)	(2)
VIP - Telecommunications
Units Issued	17	28	0	0
Units Redeemed	(8)	(11)	0	(2)
Net Increase (Decrease)	9	17	0	(2)
VIP - Emerging Markets (a)
Units Issued	43		2
Units Redeemed	0		0
Net Increase (Decrease)	43		2
VIP - Emerging Markets, Class R (c)
Units Issued	0	57	0	0
Units Redeemed	(49)	(66)	(3)	0
Net Increase (Decrease)	(49)	(9)	(3)	0
VIP - Floating Rate High Income (a)
Units Issued	36	15	0	2
Units Redeemed	(24)	(7)	(2)	0
Net Increase (Decrease)	12	8	(2)	2
UIF - Emerging Markets Equity
Units Issued	3	2	0	0
Units Redeemed	(20)	(33)	(1)	(3)
Net Increase (Decrease)	(17)	(31)	(1)	(3)
UIF - Emerging Markets Debt
Units Issued	1	3	0	0
Units Redeemed	(15)	(16)	0	(1)
Net Increase (Decrease)	(14)	(13)	0	(1)
UIF - Global Strategist (b)
Units Issued	6	3	0	0
Units Redeemed	(12)	(9)	(1)	(1)
Net Increase (Decrease)	(6)	(6)	(1)	(1)

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2015	2014	2015	2014
Invesco - Van Kampen Global Core Equity
Units Issued	1	2	0	0
Units Redeemed	(4)	(8)	(1)	(1)
Net Increase (Decrease)	(3)	(6)	(1)	(1)
WFAF - Advantage VT Discovery
Units Issued	3	0	0	0
Units Redeemed	(13)	(11)	(1)	(1)
Net Increase (Decrease)	(10)	(11)	(1)	(1)
WFAF - Advantage VT Opportunity
Units Issued	0	0	0	0
Units Redeemed	(2)	(6)	0	(1)
Net Increase (Decrease)	(2)	(6)	0	(1)
Lazard - Retirement Emerging Markets
Units Issued	26	93	0	0
Units Redeemed	(137)	(39)	0	(1)
Net Increase (Decrease)	(111)	54	0	(1)
PVIT - Commodity Real Return
Units Issued	0	0	0	0
Units Redeemed	(4)	0	0	0
Net Increase (Decrease)	(4)	0	0	0
PVIT - Low Duration
Units Issued	25	28	0	0
Units Redeemed	(141)	(109)	0	(1)
Net Increase (Decrease)	(116)	(81)	0	(1)
PVIT - Real Return
Units Issued	12	10	0	0
Units Redeemed	(29)	(35)	0	(1)
Net Increase (Decrease)	(17)	(25)	0	(1)
PVIT - Total Return
Units Issued	38	27	0	0
Units Redeemed	(100)	(123)	(1)	(1)
Net Increase (Decrease)	(62)	(96)	(1)	(1)
Blackrock - Global Allocation V.I.
Units Issued	10	24	0	0
Units Redeemed	(16)	(19)	(1)	(20)
Net Increase (Decrease)	(6)	5	(1)	(20)
FTVIP - Templeton Global Bond (b)
Units Issued	2	28	0	0
Units Redeemed	(7)	(23)	(1)	(1)
Net Increase (Decrease)	(5)	5	(1)	(1)
FTVIP - Franklin U.S. Gov't Securities (b)
Units Issued	42	32	0	0
Units Redeemed	(27)	(38)	0	0
Net Increase (Decrease)	15	(6)	0	0

(b)  Fund Name Change. See Note 1.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2015	2014	2015	2014
VIP - Government Money Market Investor Class (b)
Units Issued	17,969	18,044	323	471
Units Redeemed	(17,767)	(18,384)	(301)	(471)
Net Increase (Decrease)	202	(340)	22	0
VIP - High Income Investor Class
Units Issued	692	1,036	0	0
Units Redeemed	(728)	(1,535)	0	0
Net Increase (Decrease)	(36)	(499)	0	0
VIP - Equity-Income Investor Class
Units Issued	328	500	0	0
Units Redeemed	(329)	(468)	0	0
Net Increase (Decrease)	(1)	32	0	0
VIP - Growth Investor Class
Units Issued	287	395	0	0
Units Redeemed	(245)	(210)	0	0
Net Increase (Decrease)	42	185	0	0
VIP - Overseas, Investor Class (b)
Units Issued	554	236	0	0
Units Redeemed	(200)	(318)	0	0
Net Increase (Decrease)	354	(82)	0	0
VIP - Investment Grade Bond Investor Class
Units Issued	1,073	1,039	0	0
Units Redeemed	(632)	(837)	0	0
Net Increase (Decrease)	441	202	0	0
VIP - Asset Manager Investor Class
Units Issued	292	318	0	0
Units Redeemed	(133)	(146)	0	0
Net Increase (Decrease)	159	172	0	0
VIP - Index 500
Units Issued	1,590	1,739	0	0
Units Redeemed	(909)	(827)	0	0
Net Increase (Decrease)	681	912	0	0
VIP - Asset Manager: Growth Investor Class
Units Issued	137	80	0	0
Units Redeemed	(37)	(32)	0	0
Net Increase (Decrease)	100	48	0	0
VIP - Contrafund Investor Class
Units Issued	953	1,040	0	0
Units Redeemed	(687)	(676)	0	0
Net Increase (Decrease)	266	364	0	0
VIP - Balanced Investor Class
Units Issued	1,996	1,352	0	0
Units Redeemed	(717)	(427)	0	0
Net Increase (Decrease)	1,279	925	0	0
VIP - Dynamic Capital Appreciation Investor Class
Units Issued	215	305	0	0
Units Redeemed	(155)	(106)	0	0
Net Increase (Decrease)	60	199	0	0

(b)  Fund Name Change. See Note 1.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2015	2014	2015	2014
VIP - Growth & Income Investor Class
Units Issued	275	402	0	0
Units Redeemed	(287)	(146)	0	0
Net Increase (Decrease)	(12)	256	0	0
VIP - Growth Opportunities Investor Class
Units Issued	595	229	0	0
Units Redeemed	(135)	(244)	0	0
Net Increase (Decrease)	460	(15)	0	0
VIP - Mid Cap Investor Class
Units Issued	474	462	0	0
Units Redeemed	(327)	(384)	0	0
Net Increase (Decrease)	147	78	0	0
VIP - Value Strategies Investor Class
Units Issued	161	91	0	0
Units Redeemed	(111)	(167)	0	0
Net Increase (Decrease)	50	(76)	0	0
VIP - Utilities Investor Class
Units Issued	131	287	0	0
Units Redeemed	(256)	(138)	0	0
Net Increase (Decrease)	(125)	149	0	0
VIP - Technology Investor Class
Units Issued	352	427	0	0
Units Redeemed	(207)	(173)	0	0
Net Increase (Decrease)	145	254	0	0
VIP - Energy Investor Class
Units Issued	550	413	0	0
Units Redeemed	(380)	(313)	0	0
Net Increase (Decrease)	170	100	0	0
VIP - Health Care Investor Class
Units Issued	804	842	0	0
Units Redeemed	(660)	(497)	0	0
Net Increase (Decrease)	144	345	0	0
VIP - Financial Services Investor Class
Units Issued	338	211	0	0
Units Redeemed	(161)	(143)	0	0
Net Increase (Decrease)	177	68	0	0
VIP - Industrials Investor Class
Units Issued	106	275	0	0
Units Redeemed	(173)	(335)	0	0
Net Increase (Decrease)	(67)	(60)	0	0
VIP - Consumer Discretionary Investor Class
Units Issued	408	150	0	0
Units Redeemed	(100)	(328)	0	0
Net Increase (Decrease)	308	(178)	0	0
VIP - Real Estate Investor Class
Units Issued	387	497	0	0
Units Redeemed	(406)	(266)	0	0
Net Increase (Decrease)	(19)	231	0	0

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2015	2014	2015	2014
VIP - Strategic Income Investor Class
Units Issued	552	1,227	0	0
Units Redeemed	(767)	(1,101)	0	0
Net Increase (Decrease)	(215)	126	0	0
VIP - Growth Strategies Investor Class (c)
Units Issued	67	54	0	0
Units Redeemed	(165)	(33)	0	0
Net Increase (Decrease)	(98)	21	0	0
VIP - International Capital Appreciation, Investor Class (b)
Units Issued	332	318	0	0
Units Redeemed	(102)	(82)	0	0
Net Increase (Decrease)	230	236	0	0
VIP - Value Leaders Investor Class (c)
Units Issued	41	38	0	0
Units Redeemed	(185)	(50)	0	0
Net Increase (Decrease)	(144)	(12)	0	0
VIP - Value Investor Class
Units Issued	258	185	0	0
Units Redeemed	(131)	(76)	0	0
Net Increase (Decrease)	127	109	0	0
VIP - Growth Stock Investor Class (c)
Units Issued	46	174	0	0
Units Redeemed	(438)	(76)	0	0
Net Increase (Decrease)	(392)	98	0	0
VIP - Freedom Income Investor Class
Units Issued	79	66	0	0
Units Redeemed	(133)	(85)	0	0
Net Increase (Decrease)	(54)	(19)	0	0
VIP - Freedom 2005 Investor Class
Units Issued	40	60	0	0
Units Redeemed	(21)	(72)	0	0
Net Increase (Decrease)	19	(12)	0	0
VIP - Freedom 2010 Investor Class
Units Issued	13	21	0	0
Units Redeemed	(54)	(56)	0	0
Net Increase (Decrease)	(41)	(35)	0	0
VIP - Freedom 2015 Investor Class
Units Issued	70	63	0	0
Units Redeemed	(160)	(67)	0	0
Net Increase (Decrease)	(90)	(4)	0	0
VIP - Freedom 2020 Investor Class
Units Issued	237	291	0	0
Units Redeemed	(212)	(238)	0	0
Net Increase (Decrease)	25	53	0	0
VIP - Freedom 2025 Investor Class
Units Issued	156	143	0	0
Units Redeemed	(164)	(15)	0	0
Net Increase (Decrease)	(8)	128	0	0

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2015	2014	2015	2014
VIP - Freedom 2030 Investor Class
Units Issued	93	89	0	0
Units Redeemed	(65)	(19)	0	0
Net Increase (Decrease)	28	70	0	0
VIP - Freedom Lifetime Income I
Units Issued	0	0	0	1
Units Redeemed	0	0	(13)	(10)
Net Increase (Decrease)	0	0	(13)	(9)
VIP - Freedom Lifetime Income II
Units Issued	0	0	0	15
Units Redeemed	0	0	(3)	(4)
Net Increase (Decrease)	0	0	(3)	11
VIP - Freedom Lifetime Income III
Units Issued	0	0	38	33
Units Redeemed	0	0	(5)	(4)
Net Increase (Decrease)	0	0	33	29
VIP - Disciplined Small Cap Investor Class
Units Issued	323	280	0	0
Units Redeemed	(199)	(366)	0	0
Net Increase (Decrease)	124	(86)	0	0
VIP - FundsManager 20%
Units Issued	542	819	11	0
Units Redeemed	(785)	(686)	(2)	(3)
Net Increase (Decrease)	(243)	133	9	(3)
VIP - FundsManager 50%
Units Issued	1,058	1,274	71	86
Units Redeemed	(823)	(1,016)	(14)	(10)
Net Increase (Decrease)	235	258	57	76
VIP - FundsManager 60%
Units Issued	1,265	1,178	96	173
Units Redeemed	(643)	(759)	(22)	(14)
Net Increase (Decrease)	622	419	74	159
VIP - FundsManager 70%
Units Issued	727	809	17	68
Units Redeemed	(417)	(908)	(5)	0
Net Increase (Decrease)	310	(99)	12	68
VIP - FundsManager 85%
Units Issued	415	551	0	0
Units Redeemed	(221)	(373)	(4)	(4)
Net Increase (Decrease)	194	178	(4)	(4)
VIP - Consumer Staples Investor Class
Units Issued	390	272	0	0
Units Redeemed	(277)	(275)	0	0
Net Increase (Decrease)	113	(3)	0	0
VIP - Materials Investor Class
Units Issued	48	164	0	0
Units Redeemed	(112)	(107)	0	0
Net Increase (Decrease)	(64)	57	0	0

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2015	2014	2015	2014
VIP - Telecommunications Investor Class
Units Issued	79	58	0	0
Units Redeemed	(33)	(56)	0	0
Net Increase (Decrease)	46	2	0	0
VIP - Emerging Markets Investor Class (b)
Units Issued	161	156	0	0
Units Redeemed	(126)	(130)	0	0
Net Increase (Decrease)	35	26	0	0
VIP - Floating Rate High Income Investor Class (a)
Units Issued	522	2,353	0	0
Units Redeemed	(1,304)	(266)	0	0
Net Increase (Decrease)	(782)	2,087	0	0
UIF - Emerging Markets Equity
Units Issued	49	111	0	0
Units Redeemed	(118)	(160)	0	0
Net Increase (Decrease)	(69)	(49)	0	0
UIF - Emerging Market Debt
Units Issued	65	128	0	0
Units Redeemed	(219)	(362)	0	0
Net Increase (Decrease)	(154)	(234)	0	0
UIF - Global Strategist (b)
Units Issued	37	263	0	0
Units Redeemed	(142)	(96)	0	0
Net Increase (Decrease)	(105)	167	0	0
Invesco - Van Kampen Global Core Equity
Units Issued	64	35	0	0
Units Redeemed	(57)	(58)	0	0
Net Increase (Decrease)	7	(23)	0	0
Lazard - Retirement Emerging Markets
Units Issued	130	186	0	0
Units Redeemed	(165)	(299)	0	0
Net Increase (Decrease)	(35)	(113)	0	0
PVIT - Commodity Real Return
Units Issued	38	129	0	0
Units Redeemed	(51)	(111)	0	0
Net Increase (Decrease)	(13)	18	0	0
PVIT - Low Duration
Units Issued	913	1,199	0	0
Units Redeemed	(1,261)	(1,981)	0	0
Net Increase (Decrease)	(348)	(782)	0	0
PVIT - Real Return
Units Issued	123	249	0	0
Units Redeemed	(549)	(739)	0	0
Net Increase (Decrease)	(426)	(490)	0	0
PVIT - Total Return
Units Issued	622	466	0	0
Units Redeemed	(880)	(1,366)	0	0
Net Increase (Decrease)	(258)	(900)	0	0

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2015	2014	2015	2014
Blackrock - Global Allocation V.I.
Units Issued	570	917	0	0
Units Redeemed	(471)	(617)	0	0
Net Increase (Decrease)	99	300	0	0
FTVIP - Templeton Global Bond (b)
Units Issued	126	584	0	0
Units Redeemed	(465)	(319)	0	0
Net Increase (Decrease)	(339)	265	0	0
FTVIP - Franklin U.S. Gov't Securities (b)
Units Issued	355	142	0	0
Units Redeemed	(128)	(59)	0	0
Net Increase (Decrease)	227	83	0	0

(b)  Fund Name Change. See Note 1.

	Fidelity Growth and Guaranteed Income
(in thousands)	2015	2014
VIP - Government Money Market Investor Class (b)
Units Issued	281	174
Units Redeemed	(282)	(213)
Net Increase (Decrease)	(1)	(39)
VIP - Balanced Investor Class
Units Issued	5	132
Units Redeemed	(396)	(394)
Net Increase (Decrease)	(391)	(262)
VIP - FundsManager 60%
Units Issued	0	0
Units Redeemed	(601)	(811)
Net Increase (Decrease)	(601)	(811)

(b)  Fund Name Change. See Note 1.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values

A summary of unit values, units outstanding, income and expense ratios, investment income ratio, and total return for each of the five years in the period ended December 31:

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Government Money Market
2015	1,085	$20.94	$20.25	$22,686	0.80%	1.00%	0.03%	(0.77%)	(0.97%)
2014	1,320	$21.11	$20.45	$27,814	0.80%	1.00%	0.01%	(0.79%)	(0.99%)
2013	1,570	$21.27	$20.66	$33,367	0.80%	1.00%	0.03%	(0.77%)	(0.97%)
2012	1,714	$21.44	$20.86	$36,691	0.80%	1.00%	0.14%	(0.67%)	(0.87%)
2011	2,119	$21.58	$21.04	$45,663	0.80%	1.00%	0.11%	(0.69%)	(0.89%)
VIP - Government Money Market Investor Class
2015	6,540	$9.98	$9.17	$69,678	0.10%	1.40%	0.01%	(0.09%)	(1.39%)
2014	6,317	$9.99	$9.30	$67,310	0.10%	1.40%	0.01%	(0.09%)	(1.39%)
2013	6,696	$10.00	$9.43	$72,170	0.10%	1.40%	0.02%	(0.08%)	(1.38%)
2012	5,355	$10.01	$9.56	$58,260	0.10%	1.40%	0.11%	0.01%	(1.29%)
2011	5,489	$10.01	$9.69	$60,212	0.10%	1.40%	0.09%	(0.01%)	(1.31%)
VIP - High Income
2015	180	$45.42	$43.92	$8,127	0.80%	1.00%	6.01%	(4.40%)	(4.59%)
2014	218	$47.51	$46.04	$10,302	0.80%	1.00%	5.11%	0.35%	0.14%
2013	261	$47.34	$45.97	$12,299	0.80%	1.00%	5.30%	5.10%	4.89%
2012	329	$45.05	$43.83	$14,762	0.80%	1.00%	5.74%	13.31%	13.08%
2011	352	$39.76	$38.76	$13,895	0.80%	1.00%	6.63%	3.20%	2.99%
VIP - High Income Investor Class
2015	2,417	$12.86	$16.96	$36,282	0.10%	0.25%	6.34%	(3.77%)	(3.92%)
2014	2,453	$13.37	$21.12	$38,611	0.10%	0.25%	4.86%	1.02%	0.87%
2013	2,952	$13.23	$20.93	$46,117	0.10%	0.25%	5.93%	5.84%	5.69%
2012	3,002	$12.50	$19.81	$43,721	0.10%	0.25%	6.78%	14.15%	13.98%
2011	1,621	$10.95	$17.38	$21,871	0.10%	0.25%	7.35%	3.72%	3.56%
VIP - Equity-Income
2015	490	$88.60	$85.68	$43,262	0.80%	1.00%	3.06%	(4.73%)	(4.92%)
2014	566	$93.00	$90.11	$52,521	0.80%	1.00%	2.77%	7.85%	7.63%
2013	635	$86.23	$83.72	$54,533	0.80%	1.00%	2.51%	27.12%	26.87%
2012	689	$67.83	$65.99	$46,618	0.80%	1.00%	3.06%	16.36%	16.13%
2011	779	$58.29	$56.83	$45,260	0.80%	1.00%	2.43%	0.17%	(0.04%)
VIP - Equity-Income Investor Class
2015	1,762	$18.37	$16.47	$31,025	0.10%	0.25%	3.21%	(4.11%)	(4.26%)
2014	1,763	$19.16	$28.41	$32,602	0.10%	0.25%	2.94%	8.52%	8.36%
2013	1,731	$17.66	$26.22	$29,387	0.10%	0.25%	2.77%	27.86%	27.67%
2012	1,297	$13.81	$20.53	$17,105	0.10%	0.25%	3.32%	17.15%	16.97%
2011	1,101	$11.79	$17.56	$12,388	0.10%	0.25%	2.60%	0.79%	0.64%
VIP - Growth
2015	381	$112.69	$108.98	$42,883	0.80%	1.00%	0.25%	6.32%	6.10%
2014	421	$105.99	$102.71	$44,567	0.80%	1.00%	0.18%	10.41%	10.18%
2013	472	$96.00	$93.21	$45,247	0.80%	1.00%	0.29%	35.25%	34.97%
2012	524	$70.98	$69.06	$37,094	0.80%	1.00%	0.59%	13.77%	13.54%
2011	576	$62.39	$60.83	$35,842	0.80%	1.00%	0.35%	(0.60%)	(0.80%)
VIP - Growth Investor Class
2015	951	$22.65	$21.16	$20,936	0.10%	0.25%	0.21%	6.98%	6.82%
2014	909	$21.17	$30.65	$18,762	0.10%	0.25%	0.14%	11.09%	10.93%
2013	724	$19.06	$27.63	$13,480	0.10%	0.25%	0.24%	36.08%	35.88%
2012	683	$14.00	$20.34	$9,323	0.10%	0.25%	0.55%	14.46%	14.29%
2011	650	$12.23	$17.79	$7,802	0.10%	0.25%	0.31%	0.04%	(0.11%)

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.
Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Overseas
2015	214	$44.68	$43.21	$9,569	0.80%	1.00%	1.47%	2.80%	2.59%
2014	162	$43.46	$42.12	$7,033	0.80%	1.00%	1.30%	(8.81%)	(9.00%)
2013	186	$47.66	$46.28	$8,830	0.80%	1.00%	1.38%	29.39%	29.13%
2012	202	$36.84	$35.84	$7,417	0.80%	1.00%	1.96%	19.77%	19.53%
2011	222	$30.76	$29.98	$6,818	0.80%	1.00%	1.31%	(17.83%)	(17.99%)
VIP - Overseas, Class R (c)
2015	—	$—	$—	$—	—	—	—	—	—
2014	184	$16.33	$15.98	$2,992	0.80%	1.00%	1.30%	(8.83%)	(9.02%)
2013	201	$17.91	$17.57	$3,603	0.80%	1.00%	1.33%	29.41%	29.15%
2012	219	$13.84	$13.60	$3,029	0.80%	1.00%	1.85%	19.74%	19.50%
2011	281	$11.56	$11.38	$3,238	0.80%	1.00%	1.31%	(17.81%)	(17.97%)
VIP - Overseas, Investor Class (b)
2015	1,295	$14.59	$14.83	$19,332	0.10%	0.25%	1.44%	3.45%	3.29%
2014	941	$14.10	$19.54	$13,665	0.10%	0.25%	1.22%	(8.26%)	(8.40%)
2013	1,023	$15.37	$21.33	$16,304	0.10%	0.25%	1.55%	30.27%	30.07%
2012	794	$11.80	$16.40	$9,729	0.10%	0.25%	1.99%	20.51%	20.33%
2011	850	$9.79	$13.63	$8,704	0.10%	0.25%	1.35%	(17.37%)	(17.49%)
VIP - Investment Grade Bond
2015	549	$40.31	$38.99	$22,001	0.80%	1.00%	2.50%	(1.39%)	(1.59%)
2014	603	$40.88	$39.62	$24,540	0.80%	1.00%	2.12%	4.98%	4.77%
2013	657	$38.94	$37.81	$25,442	0.80%	1.00%	2.11%	(2.56%)	(2.76%)
2012	866	$39.97	$38.88	$34,472	0.80%	1.00%	2.27%	5.05%	4.83%
2011	969	$38.05	$37.09	$36,717	0.80%	1.00%	3.29%	6.48%	6.26%
VIP - Investment Grade Bond Investor Class
2015	3,416	$11.63	$15.08	$46,694	0.10%	0.25%	2.65%	(0.81%)	(0.96%)
2014	2,975	$11.72	$15.07	$41,581	0.10%	0.25%	2.42%	5.72%	5.57%
2013	2,773	$11.09	$14.28	$36,803	0.10%	0.25%	1.90%	(1.84%)	(1.99%)
2012	4,066	$11.30	$14.57	$55,114	0.10%	0.25%	2.48%	5.70%	5.54%
2011	3,516	$10.69	$13.80	$46,042	0.10%	0.25%	3.68%	7.14%	6.98%
VIP - Asset Manager
2015	567	$52.32	$50.59	$29,602	0.80%	1.00%	1.53%	(0.66%)	(0.86%)
2014	619	$52.66	$51.03	$32,548	0.80%	1.00%	1.44%	4.99%	4.77%
2013	707	$50.16	$48.70	$35,403	0.80%	1.00%	1.57%	14.78%	14.55%
2012	769	$43.70	$42.52	$33,575	0.80%	1.00%	1.50%	11.58%	11.35%
2011	858	$39.17	$38.18	$33,530	0.80%	1.00%	1.90%	(3.34%)	(3.53%)
VIP - Asset Manager Investor Class
2015	1,445	$14.77	$17.30	$23,806	0.10%	0.25%	1.55%	(0.03%)	(0.18%)
2014	1,286	$14.78	$20.90	$21,456	0.10%	0.25%	1.56%	5.63%	5.47%
2013	1,114	$13.99	$19.82	$18,012	0.10%	0.25%	1.70%	15.51%	15.33%
2012	857	$12.11	$17.18	$12,523	0.10%	0.25%	1.44%	12.33%	12.16%
2011	958	$10.78	$15.32	$12,517	0.10%	0.25%	1.80%	(2.82%)	(2.97%)
VIP - Index 500
2015	5,724	$20.75	$59.75	$151,830	0.10%	1.00%	2.06%	1.23%	0.32%
2014	5,122	$20.50	$59.56	$141,224	0.10%	1.00%	1.80%	13.46%	12.43%
2013	4,258	$18.07	$52.97	$111,019	0.10%	1.00%	2.09%	32.11%	30.92%
2012	3,305	$13.68	$40.46	$72,693	0.10%	1.00%	2.22%	15.80%	14.75%
2011	2,976	$11.81	$35.26	$60,667	0.10%	1.00%	1.94%	1.94%	1.02%
VIP - Asset Manager: Growth
2015	235	$34.74	$33.59	$8,129	0.80%	1.00%	1.18%	(0.72%)	(0.92%)
2014	248	$34.99	$33.91	$8,681	0.80%	1.00%	1.01%	5.03%	4.82%
2013	283	$33.32	$32.35	$9,407	0.80%	1.00%	1.09%	21.43%	21.19%
2012	284	$27.44	$26.69	$7,776	0.80%	1.00%	1.41%	14.52%	14.29%
2011	312	$23.96	$23.35	$7,465	0.80%	1.00%	1.58%	(6.92%)	(7.11%)

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Asset Manager: Growth Investor Class
2015	416	$16.02	$17.54	$7,294	0.10%	0.25%	1.24%	(0.09%)	(0.24%)
2014	316	$16.04	$23.40	$5,618	0.10%	0.25%	1.12%	5.68%	5.53%
2013	268	$15.17	$22.17	$4,515	0.10%	0.25%	1.00%	22.18%	22.00%
2012	267	$12.42	$18.17	$3,673	0.10%	0.25%	1.31%	15.31%	15.13%
2011	325	$10.77	$15.79	$3,873	0.10%	0.25%	1.57%	(6.37%)	(6.51%)
VIP - Contrafund
2015	1,390	$74.36	$71.91	$103,102	0.80%	1.00%	1.01%	(0.13%)	(0.34%)
2014	1,565	$74.46	$72.16	$116,160	0.80%	1.00%	0.95%	11.05%	10.82%
2013	1,694	$67.06	$65.11	$113,340	0.80%	1.00%	1.07%	30.24%	29.97%
2012	1,844	$51.49	$50.09	$94,757	0.80%	1.00%	1.32%	15.48%	15.25%
2011	2,061	$44.59	$43.47	$91,715	0.80%	1.00%	0.98%	(3.30%)	(3.50%)
VIP - Contrafund Investor Class
2015	5,431	$19.65	$20.80	$113,767	0.10%	0.25%	1.00%	0.49%	0.34%
2014	5,165	$19.55	$29.87	$108,381	0.10%	0.25%	0.95%	11.74%	11.57%
2013	4,801	$17.49	$26.77	$91,008	0.10%	0.25%	1.06%	31.02%	30.83%
2012	4,370	$13.35	$20.46	$63,804	0.10%	0.25%	1.34%	16.22%	16.05%
2011	4,012	$11.49	$17.63	$50,778	0.10%	0.25%	0.97%	(2.71%)	(2.86%)
VIP - Balanced
2015	492	$27.90	$26.98	$13,680	0.80%	1.00%	1.55%	(0.21%)	(0.42%)
2014	511	$27.96	$27.09	$14,226	0.80%	1.00%	1.57%	9.38%	9.16%
2013	520	$25.56	$24.82	$13,242	0.80%	1.00%	1.51%	18.70%	18.46%
2012	577	$21.54	$20.95	$12,368	0.80%	1.00%	1.70%	14.14%	13.91%
2011	638	$18.87	$18.39	$11,989	0.80%	1.00%	1.56%	(4.38%)	(4.58%)
VIP - Balanced Investor Class
2015	9,297	$16.87	$24.82	$162,070	0.10%	1.40%	1.53%	0.42%	(0.89%)
2014	8,409	$16.80	$25.04	$144,595	0.10%	1.40%	1.54%	10.07%	8.64%
2013	7,746	$15.26	$23.05	$119,875	0.10%	1.40%	1.60%	19.42%	17.87%
2012	7,230	$12.78	$19.56	$92,718	0.10%	1.40%	1.65%	14.87%	13.37%
2011	7,406	$11.13	$17.25	$82,334	0.10%	1.40%	1.57%	(3.81%)	(5.06%)
VIP - Dynamic Capital Appreciation
2015	164	$26.47	$25.82	$4,333	0.80%	1.00%	0.91%	0.49%	0.28%
2014	112	$26.34	$25.75	$2,924	0.80%	1.00%	0.45%	10.04%	9.82%
2013	108	$23.94	$23.44	$2,580	0.80%	1.00%	0.40%	37.43%	37.15%
2012	76	$17.42	$17.09	$1,327	0.80%	1.00%	0.84%	21.74%	21.49%
2011	47	$14.31	$14.07	$671	0.80%	1.00%	0.19%	(3.46%)	(3.66%)
VIP - Dynamic Capital Appreciation Investor Class
2015	654	$21.59	$22.70	$14,721	0.10%	0.25%	0.83%	1.12%	0.96%
2014	594	$21.36	$33.96	$13,254	0.10%	0.25%	0.47%	10.68%	10.51%
2013	395	$19.29	$30.73	$8,103	0.10%	0.25%	0.39%	38.38%	38.17%
2012	184	$13.94	$22.24	$2,775	0.10%	0.25%	0.70%	22.39%	22.21%
2011	126	$11.39	$18.20	$1,595	0.10%	0.25%	0.21%	(2.74%)	(2.89%)
VIP - Growth & Income
2015	522	$30.12	$29.13	$15,683	0.80%	1.00%	2.01%	(3.05%)	(3.25%)
2014	598	$31.07	$30.11	$18,492	0.80%	1.00%	1.76%	9.59%	9.37%
2013	624	$28.35	$27.53	$17,623	0.80%	1.00%	1.90%	32.50%	32.23%
2012	648	$21.40	$20.82	$13,809	0.80%	1.00%	2.28%	17.61%	17.37%
2011	686	$18.19	$17.74	$12,443	0.80%	1.00%	1.74%	0.80%	0.59%
VIP - Growth & Income Investor Class
2015	934	$20.40	$19.04	$18,484	0.10%	0.25%	2.01%	(2.42%)	(2.57%)
2014	946	$20.91	$28.72	$19,283	0.10%	0.25%	2.10%	10.22%	10.06%
2013	690	$18.97	$26.10	$12,806	0.10%	0.25%	2.27%	33.38%	33.18%
2012	414	$14.22	$19.60	$5,725	0.10%	0.25%	2.39%	18.34%	18.16%
2011	377	$12.02	$16.58	$4,410	0.10%	0.25%	2.09%	1.43%	1.28%

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth Opportunities
2015	515	$25.18	$24.35	$12,932	0.80%	1.00%	0.22%	4.76%	4.55%
2014	393	$24.04	$23.29	$9,406	0.80%	1.00%	0.22%	11.30%	11.08%
2013	442	$21.60	$20.97	$9,517	0.80%	1.00%	0.32%	36.80%	36.52%
2012	468	$15.79	$15.36	$7,359	0.80%	1.00%	0.41%	18.65%	18.41%
2011	459	$13.31	$12.97	$6,084	0.80%	1.00%	0.16%	1.48%	1.28%
VIP - Growth Opportunities Investor Class
2015	875	$24.16	$21.63	$20,448	0.10%	0.25%	0.16%	5.44%	5.28%
2014	415	$22.92	$38.05	$9,184	0.10%	0.25%	0.14%	11.98%	11.81%
2013	430	$20.46	$34.03	$8,341	0.10%	0.25%	0.28%	37.63%	37.43%
2012	438	$14.87	$24.76	$6,191	0.10%	0.25%	0.36%	19.42%	19.24%
2011	326	$12.45	$20.77	$3,863	0.10%	0.25%	0.13%	2.08%	1.93%
VIP - Mid Cap
2015	840	$37.09	$35.93	$30,973	0.80%	1.00%	0.48%	(2.18%)	(2.38%)
2014	953	$37.91	$36.81	$35,963	0.80%	1.00%	0.24%	5.44%	5.22%
2013	1,148	$35.96	$34.98	$41,172	0.80%	1.00%	0.51%	35.14%	34.87%
2012	1,149	$26.61	$25.94	$30,497	0.80%	1.00%	0.60%	13.91%	13.68%
2011	1,344	$23.36	$22.82	$31,317	0.80%	1.00%	0.24%	(11.33%)	(11.51%)
VIP - Mid Cap Investor Class
2015	2,271	$16.87	$21.53	$45,395	0.10%	0.25%	0.44%	(1.57%)	(1.72%)
2014	2,124	$17.13	$30.58	$43,398	0.10%	0.25%	0.19%	6.10%	5.94%
2013	2,046	$16.15	$28.86	$40,271	0.10%	0.25%	0.47%	35.94%	35.74%
2012	1,781	$11.88	$21.26	$26,493	0.10%	0.25%	0.55%	14.63%	14.45%
2011	1,795	$10.36	$18.58	$23,817	0.10%	0.25%	0.17%	(10.78%)	(10.92%)
VIP - Value Strategies
2015	187	$22.78	$22.22	$4,262	0.80%	1.00%	1.13%	(3.76%)	(3.96%)
2014	210	$23.67	$23.14	$4,958	0.80%	1.00%	0.99%	5.94%	5.73%
2013	245	$22.34	$21.89	$5,469	0.80%	1.00%	0.89%	29.45%	29.19%
2012	261	$17.26	$16.94	$4,503	0.80%	1.00%	0.62%	26.26%	26.00%
2011	282	$13.67	$13.45	$3,852	0.80%	1.00%	0.92%	(9.54%)	(9.72%)
VIP - Value Strategies Investor Class
2015	456	$18.86	$18.66	$8,934	0.10%	0.25%	1.31%	(3.17%)	(3.31%)
2014	406	$19.47	$40.36	$8,265	0.10%	0.25%	0.94%	6.56%	6.40%
2013	482	$18.28	$37.93	$9,291	0.10%	0.25%	0.94%	30.32%	30.12%
2012	407	$14.02	$29.15	$5,965	0.10%	0.25%	0.62%	27.08%	26.89%
2011	338	$11.04	$22.97	$3,932	0.10%	0.25%	0.95%	(9.01%)	(9.15%)
VIP - Utilities
2015	79	$19.70	$19.13	$1,525	0.80%	1.00%	2.00%	(11.43%)	(11.61%)
2014	136	$22.24	$21.65	$2,993	0.80%	1.00%	1.77%	20.80%	20.56%
2013	120	$18.41	$17.96	$2,199	0.80%	1.00%	2.25%	20.05%	19.81%
2012	152	$15.34	$14.99	$2,339	0.80%	1.00%	2.58%	6.54%	6.32%
2011	148	$14.39	$14.09	$2,119	0.80%	1.00%	1.97%	12.30%	12.07%
VIP - Utilities Investor Class
2015	275	$16.63	$20.35	$5,156	0.10%	0.25%	2.08%	(10.89%)	(11.02%)
2014	400	$18.66	$23.30	$8,449	0.10%	0.25%	1.93%	21.52%	21.34%
2013	251	$15.36	$19.20	$4,438	0.10%	0.25%	2.47%	20.80%	20.62%
2012	236	$12.71	$15.92	$3,450	0.10%	0.25%	2.60%	7.25%	7.09%
2011	298	$11.85	$14.86	$4,136	0.10%	0.25%	3.06%	13.00%	12.83%
VIP - Technology
2015	330	$23.12	$22.46	$7,615	0.80%	1.00%	0.13%	5.42%	5.20%
2014	394	$21.94	$21.35	$8,604	0.80%	1.00%	0.11%	11.01%	10.79%
2013	318	$19.76	$19.27	$6,278	0.80%	1.00%	0.15%	26.79%	26.53%
2012	422	$15.59	$15.23	$6,565	0.80%	1.00%	—	16.57%	16.34%
2011	430	$13.37	$13.09	$5,742	0.80%	1.00%	—	(10.50%)	(10.68%)

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Technology Investor Class
2015	875	$19.85	$25.82	$20,713	0.10%	0.25%	0.09%	5.98%	5.82%
2014	730	$18.73	$43.53	$16,246	0.10%	0.25%	0.05%	11.75%	11.58%
2013	476	$16.76	$39.01	$9,919	0.10%	0.25%	0.11%	27.60%	27.41%
2012	441	$13.14	$30.62	$7,234	0.10%	0.25%	—	17.40%	17.22%
2011	471	$11.19	$26.12	$6,777	0.10%	0.25%	—	(10.01%)	(10.15%)
VIP - Energy
2015	175	$20.87	$20.27	$3,654	0.80%	1.00%	1.13%	(21.18%)	(21.34%)
2014	196	$26.47	$25.77	$5,170	0.80%	1.00%	0.75%	(13.30%)	(13.47%)
2013	260	$30.53	$29.78	$7,937	0.80%	1.00%	0.92%	23.49%	23.24%
2012	309	$24.73	$24.16	$7,606	0.80%	1.00%	0.92%	4.15%	3.94%
2011	413	$23.74	$23.25	$9,773	0.80%	1.00%	1.01%	(5.75%)	(5.94%)
VIP - Energy Investor Class
2015	751	$11.23	$12.55	$9,125	0.10%	0.25%	1.33%	(20.66%)	(20.78%)
2014	581	$14.16	$21.09	$8,893	0.10%	0.25%	0.87%	(12.73%)	(12.86%)
2013	481	$16.22	$24.21	$8,463	0.10%	0.25%	0.86%	24.26%	24.07%
2012	492	$13.06	$19.51	$7,089	0.10%	0.25%	0.92%	4.81%	4.65%
2011	570	$12.46	$18.64	$7,976	0.10%	0.25%	0.94%	(5.19%)	(5.33%)
VIP - Health Care
2015	544	$39.82	$38.68	$21,655	0.80%	1.00%	—	5.52%	5.30%
2014	656	$37.74	$36.73	$24,728	0.80%	1.00%	—	31.77%	31.50%
2013	619	$28.64	$27.93	$17,733	0.80%	1.00%	—	54.88%	54.57%
2012	471	$18.49	$18.07	$8,700	0.80%	1.00%	0.52%	19.84%	19.59%
2011	352	$15.43	$15.11	$5,426	0.80%	1.00%	—	7.44%	7.23%
VIP - Health Care Investor Class
2015	1,881	$34.23	$35.75	$67,602	0.10%	0.25%	—	6.18%	6.02%
2014	1,737	$32.24	$47.29	$59,142	0.10%	0.25%	—	32.59%	32.39%
2013	1,392	$24.31	$35.72	$35,827	0.10%	0.25%	—	55.85%	55.62%
2012	588	$15.60	$22.95	$9,783	0.10%	0.25%	0.38%	20.55%	20.37%
2011	491	$12.94	$19.07	$6,786	0.10%	0.25%	—	8.15%	7.99%
VIP - Financial Services
2015	141	$12.16	$11.81	$1,718	0.80%	1.00%	1.13%	(4.46%)	(4.66%)
2014	149	$12.73	$12.39	$1,886	0.80%	1.00%	0.97%	9.99%	9.77%
2013	230	$11.57	$11.28	$2,659	0.80%	1.00%	1.22%	32.79%	32.52%
2012	169	$8.71	$8.52	$1,472	0.80%	1.00%	1.29%	27.51%	27.25%
2011	131	$6.83	$6.69	$898	0.80%	1.00%	0.39%	(21.10%)	(21.26%)
VIP - Financial Services Investor Class
2015	756	$16.62	$10.38	$10,233	0.10%	0.25%	1.23%	(3.78%)	(3.92%)
2014	579	$17.27	$27.12	$7,834	0.10%	0.25%	1.23%	10.64%	10.48%
2013	511	$15.61	$24.55	$6,233	0.10%	0.25%	1.33%	33.60%	33.40%
2012	345	$11.68	$18.40	$2,999	0.10%	0.25%	1.28%	28.23%	28.04%
2011	231	$9.11	$14.37	$1,610	0.10%	0.25%	0.31%	(20.55%)	(20.66%)
VIP - Industrials
2015	79	$35.44	$34.42	$2,822	0.80%	1.00%	0.82%	(2.67%)	(2.87%)
2014	103	$36.41	$35.43	$3,736	0.80%	1.00%	0.79%	5.36%	5.14%
2013	126	$34.56	$33.70	$4,360	0.80%	1.00%	0.90%	38.68%	38.40%
2012	124	$24.92	$24.35	$3,080	0.80%	1.00%	1.05%	18.86%	18.62%
2011	152	$20.96	$20.53	$3,174	0.80%	1.00%	0.74%	(5.41%)	(5.60%)
VIP - Industrials Investor Class
2015	685	$20.12	$25.52	$15,246	0.10%	0.25%	0.82%	(2.07%)	(2.21%)
2014	752	$20.55	$36.20	$16,984	0.10%	0.25%	0.78%	6.05%	5.89%
2013	812	$19.37	$34.19	$17,353	0.10%	0.25%	1.03%	39.58%	39.37%
2012	420	$13.88	$24.53	$6,455	0.10%	0.25%	1.27%	19.53%	19.35%
2011	497	$11.61	$20.55	$6,585	0.10%	0.25%	1.08%	(4.79%)	(4.94%)

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Consumer Discretionary
2015	202	$24.70	$23.99	$4,985	0.80%	1.00%	0.93%	3.87%	3.66%
2014	87	$23.77	$23.14	$2,065	0.80%	1.00%	0.42%	8.76%	8.54%
2013	135	$21.86	$21.32	$2,937	0.80%	1.00%	0.17%	39.97%	39.69%
2012	58	$15.62	$15.26	$899	0.80%	1.00%	0.37%	20.69%	20.44%
2011	42	$12.94	$12.67	$547	0.80%	1.00%	0.30%	(2.53%)	(2.73%)
VIP - Consumer Discretionary Investor Class
2015	646	$23.24	$23.36	$15,336	0.10%	0.25%	0.57%	4.56%	4.40%
2014	338	$22.23	$40.45	$7,746	0.10%	0.25%	0.38%	9.47%	9.31%
2013	516	$20.30	$37.01	$10,728	0.10%	0.25%	0.11%	40.91%	40.70%
2012	178	$14.41	$26.30	$2,605	0.10%	0.25%	0.35%	21.33%	21.14%
2011	101	$11.88	$21.71	$1,288	0.10%	0.25%	0.48%	(1.86%)	(2.00%)
VIP - Real Estate
2015	142	$33.00	$32.19	$4,694	0.80%	1.00%	1.72%	2.88%	2.67%
2014	161	$32.07	$31.35	$5,144	0.80%	1.00%	1.88%	29.14%	28.88%
2013	166	$24.84	$24.33	$4,119	0.80%	1.00%	1.54%	1.01%	0.81%
2012	206	$24.59	$24.13	$5,057	0.80%	1.00%	1.15%	17.62%	17.38%
2011	183	$20.91	$20.56	$3,829	0.80%	1.00%	1.13%	7.22%	7.01%
VIP - Real Estate Investor Class
2015	967	$18.96	$21.61	$20,163	0.10%	0.25%	1.82%	3.54%	3.38%
2014	986	$18.31	$44.58	$19,888	0.10%	0.25%	2.04%	29.89%	29.70%
2013	755	$14.10	$34.37	$11,765	0.10%	0.25%	1.61%	1.71%	1.55%
2012	620	$13.86	$33.85	$9,847	0.10%	0.25%	1.62%	18.31%	18.13%
2011	465	$11.72	$28.65	$6,308	0.10%	0.25%	1.12%	7.93%	7.76%
VIP - Strategic Income
2015	390	$17.71	$17.30	$6,839	0.80%	1.00%	2.69%	(2.41%)	(2.61%)
2014	430	$18.15	$17.76	$7,744	0.80%	1.00%	2.87%	2.77%	2.57%
2013	490	$17.66	$17.32	$8,632	0.80%	1.00%	3.42%	(0.51%)	(0.71%)
2012	761	$17.75	$17.44	$13,454	0.80%	1.00%	3.62%	9.61%	9.39%
2011	1,054	$16.19	$15.94	$17,037	0.80%	1.00%	5.34%	3.83%	3.62%
VIP - Strategic Income Investor Class
2015	4,413	$12.04	$16.90	$64,816	0.10%	0.25%	2.74%	(1.76%)	(1.90%)
2014	4,628	$12.25	$17.82	$69,448	0.10%	0.25%	3.06%	3.48%	3.33%
2013	4,502	$11.84	$17.25	$66,295	0.10%	0.25%	3.63%	0.16%	0.01%
2012	5,667	$11.82	$17.24	$83,125	0.10%	0.25%	3.85%	10.39%	10.23%
2011	4,581	$10.71	$15.64	$62,633	0.10%	0.25%	4.48%	4.45%	4.29%
VIP - Growth Strategies (c)
2015	—	$—	$—	$—	—	—	—	—	—
2014	32	$18.28	$17.93	$594	0.80%	1.00%	0.09%	12.67%	12.44%
2013	41	$16.22	$15.95	$655	0.80%	1.00%	0.02%	36.16%	35.88%
2012	31	$11.92	$11.74	$366	0.80%	1.00%	—	10.81%	10.58%
2011	31	$10.75	$10.61	$333	0.80%	1.00%	—	(9.72%)	(9.90%)
VIP - Growth Strategies Investor Class (c)
2015	—	$—	$—	$—	—	—	—	—	—
2014	98	$19.11	$31.82	$1,802	0.10%	0.25%	0.08%	13.48%	13.31%
2013	77	$16.84	$28.08	$1,271	0.10%	0.25%	0.01%	36.86%	36.65%
2012	48	$12.31	$20.55	$579	0.10%	0.25%	—	11.56%	11.39%
2011	61	$11.03	$18.45	$680	0.10%	0.25%	—	(9.14%)	(9.28%)
VIP - International Capital Appreciation (a)
2015	119	$16.03	$15.70	$1,904	0.80%	1.00%	0.60%	(3.16%)	(3.29%)

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.
Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - International Capital Appreciation Class R (c)
2015	—	$—	$—	$—	—	—	—	—	—
2014	111	$15.66	$15.36	$1,734	0.80%	1.00%	0.37%	2.20%	1.99%
2013	85	$15.32	$15.06	$1,292	0.80%	1.00%	0.72%	20.68%	20.43%
2012	57	$12.70	$12.51	$722	0.80%	1.00%	0.87%	24.89%	24.64%
2011	71	$10.17	$10.03	$728	0.80%	1.00%	0.77%	(13.27%)	(13.44%)
VIP - International Capital Appreciation, Investor Class (b)
2015	849	$16.76	$15.88	$14,412	0.10%	0.25%	0.74%	3.05%	2.90%
2014	619	$16.26	$31.09	$10,270	0.10%	0.25%	0.43%	2.80%	2.65%
2013	383	$15.82	$30.29	$6,283	0.10%	0.25%	0.71%	21.38%	21.20%
2012	243	$13.03	$24.99	$3,300	0.10%	0.25%	1.04%	25.68%	25.49%
2011	239	$10.37	$19.92	$2,530	0.10%	0.25%	0.86%	(12.72%)	(12.85%)
VIP - Value Leaders (c)
2015	—	$—	$—	$—	—	—	—	—	—
2014	34	$15.16	$14.87	$515	0.80%	1.00%	1.21%	12.15%	11.93%
2013	45	$13.52	$13.29	$603	0.80%	1.00%	0.45%	34.09%	33.82%
2012	59	$10.08	$9.93	$596	0.80%	1.00%	3.61%	13.08%	12.85%
2011	43	$8.92	$8.80	$385	0.80%	1.00%	1.34%	(8.73%)	(8.91%)
VIP - Value Leaders Investor Class (c)
2015	—	$—	$—	$—	—	—	—	—	—
2014	144	$18.15	$26.23	$2,470	0.10%	0.25%	1.18%	12.83%	12.66%
2013	156	$16.09	$23.28	$2,382	0.10%	0.25%	0.59%	34.95%	34.75%
2012	96	$11.92	$17.28	$1,053	0.10%	0.25%	2.41%	13.81%	13.63%
2011	115	$10.48	$15.20	$1,065	0.10%	0.25%	1.46%	(8.19%)	(8.33%)
VIP - Value
2015	143	$17.88	$17.50	$2,543	0.80%	1.00%	1.23%	(1.54%)	(1.74%)
2014	150	$18.16	$17.81	$2,710	0.80%	1.00%	1.51%	10.52%	10.30%
2013	110	$16.43	$16.15	$1,803	0.80%	1.00%	1.16%	31.40%	31.13%
2012	103	$12.50	$12.32	$1,290	0.80%	1.00%	1.68%	19.93%	19.69%
2011	126	$10.43	$10.29	$1,308	0.80%	1.00%	1.01%	(3.28%)	(3.48%)
VIP - Value Investor Class
2015	605	$19.99	$18.07	$11,990	0.10%	0.25%	1.33%	(0.86%)	(1.00%)
2014	478	$20.16	$35.33	$9,478	0.10%	0.25%	1.46%	11.17%	11.00%
2013	369	$18.14	$31.83	$6,606	0.10%	0.25%	1.16%	32.28%	32.09%
2012	297	$13.71	$24.10	$4,083	0.10%	0.25%	1.72%	20.71%	20.53%
2011	319	$11.36	$19.99	$3,587	0.10%	0.25%	1.03%	(8.19%)	(2.84%)
VIP - Growth Stock (c)
2015	—	$—	$—	$—	—	—	—	—	—
2014	146	$21.29	$20.88	$3,111	0.80%	1.00%	0.95%	11.69%	11.46%
2013	66	$19.06	$18.74	$1,263	0.80%	1.00%	0.62%	33.80%	33.53%
2012	58	$14.25	$14.03	$832	0.80%	1.00%	0.91%	17.43%	17.20%
2011	36	$12.13	$11.97	$434	0.80%	1.00%	—	0.01%	(0.19%)
VIP - Growth Stock Investor Class (c)
2015	—	$—	$—	$—	—	—	—	—	—
2014	392	$21.55	$35.00	$8,755	0.10%	0.25%	0.86%	12.41%	12.24%
2013	294	$19.17	$31.18	$5,893	0.10%	0.25%	0.66%	34.60%	34.40%
2012	187	$14.24	$23.20	$2,844	0.10%	0.25%	0.88%	18.27%	18.09%
2011	119	$12.04	$19.65	$1,494	0.10%	0.25%	—	0.57%	0.42%

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom Income
2015	71	$14.02	$14.02	$1,002	0.80%	0.80%	1.63%	(1.14%)	(1.14%)
2014	245	$14.18	$14.18	$3,473	0.80%	0.80%	1.48%	2.95%	2.95%
2013	262	$13.78	$13.78	$3,608	0.80%	0.80%	1.69%	4.70%	4.70%
2012	101	$13.16	$13.16	$1,329	0.80%	0.80%	1.85%	5.67%	5.67%
2011	62	$12.45	$12.45	$776	0.80%	0.80%	1.51%	0.82%	0.82%
VIP - Freedom Income Investor Class
2015	223	$12.18	$14.60	$3,228	0.10%	0.25%	1.37%	(0.47%)	(0.62%)
2014	277	$12.24	$15.07	$4,063	0.10%	0.25%	1.46%	3.70%	3.54%
2013	296	$11.80	$14.56	$4,188	0.10%	0.25%	1.60%	5.32%	5.16%
2012	258	$11.20	$13.84	$3,496	0.10%	0.25%	1.73%	6.44%	6.27%
2011	175	$13.03	$12.70	$2,237	0.10%	0.25%	1.71%	1.44%	1.29%
VIP - Freedom 2005
2015	26	$15.06	$15.06	$384	0.80%	0.80%	1.32%	(1.05%)	(1.05%)
2014	43	$15.22	$15.22	$657	0.80%	0.80%	1.82%	3.46%	3.46%
2013	33	$14.71	$14.71	$490	0.80%	0.80%	2.39%	8.86%	8.86%
2012	17	$13.51	$13.51	$233	0.80%	0.80%	1.39%	8.68%	8.68%
2011	22	$12.43	$12.43	$278	0.80%	0.80%	1.58%	(0.62%)	(0.62%)
VIP - Freedom 2005 Investor Class
2015	194	$13.42	$15.47	$2,834	0.10%	0.25%	1.90%	(0.41%)	(0.56%)
2014	175	$13.48	$18.42	$2,595	0.10%	0.25%	1.42%	4.14%	3.99%
2013	187	$12.94	$17.71	$2,715	0.10%	0.25%	1.82%	9.62%	9.46%
2012	135	$11.81	$16.18	$1,761	0.10%	0.25%	1.83%	9.50%	9.33%
2011	92	$10.78	$14.80	$1,159	0.10%	0.25%	1.47%	(0.08%)	(0.23%)
VIP - Freedom 2010
2015	75	$16.07	$16.07	$1,211	0.80%	0.80%	1.76%	(1.09%)	(1.09%)
2014	81	$16.25	$16.25	$1,317	0.80%	0.80%	1.30%	3.70%	3.70%
2013	118	$15.67	$15.67	$1,846	0.80%	0.80%	1.90%	12.58%	12.58%
2012	99	$13.92	$13.92	$1,380	0.80%	0.80%	1.86%	10.88%	10.88%
2011	111	$12.55	$12.55	$1,399	0.80%	0.80%	2.03%	(0.99%)	(0.99%)
VIP - Freedom 2010 Investor Class
2015	343	$14.30	$16.47	$5,631	0.10%	0.25%	1.65%	(0.44%)	(0.59%)
2014	384	$14.36	$20.00	$6,373	0.10%	0.25%	1.54%	4.46%	4.30%
2013	419	$13.75	$19.17	$6,673	0.10%	0.25%	1.79%	13.29%	13.12%
2012	391	$12.14	$16.95	$5,620	0.10%	0.25%	1.89%	11.70%	11.54%
2011	384	$10.87	$15.19	$4,940	0.10%	0.25%	1.99%	(0.45%)	(0.60%)
VIP - Freedom 2015
2015	186	$16.45	$16.45	$3,052	0.80%	0.80%	1.80%	(1.13%)	(1.13%)
2014	205	$16.64	$16.64	$3,407	0.80%	0.80%	1.59%	3.86%	3.86%
2013	233	$16.02	$16.02	$3,732	0.80%	0.80%	1.82%	13.50%	13.50%
2012	226	$14.11	$14.11	$3,195	0.80%	0.80%	1.88%	11.33%	11.33%
2011	274	$12.68	$12.68	$3,476	0.80%	0.80%	2.13%	(1.15%)	(1.15%)
VIP - Freedom 2015 Investor Class
2015	413	$14.51	$16.77	$7,148	0.10%	0.25%	1.56%	(0.44%)	(0.59%)
2014	503	$14.57	$20.54	$8,580	0.10%	0.25%	1.68%	4.54%	4.38%
2013	507	$13.94	$19.67	$8,315	0.10%	0.25%	1.90%	14.24%	14.07%
2012	515	$12.20	$17.25	$7,378	0.10%	0.25%	1.99%	11.98%	11.82%
2011	474	$10.90	$15.42	$6,076	0.10%	0.25%	2.03%	(0.43%)	(0.58%)
VIP - Freedom 2020
2015	168	$16.56	$16.56	$2,788	0.80%	0.80%	1.85%	(1.07%)	(1.07%)
2014	168	$16.74	$16.74	$2,806	0.80%	0.80%	1.55%	3.99%	3.99%
2013	182	$16.09	$16.09	$2,926	0.80%	0.80%	1.86%	15.09%	15.09%
2012	159	$13.98	$13.98	$2,224	0.80%	0.80%	2.00%	12.47%	12.47%
2011	164	$12.43	$12.43	$2,038	0.80%	0.80%	2.09%	(1.82%)	(1.82%)

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2020 Investor Class
2015	1,216	$15.03	$16.78	$19,998	0.10%	0.25%	1.79%	(0.45%)	(0.60%)
2014	1,191	$15.10	$16.88	$20,070	0.10%	0.25%	1.74%	4.65%	4.49%
2013	1,138	$14.43	$21.17	$18,472	0.10%	0.25%	1.99%	15.85%	15.67%
2012	897	$12.46	$18.30	$12,614	0.10%	0.25%	2.09%	13.19%	13.01%
2011	815	$11.01	$16.19	$10,164	0.10%	0.25%	2.13%	(1.21%)	(1.36%)
VIP - Freedom 2025
2015	64	$17.41	$17.41	$1,109	0.80%	0.80%	1.67%	(0.98%)	(0.98%)
2014	73	$17.58	$17.58	$1,280	0.80%	0.80%	1.69%	4.22%	4.22%
2013	70	$16.87	$16.87	$1,177	0.80%	0.80%	2.71%	18.99%	18.99%
2012	40	$14.18	$14.18	$569	0.80%	0.80%	1.89%	14.18%	14.18%
2011	39	$12.42	$12.42	$490	0.80%	0.80%	1.96%	(2.89%)	(2.89%)
VIP - Freedom 2025 Investor Class
2015	553	$15.88	$17.57	$10,086	0.10%	0.25%	1.88%	(0.42%)	(0.57%)
2014	561	$15.95	$23.65	$10,257	0.10%	0.25%	1.82%	4.94%	4.78%
2013	433	$15.20	$22.57	$7,627	0.10%	0.25%	2.04%	19.83%	19.65%
2012	352	$12.68	$18.86	$5,216	0.10%	0.25%	2.31%	14.94%	14.77%
2011	289	$11.03	$16.44	$3,774	0.10%	0.25%	2.53%	(2.38%)	(2.53%)
VIP - Freedom 2030
2015	64	$17.20	$17.20	$1,107	0.80%	0.80%	1.69%	(1.03%)	(1.03%)
2014	65	$17.38	$17.38	$1,135	0.80%	0.80%	1.37%	4.12%	4.12%
2013	85	$16.69	$16.69	$1,423	0.80%	0.80%	1.45%	20.69%	20.69%
2012	108	$13.83	$13.83	$1,490	0.80%	0.80%	2.09%	14.65%	14.65%
2011	113	$12.06	$12.06	$1,360	0.80%	0.80%	2.10%	(3.37%)	(3.37%)
VIP - Freedom 2030 Investor Class
2015	583	$16.21	$17.29	$10,123	0.10%	0.25%	1.65%	(0.42%)	(0.57%)
2014	555	$16.28	$24.56	$9,900	0.10%	0.25%	1.63%	4.72%	4.57%
2013	485	$15.55	$23.49	$8,266	0.10%	0.25%	1.87%	21.60%	21.41%
2012	369	$12.78	$19.35	$5,204	0.10%	0.25%	2.26%	15.38%	15.21%
2011	315	$11.08	$16.79	$3,866	0.10%	0.25%	2.15%	(2.87%)	(3.02%)
VIP - Freedom Lifetime Income I
2015	130	$15.39	$15.39	$2,008	0.60%	0.60%	2.01%	(0.95%)	(0.95%)
2014	143	$15.54	$15.54	$2,221	0.60%	0.60%	1.73%	4.05%	4.05%
2013	152	$14.93	$14.93	$2,271	0.60%	0.60%	1.81%	9.31%	9.31%
2012	161	$13.66	$13.66	$2,206	0.60%	0.60%	1.88%	9.76%	9.76%
2011	171	$12.45	$12.45	$2,133	0.60%	0.60%	2.04%	(0.12%)	(0.12%)
VIP - Freedom Lifetime Income II
2015	45	$16.06	$16.06	$721	0.60%	0.60%	1.93%	(0.83%)	(0.83%)
2014	48	$16.20	$16.20	$780	0.60%	0.60%	2.19%	4.43%	4.43%
2013	37	$15.51	$15.51	$569	0.60%	0.60%	1.76%	12.08%	12.08%
2012	40	$13.84	$13.84	$560	0.60%	0.60%	1.94%	10.93%	10.93%
2011	43	$12.48	$12.48	$542	0.60%	0.60%	2.14%	(0.35%)	(0.35%)
VIP - Freedom Lifetime Income III
2015	129	$17.08	$17.08	$2,207	0.60%	0.60%	2.36%	(0.87%)	(0.87%)
2014	96	$17.23	$17.23	$1,662	0.60%	0.60%	2.33%	4.67%	4.67%
2013	67	$16.46	$16.46	$1,105	0.60%	0.60%	63.75%	19.70%	19.70%
VIP - Disciplined Small Cap
2015	114	$15.65	$15.34	$1,770	0.80%	1.00%	0.61%	(2.77%)	(2.97%)
2014	94	$16.09	$15.81	$1,502	0.80%	1.00%	0.26%	4.44%	4.23%
2013	199	$15.41	$15.17	$3,054	0.80%	1.00%	0.62%	37.25%	36.97%
2012	103	$11.23	$11.08	$1,148	0.80%	1.00%	1.57%	18.05%	17.81%
2011	146	$9.51	$9.40	$1,385	0.80%	1.00%	0.51%	(2.15%)	(2.35%)

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Disciplined Small Cap Investor Class
2015	874	$20.59	$16.38	$16,375	0.10%	0.25%	0.55%	(2.10%)	(2.25%)
2014	750	$21.03	$16.75	$14,331	0.10%	0.25%	0.33%	5.05%	4.89%
2013	836	$20.02	$29.63	$15,210	0.10%	0.25%	0.52%	38.04%	37.84%
2012	463	$14.51	$21.50	$6,043	0.10%	0.25%	1.98%	18.84%	18.66%
2011	455	$12.21	$18.12	$5,050	0.10%	0.25%	0.44%	(1.45%)	(1.59%)
VIP - FundsManager 20%
2015	4,917	$12.26	$13.01	$66,645	0.10%	1.00%	1.14%	(0.13%)	(1.03%)
2014	5,225	$12.27	$13.15	$70,950	0.10%	1.00%	1.27%	4.02%	3.08%
2013	5,195	$11.80	$12.76	$67,944	0.10%	1.00%	1.18%	5.52%	4.57%
2012	5,465	$11.18	$12.20	$67,733	0.10%	1.00%	1.46%	5.48%	4.52%
2011	5,127	$10.60	$11.67	$60,651	0.10%	1.00%	1.78%	2.20%	1.29%
VIP - FundsManager 50%
2015	7,415	$14.38	$14.08	$112,680	0.10%	1.00%	1.17%	0.04%	(0.86%)
2014	7,136	$14.38	$14.21	$109,141	0.10%	1.00%	1.18%	4.99%	4.05%
2013	6,860	$13.69	$13.65	$100,102	0.10%	1.00%	1.04%	14.78%	13.75%
2012	6,362	$11.93	$12.00	$81,236	0.10%	1.00%	1.30%	10.02%	9.03%
2011	5,974	$10.84	$11.01	$70,062	0.10%	1.00%	1.77%	(0.52%)	(1.41%)
VIP - FundsManager 60%
2015	11,025	$15.17	$19.15	$162,640	0.10%	1.40%	1.08%	0.31%	(0.99%)
2014	10,975	$15.12	$19.34	$162,728	0.10%	1.40%	1.26%	5.30%	3.93%
2013	11,234	$14.36	$18.61	$160,786	0.10%	1.40%	1.20%	18.50%	16.96%
2012	10,966	$12.12	$15.91	$133,258	0.10%	1.40%	1.44%	11.49%	10.03%
2011	11,194	$10.87	$14.46	$123,193	0.10%	1.40%	1.40%	(2.12%)	(3.39%)
VIP - FundsManager 70%
2015	5,176	$15.88	$14.31	$81,751	0.10%	1.00%	0.95%	0.39%	(0.52%)
2014	4,965	$15.82	$14.38	$78,430	0.10%	1.00%	1.13%	5.05%	4.10%
2013	5,145	$15.05	$13.82	$77,464	0.10%	1.00%	1.14%	21.63%	20.54%
2012	5,006	$12.38	$11.46	$61,953	0.10%	1.00%	1.56%	13.11%	12.08%
2011	5,129	$10.94	$10.23	$56,375	0.10%	1.00%	1.55%	(3.00%)	(3.87%)
VIP - FundsManager 85%
2015	2,066	$16.75	$14.23	$33,906	0.10%	1.00%	1.47%	0.29%	(0.61%)
2014	1,935	$16.70	$14.32	$31,583	0.10%	1.00%	1.02%	5.19%	4.24%
2013	1,736	$15.88	$13.73	$26,863	0.10%	1.00%	0.96%	27.60%	26.45%
2012	1,651	$12.44	$10.86	$20,169	0.10%	1.00%	1.22%	14.00%	12.97%
2011	2,061	$10.92	$9.61	$21,929	0.10%	1.00%	1.11%	(5.39%)	(6.24%)
VIP - Consumer Staples
2015	110	$21.90	$21.52	$2,398	0.80%	1.00%	1.71%	8.58%	8.36%
2014	85	$20.17	$19.86	$1,694	0.80%	1.00%	1.41%	14.74%	14.51%
2013	113	$17.58	$17.34	$1,981	0.80%	1.00%	1.55%	20.83%	20.58%
2012	144	$14.55	$14.38	$2,093	0.80%	1.00%	1.72%	14.47%	14.24%
2011	107	$12.71	$12.59	$1,352	0.80%	1.00%	1.92%	7.32%	7.10%
VIP - Consumer Staples Investor Class
2015	867	$21.37	$22.82	$19,305	0.10%	0.25%	1.58%	9.30%	9.13%
2014	754	$19.55	$26.16	$15,414	0.10%	0.25%	1.49%	15.40%	15.23%
2013	757	$16.94	$22.71	$13,390	0.10%	0.25%	2.02%	21.67%	21.48%
2012	550	$13.93	$18.69	$8,104	0.10%	0.25%	2.06%	15.19%	15.01%
2011	346	$12.09	$16.25	$4,469	0.10%	0.25%	1.62%	7.97%	7.80%
VIP - Materials
2015	49	$15.94	$15.67	$781	0.80%	1.00%	1.17%	(9.74%)	(9.92%)
2014	71	$17.66	$17.39	$1,241	0.80%	1.00%	0.93%	(0.43%)	(0.63%)
2013	81	$17.74	$17.50	$1,434	0.80%	1.00%	0.89%	21.18%	20.93%
2012	145	$14.64	$14.47	$2,125	0.80%	1.00%	0.65%	19.18%	18.94%
2011	170	$12.28	$12.17	$2,084	0.80%	1.00%	1.22%	(8.94%)	(9.12%)

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Materials Investor Class
2015	292	$15.43	$16.61	$4,906	0.10%	0.25%	1.24%	(9.18%)	(9.32%)
2014	356	$16.99	$37.13	$6,538	0.10%	0.25%	0.97%	0.21%	0.06%
2013	299	$16.96	$37.11	$5,595	0.10%	0.25%	1.04%	21.95%	21.77%
2012	289	$13.90	$30.47	$4,561	0.10%	0.25%	0.88%	19.95%	19.77%
2011	301	$11.59	$25.44	$4,047	0.10%	0.25%	1.27%	(8.39%)	(8.53%)
VIP - Telecommunications
2015	54	$12.85	$12.63	$694	0.80%	1.00%	1.33%	1.62%	1.41%
2014	45	$12.65	$12.45	$575	0.80%	1.00%	3.58%	2.67%	2.46%
2013	30	$12.32	$12.15	$374	0.80%	1.00%	1.04%	20.31%	20.07%
2012	241	$10.24	$10.12	$2,465	0.80%	1.00%	4.11%	19.27%	19.03%
2011	34	$8.58	$8.50	$294	0.80%	1.00%	0.91%	(2.78%)	(2.98%)
VIP - Telecommunications Investor Class
2015	174	$17.18	$13.39	$2,648	0.10%	0.25%	1.40%	2.28%	2.13%
2014	128	$16.80	$31.81	$1,993	0.10%	0.25%	3.58%	3.37%	3.22%
2013	126	$16.25	$30.82	$1,860	0.10%	0.25%	2.20%	21.15%	20.97%
2012	60	$13.41	$25.48	$761	0.10%	0.25%	1.13%	19.87%	19.69%
2011	69	$11.19	$21.28	$750	0.10%	0.25%	1.31%	(2.13%)	(2.28%)
VIP - Emerging Markets (a)
2015	45	$7.43	$7.32	$340	0.80%	1.00%	0.49%	(14.46%)	(14.57%)
VIP - Emerging Markets, Class R (c)
2015	—	$—	$—	$—	—	—	—	—	—
2014	52	$8.33	$8.22	$429	0.80%	1.00%	0.27%	0.54%	0.34%
2013	61	$8.28	$8.19	$504	0.80%	1.00%	0.53%	3.12%	2.91%
2012	113	$8.03	$7.96	$911	0.80%	1.00%	1.04%	13.45%	13.22%
2011	123	$7.08	$7.03	$871	0.80%	1.00%	0.77%	(21.72%)	(21.88%)
VIP - Emerging Markets Investor Class (b)
2015	298	$9.87	$7.71	$2,764	0.10%	0.25%	0.52%	(10.17%)	(10.31%)
2014	263	$10.99	$22.92	$2,725	0.10%	0.25%	0.28%	1.20%	1.05%
2013	237	$10.86	$22.68	$2,448	0.10%	0.25%	0.69%	3.79%	3.64%
2012	236	$10.46	$21.89	$2,335	0.10%	0.25%	0.87%	14.03%	13.86%
2011	352	$9.18	$19.22	$3,103	0.10%	0.25%	0.95%	(21.13%)	(21.25%)
VIP - Floating Rate High Income (a)
2015	19	$9.81	$9.78	$189	0.80%	1.00%	4.95%	(0.89%)	(1.09%)
2014	9	$9.90	$9.88	$90	0.80%	1.00%	1.94%	(1.03%)	(1.16%)
VIP - Floating Rate High Income Investor Class (a)
2015	1,305	$9.92	$9.90	$12,927	0.10%	0.25%	3.52%	(0.19%)	(0.34%)
2014	2,087	$9.94	$9.93	$20,736	0.10%	0.25%	2.53%	(0.60%)	(0.70%)
UIF - Emerging Markets Equity
2015	405	$9.41	$22.30	$5,790	0.10%	1.00%	0.81%	(10.78%)	(11.59%)
2014	492	$10.54	$25.22	$7,783	0.10%	1.00%	0.37%	(4.58%)	(5.44%)
2013	575	$11.05	$26.68	$9,679	0.10%	1.00%	1.18%	(1.12%)	(2.01%)
2012	654	$11.18	$27.22	$11,718	0.10%	1.00%	—	19.83%	18.75%
2011	790	$9.35	$22.93	$12,293	0.10%	1.00%	0.42%	(18.30%)	(19.03%)
UIF - Emerging Markets Debt
2015	791	$11.54	$28.91	$12,227	0.10%	1.00%	5.30%	(1.21%)	(2.10%)
2014	959	$11.68	$29.53	$14,915	0.10%	1.00%	5.44%	2.82%	1.90%
2013	1,207	$11.36	$28.98	$18,207	0.10%	1.00%	3.99%	(8.84%)	(9.66%)
2012	1,758	$12.46	$32.08	$28,999	0.10%	1.00%	2.78%	17.84%	16.78%
2011	1,070	$10.57	$27.47	$15,451	0.10%	1.00%	3.45%	6.93%	5.97%

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.
Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
UIF - Global Strategist (b)
2015	367	$13.65	$14.85	$5,021	0.10%	1.00%	1.49%	(6.49%)	(7.33%)
2014	479	$14.60	$16.03	$6,972	0.10%	1.00%	0.85%	2.05%	1.13%
2013	319	$14.31	$15.85	$4,586	0.10%	1.00%	0.11%	15.83%	14.79%
2012	288	$12.35	$13.81	$3,546	0.10%	1.00%	2.07%	13.73%	12.70%
2011	291	$10.86	$12.25	$3,197	0.10%	1.00%	1.35%	(3.77%)	(4.64%)
Invesco - Van Kampen Global Core Equity
2015	238	$13.86	$16.60	$3,166	0.10%	1.00%	1.34%	(1.52%)	(2.41%)
2014	235	$14.08	$17.01	$3,202	0.10%	1.00%	1.88%	0.59%	(0.32%)
2013	265	$13.99	$17.06	$3,637	0.10%	1.00%	2.00%	22.38%	21.28%
2012	265	$11.44	$14.07	$3,038	0.10%	1.00%	2.40%	13.63%	12.61%
2011	253	$10.06	$12.49	$2,570	0.10%	1.00%	3.51%	(10.97%)	(11.78%)
WFAF - Advantage VT Discovery
2015	94	$34.90	$33.74	$3,271	0.80%	1.00%	—	(2.25%)	(2.45%)
2014	105	$35.70	$34.59	$3,738	0.80%	1.00%	—	(0.45%)	(0.65%)
2013	117	$35.86	$34.82	$4,162	0.80%	1.00%	0.01%	42.65%	42.36%
2012	127	$25.14	$24.46	$3,175	0.80%	1.00%	—	16.79%	16.55%
2011	139	$21.52	$20.98	$2,981	0.80%	1.00%	—	(0.38%)	(0.58%)
WFAF - Advantage VT Opportunity
2015	43	$35.31	$34.15	$1,501	0.80%	1.00%	0.13%	(3.86%)	(4.05%)
2014	45	$36.73	$35.59	$1,672	0.80%	1.00%	0.06%	9.54%	9.32%
2013	52	$33.53	$32.56	$1,723	0.80%	1.00%	0.20%	29.63%	29.37%
2012	66	$25.87	$25.17	$1,698	0.80%	1.00%	0.09%	14.59%	14.36%
2011	82	$22.57	$22.01	$1,835	0.80%	1.00%	0.14%	(6.27%)	(6.46%)
Lazard - Retirement Emerging Markets
2015	864	$8.68	$11.01	$8,927	0.10%	1.00%	1.27%	(19.98%)	(20.70%)
2014	1,010	$10.85	$13.89	$13,470	0.10%	1.00%	1.98%	(4.48%)	(5.34%)
2013	1,070	$11.36	$14.67	$14,934	0.10%	1.00%	1.51%	(1.11%)	(2.00%)
2012	1,136	$11.49	$14.97	$16,730	0.10%	1.00%	1.84%	22.22%	21.11%
2011	1,174	$9.40	$12.36	$14,369	0.10%	1.00%	2.23%	(17.87%)	(18.61%)
PVIT - Commodity Real Return
2015	239	$5.27	$5.09	$1,252	0.10%	1.00%	4.47%	(25.78%)	(26.45%)
2014	256	$7.09	$6.92	$1,807	0.10%	1.00%	0.36%	(18.51%)	(19.24%)
2013	238	$8.71	$8.57	$2,074	0.10%	1.00%	1.73%	(14.79%)	(15.55%)
2012	174	$10.22	$10.15	$1,776	0.10%	1.00%	2.08%	2.06%	1.37	% (d)
PVIT - Low Duration
2015	4,123	$10.85	$10.86	$45,985	0.10%	1.00%	3.39%	0.21%	(0.69%)
2014	4,587	$10.82	$10.94	$51,190	0.10%	1.00%	1.12%	0.75%	(0.16%)
2013	5,451	$10.74	$10.96	$60,298	0.10%	1.00%	1.46%	(0.24%)	(1.13%)
2012	5,192	$10.77	$11.08	$57,840	0.10%	1.00%	1.90%	5.75%	4.79%
2011	4,976	$10.18	$10.57	$52,559	0.10%	1.00%	1.67%	1.01%	0.10%
PVIT - Real Return
2015	1,644	$11.01	$11.56	$19,153	0.10%	1.00%	3.78%	(2.80%)	(3.68%)
2014	2,087	$11.33	$12.00	$25,019	0.10%	1.00%	1.42%	2.99%	2.06%
2013	2,603	$11.00	$11.76	$30,436	0.10%	1.00%	1.26%	(9.31%)	(10.13%)
2012	4,554	$12.13	$13.09	$58,975	0.10%	1.00%	1.05%	8.65%	7.66%
2011	3,631	$11.17	$12.16	$43,532	0.10%	1.00%	2.00%	11.55%	10.55%
PVIT - Total Return
2015	3,978	$11.59	$12.00	$48,412	0.10%	1.00%	4.91%	0.35%	(0.56%)
2014	4,299	$11.55	$12.07	$52,349	0.10%	1.00%	2.16%	4.17%	3.24%
2013	5,296	$11.08	$11.69	$62,151	0.10%	1.00%	2.17%	(2.06%)	(2.94%)
2012	7,451	$11.32	$12.04	$89,156	0.10%	1.00%	2.56%	9.48%	8.49%
2011	5,383	$10.34	$11.10	$59,236	0.10%	1.00%	2.64%	3.50%	2.57%

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
Blackrock - Global Allocation V.I.
2015	3,288	$11.76	$11.36	$38,481	0.10%	1.00%	1.01%	(0.97%)	(1.86%)
2014	3,196	$11.87	$11.58	$37,821	0.10%	1.00%	2.06%	1.86%	0.95%
2013	2,911	$11.65	$11.47	$33,846	0.10%	1.00%	1.59%	14.44%	13.41%
2012	834	$10.18	$10.11	$8,487	0.10%	1.00%	2.86%	2.86%	2.26	% (d)
FTVIP - Templeton Global Bond (b)
2015	1,459	$10.66	$10.30	$15,498	0.10%	1.00%	8.01%	(4.40%)	(5.26%)
2014	1,804	$11.15	$10.88	$20,057	0.10%	1.00%	4.97%	1.73%	1.02%
2013	1,535	$10.96	$10.79	$16,796	0.10%	1.00%	5.30%	1.53%	0.61%
2012	767	$10.80	$10.74	$8,276	0.10%	0.80%	2.23%	7.96%	7.39	% (d)
FTVIP - Franklin U.S. Gov't Securities (b)
2015	642	$10.28	$10.02	$6,588	0.10%	0.80%	2.45%	0.37%	(0.33%)
2014	400	$10.25	$10.05	$4,093	0.10%	0.80%	2.48%	3.28%	2.56%
2013	323	$9.92	$9.80	$3,198	0.10%	0.80%	3.02%	(2.34%)	(3.02%)
2012	578	$10.16	$10.10	$5,870	0.10%	0.80%	0.62%	1.08%	0.54	% (d)

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.

7. Subsequent Events

The Account has evaluated subsequent events from the balance sheet date through the date of this report and no events have occurred that would require disclosure.

(1)  These amounts represent annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(2)  These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(3)  These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4)  The unit value and total return columns labeled "Highest" correspond with the product with the lowest expense ratio. The unit value and total return columns labeled "Lowest" correspond with the product with the highest expense ratio. Please see Footnote 3 for additional information regarding total return.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Empire Fidelity Investments Life Insurance Company and the Contractholders of Empire Fidelity Investments Variable Annuity Account A of Empire Fidelity Investments Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Empire Fidelity Investments Variable Annuity Account A of Empire Fidelity Investments Life Insurance Company at December 31, 2015 the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts
April 20, 2016

Annual Report

Retirement Reserves, Income Advantage, Personal Retirement, Freedom Lifetime Income and Growth and Guaranteed Income are issued by Empire Fidelity Investments Life Insurance Company. N.Y., N.Y.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc., and Fidelity Investments Institutional Services Company, Inc. are the distributors.

900 Salem Street, Smithfield, RI 02917

N.EVA/E.FIA-ANN-0216

1.XXXXXX.XXX

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

FINANCIAL STATEMENTS

for the years ended DECEMBER 31, 2015, 2014 AND 2013

TABLE OF CONTENTS	PAGE(S)

Independent Auditor’s Report	1-2

Balance Sheets	3

Statements of Comprehensive Income	4

Statements of Stockholder’s Equity	5

Statements of Cash Flows	6

Notes to Financial Statements	7 - 25

Independent Auditor’s Report

To the Board of Directors of

Empire Fidelity Investments Life Insurance Company:

We have audited the accompanying financial statements of Empire Fidelity Investments Life Insurance Company (the “Company”), which comprise the balance sheets as of December 31, 2015 and 2014, the related statement of comprehensive income, the statement of stockholders equity, and the statement of cash flows for the years then ended.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits.  We conducted our audits in accordance with auditing standards generally accepted in the United States of America.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements.  The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error.  In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control.  Accordingly, we express no such opinion.  An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

1

Opinion

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Empire Fidelity Investments Life Insurance Company as of December 31, 2015 and 2014, and the results of their operations and their cash flows for the years then ended in accordance with accounting principles generally accepted in the United States of America.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts

April 20, 2016

2

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

BALANCE SHEETS

(in thousands, except share data)

	December 31,
	2015	2014
ASSETS

Investments:
Debt securities, available-for-sale, at fair value (Amortized cost of $136,480 in 2015 and $123,802 in 2014)	$135,997	$124,849
Policy loans	37	37

Total investments	136,034	124,886

Cash and cash equivalents	9,458	8,571
Accrued investment income	1	1
Deferred policy acquisition costs	52,016	49,786
Reinsurance deposit and receivables	81,922	86,825
Property and equipment, net
Other assets	2,541	2,329
Income taxes receivable	591	2,205
Separate account assets	2,289,935	2,304,097

Total assets	2,572,498	$2,578,700

LIABILITIES

Future contract and policy benefits	55,654	58,313
Contract holder deposit funds	98,570	93,994
Payable to parent and affiliates, net	535	857
Investment trades payable	—	257
Other liabilities and accrued expenses	3,049	3,186
Deferred tax liability	10,207	9,831
Separate account liabilities	2,289,935	2,304,097

Total liabilities	2,457,950	2,470,535

Commitments and contingencies (Note 11)

STOCKHOLDER’S EQUITY

Common stock, par value $10 per share - 200,000 shares authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	13,500	13,500
Accumulated other comprehensive income	(210)	574
Retained earnings	99,258	92,091

Total stockholder’s equity	114,548	108,165

Total liabilities and stockholder’s equity	$2,572,498	$2,578,700

The accompanying notes are an integral part of the financial statements

3

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

	For the years ended December 31,
	2015	2014	2013

Revenues:
Fees charged to contract holders	$10,151	$10,266	$9,643
Interest on reinsurance deposit	2,040	2,075	2,225
Net investment income	2,596	2,034	1,548
Fund administration fees (1)	6,329	5,947	5,274
Premiums, net	782	369	398
Net realized investment gains:
Net realized investment gains on sales	185	341	86

Total revenues	22,083	21,032	19,174

Benefits and expenses:
Underwriting, acquisition and insurance expenses (1)	6,503	6,324	5,961
Contract and policy benefits and expenses	5,401	4,466	5,736

Total benefits and expenses	11,904	10,790	11,697

Income before income taxes	10,179	10,242	7,477

Income tax expense	3,012	3,063	1,837

Net income	7,167	7,179	5,640

Other comprehensive (loss) income, before tax:
Unrealized (losses) gains on securities:
Net unrealized holding (losses) gains during the period	(1,021)	973	(1,505)
Reclassification adjustment for net realized gains included in net income	(185)	(341)	(86)
Benefit (provision) for income taxes related to items of other comprehensive income (loss)	422	(221)	574

Other comprehensive (loss) income, net of tax	(784)	411	(1,017)

Comprehensive income	$6,383	$7,590	$4,623

(1) Includes affiliated company transactions (Note 8)

The accompanying notes are an integral part of the financial statements

4

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

STATEMENTS OF STOCKHOLDER’S EQUITY

(in thousands)

For the years ended December 31, 2015, 2014 and 2013

			Accumulated
		Additional	Other		Total
	Common	Paid-In	Comprehensive	Retained	Stockholder’s
	Stock	Capital	Income	Earnings	Equity

Balance at December 31, 2012	$2,000	$13,500	$1,180	$79,272	$95,952

Comprehensive income:
Net income	—	—	—	5,640	5,640
Other comprehensive (loss) income	—	—	(1,017)	—	(1,017)

Balance at December 31, 2013	$2,000	$13,500	$163	$84,912	$100,575

Comprehensive income:
Net income	—	—	—	7,179	7,179
Other comprehensive income (loss)	—	—	411	—	411

Balance at December 31, 2014	$2,000	$13,500	$574	$92,091	$108,165

Comprehensive income:
Net income	—	—	—	7,167	7,167
Other comprehensive (loss) income	—	—	(784)	—	(784)

Balance at December 31, 2015	$2,000	$13,500	$(210)	$99,258	$114,548

The accompanying notes are an integral part of the financial statements

5

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

STATEMENTS OF CASH FLOWS

(in thousands)

	For the years ended December 31,
	2015	2014	2013

Cash flows provided by (used for) operating activities:
Net income	$7,167	$7,179	$5,640
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization and depreciation	438	467	505
Net realized investment gains on sales	(185)	(341)	(86)
Provision for deferred taxes	798	804	1,565
Change in assets and liabilities:
Accrued investment income	—	1	—
Change in deferred policy acquisition costs, net of amortization	(1,906)	(2,503)	(4,946)
Future contract and policy benefits, net	6,624	7,412	8,249
Reinsurance deposit and receivables	4,903	6,249	5,607
Payable to parent and affiliates, net	(322)	(330)	640
Income taxes	1,614	158	(628)
Other assets and other liabilities, net	(349)	(833)	901

Net cash provided by operating activities	18,782	18,263	17,447

Cash flows provided by (used for) investing activities:
Purchase of debt securities	(85,975)	(108,964)	(130,307)
Proceeds from sales of debt securities	70,605	89,686	106,394
Proceeds from maturities and calls of debt securities	2,439	2,445	2,394
Investment trades payable (receivable)	(257)	257	(2)
Change in policy loans	—	(1)	(1)

Net cash used for investing activities	(13,188)	(16,577)	(21,522)

Cash flows provided by (used for) financing activities:
Deposits credited to variable annuity contracts	157,217	161,032	203,351
Net transfers from separate account	2,777	(18,258)	(39,171)
Withdrawals from variable annuity contracts	(158,251)	(141,127)	(156,474)
Withdrawals from fixed annuity contracts	(6,450)	(6,983)	(7,805)

Net cash used for financing activities	(4,707)	(5,336)	(99)

Net increase (decrease) in cash and cash equivalents	887	(3,650)	(4,174)

Cash and cash equivalents:
Beginning of year	8,571	12,221	16,395
End of year	$9,458	$8,571	$12,221

The accompanying notes are an integral part of the financial statements

6

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

1.    ORGANIZATION AND NATURE OF OPERATIONS:

Empire Fidelity Investments Life Insurance Company (the “Company”) is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company (“FILI”), which is a wholly-owned subsidiary of FMR LLC.  The Company operates exclusively in the State of New York.

The Company issues variable deferred and immediate annuity contracts and variable universal life policies.  Amounts invested in the fixed option of the contracts are allocated to the general account of the Company.  Amounts invested in the variable option of the annuity contracts are allocated to the Variable Annuity Account A, which is a separate account of the Company.  Amounts invested in the variable universal life policies are allocated to the Variable Life Account A, also a separate account of the Company.  The assets of the Variable Annuity Account A are invested in certain portfolios of the Fidelity Variable Insurance Products funds, the Fidelity Variable Insurance Product Funds (Investor Class), the Universal Institutional Funds, the Wells Fargo Advantage Variable Trust Funds, the Lazard Retirement Series, Inc., Invesco Advisers Inc., the PIMCO Variable Insurance Trust Funds, the Franklin Templeton Variable Insurance Products Trust Funds and the Blackrock Variable Series Funds.  Separate account assets are reported at the net asset value of such portfolios.  The assets of the Variable Life Accounts are invested in certain portfolios of the Fidelity Variable Insurance Product funds, the Universal Institutional funds, Invesco Advisers Inc., and the Lazard Retirement Series, Inc.

The Company offers a term life insurance product with level premium paying periods of ten, fifteen and twenty years.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Basis of Presentation

The accompanying financial statements of the Company have been prepared on the basis of accounting principles generally accepted in the United States of America (“GAAP”).

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

Investments

Investments in debt securities are classified as available-for-sale and are reported at fair value.  Fair values for debt securities are obtained from independent pricing sources.  For debt securities that experience declines in fair value that are determined to be other than temporary, the impairment is separated into two components if there are credit related losses associated with the impaired debt security for which the Company asserts that it does not have the intent to sell the security or it is more likely than not that it will not be required to sell the security before recovery of its cost basis.  The amount of other than temporary impairments (“OTTI”) related to a credit loss is recognized in earnings, and the amount of OTTI related to other factors is recorded as a component of other comprehensive income.   In instances where no credit loss exists but it is more likely than not that the Company will have to sell the debt security prior to the anticipated recovery, the decline in fair value below amortized cost is recognized as an OTTI in earnings.

Factors considered in evaluating whether a decline in fair value is other than temporary are whether the decline is substantial, the duration in which the fair value has been less than cost, and the Company’s ability and intent to retain the investment for a period of time sufficient to allow for the anticipated recovery in value, and the financial condition and near-term prospects of the issuer.  Unrealized gains or losses on securities are reported as a component of other comprehensive income, net of income taxes.  The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method.  Such amortization is included in investment income.  Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker-dealer survey values.  Amortization of loan-backed bonds and structured securities

7

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

includes anticipated prepayments over the estimated economic life of the security.  When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.

Investment income is recognized on the accrual basis.  Debt securities that are delinquent are placed on a non-accrual status, and thereafter interest income is recognized only when cash payments are received.  Realized gains or losses on investments sold are determined by the specific identification method.

Cash and Cash Equivalents

The Company considers highly liquid instruments purchased with an original maturity date of three months or less to be cash equivalents.  Cash and cash equivalents represent amounts in demand deposit accounts and money market mutual funds, and are reported at cost which approximates fair value.  The Company reclassifies cash overdrafts to other liabilities and accrued expenses.  Cash overdrafts were $885 and $572 at December 31, 2015 and 2014, respectively.  Money market mutual funds used to hold cash prior to reinvestment and to meet operating cash requirements were $8,918 and $8,291 at December 31, 2015 and 2014, respectively.

Separate Accounts

Separate account assets represent funds held for the exclusive benefit of variable annuity and variable life contract holders and are reported at fair value based on the net asset value (“NAV”) of such underlying mutual fund portfolios.  Since the contract holders receive the full benefit and bear the full risk of the separate account investments, which are comprised of mutual funds, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account.

Revenue Recognition

Fees charged to contract holders include mortality and expense risk, administrative charges for variable annuity and life contract holders and the cost of providing insurance protection for variable life contract holders.  Fund administration fees represent administrative fees charged to investment managers.  Fees charged to contract holders and fund administration fees are recognized ratably throughout the year as a percentage of the related separate account assets.  Premiums for term life insurance products are recognized as revenue over the premium-paying period.  Interest accretion on the reinsurance deposit related to the fixed income annuity product and the fixed portion of the variable income annuity product is recognized over the remaining term of the underlying contracts.

Future Contract and Policy Benefits

Future contract and policy benefits include the guaranteed minimum death benefit (“GMDB”) and the guaranteed minimum withdrawal benefit features (“GMWB”) (see Note 3 — Guaranteed Benefits) on certain variable annuity products, the majority of the 100% fixed life contingent fixed income annuity product and life products.  Such liabilities are established in amounts sufficient to meet the estimated future obligations of policies in force, taking into consideration the future premiums and assessments.

8

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Contract Holder Deposit Funds

Contract holder deposit funds consist of annuity deposits received from customers for the fixed portion of the variable deferred annuity product, fixed income annuity product with no life contingencies and for policies issued in 2003 and prior, and for the fixed portion of the variable income annuity products with insignificant amounts of life contingent benefits.  Liabilities are established in amounts sufficient to meet the estimated future obligations of policies in force.

Reinsurance Deposit and Receivables

The Company reinsures a substantial portion of its life insurance and annuity product risks with other companies.  As a result, when the Company records liabilities that are subject to reinsurance, reinsurance deposits and receivables are recorded.  The Company remains contingently liable for claims reinsured in the event the reinsurer is unable to meet its obligations.  The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

Deferred Policy Acquisition Costs

Costs that vary with and are primarily associated with acquiring new and renewal business have been deferred.  The costs consist principally of first-year commissions paid to Fidelity Insurance Agency, Inc. in accordance with contractual agreements as described in Note 8 — Affiliated Company Transactions, and certain expenses for traditional life policy issuance and underwriting.  These deferred policy acquisition costs (“DAC”) are being amortized over the lifetime of the policy generally estimated as the level term period for the term insurance product and a 30-year period for the variable deferred and immediate annuity products in proportion to gross profits.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality, and contract cancellations (i.e. lapses, withdrawals, internal replacements and surrenders).  These assumptions are reviewed on a regular basis and are generally based on the Company’s past experience, industry studies, and judgments about the future.  Finally, analyses are performed periodically to assess whether there are sufficient gross profits to amortize the remaining DAC balances.  See Note 9 — Underwriting, Acquisition and Insurance Expenses for additional information regarding amortization of deferred policy acquisition costs.

A significant assumption for the projection of estimated gross profits is the investment return on separate account fund balances.  The Company assumes a long term return of 7.5% before fund expenses and other charges.  The Company also applies a “Reversion to the Mean” assumption in setting the projected return for the next seven years.  The projected return over the next seven years is developed such that the combination of actual and projected returns equals the long term return, and the long term return is projected for the eighth year and beyond.  The Company limits the projected return to no greater than 11.5% (before fund expenses and other charges) and no less than approximately 5% (before fund expenses and other charges).

GAAP provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts.  An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract.  Modifications that result in a permanent contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract.  Unamortized DAC, unearned revenue liabilities and deferred sales inducements from the replaced contract must be written-off.  Modifications that result in a contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract.

9

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

The Company defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract, by amendment, endorsement or rider to the contract.  Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract and any unamortized deferred acquisition costs are written off.  There were no changes to the Company’s definition of internal replacements or changes in product benefits, features, rights or coverage during 2015, 2014 or 2013.  During 2015 and 2014, the Company trued-up for actual lapse and internal replacement activity.

DAC for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.

Property and Equipment

Property, equipment, and computer software are stated at cost less accumulated depreciation or amortization.  Depreciation or amortization is provided using the straight-line method over the estimated useful lives of the assets ranging from three years to ten years.

Software includes certain costs incurred for purchasing and developing software for internal use and is amortized over estimated useful lives, generally three years.

Income Taxes

The Company files a consolidated federal income tax return with FILI.  Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate company basis.  Tax benefits are credited with respect to taxable losses to the extent such losses are utilized by the consolidated group.  Intercompany tax balances are settled within 30 days of the actual tax payment.

The asset and liability method is used in accounting for income taxes.  Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the current enacted tax rates.

The Company recognizes the benefit of uncertain tax positions only when the position is “more likely than not” to be sustained by the tax authorities.

Adoption of New Accounting Pronouncements

In April 2014, the FASB issued new guidance that clarified the scope of what should be reported as discontinued operations and provided for new disclosure requirements.   The Company adopted this guidance effective January 1, 2015.  The adoption of this guidance did not have an impact on the financial statements.

In February 2013, the Financial Accounting Standards Board (“FASB”) issued new guidance that requires companies to present information about the reclassification adjustments from accumulated comprehensive income in a single note or on the face of the financial statements.  The Company adopted this guidance effective January 1, 2013.  The information required by this guidance was previously included in the statements of comprehensive income and therefore, the adoption of this guidance did not have a material impact on the financial statements.

10

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

On January 1, 2013, the Company adopted new guidance issued by the FASB, requiring companies to disclose both gross and net information about certain financial instruments including derivatives, resale and repurchase agreements, and securities lending transactions to the extent that they are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement.  This guidance was effective for the Company beginning January 1, 2013 with retrospective application required.  The Company’s adoption of this guidance did not have an impact on the financial statements.

Future Adoption of Accounting Pronouncements

In January 2016, the FASB issued new guidance on the recognition and measurement of financial assets and financial liabilities. The guidance amends existing GAAP related to the classification and measurement of equity investments and improves the presentation of changes in fair value for financial liabilities accounted for pursuant to the fair value option. The guidance also improves existing disclosure requirements associated with the fair value of financial instruments. The guidance will be effective for the Company beginning January 1, 2018.  The Company is currently evaluating the impact this guidance will have on the financial statements.

In May 2014, the FASB issued new guidance on revenue recognition, which establishes a principles-based model that provides a single framework for recognizing revenue from contracts with customers. The guidance also requires additional disclosures about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from cost incurred to obtain or fulfill a contract.  Revenue recognition for insurance contracts is explicitly scoped out of the guidance. In August 2015, the FASB issued an update to defer the original effective date of this guidance for annual periods beginning after December 15, 2017.  The Company is currently evaluating the impact this guidance will have on the financial statements.

Reclassifications

Certain prior year balances have been reclassified to conform to the current year presentation.

3.     GUARANTEED BENEFITS

The Company establishes a liability for variable annuity contracts that contain death or other insurance benefit guarantees. Certain of the variable annuity contracts issued by the Company offer guaranteed minimum death or guaranteed minimum withdrawal benefits that settle only upon an insurable event, such as death, or, are life contingent.

Guaranteed Minimum Death Benefits

The Company has certain variable annuity contracts with a GMDB feature.  The GMDB feature provides annuity contract holders with a default guarantee that the benefit received at death will be no less than a prescribed minimum amount.  Upon death of the annuitant prior to age 85, the death benefit is the greater of the contract value and total premiums, adjusted for withdrawals.  For an additional charge, the death benefit is the greater of the default guaranteed death benefit and the highest contract value as of any prior anniversary, prior to age 80, adjusted for any additional payments or withdrawals.  The optional rider is no longer offered to new customers, effective January 1, 2003.  If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference.  The Company’s current variable annuity contract does not offer a GMDB feature.

11

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

3.     GUARANTEED BENEFITS (CONTINUED):

The following summarizes the liability for GMDB contracts reflected in the general account:

	Years Ended December 31,
	2015	2014
Beginning Balance	$367	$524
Unlocking of benefit ratio	113	(212)
Interest on reserve	34	22
Claims paid	(428)	(177)
Accrual of benefit ratio	202	210
Ending Balance	$288	$367

The reinsurance recoverables associated with the GMDB were $285 and $359 at December 31, 2015 and 2014, respectively.   The following information relates to the reserving methodology and assumptions for developing the GMDB policy benefit liability:

•            The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.

•            The mean investment return assumptions, prior to the consideration of mortality and expense fees, vary from 3.8% to 11.5% depending on the underlying fund type.

•            The projection model employs a mean reversion adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.

•            The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.

•            The mortality assumption is 65% of the 1994 Variable Annuity MGDB Mortality Table.

•            The base lapse rate assumption varies from 5.5% to 7.5%, depending on policy duration. The partial withdrawal assumption is 2% for all policy durations.

•            The lapse rate for anticipated internal replacements is 3.2%.

•            The discount rate is 6.83%.

The table below represents the account value, net amount at risk, and average attained age of underlying contract holders for guarantees in the event of death as of December 31, 2015 and 2014. The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contract holders had died as of the specified date, and represents the excess of the guaranteed benefit over the fair value of the underlying investments.

	Years Ended December 31,
(in thousands, except for contract holder data)	2015	2014

Net deposits paid
Account value	$485,790	$540,038
Net amount at risk	$10,185	$11,299
Average attained age of contract holders	67	66
Ratchet (highest historical account value at specified anniversary dates)
Account value	$28,390	$32,187
Net amount at risk	$3,555	$3,071
Average attained age of contract holders	71	70

12

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

3.     GUARANTEED BENEFITS (CONTINUED):

Guaranteed Minimum Withdrawal Benefits

The Company issued a variable annuity contract with a guaranteed minimum withdrawal benefit feature.  The GMWB feature provides annuity contract holders with income payments that are guaranteed for life.  The withdrawal feature allows for guaranteed withdrawals beginning with age 59 ½ for the life of the contract holder based on a preset withdrawal percentage as defined in the contract.  The contract holder is eligible to take the withdrawal benefit each year until there is no longer any living annuitant.  In addition, the contract has a ratchet feature where the withdrawal value is increased to the greater of the contract value or withdrawal value on each anniversary.  If the contract value is below the withdrawal value, the withdrawal value will not change.

The following summarizes the liability for GMWB contracts reflected in the general account:

	Years Ended December 31,
	2015	2014

Beginning Balance	$255	$213
Unlocking of benefit ratio	(40)	(5)
Interest on reserve	11	11
Accrual of benefit ratio	29	36
Ending Balance	$255	$255

For contracts issued prior to January 1, 2009, the Company has reinsurance coverage for 100% of its GMWB provisions.  Effective January 1, 2009, the Company entered into a reinsurance agreement with a reinsurer to reinsure 90% of GMWB product sales during calendar year 2009.  Effective March 31, 2009, the GMWB product closed to new business.  Consequently, the aforementioned reinsurance agreement terminated for new business effective March 31, 2009.

The reinsurance recoverables associated with GMWB was $246 at December 31, 2015 and 2014, respectively.

The following information relates to the reserve methodology and assumptions for developing the GMWB policy benefit liability:

•                  The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.

•                  The mean investment return assumptions for the stochastic scenarios, before fund expenses and other charges, vary from 3.8% to 11.5% depending on the underlying fund type.

•                  The projection model employs a mean reversion additive adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.

•                  The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.

•                  Separate benefit ratios were calculated for single life and joint life policies.

•                  For contract holders not yet taking withdrawals, the GMWB withdrawal waiting period is defined as the later of 9 ½ years from issue and age 59 ½.

•                  The mortality assumption is the Annuity 2000 Mortality Table.

•                  The lapse rate assumption is 5%, with dynamic lapse reduction for contracts in the money.

•                  The discount rate is 6.425%, adjusted for maintenance and expense charges.

13

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

3.     GUARANTEED BENEFITS (CONTINUED):

The table below displays the account value and guaranteed withdrawal value at December 31, 2015 and 2014:

	Years Ended December 31,
	2015	2014

Account value	$153,307	$169,714
GMWB value	$165,328	$170,661
Average attained age of contracholders	74	73

4.     INVESTMENTS:

The components of net investment income were as follows:

	Years Ended December 31,
	2015	2014	2013

Debt securities	$3,215	$2,684	$2,040
Cash and cash equivalents	4	2	4
Other	2	2	11
Total investment income	3,221	2,688	2,055
Less: investment expenses	625	654	507
Net investment income	$2,596	$2,034	$1,548

Gross realized gains and losses from the sales of debt securities were as follows:

	Years Ended December 31,
	2015	2014	2013

Debt securities:
Gross realized gains	$410	$500	$704
Gross realized losses	(225)	(159)	(618)
	$185	$341	$86

There were no realized investment losses as a result of other than temporary impairments in 2015, 2014 or 2013.  There were no debt securities that were non-income producing for 2015, 2014 or 2013, respectively.

Net unrealized investment gains on available-for-sale securities carried at fair value and the related impact on DAC and deferred income taxes as of December 31 were as follows:

	Years Ended December 31,
	2015	2014

Debt securities	$(483)	$1,047
DAC	160	(161)
Deferred income tax benefit (expense)	113	(312)
	$(210)	$574

14

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

4.     INVESTMENTS (CONTINUED):

Debt securities that were in a continuous unrealized loss position as of December 31, 2015 were as follows:

	Gross Unrealized Losses	Estimated Fair Value	Number of Securities
Investment grade debt securities:
0-12 months	$(844)	$72,172	$234
Greater than 12 months	(406)	7,195	54
	$(1,250)	$79,367	$288
Below investment grade debt securities:
0-12 months	$(76)	$2,085	$9
Greater than 12 months	(53)	590	5
	$(129)	$2,675	$14

Total	$(1,379)	$82,042	$302

Debt securities that were in a continuous unrealized loss position as of December 31, 2014 were as follows:

	Gross Unrealized Losses	Estimated Fair Value	Number of Securities
Investment grade debt securities:
0-12 months	$(215)	$28,865	$110
Greater than 12 months	(211)	11,617	77
	$(426)	$40,482	$187
Below investment grade debt securities:
0-12 months	$—	$—	$—
Greater than 12 months	—	—	—
	$—	$—	$—

Total	$(426)	$40,482	$187

The Company evaluates declines in fair values below cost for its investments.  Based on the Company’s review of the issuers’ continued compliance with the securities’ obligations in accordance with their contractual terms, management’s intent was not to sell these securities, and it was not more likely than not the Company would be required to sell before recovery, as well as the evaluation of the fundamentals of the issuers’ financial condition and other objective evidence, the Company believes that declines in the fair value of the securities above were temporary as of December 31, 2015 and 2014.  The securities are investment grade fixed maturities with fair values at or greater than 98% of amortized cost at December 31, 2015.  The decline in fair value was primarily the result of an increase in interest rates from the securities purchase date.

15

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

4.     INVESTMENTS (CONTINUED):

The amortized cost and estimated fair value of debt securities and by type of issuer were as follows:

	December 31, 2015
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - OTTI	Estimated Fair Value
Debt securities:
U.S. Treasury and U.S. Government agency securities	$21,356	$4	$(105)	$—	$21,255
Corporate debt securities	108,792	892	(1,143)	—	108,541
Mortgage and asset backed securities	6,332	—	(131)	—	6,201

Total debt securities	$136,480	$896	$(1,379)	$—	$135,997

	December 31, 2014
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - OTTI	Estimated Fair Value
Debt securities:
U.S. Treasury and U.S. Government agency securities	$10,198	$33	$—	$—	$10,231
Corporate debt securities	106,412	1,438	(350)	—	107,500
Mortgage and asset backed securities	7,192	2	(76)	—	7,118

Total debt securities	$123,802	$1,473	$(426)	$—	$124,849

During 2015 and 2014, the Company recorded no OTTI for the portion of noncredit related losses in other comprehensive income.

The amortized cost and fair value of debt securities at December 31, 2015, by contractual maturity are shown below.  Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Estimated Fair Value

Due in 1 year or less	$4,541	$4,526
Due after 1 year through 5 years	87,024	87,037
Due after 5 years through 10 years	36,489	36,109
Due after 10 years	2,094	2,124
Mortgage and asset backed securities	6,332	6,201
Total	$136,480	$135,997

At December 31, 2015 and 2014, there were no contractual investment commitments.  There were no significant concentrations of debt securities by issuer or by industry, other than U.S. Treasury securities.

16

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

4.     INVESTMENTS (CONTINUED):

At December 31, 2015, the amortized cost and fair value of a security on deposit with the State of New York was $392 and $396, respectively.  At December 31, 2014, the amortized cost and fair value of a security on deposit with the State of New York was $390 and $393, respectively.

5.     FAIR VALUE MEASUREMENTS:

The Company categorizes the financial assets and liabilities carried at fair value in its balance sheets based upon a three-level valuation hierarchy.  The Company carries the following financial instruments at fair value in the Company’s financial statements:  fixed maturities, short-term investments such as money market funds, and separate account assets.  The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3).  If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement.  Management’s assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability.  The three levels are described below:

•                  Level 1 — Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market.

•                  Level 2 — Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•                  Level 3 — Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement.  These inputs reflect management’s judgment about the assumptions that a market participant would use in pricing the asset or liability and are based on the best available information, some of which is internally developed.

The Company’s available-for-sale debt securities use Level 2 inputs for the determination of fair value. These fair values are obtained primarily from industry-standard pricing methodologies based on market observable information. While the Company obtains values for the debt securities it holds from independent pricing services, it is ultimately management’s responsibility to determine whether the value obtained and recorded to the financial statements are representative of fair value.

Cash equivalents are reported at fair value on a recurring basis and include money market instruments. Fair values of these cash equivalents may be determined using public quotations which are reflected in Level 1.

Separate account assets are invested in mutual funds whose value is based on the underlying net asset value of these funds.  Open ended mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1.

17

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

5.     FAIR VALUE MEASUREMENTS (CONTINUED):

The following fair value hierarchy table presents information about the Company’s assets measured at fair value on a recurring basis as of December 31, 2015:

	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value as of December 31, 2015
Assets:
Available-for-sale debt securities:
U.S. Treasury and U.S. Government agency securities	$—	$21,255	$—	$21,255
Corporate debt securities	—	108,541	—	108,541
Mortgage and asset backed securities	—	6,201	—	6,201
Total available-for-sale debt securities	—	135,997	—	135,997
Cash equivalents	8,918	—	—	8,918
Subtotal excluding separate account assets	8,918	135,997	—	144,915
Separate account assets	2,289,935	—	—	2,289,935
Total	$2,298,853	$135,997	$—	$2,434,850

The following fair value hierarchy table presents information about the Company’s assets measured at fair value on a recurring basis as of December 31, 2014:

	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value as of December 31, 2014
Assets:
Available-for-sale debt securities:
U.S. Treasury and U.S. Government agency securities	$—	$10,231	$—	$10,231
Corporate debt securities	—	107,500	—	107,500
Mortgage and asset backed securities	—	7,118	—	7,118
Total available-for-sale debt securities	—	124,849	—	124,849
Cash equivalents	8,291	—	—	8,291
Subtotal excluding separate account assets	8,291	124,849	—	133,140
Separate account assets	2,304,097	—	—	2,304,097
Total	$2,312,388	$124,849	$—	$2,437,237

There were no transfers between Level 1 and Level 2 during 2015 or 2014.  There were no Level 3 assets held by the Company during 2015 or 2014.  There were no transfers into or out of Level 3 during 2015 or 2014.

18

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

5.     FAIR VALUE MEASUREMENTS (CONTINUED):

Financial Instruments Not Carried at Fair Value

Certain financial instruments are not measured at fair value in the financial statements but are disclosed if it is practicable to estimate such values.  The following include disclosures for other financial instruments not carried at fair value and not included in the above discussion at December 31 was as follows:

	2015		2014
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Financial Assets:
Policy loans	$37	$37	$37	$37
Reinsurance deposit and receivables	81,922	87,124	86,825	92,475
	$81,959	$87,161	$86,862	$92,512

Financial Liabilities:
Contract holder deposit funds	98,570	103,611	93,994	99,606
	$98,570	$103,611	$93,994	$99,606

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

Policy Loans

Policy loans are carried at outstanding principal balances, not in excess of policy cash surrender value.  These loans are an integral part of the insurance products and have no maturity dates.  Consequently, the outstanding principal balance is considered to be a reasonable estimate of the fair value of policy loans.

Reinsurance Deposit and Receivables

Fair values for certain of the Company’s reinsurance deposits for the fixed portion of the variable annuities contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

Contract Holder Deposit Funds

Fair value for the Company’s contract holder deposit fund liabilities for the fixed portion of the variable annuity contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

The fixed portion of variable deferred annuity products is carried at account value and can be withdrawn without prior notice pursuant to the terms of the annuity contract.  The fixed portion is an integral part of the contract and consequently, the account value is considered to be a reasonable estimate of the fair value of the contract.

19

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

6.     INCOME TAXES:

The components of the provision for income taxes attributable to operations were as follows:

	Years Ended December 31,
	2015	2014	2013
Current:
Federal	$2,187	$2,230	$241
State	27	29	31
	2,214	2,259	272
Deferred:
Federal	798	804	1,565
Provision for income taxes	$3,012	$3,063	$1,837

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.  Life insurance corporations in New York remain subject to a franchise tax.  However, for tax years beginning on or after January 1, 2003, in no event may the franchise tax on life insurance corporations, computed prior to the application of tax credits, be less than 1.5% of premiums or more than 2.0% of premiums.  Accordingly, state deferred taxes are no longer recorded for EFILI, as EFILI believes that the reversal of temporary differences will have no impact on the state income tax that EFILI will pay in the future.

Significant components of the Company’s net deferred tax liability were as follows:

	Years Ended December 31,
	2015	2014
Deferred income tax assets (liabilities):
Deferred policy acquisition costs	$(12,931)	$(12,127)
Unrealized gains on available-for-sale securities	169	(367)
Contract holder reserves	2,195	2,204
Deferred revenue	321	349
Other, net	39	110

Net deferred tax liability	$(10,207)	$(9,831)

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follow:

	Years Ended December 31,
	2015	2014	2013

Tax provision at U.S. Federal statutory rate	$3,563	$3,585	$2,617
Dividends received deduction	(575)	(570)	(850)
Other, net	24	48	70
	$3,012	$3,063	$1,837

The Company paid FILI net federal and state income taxes of $600, $2,100, and $900 in 2015, 2014, and 2013, respectively, related to the Company’s separate-company basis net operating results for the year.

20

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

6.     INCOME TAXES (CONTINUED):

The Company recognizes uncertain tax positions that have a greater than 50% likelihood of being sustained upon examination by the taxing authorities.  As a result, the Company applies a more-likely-than not recognition threshold for all tax uncertainties.  The Company’s management believes that adequate provision has been made in the financial statements for any potential tax uncertainties.

Currently, the Company only files income tax returns in the United States.  The Company is not currently under examination and is no longer subject to U.S. federal or state tax for years before 2013.  The Company is not currently under examination for the income tax filings in any other jurisdictions.  The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustment that will result in a material adverse effect on the Company’s financial condition, results of operations, or cash flows.  Therefore, no reserves for uncertain tax positions have been recorded.

In its Revenue Ruling 2007-61 issued on September 25, 2007, the Internal Revenue Service (“IRS”) announced its intention to issue regulations with respect to certain computational aspects of the dividends received deduction (“DRD”) on separate account assets held in connection with variable annuity contracts.  Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that proposes to change accepted industry and IRS interpretations of the status governing these computational questions.  Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations.  As a result, the ultimate timing and substance of any regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives.

Management believes that it is highly likely that any such regulations would apply prospectively only.  The Company has recorded benefits of $575, $570, and $850 during 2015, 2014 and 2013, respectively, related to the separate account DRD.

The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

7.     STOCKHOLDER’S EQUITY AND DIVIDEND RESTRICTIONS:

Generally, the net assets of the Company available for payment as dividends to FILI are limited to the excess of the Company’s net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities.  Under the Insurance Code of the State of New York, dividends to shareholders are limited to the lesser of the Company’s net gain from operations for the year ended on the preceding December 31, or 10% of the Company’s surplus held for policyholders as of the preceding December 31.  No dividends have been paid or declared during 2015, 2014 or 2013, respectively.

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the New York Insurance Department which vary with GAAP in certain respects.  Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners, as well as state laws, regulations and general administrative rules.  The principal differences with GAAP are that statutory financial statements do not reflect DAC; recognition of deferred income tax assets are limited; bonds are generally carried at amortized cost; insurance liabilities are presented net of reinsurance assets; and future policy benefit liabilities are estimated using different actuarial assumptions.  The Company does not rely on the use of any permitted statutory accounting practices.

21

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

7.     STOCKHOLDER’S EQUITY AND DIVIDEND RESTRICTIONS (CONTINUED):

Net income and capital and surplus as determined in accordance with statutory accounting practices were as follows:

	Years Ended December 31,
	2015	2014	2013

Statutory net income	$4,421	$5,025	$2,338
Statutory surplus	$76,851	$72,498	$67,422

8. AFFILIATED COMPANY TRANSACTIONS:

The Company has a services agreement with Fidelity Investments Institutional Operations Company, Inc. and Fidelity Distributors Corporation, both wholly-owned subsidiaries of FMR LLC, under which the Company provides certain shareholder account services (recordkeeping and customer reporting, customer support, and preparing/distributing marketing materials) with respect to Investor Class shares of the Fidelity variable insurance product funds.  The Company earned fees of $5,485, $5,009 and $4,204 in 2015, 2014 and 2013, respectively, under these agreements.  These fees are included in fund administration fees in the Statements of Consolidated Income.

The Company’s insurance contracts are distributed through Fidelity Brokerage Services LLC, Fidelity Insurance Agency, Inc. (“FIA”), and Fidelity Investments Institutional Services Company, Inc., all of which are wholly-owned subsidiaries of FMR LLC.  The Company has an agreement with FIA under which the Company pays FIA sales compensation of 3% of annuity payments received for its variable deferred and immediate annuity contracts.  The Company pays FIA 37.5% of term life insurance first-year premiums.  The Company compensated FIA in the amount of $4,711, $4,854, and $5,992 in 2015, 2014, and 2013, respectively.

The Company has administrative services agreements with FILI and FMR LLC and its subsidiaries whereby certain administrative and other services are provided for the Company.  The Company paid FILI and FMR LLC and its subsidiaries $2,969, $3,111, and $3,566 in 2015, 2014, and 2013 respectively, for such services.  Intercompany balances with FMR LLC and its subsidiaries are settled within 30 days.

The Company has an agreement with Fidelity Institutional Asset Management Trust Company (“FIAM”), formerly, Pyramis Global Advisors Trust Company  to provide investment and managerial advice.  The Company incurred charges of $390, $358, and $300 in 2015, 2014, and 2013 respectively for such services.

FMR LLC sponsors a trusteed Profit-Sharing Plan covering substantially all eligible Company employees.  Payments are made to the trustee by FMR LLC annually for the Profit-Sharing Plan.  FMR LLC’s policy is to fund all costs accrued and to charge each subsidiary for its share of the cost.  The costs charged to the Company were $122, $133, and $154 in 2015, 2014 and 2013, respectively.

22

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

9.     UNDERWRITING, ACQUISITION AND INSURANCE EXPENSES:

Underwriting, acquisition and insurance expenses were as follows:

	Years Ended December 31,
	2015	2014	2013
Underwriting, acquisition and insurance expenses:
Commissions, gross	$4,711	$4,854	$5,992
Compensation and benefits	1,563	1,628	1,842
Capitalization of deferred policy acquisition costs	(4,716)	(4,917)	(6,097)
Amortization of deferred policy acquisition costs	2,809	2,414	1,151
Rent expenses	105	103	99
Taxes, licenses and fees	178	385	481
General insurance expenses	1,853	1,857	2,493

Total underwriting, acquisition and insurance expenses	$6,503	$6,324	$5,961

Amortization of deferred policy acquisition costs is adjusted periodically as estimates of future gross profits are revised to reflect actual experience.  In 2015, 2014 and 2013, the Company decreased amortization by $1,433, $1,590, and $2,534 respectively, to reflect actual experience for investment performance, persistency (including internal replacements), administrative expenses and inflation assumptions.  This adjustment has been reflected in amortization expense.

10.     REINSURANCE:

The Company retains a maximum coverage per individual life of $25 plus 30% of the excess over $25 with a maximum initial retention not to exceed $100 for its life insurance business issued before March 1, 2008.  The Company retains a flat $100 per individual life for its life business issued on and after March 1, 2008.  The Company reinsures certain guarantee provisions and mortality on its annuity contracts and portions of annuity income that are fixed.  The Company reinsures substantially all of its GMDB provisions for business issued prior to July 1, 2001.  The Company reinsures 100% of its GMWB provisions issued prior to January 1, 2009 and 90% for business issued on or after January 1, 2009.  The GMWB product and associated reinsurance contract were discontinued for new business effective March 31, 2009.

The Company has entered into 100% coinsurance agreements for its fixed guaranteed income annuity product and for the fixed portion of the variable income annuity product with two reinsurers.  Sales of these two products were discontinued in May 2008.  The Company is subject to concentration of risk with respect to these reinsurance agreements.  The receivable from each reinsurer is accounted for as a deposit asset and is recorded in reinsurance deposit and receivables, while the liability related to the underlying annuity contracts with no life contingencies is accounted for as a deposit liability and is recorded in contract holder deposit funds.  Under these reinsurance agreements, the Company receives a front end ceding expense allowance ranging from 2.5% to 3.5% of premiums and an annual allowance of a percentage of assets ranging from 0.12% to 0.60%.  Revenue from the reinsurance agreements and benefit expense from the underlying annuity contracts is recognized over the lives of the underlying contracts.

The Company reinsures substantially all of the fixed income annuities which arise through the annuitization of deferred annuity products if annuitization is prior to June 1, 2009.  The Company retains 100% of the risk for annuitizations of deferred annuity products where annuitization occurs on or after June 1, 2009.

23

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

10.     REINSURANCE (CONTINUED):

Financial information related to the two coinsurance agreements was as follows:

	December 31,
	2015	2014
Reinsurance deposit and receivables:
Genworth Life Insurance Company of New York	$45,975	$49,554
Principal Life Insurance Company	31,272	32,490

Reinsurance deposits and receivables	$77,247	$82,044

Contract holder deposit funds and future contract and policy benefits	$77,809	$82,658

Interest on reinsurance deposit	$2,003	$2,045

Contract and policy benefits and expenses	$1,733	$1,742

The Company’s deposit assets under the reinsurance agreement with Principal Life Insurance Company is partially secured by investments held in a collateral account which offers the Company additional protection and reduces the risk of loss to the Company that could result from failure of this reinsurer.

Additional information on direct business written and reinsurance ceded for the years ended December 31, was as follows:

	Years Ended December 31,
	2015	2014	2013

Direct life premiums	$1,149	$1,210	$1,289
Reinsurance ceded, net of ceding expense allowance	(367)	(841)	(891)
Net premiums	$782	$369	$398

Direct contract and policy benefits	$10,268	$10,053	$10,725
Reinsurance ceded, net of reinsurance premiums	(4,867)	(5,587)	(4,989)
Net contract and policy benefits	$5,401	$4,466	$5,736

11.     COMMITMENTS AND CONTINGENCIES:

The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters.  Those actions are considered by the Company in estimating policy reserves and other liabilities.  The Company believes that the resolution of those actions should not have a material adverse effect on stockholder’s equity or net income.

Regulatory Matters

Under existing guaranty fund laws in all states, insurers licensed to do business in those states can be assessed for certain obligations of insolvent insurance companies to policyholders and claimants.  The actual amount of such assessments will depend upon the final outcome of rehabilitation proceedings and will be paid over several years.

24

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

12.     SUBSEQUENT EVENTS:

On February 19, 2016, the Company gave notice to Genworth Life Insurance Company of New York (“GLICNY”) of its decision to exercise a recapture option contained in their October 1, 2001 Reinsurance Agreement (the “Agreement”).  This means that within approximately 60 days either (i) the Company would recapture all reinsurance ceded under the Agreement, or (ii) GLICNY would, subject to the prior approval of the Company, transfer such reinsurance to another mutually-acceptable reinsurer.

The Company has evaluated subsequent events from the balance sheet date through April 20, 2016 and did not identify any other events that would require adjustments to, or disclosure in, the financial statements.

25

PART C
OTHER INFORMATION

Item 24  Financial Statements and Exhibits

a)                           Financial Statements included in Part B

The following financial statements of Empire Fidelity Investments Variable Annuity Account A and of Empire Fidelity Investments Life Insurance Company are filed in Part B.  There are no financial statements included in Part A, other than Accumulation Unit Values.

(1)                                 Statements of Assets and Liabilities and Statements of Operations for Empire Fidelity Investments Variable Annuity Account A as of December 31, 2015.

(2)                                 Statements of Changes in Net Assets for Empire Fidelity Investments Variable Annuity Account A for Years Ended December 31, 2015 and 2014.

(3)                                 Report of PricewaterhouseCoopers LLP on the Financial Statements of Empire Fidelity Investments Variable Annuity Account A.

(4)                                 Balance Sheets of Empire Fidelity Investments Life Insurance Company as of December 31, 2015 and 2014.

(5)                                 Statements of Income and Comprehensive Income for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2015, 2014, and 2013.

(6)                                 Statements of Stockholder’s Equity for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2015, 2014, and 2013.

(7)                                 Statements of Cash Flows for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2015, 2014, and 2013.

(8)                                 Notes to Financial Statements of Empire Fidelity Investments Life Insurance Company.

(9)                                 Report of PricewaterhouseCoopers LLP on Financial Statements of Empire Fidelity Investments Life Insurance Company.

b)                           Exhibits

(1)                                 Resolution of Board of Directors of Empire Fidelity Investments Life Insurance Company (“Empire Fidelity Investments Life”) establishing the Empire Fidelity Investments Variable Annuity Account A. (Note 1)

(2)                                 Custody Agreement - Not Applicable

(3)                                 Distribution Agreement between Empire Fidelity Investments Life and Fidelity Brokerage Services LLC (Note 1)

(4)                               Variable Annuity Policy (Note 4)

(5)                                 Application for Deferred Variable Annuity (Note 4)

(6)                                 Certification of Incorporation and By-laws

(a) Articles of Domestication of Fidelity Investments Life.  (Note 1)

(b) Amended Bylaws of Fidelity Investments Life.  (Note 1)

(7)                                 Form of Reinsurance Agreement - Not Applicable

(8)                                 Not Applicable

(9)                                 Legal opinion and consent of Lance A. Warrick filed herein as Exhibit 9

(10)                          Written consent of PricewaterhouseCoopers LLP filed herein as Exhibit 10

(11)                          Not Available

(12)                          Not Available

(13)                          Performance Advertising Calculations (Note 2)

(14)                          (a) Participation Agreement among Empire Fidelity Investments Life, Variable Insurance Products Fund and Fidelity Distributors Corporation. (Note 1)

(b) Participation Agreement among Empire Fidelity Investments Life, Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Note 1)

(c) Participation Agreement among Empire Fidelity Investments Life, Variable Insurance Products Fund III and Fidelity Distributors Corporation. (Note 1)

(d) Participation Agreement among Empire Fidelity Investments Life, Variable Insurance Products Fund IV and Fidelity Distributors Corporation. (Note 1)

(e) Participation Agreement between Empire Fidelity Investments Life and MORGAN STANLEY UNIVERSAL FUNDS, INC. (the “Fund”), and MORGAN STANLEY ASSET MANAGEMENT INC. and MILLER ANDERSON & SHERRERD, LLP (the “Advisers”).  (Note 2)

(f) Participation Agreement between Empire Fidelity Investments Life Insurance Company and LAZARD ASSET MANAGEMENT SECURITIES LLC (“Adviser”) and LAZARD RETIREMENT SERIES, INC. (“Fund”).  (Note 3)

(g) Participation Agreement between Empire Fidelity Investments Life Insurance Company and PIMCO Variable Insurance Trust (the “Fund”), a Delaware statutory trust, and Allianz Global Investors Distributors LLC (the “Underwriter”), a Delaware limited liability company.  (Note 5)

(h) Participation Agreement between Empire Fidelity Investments Life Insurance Company and AIM Variable Insurance Funds, a Deleware Trust, and Invesco Distributors, Inc., a Deleware corporation, and Invesco Advisers, Inc. (Note 6)

(15)                          Powers of Attorney

(a) Power of Attorney for William J. Johnson, Jr. is filed herewithin

(b) Power of Attorney for Norman L. Ashkenas is filed herewithin

(c) Power of Attorney for Kathleen M. Graveline is filed herewithin

(d) Power of Attorney for Peter G. Johannsen is filed herewithin

(e) Power of Attorney for Malcolm MacKay is filed herewithin

(f) Power of Attorney for Kathleen A. Murphy is filed herewithin

(g) Power of Attorney for Rodney R. Rohda is filed herewithin

(h) Power of Attorney for Roger T. Servison is filed herewithin

‘                                            (i) Power of Attorney for Floyd L. Smith is filed herewithin

(j) Power of Attorney for Derek L. Young is filed herewithin

(k) Power of Attorney for Sriram Subramaniam is filed herewithin

(l) Power of Attorney for Miles Mei is filed herewithin

(Note 1) Incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement No. 33-42376, filed electronically on April 27, 1997, on behalf of Empire Fidelity Investments Variable Annuity Account A.

(Note 2) Incorporated by reference from Post-Effective Amendment No. 7 to Registration Statement No. 33-42376 on behalf of Empire Fidelity Investments Variable Annuity Account A, filed on April 28, 1998.

(Note 3) Incorporated by reference from Post-Effective Amendment No. 19 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 27, 2006.

(Note 4) Incorporated by reference from the Registration Statement’s initial filing on August 9, 2005.

(Note 5) Incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 333-127346, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on September 21, 2009.

(Note 6) Incorporated by reference from Post-Effective Amendment No. 7 to Registration Statement on Form N-4, Reg. No. 333-127346, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on June 18, 2010.

Item 25.Directors and Officers of the Depositor

The directors and officers of Empire Fidelity Investments Life are as follows:

Directors of Empire Fidelity Investments Life

WILLIAM J. JOHNSON, JR., President and Director

NORMAN L. ASHKENAS, Director

KATHLEEN M. GRAVELINE, Director

PETER G. JOHANNSEN, Director

MALCOLM MACKAY, Director

KATHLEEN A. MURPHY, Director

RODNEY R. ROHDA, Director

ROGER T. SERVISON, Director

SRIRAM SUBRAMANIAM, Director

FLOYD L. SMITH, Director

DEREK L. YOUNG, Director

Executive Officers of Empire Fidelity Investments Life

Robert J. Cummings	Senior Vice President, Client Services
Lance A. Warrick	Vice President, General Counsel, and Secretary

Miles Mei	Treasurer
David A. Golino	Senior Vice President and Chief Financial Officer
Brian N. Leary	Consumer Services Officer and Chief Compliance Officer

Felicia F. Tierney	Vice President, Human Resources
Deborah Walsh	Senior Vice President, Systems and Technology

Robert K. Leach	Appointed Actuary

Maryann P. Crews	Illustration Actuary

Barbara Maietta	Vice President, Marketing

Robert Brown	Senior Vice President, Channel Development

The principal business address of each of the above persons is 100 Salem Street, Smithfield, Rhode Island 02917.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant.

See Exhibit 26 of the original registration statement filed on Form N-4 on August 17, 1991, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A.

Item 27. Number of Contract Owners.

As of March 31, 2016 there were 0 Qualified Contracts and 6,693 Non-Qualified Contracts Outstanding.

Item 28. Indemnification

FMR LLC and its subsidiaries own a directors’ and officers’ liability reimbursement contract (the “Policies”), issued by National Union Fire Insurance Company, that provides coverage for “Loss” (as defined in the Policies) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer.  The coverage is provided to these insureds, including Empire Fidelity Investments Life, to the extent required or permitted by applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters.  Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions.  Loss is essentially the legal liability on claims against a director or officer, including damages, judgements, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.

There are a number of exclusions from coverage.  Among the matters excluded are Losses arising as the result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which the Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed upon fiduciaries by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omissions, and (5) claims for an accounting of profits in fact made from the purchase or sale by a director or officer of any securities of the insured corporations within the meaning of Section 16(b) of the Securities Exchange Act of 1934 and amendments thereto or similar provisions of any state statutory law.

A $100 million limit (policy aggregate limit) and a $500,000 deductible apply to Loss for which the directors and officers are indemnified by Empire Fidelity Investments Life Insurance Company.  A $10 million limit (policy aggregate) and a $0 deductible apply to Loss for which the directors and officers are not indemnified by Empire Fidelity Investments Life Insurance Company.

Utah law (Revised Business Corporation Act §16-10a-901 et seq.) provides, in substance, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interest of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

The Text of Article XIV of Fidelity’s By-Laws, which relates to indemnification of the directors and officers, is as follows:

INDEMNIFICATION OF DIRECTORS, OFFICERS AND PERSONS

ADMINISTERING EMPLOYEE BENEFIT PLANS

Each officer or Director or former officer or Director of the Corporation, and each person who shall, at the Corporation’s request, have served as an officer or director of another corporation or as trustee, partner or officer of a trust, partnership or association, and each person who shall, at the Corporation’s request, have served in any capacity with respect to any employee benefit plan, whether or not then in office then serving with respect to such employee benefit plan, and the heirs, executors, administrators, successors and assigns of each of them, shall be indemnified by the Corporation against all satisfaction of judgements, in compromise and or as fines or penalties and fees and disbursement of counsel, imposed upon or reasonably incurred by him or them in connection with or arising out of any action, suit or proceeding, by reason of his being or having been such officer, trustee, partner or director, or by reason of any alleged act or omission by him in such capacity or in serving with respect to an employee benefit plan, including the cost of reasonable settlements (other than amounts paid to the Corporation itself) made with a view to curtailment of costs of litigation.

The Corporation shall not, however, indemnify any such person, or his heirs, executors, administrators, successors, or assigns, with respect to any matter as to which his conduct shall be finally adjudged in any such action, suit, or proceedings to constitute willful misconduct or recklessness or to the extent that such matter relates to service with respect to any employee benefit plan, to not be in the best interest of the participants or beneficiaries of such employee benefit plan.

Such indemnification may include payment by the Corporation of expenses incurred in defending any such action, suit, or proceeding in advance of the final disposition thereof, upon receipt of an undertaking by or on behalf of the person indemnified to repay such payment if it shall ultimately be determined that he is not entitled to be indemnified by the Corporation.  Such undertaking may be accepted by the corporation without reference to the financial ability of such person to make repayment.

The foregoing rights of indemnification shall not be exclusive of other rights to which any such director, officer, trustee, partner or person serving with respect to an employee benefit plan may be entitled as a matter of law.  These indemnity provisions shall be separable, and if any portion thereof shall be finally adjudged to be invalid, such invalidity shall not affect any other portion which can be given effect.

The Board of Directors may purchase and maintain insurance on behalf of any persons who is or was a Director, officer, trustee, partner, employee or other agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, trustee, partner, employee or other agent of another corporation, association, trust or partnership, against any liability incurred by him in any such, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director or officer, or controlling persons of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by its is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

a)  Fidelity Brokerage Services LLC acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Fidelity Investments Life, and Empire Fidelity Investments Life Insurance Company.

(b)	Sriram Subramaniam	Director, Chief Executive Officer, and President
	Michael Durbin	Director
	Kathleen Murphy	Director
	Scott Hutzler	Director
	Richard Lyons	Chief Financial Officer and Senior Vice President
	Tami R. Rash	Treasurer
	David Forman	Secretary and Chief Legal Officer
	Norman Ashkenas	Chief Compliance Officer
	Peter D. Stahl	Assistant Secretary
	Donald St. Peter	Vice President, Real Estate

The address for each person named in Item 29 is 900 Salem Street, Smithfield, Rhode Island 02917.

(c)  $0.00

Item 30. Location of Accounts and Records

The records regarding the Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Empire Fidelity Investments Life Insurance Company at 640 Fifth Avenue, New York, New York 10019.

Item 31. Management Services - The contracts for management-related services between (a) Fidelity Investments Life and Empire Fidelity Investments Life is summarized in Part B.  Payments under these contracts for 2015, 2014, and 2013, were $2,969,087, $3,111,390, and $3,565,846 respectively.

Item 32. Undertakings

(a)                                 Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)                                 Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information (“SAI”), or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a SAI.

(c)                                  Registrant undertakes to deliver any SAI and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)                                 Registrant represents that it meets the definition of a “separate account” under the federal securities laws.

(e)                                  Empire Fidelity Investments Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy (“the contract”) offered by Empire Fidelity Investments Life Insurance Company are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Empire Fidelity Investments Life Insurance Company.

POWER OF ATTORNEY

I, William J. Johnson, Jr., the President of Empire Fidelity Investments Life Insurance Company (“Empire Fidelity”), as of January 1, 2016, hereby constitute and appoint (i) Lance A. Warrick and Miles Mei, or (ii) either one individually, as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities, but only so long as I remain President, with respect to:

(i)        Post-Effective Amendment Number 15 to Registration Statement (File No. 333-127346) of Empire Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)       All initial Registration Statements of the Empire Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/William J. Johnson, Jr.
William J. Johnson, Jr.

POWER OF ATTORNEY

I, William J. Johnson, Jr., the undersigned Director of Empire Fidelity Investments Life Insurance Company (“Empire Fidelity”), as of January 1, 2016, hereby constitute and appoint (i) Lance A. Warrick and Miles Mei, or (ii) either one individually, as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities, but only so long as I remain a Director, with respect to:

(i)        Post-Effective Amendment Number 15 to Registration Statement (File No. 333-127346) of Empire Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)       All initial Registration Statements of the Empire Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/William J. Johnson, Jr.
William J. Johnson, Jr.

POWER OF ATTORNEY

I, Norman L. Ashkenas, the undersigned Director of Empire Fidelity Investments Life Insurance Company (“Empire Fidelity”), as of January 1, 2016, hereby constitute and appoint (i) Lance A. Warrick and Miles Mei, or (ii) either one individually, as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities, but only so long as I remain a Director, with respect to:

(i)        Post-Effective Amendment Number 15 to Registration Statement (File No. 333-127346) of Empire Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)       All initial Registration Statements of the Empire Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/Norman L. Ashkenas
Norman L. Ashkenas

POWER OF ATTORNEY

I, Kathleen M. Graveline, the undersigned Director of Empire Fidelity Investments Life Insurance Company (“Empire Fidelity”), as of January 1, 2016, hereby constitute and appoint (i) Lance A. Warrick and Miles Mei, or (ii) either one individually, as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities, but only so long as I remain a Director, with respect to:

(i)        Post-Effective Amendment Number 15 to Registration Statement (File No. 333-127346) of Empire Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)       All initial Registration Statements of the Empire Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/Kathleen M. Graveline
Kathleen M. Graveline

POWER OF ATTORNEY

I, Peter G. Johannsen, the undersigned Director of Empire Fidelity Investments Life Insurance Company (“Empire Fidelity”), as of January 1, 2016, hereby constitute and appoint (i) Lance A. Warrick and Miles Mei, or (ii) either one individually, as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities, but only so long as I remain a Director, with respect to:

(i)        Post-Effective Amendment Number 15 to Registration Statement (File No. 333-127346) of Empire Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)       All initial Registration Statements of the Empire Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/Peter G. Johannsen
Peter G. Johannsen

POWER OF ATTORNEY

I, Malcolm MacKay, the undersigned Director of Empire Fidelity Investments Life Insurance Company (“Empire Fidelity”), as of January 1, 2016, hereby constitute and appoint (i) Lance A. Warrick and Miles Mei, or (ii) either one individually, as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities, but only so long as I remain a Director, with respect to:

(i)        Post-Effective Amendment Number 15 to Registration Statement (File No. 333-127346) of Empire Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)       All initial Registration Statements of the Empire Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/Malcolm MacKay
Malcolm MacKay

POWER OF ATTORNEY

I, Kathleen A. Murphy, the undersigned Director of Empire Fidelity Investments Life Insurance Company (“Empire Fidelity”), as of January 1, 2016, hereby constitute and appoint (i) Lance A. Warrick and Miles Mei, or (ii) either one individually, as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities, but only so long as I remain a Director, with respect to:

(i)        Post-Effective Amendment Number 15 to Registration Statement (File No. 333-127346) of Empire Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)       All initial Registration Statements of the Empire Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/Kathleen A. Murphy
Kathleen A. Murphy

POWER OF ATTORNEY

I, Rodney R. Rohda, the undersigned Director of Empire Fidelity Investments Life Insurance Company (“Empire Fidelity”), as of January 1, 2016, hereby constitute and appoint (i) Lance A. Warrick and Miles Mei, or (ii) either one individually, as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities, but only so long as I remain a Director, with respect to:

(i)        Post-Effective Amendment Number 15 to Registration Statement (File No. 333-127346) of Empire Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)       All initial Registration Statements of the Empire Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/Rodney R. Rohda
Rodney R. Rohda

POWER OF ATTORNEY

I, Roger T. Servison, the undersigned Director of Empire Fidelity Investments Life Insurance Company (“Empire Fidelity”), as of January 1, 2016, hereby constitute and appoint (i) Lance A. Warrick and Miles Mei, or (ii) either one individually, as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities, but only so long as I remain a Director, with respect to:

(i)        Post-Effective Amendment Number 15 to Registration Statement (File No. 333-127346) of Empire Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)       All initial Registration Statements of the Empire Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/Roger T. Servison
Roger T. Servison

POWER OF ATTORNEY

I, Floyd T. Smith, the undersigned Director of Empire Fidelity Investments Life Insurance Company (“Empire Fidelity”), as of January 1, 2016, hereby constitute and appoint (i) Lance A. Warrick and Miles Mei, or (ii) either one individually, as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities, but only so long as I remain a Director, with respect to:

(i)        Post-Effective Amendment Number 15 to Registration Statement (File No. 333-127346) of Empire Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)       All initial Registration Statements of the Empire Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/Floyd T. Smith
Floyd T. Smith

POWER OF ATTORNEY

I, Derek L. Young, the undersigned Director of Empire Fidelity Investments Life Insurance Company (“Empire Fidelity”), as of January 1, 2016, hereby constitute and appoint (i) Lance A. Warrick and Miles Mei, or (ii) either one individually, as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities, but only so long as I remain a Director, with respect to:

(i)        Post-Effective Amendment Number 15 to Registration Statement (File No. 333-127346) of Empire Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)       All initial Registration Statements of the Empire Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/Derek L. Young
Derek L. Young

POWER OF ATTORNEY

I, Sriram Subramaniam, the undersigned Director of Empire Fidelity Investments Life Insurance Company (“Empire Fidelity”), as of January 1, 2016, hereby constitute and appoint (i) Lance A. Warrick and Miles Mei, or (ii) either one individually, as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities, but only so long as I remain a Director, with respect to:

(i)        Post-Effective Amendment Number 15 to Registration Statement (File No. 333-127346) of Empire Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)       All initial Registration Statements of the Empire Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/Sriram Subramaniam
Sriram Subramaniam

POWER OF ATTORNEY

I, Miles Mei, the undersigned Treasurer of Empire Fidelity Investments Life Insurance Company (“Empire Fidelity”), as of January 1, 2016, hereby constitute and appoint Lance A. Warrick as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities, but only so long as I remain Treasurer, with respect to:

(i)        Post-Effective Amendment Number 15 to Registration Statement (File No. 333-127346) of Empire Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)       All initial Registration Statements of the Empire Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/Miles Mei
Miles Mei

SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Empire Fidelity Investments Variable Annuity Account A, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 15 to the Registration Statement to be signed on its behalf in the town of Smithfield and the state of Rhode Island, on this 29th day of April, 2016.

EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
(Registrant)

By:	EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ *	Attest:	/s/Lance A. Warrick
	William J. Johnson, Jr.		Lance A. Warrick,
	President		Secretary

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on this 29th day of April, 2016.

Signature	Title

/s/ *		)
William J. Johnson, Jr	President and Director	)
)
/s/ *		)
Norman L. Ashkenas	Director	)
)
/s/ *		)
Floyd L. Smith	Director	)
)
/s/ *		)
Miles Mei	Treasurer	)
)
/s/ *		)
Rodney R. Rohda	Director	) By:	/s/Lance A. Warrick
		)	Lance A. Warrick
/s/ *		)	(Attorney-in-Fact)*
Roger T. Servison	Director	)
)
/s/ *		)
Kathleen A. Murphy	Director	)
)
/s/ *		)
Malcolm MacKay	Director	)
)

/s/ *		) By:	/s/Lance A. Warrick
Kathleen M. Graveline	Director	)	Lance A. Warrick
/s/ *		)	(Attorney-in-Fact)*
Peter G. Johannsen	Director	)
/s/ *		)
Derek L. Young	Director	)
/s/ *		)
Sriram Subramanian	Director	)